FIRST INVESTORS TAX EXEMPT FUNDS
40 Wall Street
New York, New York 10005

October 11, 2018
Your action is required. Please vote today.
Dear shareholder:
At First Investors, we continually review our lineup of mutual funds to ensure that each fund continues to serve the best interests of our shareholders.  After careful consideration, we proposed, and your fund’s Board of Trustees agreed, that shareholders would benefit from the reorganizations of the following funds:
●  First Investors Connecticut Tax Exempt Fund,
●  First Investors Massachusetts Tax Exempt Fund,
●  First Investors Michigan Tax Exempt Fund,
●  First Investors Minnesota Tax Exempt Fund,
●  First Investors North Carolina Tax Exempt Fund,
●  First Investors Ohio Tax Exempt Fund,
●  First Investors Pennsylvania Tax Exempt Fund, and
●  First Investors Virginia Tax Exempt Fund
    (each, a “State Tax Exempt Fund”)
into	First Investors Tax Exempt Opportunities Fund (“Tax Exempt Opportunities Fund”)

Each State Tax Exempt Fund, which is a state-specific municipal bond fund, is very small and First Investors believes that each has limited prospects for attracting significant new assets.  First Investors believes that there may be greater growth prospects in the Tax Exempt Opportunities Fund, a First Investors municipal bond fund that diversifies its assets among municipal securities of different states, municipalities and U.S. territories. Each fund is a series of First Investors Tax Exempt Funds.
Benefits of the Proposed Reorganizations:
Continuity of Management.  Foresters Investment Management Company, Inc. serves as investment adviser of State Tax Exempt Funds and the Tax Exempt Opportunities Fund;
Better Performance Record. With the exception of the Institutional Class shares of the First Investors Virginia Tax Exempt Fund, each class of shares of the Tax Exempt Opportunities Fund has had better prior performance than the corresponding class of shares of each State Tax Exempt Fund.  The Class A and Class B shares of the Tax Exempt Opportunities Fund have outperformed the corresponding class of shares of each State Tax Exempt Fund for the one-year, five-year and ten-year periods ended December 31, 2017, and, with the exception of the Institutional Class shares of the First Investors Virginia Tax Exempt Fund for the one-year period ended December 31, 2017, the Advisor Class and Institutional Class shares of the Tax Exempt Opportunities Fund have outperformed the corresponding class of shares of each State Tax Exempt Fund for the one-year period ended December 31, 2017 and since inception of the Advisor Class and Institutional Class shares in May 2013 through December 31, 2017.  However, no assurances may be given that the combined fund will achieve any level of performance after the Reorganizations;
The Same or Lower Total Annual Fund Operating Expenses for all Share Classes of the State Tax Exempt Funds and Lower Net Annual Fund Operating Expenses for a Majority of the Share Classes of the State Tax Exempt Funds.  The total annual fund operating expenses of each class of shares of the Tax Exempt Opportunities Fund are lower than the total annual fund operating expenses of the corresponding class of shares of each State Tax Exempt Fund, except that the total annual fund operating expenses of the Advisor Class shares of the First Investors Connecticut Tax Exempt Fund and the Class B shares of the First Investors Virginia Tax Exempt Fund are the same as those of the corresponding classes of the Tax Exempt Opportunities Fund.  Currently, FIMCO voluntarily waives a portion of its advisory fee for each State Tax Exempt Fund (but not the Tax Exempt Opportunities Fund).  These

voluntary fee waivers can be terminated by FIMCO at any time in its discretion.  Taking into account these voluntary fee waivers, the total annual fund operating expenses of each class of shares of the Tax Exempt Opportunities Fund are still lower in a majority of cases than the net annual fund operating expenses of the corresponding class of shares of the State Tax Exempt Funds.  Please see “Will there be any changes to my fees and expenses as a result of the Reorganizations?” starting on page 4 of the Questions and Answers immediately following this letter to see the effect of the Reorganizations on your State Tax Exempt Fund.

Potential Economies of Scale. The reorganizations may provide shareholders of the State Tax Exempt Funds the opportunity to benefit from the economies of scale that may be available in the Tax Exempt Opportunities Fund, a much larger fund.  If all of the reorganizations are consummated, the Tax Exempt Opportunities Fund is expected to nearly double in size which is expected to result in slightly lower annual fund operating expenses for the Class A and Advisor Class shares of the combined fund and may contribute to further lowering annual fund operating expenses of the combined fund over time; and
More Efficient Use of Management Resources.  Merging the funds would allow the investment adviser to concentrate its management resources on a single combined fund which could benefit the combined fund and lead to greater operational efficiencies.
Differences between the State Tax Exempt Funds and the Tax Exempt Opportunities Fund:
The Tax Exempt Opportunities Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax while each State Tax Exempt Fund seeks a high level of interest income that is exempt from both federal income tax as well as state income tax for individual residents of the state identified in the State Tax Exempt Fund’s name.  Because the Tax Exempt Opportunities Fund does not seek to produce income that is exempt from state income tax for individual residents of any particular state, if the reorganization of your State Tax Exempt Fund is consummated, then, as an investor in the Tax Exempt Opportunities Fund, you will continue to receive income that is exempt from your state’s income tax only to the extent that the Tax Exempt Opportunities Fund invests in municipal securities of the state in which you are a resident.  In addition, while the State Tax Exempt Funds and the Tax Exempt Opportunities Fund each seek a high level of interest income, the Tax Exempt Opportunities Fund, secondarily, seeks total return.  The Tax Exempt Opportunities Fund also may invest in high yield, below investment grade municipal bonds, also known as “high yield” or “junk bonds” and may engage at times in short-term trading.  These differences result in different risk profiles for the funds, with the Tax Exempt Opportunities Fund having exposure to high yield securities risk, high portfolio turnover and frequent trading risk, which are not principal risks of the State Tax Exempt Funds.
The Board of Trustees of your fund unanimously recommends that the shareholders vote in favor of the proposed reorganizations.
How to vote:
Each reorganization requires the approval of its shareholders.  Thus, a Special Joint Meeting of Shareholders of all the State Tax Exempt Funds will be held at 9:00 a.m. Eastern time on November 30, 2018, at the offices of the First Investors Family of Funds, 40 Wall Street, New York, New York 10005. If you own shares of more than one State Tax Exempt Fund, you will receive a proxy card for each State Tax Exempt Fund in which you own shares. Please vote each proxy card.
While you may attend the meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes. You have multiple options available for how to cast your proxy vote:
Mail:	Complete the enclosed proxy card(s) and return it in the enclosed postage-prepaid envelope;

Phone:	Cast your vote by automated touchtone phone or with a proxy voting representative by calling one of the toll-free numbers found on the enclosed proxy card(s); and

Internet:	The web address and instructions for voting online can be found on the enclosed proxy card(s).

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The attached Combined Proxy Statement and Prospectus contains further information regarding the reorganizations and the Tax Exempt Opportunities Fund.  Please read it carefully before voting.  If you have any questions regarding the reorganizations or the proxy card, or need assistance voting your shares, please contact AST Fund Solutions, LLC, your fund’s proxy solicitor, toll-free at 1 (866) 796-7180 or First Investors toll-free at 1 (800) 423-4026.

If you approve the reorganization of your State Tax Exempt Fund(s), it is expected to take effect on or about December 14, 2018. At that time, the Class A shares, Class B shares, Advisor Class shares and Institutional Class shares of each State Tax Exempt Fund you currently own would be exchanged for the same class of shares of the Tax Exempt Opportunities Fund with an aggregate value equal to the aggregate value of your State Tax Exempt Fund shares, as set forth below:
State Tax Exempt Funds		Tax Exempt Opportunities Fund
Class A shares	à	Class A shares
Class B shares	à	Class B shares
Advisor Class shares	à	Advisor Class shares
Institutional Class shares	à	Institutional Class shares
No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the exchange of their shares.  Shareholders will not realize a gain or loss for federal income tax purposes as a direct result of a reorganization.
Thank you for voting and for your continued investment in the First Investors Family of Funds.
Sincerely,

E. Blake Moore Jr.
President of First Investors Family of Funds
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Questions and Answers
Q.          What is this document and why did you send it to me?
A.          The attached Combined Proxy Statement and Prospectus (“Proxy Statement”) is (1) a proxy statement for First Investors funds listed under the heading “Target Funds” in the table below and (2) a prospectus for the First Investors Tax Exempt Opportunities Fund, each of which is a series of the First Investors Tax Exempt Funds (“Trust”).  The Board of Trustees of the Trust (“Board”) has approved the reorganization of each Target Fund into the Acquiring Fund (each, a “Reorganization” and collectively, the “Reorganizations”), as follows:
Proposed Reorganizations of the Target Funds into the Acquiring Fund
Target Funds			Acquiring Fund
1.	First Investors Connecticut Tax Exempt Fund (“Connecticut Fund”)	à	First Investors Tax Exempt Opportunities Fund (“Tax Exempt Opportunities Fund”)
2.	First Investors Massachusetts Tax Exempt Fund (“Massachusetts Fund”)	à
3.	First Investors Michigan Tax Exempt Fund (“Michigan Fund”)	à
4.	First Investors Minnesota Tax Exempt Fund (“Minnesota Fund”)	à
5.	First Investors North Carolina Tax Exempt Fund (“North Carolina Fund”)	à
6.	First Investors Ohio Tax Exempt Fund (“Ohio Fund”)	à
7.	First Investors Pennsylvania Tax Exempt Fund (“Pennsylvania Fund”)	à
8.	First Investors Virginia Tax Exempt Fund (“Virginia Fund”)	à

Each First Investors funds listed under the heading “Target Funds” in the table above is also referred to as a “Target Fund” and collectively, as the “Target Funds” and the Tax Exempt Opportunities Fund is also referred to as the “Acquiring Fund.”  The Target Funds and the Acquiring Fund each may be referred to herein as a “Fund” and collectively as the “Funds.”

You are receiving this document because, as of October 3, 2018, you were a shareholder of a Target Fund.  The purposes of the Proxy Statement are to (1) solicit votes from shareholders of each Target Fund to approve their Reorganization, as described in the Plan of Reorganization and Termination (“Reorganization Plan”), the form of which is attached to the Proxy Statement as Appendix A, and (2) provide information regarding the Class A shares, Class B shares, Advisor Class shares and Institutional Class shares of the Acquiring Fund.  The Proxy Statement contains information that shareholders of a Target Fund may wish to consider before voting on the Reorganization Plan.  You should retain this document for future reference.
Q.          What is the purpose of the Reorganizations?
A.          Foresters Investment Management Company, Inc. (“FIMCO”), the investment adviser of each Fund, has proposed reorganizing each Target Fund into the Acquiring Fund. Each Target Fund is very small and FIMCO believes that each has limited prospects for attracting significant new assets.  FIMCO believes that there may be greater growth prospects in the Acquiring Fund, another First Investors municipal bond fund. The Board has determined that the Reorganizations are in the best interests of each Target Fund and would benefit each Target Fund and its shareholders for several reasons, including:
1.
FIMCO serves as investment adviser of the Acquiring Fund and each Target Fund.  The Reorganizations will allow shareholders of each Target Fund to continue to pursue their investment goals through the Acquiring Fund, a First Investors municipal bond fund that diversifies its assets among municipal securities of different states, municipalities and U.S. territories;

2.
With one exception noted below, the Acquiring Fund has had better prior performance than the Target Funds.  The Class A and Class B shares of the Acquiring Fund have outperformed the corresponding class of shares of each Target Fund for the one-year, five-year and ten-year periods ended December 31, 2017, and the Advisor Class and Institutional Class shares of the Acquiring Fund have outperformed the corresponding class of shares of each Target Fund for the one-year period ended December 31, 2017 and since inception of the Advisor Class and Institutional Class shares in May 2013 through December 31, 2017. The Institutional Class shares of the Virginia Fund outperformed the Institutional Class shares of the

Acquiring Fund for the one-year period ended December 31, 2017. However, no assurances may be given that the Acquiring Fund will achieve any level of performance after the Reorganizations;

3.
The total annual fund operating expenses of each class of shares of the Acquiring Fund are lower than the total annual fund operating expenses of the corresponding class of shares of each Target Fund, except that the total annual fund operating expenses of the Advisor Class shares of the Connecticut Fund and the Class B shares of the Virginia Fund are the same as those of the corresponding classes of the Acquiring Fund.  Currently, FIMCO voluntarily waives a portion of its advisory fee for each Target Fund (but not the Acquiring Fund). These voluntary fee waivers can be terminated by FIMCO at any time in its discretion.  Taking into account these voluntary fee waivers, the total annual fund operating expenses of each class of shares of the Acquiring Fund are still lower in a majority of cases than the net annual fund operating expenses of the corresponding class of shares of the Target Funds.  Please see “Will there be any changes to my fees and expenses as a result of the Reorganizations?” starting on page 4 of these Questions and Answers to see the effect of the Reorganizations on your Target Fund.

4.
The Reorganizations may provide Target Fund shareholders the opportunity to benefit from the economies of scale that may be available in the Acquiring Fund, a much larger fund.  If all of the Reorganizations are consummated, the Acquiring Fund is expected to nearly double in size which is expected to result in slightly lower annual fund operating expenses for the Class A and Advisor Class shares of the Acquiring Fund and may contribute to further lowering annual fund operating expenses of the Acquiring Fund over time; and

5.	The Reorganizations would allow FIMCO to concentrate its management resources on a single combined Fund which could benefit the combined Fund and lead to greater operational efficiencies.
Q.            How will the Reorganizations work?
A.           As of the close of business on the day the Reorganizations are effected, which is currently scheduled to take place on or about December 14, 2018 (“Closing Date”), each Target Fund will transfer all of its assets to the Acquiring Fund in exchange solely for (1) shares of beneficial interest in the Acquiring Fund having an aggregate value equal to such Target Fund’s net assets and (2) the Acquiring Fund’s assumption of all of such Target Fund’s liabilities.  The shares of the Acquiring Fund received by each Target Fund will be distributed pro rata to that Target Fund’s shareholders of record as of the Closing Date, and the Target Fund will be terminated.  After the close of business on the Closing Date, shareholders of each Target Fund will receive shares of the same class with the same aggregate value of the Acquiring Fund as the shares that they hold in their Target Fund immediately prior to the Reorganizations, as set forth below:
Target Fund		Acquiring Fund
Class A shares	à	Class A shares
Class B shares	à	Class B shares
Advisor Class shares	à	Advisor Class shares
Institutional Class shares	à	Institutional Class shares
Please refer to the Proxy Statement for a detailed explanation of the Reorganization Plan.
Q.           How will this affect me as a Target Fund shareholder?
A.           After the Closing Date, you will no longer be a shareholder of a Target Fund but rather will be a shareholder of the Acquiring Fund.  The shares of the Acquiring Fund that you receive in the Reorganization of your Target Fund will be of the same class as the shares you hold in your Target Fund and will have an aggregate value equal to the aggregate value of those Target Fund shares as of the Closing Date.  No sales loads, commissions or other transactional fees will be imposed on Target Fund shareholders in connection with the Reorganizations.
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Q.          Will the Reorganizations affect the value of my investment? After the Reorganizations, will I own the same number of shares?
A.          The Reorganizations will not affect the value of your investment at the time they are consummated.  The Acquiring Fund shares that you receive will have an aggregate value equal to the aggregate value of the Target Fund shares you hold as of the Closing Date.  It is likely, however, that the number of Acquiring Fund shares you own will differ because your Target Fund shares will be exchanged at the net asset values per share of the classes of the Acquiring Fund, which are likely to be different from the net asset values per share of the corresponding classes of your Target Fund on the Closing Date.
Q.          How are the Target Funds different from the Acquiring Fund?
A.          As its investment objective, each Target Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of the state identified in the Target Fund’s name.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  Thus, the primary differences between the investment objectives of each Target Fund and the Acquiring Fund are that (1) each Target Fund additionally seeks income that is exempt from state income tax for individual residents of the state identified in the name of the Target Fund and (2) the Acquiring Fund has a secondary objective of total return which the Target Funds do not.  Because the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of any particular state, if the Reorganization of your Target Fund is consummated, then, as an investor in the Acquiring Fund, you will be able to continue to receive income that is exempt from your state’s income tax only to the extent that the Acquiring Fund invests in municipal securities of the state in which you are a resident.  As its principal investment strategy each Target Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable state income tax for individual residents of the state identified in the name of the Target Fund.  However, each Target Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of the state identified in the name of the Target Fund, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  As its principal investment strategy the Acquiring Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a Tax Preference item. However, the Acquiring Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  The Target Funds generally invest only in investment grade municipal securities while the Acquiring Fund primarily invests in investment grade municipal securities, but also, to a lesser extent, may invest in high yield, below investment grade municipal bonds, also known as “high yield” or “junk bonds.”  In seeking total return, the Acquiring Fund engages in active trading to take advantage of relative value opportunities in the municipal bond market, and, as a result, may engage at times in short-term trading, which is not a part of the principal investment strategies of the Target Funds.  These differences between the Target Funds’ and Acquiring Fund’s investment strategies result in different risk profiles for the Funds, with the Acquiring Fund having exposure to high yield securities risk, high portfolio turnover and frequent trading risk, which are not principal risks of the Target Funds, and the Target Funds having exposure to concentration risk, which is not a principal risk of the Acquiring Fund.  The Acquiring Fund will continue to pursue its current investment objectives and investment strategy after the Reorganizations.
Q.          Will the service providers to the Target Funds change following the Reorganizations?
A.          The Target Funds and the Acquiring Fund use the same investment adviser, transfer agent and custodian.  The Acquiring Fund uses an investment subadviser, while the Target Funds do not.  FIMCO is the investment adviser to each Fund, while Green Square Asset Management, LLC (“Green Square”) is the investment subadviser for the portion of the Acquiring Fund’s portfolio invested in high-yield municipal bonds.  Foresters Financial Services, Inc. (“FFS”) serves as the principal underwriter, Foresters Investor Services, Inc., an affiliate of FIMCO and FFS, serves as the transfer agent, and the Bank of New York Mellon Corp. serves as the custodian of each Fund. The Acquiring Fund will continue to retain its current service providers after the Reorganizations.
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Q.          Do the portfolio managers who manage the Target Funds also manage the Acquiring Fund?
A.          The portfolio managers at FIMCO who manage each Target Fund also manage the Acquiring Fund.  After the Reorganizations, the same portfolio managers will continue to serve as the portfolio managers of the Acquiring Fund.  Since January 2018, Green Square has served as the investment subadviser of the portion of the Acquiring Fund invested in high-yield municipal bonds, and the same portfolio managers at Green Square who manage the portion of the Acquiring Fund allocated to Green Square will continue to do so after the Reorganizations.
Q.          Will there be any changes to my fees and expenses as a result of the Reorganizations?
A.          As reflected below and in the tables setting forth information regarding comparative expense ratios under “Comparative Fee and Expense Tables” in each proposal’s subsection of the Proxy Statement, the total annual fund operating expense ratios for each class of shares of the Acquiring Fund are lower than the total annual fund operating expenses of each corresponding class of shares of each Target Fund, except that the total annual fund operating expense ratios of the Advisor Class shares of the Connecticut Fund and the Class B shares of the Virginia Fund are the same as those of the corresponding classes of the Acquiring Fund.  Currently, FIMCO voluntarily waives advisory fees payable by each Target Fund in the amount of 0.10%, but these fee waivers can be terminated by FIMCO at any time in its discretion and, therefore, are not reflected in the tables.  Taking into account the voluntary fee waiver, net annual fund operating expenses for each class of each Target Fund would be 0.10% lower than represented in the tables below.  As a result, the total annual fund operating expenses for a share class of the Acquiring Fund after a Reorganization could be higher than the net annual fund operating expenses of the corresponding class of a Target Fund.
After giving effect to all of the Reorganizations, the pro forma total annual fund operating expense ratios of the Acquiring Fund are expected to decrease or remain the same for all share classes.
The following tables show the total annual fund operating expenses of each class of shares of a Target Fund and the Acquiring Fund and the pro forma total fund operating expenses of each class of shares of the Acquiring Fund after (1) giving effect only to the Reorganization of the Target Fund whose expenses are shown in that table and (2) giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the tables below.  Expenses for the Target Funds and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma total annual fund operating expenses for each class of shares of the Acquiring Fund assume that the Reorganization(s) had been in effect for the period ended June 30, 2018.
Class (a)	Connecticut Fund	Acquiring Fund	Acquiring Fund (pro forma, Connecticut Fund Reorganization only)	Acquiring Fund (pro forma, all Reorganizations)
	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses
Class A	1.09%	1.03%	1.01%	1.00%
Class B	1.88%	1.75%	1.75%	1.75%
Advisor Class	0.79%	0.79%	0.78%	0.78%
Institutional Class	0.80%	0.70%	0.70%	0.70%

Class (a)	Massachusetts Fund	Acquiring Fund	Acquiring Fund (pro forma, Massachusetts Fund Reorganization only)	Acquiring Fund (pro forma, all Reorganizations)

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	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses
Class A	1.21%	1.03%	1.02%	1.00%
Class B	1.87%	1.75%	1.75%	1.75%
Advisor Class	0.92%	0.79%	0.78%	0.78%
Institutional Class	0.91%	0.70%	0.70%	0.70%

Class (a)	Michigan Fund	Acquiring Fund	Acquiring Fund (pro forma, Michigan Fund Reorganization only)	Acquiring Fund (pro forma, all Reorganizations)
	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses
Class A	1.20%	1.03%	1.01%	1.00%
Class B	1.86%	1.75%	1.75%	1.75%
Advisor Class	0.89%	0.79%	0.78%	0.78%
Institutional Class	0.92%	0.70%	0.70%	0.70%

Class (a)	Minnesota Fund	Acquiring Fund	Acquiring Fund (pro forma, Minnesota Fund Reorganization only)	Acquiring Fund (pro forma, all Reorganizations)
	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses
Class A	1.17%	1.03%	1.02%	1.00%
Class B	1.96%	1.75%	1.75%	1.75%
Advisor Class	0.94%	0.79%	0.79%	0.78%
Institutional Class	0.87%	0.70%	0.70%	0.70%

Class (a)	North Carolina Fund	Acquiring Fund	Acquiring Fund (pro forma, North Carolina Fund Reorganization only)	Acquiring Fund (pro forma, all Reorganizations)
	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses
Class A	1.11%	1.03%	1.01%	1.00%
Class B	1.79%	1.75%	1.75%	1.75%
Advisor Class	0.91%	0.79%	0.79%	0.78%

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Institutional Class	0.81%	0.70%	0.70%	0.70%

Class (a)	Ohio Fund	Acquiring Fund	Acquiring Fund (pro forma, Ohio Fund Reorganization only)	Acquiring Fund (pro forma, all Reorganizations)
	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses
Class A	1.14%	1.03%	1.01%	1.00%
Class B	2.14%	1.75%	1.75%	1.75%
Advisor Class	1.14%	0.79%	0.79%	0.78%
Institutional Class	0.88%	0.70%	0.70%	0.70%

Class (a)	Pennsylvania Fund	Acquiring Fund	Acquiring Fund (pro forma, Pennsylvania Fund Reorganization only)	Acquiring Fund (pro forma, all Reorganizations)
	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses
Class A	1.07%	1.03%	1.01%	1.00%
Class B	1.88%	1.75%	1.75%	1.75%
Advisor Class	0.82%	0.79%	0.78%	0.78%
Institutional Class	0.75%	0.70%	0.70%	0.70%

Class (a)	Virginia Fund	Acquiring Fund	Acquiring Fund (pro forma, Virginia Fund Reorganization only)	Acquiring Fund (pro forma, all Reorganizations)
	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses
Class A	1.06%	1.03%	1.01%	1.00%
Class B	1.75%	1.75%	1.75%	1.75%
Advisor Class	0.85%	0.79%	0.78%	0.78%
Institutional Class	0.73%	0.70%	0.70%	0.70%

(a) See “Comparative Fee and Expense Tables” in each proposal’s subsection of the Proxy Statement for more information on the operating expenses of each class of shares.

The contractual advisory fee rates for the Target Funds are higher than the contractual advisory fee rates for the Acquiring Fund at the same asset levels.  The effective advisory fee rate for the Acquiring Fund is 0.55% per annum.  Currently, FIMCO voluntarily waives a portion of its advisory fee for each Target Fund so that it does not exceed 0.50% per annum.  These voluntary fee waivers can be terminated by FIMCO at any time in its discretion.
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The initial sales charge for Class A shares of the Target Funds and the Acquiring Fund is 4.00%.  The Class B shares of the Target Funds and the Acquiring Fund are not subject to an initial sales charge.  While the initial sales charge will not apply to Class A shares you receive in connection with the Reorganizations, any purchases you make of Class A shares of the Acquiring Fund after consummation of the Reorganizations will be subject to the Acquiring Fund’s initial sales charge.  The Target Funds and the Acquiring Fund charge a contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class A shares purchased without a sales charge.  (If you invest $1,000,000 or more in Class A shares, and you do not pay a sales charge, and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances described in Appendix B.  As described in Appendix B, the CDSC may be waived under certain circumstances.)  The Target Funds and the Acquiring Fund also charge a maximum CDSC of 4% on redemptions of Class B shares.  The CDSC on Class A shares and Class B shares is applied on the same terms for all of the Funds. If your Class A or Class B shares of a Target Fund are subject to a CDSC, the CDSC will apply to your redemption of the Class A or Class B shares of the Acquiring Fund you receive in your Reorganization.  For purposes of determining the CDSC, if any, applicable to a redemption of the Class A or Class B shares of the Acquiring Fund you acquire in your Reorganization, those Class A or Class B shares of the Acquiring Fund will be treated as continuing to age from the date you purchased your Target Fund Class A or Class B shares that were converted in your Reorganization.  Class A shares of the Target Funds and the Acquiring Fund are subject to Rule 12b-1 fees of 0.30% per annum.  Class B shares of the Target Funds and the Acquiring Fund are subject to Rule 12b-1 fees of 1.00% per annum.  Advisor Class and Institutional Class shares of the Target Funds and the Acquiring Fund do not have a front-end sales charge, CDSC, or Rule 12b-1 fees.

Q.          Will the Reorganizations result in any federal income tax liability for a Target Fund or its shareholders?
A.          Each Reorganization is expected to be a tax-free transaction for federal income tax purposes.  The Trust expects that neither the Target Funds nor their shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganizations and will receive a tax opinion from K&L Gates LLP, counsel to the Trust, substantially to that effect. Shareholders should consult their own tax advisers about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates only to the federal income tax consequences of the Reorganizations.  The Acquiring Fund will be both the tax and accounting survivor of the Reorganizations.
FIMCO has reviewed the Funds’ current portfolio holdings and determined that each Target Fund’s holdings generally are compatible with the Acquiring Fund’s investment objective and policies.  As a result, (1) FIMCO believes that all, or substantially all, of each Target Fund’s assets could be transferred to and held by the Acquiring Fund, and (2) FIMCO does not anticipate selling any significant portion of the assets of a Target Fund in connection with the Reorganizations.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.  The sale of a Target Fund’s assets before its Reorganization could result in the Target Fund realizing net capital gains that would have to be distributed to its shareholders before its Reorganization (together with any other undistributed net realized gains and net investment income, as required by the Reorganization Plan).  You will recognize taxable income for federal income tax purposes (unless you hold your shares through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account) if your Target Fund must make such a distribution.  Moreover, the disposition of assets before its Reorganization could result in a Target Fund selling securities at a disadvantageous time and, possibly, realizing net capital losses that otherwise would not have been realized.
Q.          Are the Reorganizations contingent on approval by shareholders of all of the Target Funds?
A.          No.  The Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund.  For example, if the Reorganization Plan is approved by shareholders of each Target Fund, other than shareholders of the Michigan Fund, the Reorganization for all Target Funds, except the Michigan Fund, into the Acquiring Fund would proceed nonetheless.
Q.          What will happen if the Reorganization Plan is not approved by shareholders of a Target Fund?
7

A.  If shareholders of a Target Fund do not approve the Reorganization Plan with respect to that Target Fund, that Fund will not be reorganized into the Acquiring Fund and the Trust’s Board of Trustees will consider other alternatives, including liquidating the Target Fund.
Q.          Will I need to open an account in the Acquiring Fund prior to the Reorganizations?

A.          No.  An account will be set up in your name and your shares of your Target Fund automatically will be converted to the corresponding class of shares of the Acquiring Fund.  You will receive confirmation of this transaction following the Reorganizations.

Q.          Can I still purchase and redeem shares of a Target Fund until the Reorganizations?

A.          You may continue to purchase and redeem shares of a Target Fund until the Closing Date.  Purchase or redemption requests received by the transfer agent after the Closing Date will be treated as requests received for the purchase or redemption of shares of the Acquiring Fund received by the shareholder in connection with the Reorganizations.
Q.          What if I want to exchange my shares into another First Investors Fund prior to the Reorganizations?

A.          You may exchange your shares into another fund in the First Investors Family of Funds until the Closing Date in accordance with your existing exchange privileges.  If you choose to exchange your shares of a Target Fund for another fund in the First Investors Family of Funds, including the Acquiring Fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-advantaged account, such as a 401(k) plan or individual retirement account.  Exchanges may be subject to minimum investment requirements, sales loads, and CDSCs.

Q.          Who is paying the costs of the Reorganizations?
A.          The costs of the Reorganizations, including the costs associated with preparation of the Reorganization Plan and Proxy Statement, printing and distribution of the Proxy Statement, proxy solicitation costs, and legal and accounting fees and disbursements in connection with the Reorganizations, will be borne by the Target Funds because the Reorganizations offer Target Fund shareholders the opportunity to continue to pursue their investment goals through another First Investors fund that also invests in municipal securities, and to potentially realize economies of scale by becoming part of a much larger fund.  The Reorganizations also present shareholders of a Target Fund whose shares have appreciated in value with the option of avoiding potential adverse tax consequences that may be associated with the distribution of proceeds in connection with a liquidation of that Target Fund.  The costs of the Reorganizations are estimated to be approximately $132,739. The Target Funds will split the costs of the Reorganizations evenly, except that each Target Fund will bear the costs of printing and mailing the proxy statement to its shareholders and its proxy solicitation costs, as well as brokerage or similar expenses, if any.  Each Target Fund will bear its share of the Reorganization expenses, regardless of whether Target Fund shareholders approve the Reorganization Plan with respect to the Target Fund.
Q.          How do I vote?  Who do I contact if I have questions about the Reorganizations or voting my shares?
A.          While you may attend the meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes. You have multiple options available for how to cast your proxy vote:
Mail:	Complete the enclosed proxy card and return it in the enclosed postage-prepaid envelope;
Phone:	Cast your vote by automated touchtone phone or with a proxy voting representative by calling one of the toll-free numbers found on the enclosed proxy card; and
Internet:	The web address and instructions for voting online can be found on the enclosed proxy card.

If you have any questions about the Reorganizations or voting your shares, please call our proxy solicitor, AST Fund Solutions, LLC, toll-free at 1 (866) 796-7180 or FIMCO at 1 (800) 423-4026.

8

COMBINED PROXY STATEMENT AND PROSPECTUS

For the Reorganization of

First Investors Connecticut Tax Exempt Fund,
First Investors Massachusetts Tax Exempt Fund,
First Investors Michigan Tax Exempt Fund,
First Investors Minnesota Tax Exempt Fund,
First Investors North Carolina Tax Exempt Fund,
First Investors Ohio Tax Exempt Fund,
First Investors Pennsylvania Tax Exempt Fund, and
First Investors Virginia Tax Exempt Fund,
each a series of First Investors Tax Exempt Funds

40 Wall Street
New York, New York 10005
(212) 858-8000

Into

First Investors Tax Exempt Opportunities Fund,
a series of First Investors Tax Exempt Funds

40 Wall Street
New York, New York 10005
(212) 858-8000

October 11, 2018

FIRST INVESTORS TAX EXEMPT FUNDS

First Investors Connecticut Tax Exempt Fund
First Investors Massachusetts Tax Exempt Fund
First Investors Michigan Tax Exempt Fund
First Investors Minnesota Tax Exempt Fund
First Investors North Carolina Tax Exempt Fund
First Investors Ohio Tax Exempt Fund
First Investors Pennsylvania Tax Exempt Fund
First Investors Virginia Tax Exempt Fund

40 Wall Street
New York, New York 10005
________________________

NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
TO BE HELD ON NOVEMBER 30, 2018
________________________

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Joint Meeting of Shareholders (“Meeting”) of the following funds, each of which is a series of First Investors Tax Exempt Funds (“Trust”), will be held on November 30, 2018 at 9:00 a.m. Eastern time at the offices of the First Investors Family of Funds, 40 Wall Street, New York, New York 10005:

•	First Investors Connecticut Tax Exempt Fund (“Connecticut Fund”),
•	First Investors Massachusetts Tax Exempt Fund (“Massachusetts Fund”),
•	First Investors Michigan Tax Exempt Fund (“Michigan Fund”),
•	First Investors Minnesota Tax Exempt Fund (“Minnesota Fund”),
•	First Investors North Carolina Tax Exempt Fund (“North Carolina Fund”),
•	First Investors Ohio Tax Exempt Fund (“Ohio Fund”),
•	First Investors Pennsylvania Tax Exempt Fund (“Pennsylvania Fund”), and
•	First Investors Virginia Tax Exempt Fund (“Virginia Fund”).

The Meeting will be held to act on the following proposals:

1.
To approve the Plan of Reorganization and Termination (“Reorganization Plan”) adopted by the Board of Trustees of the Trust (“Board”) to reorganize the Connecticut Fund into the First Investors Tax Exempt Opportunities Fund, a series of the Trust (“Tax Exempt Opportunities Fund”).

2.	To approve the Reorganization Plan adopted by the Board to reorganize the Massachusetts Fund into the Tax Exempt Opportunities Fund.

3.	To approve the Reorganization Plan adopted by the Board to reorganize the Michigan Fund into the Tax Exempt Opportunities Fund.

4.	To approve the Reorganization Plan adopted by the Board to reorganize the Minnesota Fund into the Tax Exempt Opportunities Fund.

5.	To approve the Reorganization Plan adopted by the Board to reorganize the North Carolina Fund into the Tax Exempt Opportunities Fund.

6.	To approve the Reorganization Plan adopted by the Board to reorganize the Ohio Fund into the Tax Exempt Opportunities Fund.

7.	To approve the Reorganization Plan adopted by the Board to reorganize the Pennsylvania Fund into the Tax Exempt Opportunities Fund.

8.	To approve the Reorganization Plan adopted by the Board to reorganize the Virginia Fund into the Tax Exempt Opportunities Fund.

Each reorganization referred to in proposals 1 - 8 above is referred to herein as a “Reorganization” and collectively as the “Reorganizations.”  Each of the Connecticut Fund, Massachusetts Fund, Michigan Fund, Minnesota Fund, North Carolina Fund, Ohio Fund, Pennsylvania Fund and Virginia Fund is also referred to herein sometimes as a “Target Fund” and collectively as the “Target Funds,” and the Tax Exempt Opportunities Fund is referred to herein as the “Acquiring Fund.”
Holders of record of the shares of beneficial interest (“shares”) of the applicable Target Funds as of the close of business on October 3, 2018, are entitled to vote on their respective Proposals at the Meeting or any adjournments or postponements thereof.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Meeting or any adjournments or postponements thereof.

The Reorganization Plan provides for the transfer of all of each Target Fund’s assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the Target Fund’s liabilities.  The shares of the Acquiring Fund received by each Target Fund will be distributed pro rata to the Target Fund’s shareholders of record as of the date of the Reorganizations, and the Target Fund will be terminated.  The consummation of any one Reorganization is not contingent on the approval of any other Reorganization.  If approved by a Target Fund’s shareholders, the Reorganization of that Target Fund will take effect on or about December 14, 2018. At that time, shareholders of the Target Fund will receive the same class of shares of the Acquiring Fund with the same aggregate value as the shares they hold in their Target Fund immediately prior to the Reorganization, as set forth below:
Target Funds		Acquiring Fund
Class A shares	à	Class A shares
Class B shares	à	Class B shares
Advisor Class shares	à	Advisor Class shares
Institutional Class shares	à	Institutional Class shares

YOUR VOTE IS IMPORTANT
PLEASE RETURN YOUR PROXY OR VOTING INSTRUCTION CARD PROMPTLY

You should read the Combined Proxy Statement and Prospectus attached to this Notice prior to completing your proxy card.  If you attend the Meeting, you may vote your shares in person. Whether or not you intend to attend the Meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage-paid envelope. You may also vote by telephone or on the internet.  You may revoke your proxy at any time before it is voted by: (1) delivering a written revocation to the Secretary of the First Investors Family of Funds that is received by the Secretary at or prior to the Meeting; (2) forwarding to the Secretary of the First Investors Family of Funds a later-dated proxy card that is received by the Secretary at or prior to the Meeting; or (3) attending the Meeting and voting in person.

Important Notice Regarding the Availability of Proxy Materials for the Meeting.  This Notice and the Combined Proxy Statement and Prospectus are available on the internet at https://www.proxyonline.com/docs/FirstInvestor2018.pdf. On this webpage, you will be able to access the Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.  We encourage you to access and review all of the important information contained in the proxy materials before voting.

2

By order of the Board of Trustees,

Carol Lerner Brown Assistant Secretary

Dated:    October 11, 2018
New York, New York

3

YOUR VOTE IS IMPORTANT
NO MATTER HOW MANY SHARES YOU OWN
We urge you to vote your shares.  Your prompt vote may save the Target Funds the necessity of further solicitations to ensure a quorum at the Meeting.  If you own shares of more than one Target Fund, you will receive a proxy card for each Target Fund in which you own shares. Please vote each proxy card.  Shareholders may cast their vote by mail, by the internet, and by telephone as set forth below:
Mail:
To vote your proxy by mail, check the appropriate voting box on the reverse side of your proxy card, sign and date the card and return it in the postage-paid envelope provided. If you sign, date and return the proxy card but give no voting instructions, the proxies will vote “FOR” the proposal.

Phone:
To cast your vote by phone with a proxy voting representative, call the toll-free number found on the enclosed proxy card. You will be required to provide your control number found on the reverse side of your proxy card.

The options below are available 24 hours a day/7 days a week.

Internet:	The web address and instructions for voting online can be found on the enclosed proxy card. You will be required to provide your control number found on the reverse side of your proxy card.

Automated Touchtone Phone:	The toll-free number for automated touchtone telephone voting can be found on the enclosed proxy card. You must have the control number found on the reverse side of your proxy card.

If you have any questions regarding the proposal, the proxy card or need assistance voting your shares, please contact AST Fund Solutions, LLC, the Target Funds’ proxy solicitor, toll-free at 1 (866) 796-7180 or FIMCO toll-free at 1 (800) 423-4026.  If a Target Fund does not receive your voting instructions after our original mailing, you may be contacted by us or by AST Fund Solutions, LLC, in either case, to remind you to vote.
If you can attend the Meeting and wish to vote your shares in person at that time, you will be able to do so.  If you hold your shares in “street name” through a broker, bank or other nominee, you should contact your nominee about voting in person at the Meeting.
4

PROXY STATEMENT

for

FIRST INVESTORS CONNECTICUT TAX EXEMPT FUND,
FIRST INVESTORS MASSACHUSETTS TAX EXEMPT FUND,
FIRST INVESTORS MICHIGAN TAX EXEMPT FUND,
FIRST INVESTORS MINNESOTA TAX EXEMPT FUND,
FIRST INVESTORS NORTH CAROLINA TAX EXEMPT FUND,
FIRST INVESTORS OHIO TAX EXEMPT FUND,
FIRST INVESTORS PENNSYLVANIA TAX EXEMPT FUND, and
FIRST INVESTORS VIRGINIA TAX EXEMPT FUND,
each a series of First Investors Tax Exempt Funds

and

PROSPECTUS

for

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND,
a series of First Investors Tax Exempt Funds

Dated October 11, 2018

40 Wall Street
New York, New York 10005
(212) 858-8000
________________________________

This Combined Proxy Statement and Prospectus (“Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees of First Investors Tax Exempt Funds (“Board” or “Board of Trustees”), an open-end management investment company, for use at a special joint meeting of shareholders (“Meeting”) of each of its series listed below, to be held at the offices of the First Investors Family of Funds, 40 Wall Street, New York, NY 10005, on November 30, 2018, at 9:00 a.m. Eastern time:
•	First Investors Connecticut Tax Exempt Fund (“Connecticut Fund”),
•	First Investors Massachusetts Tax Exempt Fund (“Massachusetts Fund”),
•	First Investors Michigan Tax Exempt Fund (“Michigan Fund”),
•	First Investors Minnesota Tax Exempt Fund (“Minnesota Fund”),
•	First Investors North Carolina Tax Exempt Fund (“North Carolina Fund”),
•	First Investors Ohio Tax Exempt Fund (“Ohio Fund”),
•	First Investors Pennsylvania Tax Exempt Fund (“Pennsylvania Fund”), and
•	First Investors Virginia Tax Exempt Fund (“Virginia Fund”).

At the Meeting, shareholders of each Fund listed above will be asked to vote on the following proposals:
Fund	Proposal		Shareholders Entitled to Vote on the Proposal
Connecticut Fund	1.	To approve the Plan of Reorganization and Termination (“Reorganization Plan”) adopted by the Board to reorganize the Connecticut Fund into the First Investors Tax Exempt Opportunities Fund, a series of First Investors Tax Exempt Funds (“Tax	Shareholders of the Connecticut Fund

		Exempt Opportunities Fund”).
Massachusetts Fund	2.	To approve the Reorganization Plan adopted by the Board to reorganize the Massachusetts Fund into the Tax Exempt Opportunities Fund.	Shareholders of the Massachusetts Fund
Michigan Fund	3.	To approve the Reorganization Plan adopted by the Board to reorganize the Michigan Fund into the Tax Exempt Opportunities Fund.	Shareholders of the Michigan Fund
Minnesota Fund	4.	To approve the Reorganization Plan adopted by the Board to reorganize the Minnesota Fund into the Tax Exempt Opportunities Fund.	Shareholders of the Minnesota Fund
North Carolina Fund	5.	To approve the Reorganization Plan adopted by the Board to reorganize the North Carolina Fund into the Tax Exempt Opportunities Fund.	Shareholders of the North Carolina Fund
Ohio Fund	6.	To approve the Reorganization Plan adopted by the Board to reorganize the Ohio Fund into the Tax Exempt Opportunities Fund.	Shareholders of the Ohio Fund
Pennsylvania Fund	7.	To approve the Reorganization Plan adopted by the Board to reorganize the Pennsylvania Fund into the Tax Exempt Opportunities Fund.	Shareholders of the Pennsylvania Fund
Virginia Fund	8.	To approve the Reorganization Plan adopted by the Board to reorganize the Virginia Fund into the Tax Exempt Opportunities Fund.	Shareholders of the Virginia Fund

Those present and appointed proxies will also transact any other business as may properly come before the Meeting or any adjournments or postponements thereof.
Each reorganization referred to in Proposals 1 - 8 above is referred to herein as a “Reorganization” and collectively as the “Reorganizations.”  The Connecticut Fund, Massachusetts Fund, Michigan Fund, Minnesota Fund, North Carolina Fund, Ohio Fund, Pennsylvania Fund and Virginia Fund are each referred to herein as a “Target Fund” and collectively as the “Target Funds,” and the Tax Exempt Opportunities Fund is referred to herein as the “Acquiring Fund.”  The Target Funds and the Acquiring Fund each may be referred to herein as a “Fund” and collectively as the “Funds.”  The First Investors Tax Exempt Funds is referred to herein as the “Trust.”
This Proxy Statement constitutes the proxy statement for the Meeting of each Target Fund and the prospectus for the Class A shares, Class B shares, Advisor Class shares and Institutional Class shares of the Acquiring Fund that are hereby being registered with the Securities and Exchange Commission (“SEC”) and are to be issued by the Acquiring Fund in connection with the Reorganizations.
You are receiving this document because, as of October 3, 2018, you were a shareholder of a Target Fund.  If the Reorganization Plan is approved by shareholders of a Target Fund, then upon consummation of the Reorganization shareholders of such Target Fund will become shareholders of the Acquiring Fund.  The consummation of any one Reorganization is not contingent on the approval of any other Reorganization.  Target Fund shareholders will receive shares of the corresponding class(es) of the Acquiring Fund with an aggregate value equal to the aggregate value of the class(es) of Target Fund shares that they hold as of the close of business on the day the Reorganizations are consummated.  Following its Reorganization, the Target Fund will be terminated.

This Proxy Statement sets forth important information that you may wish to consider before voting on the Reorganization Plan.  You should read and retain this Proxy Statement for future reference.  Additional information relating to the Acquiring Fund and this Proxy Statement is set forth in the Statement of Additional Information (“SAI”) relating to this Proxy Statement.  The Target Funds expect that this Proxy Statement will be mailed to shareholders on or about October 16, 2018.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement, which means they are part of this Proxy Statement for legal purposes:
1.	The SAI dated October 11, 2018, relating to this Proxy Statement (File No. 333- 227120);
2.	The Prospectus and SAI for the Target Funds and the Acquiring Fund (File Nos. 002-82572 and 811-03690), dated May 1, 2018, as supplemented; and
3.
The Annual Report to shareholders of the Target Funds and the Acquiring Fund for the fiscal year ended December 31, 2017 and the Semi-Annual Report to shareholders of the Target Funds and the Acquiring Fund for the six months ended June 30, 2018.

The Annual and Semi-Annual Reports to shareholders of a Target Fund containing audited and unaudited financial statements, respectively, have previously been mailed to Target Fund shareholders.  For a free copy of these reports or any of the documents listed above, you may call toll-free 1 (800) 423-4026, visit www.foresters.com, or write to:
Foresters Investor Services, Inc.
P.O. Box 7837
Edison, NJ 08818-7837

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended.  Accordingly, the Trust must file certain reports and other information with the SEC.  You also may obtain many of these documents by accessing the internet site for the Funds at www.foresters.com.  Text-only versions of all of the Funds’ documents can be viewed online or downloaded from the EDGAR database on the SEC’s internet site at www.sec.gov.  You can review and copy information regarding the Funds by visiting the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549, and at the following regional offices of the SEC:  Atlanta – 3475 Lenox Road, NE., Suite 1000, Atlanta, GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1801 California Street, Suite 1500, Denver, CO 80202; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 3 World Financial Center, Suite 400, New York, NY 10281; Philadelphia – 701 Market Street, Suite 2000, Philadelphia, PA 19106; Salt Lake City – 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  You can obtain copies, upon payment of a duplicating fee at prescribed rates, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above.  Information on the operations of the Public Reference Room may be obtained by calling 1-202-551-5850.
The SEC has not approved or disapproved these securities or determined if this Proxy Statement is truthful or complete.  Any representation to the contrary is a criminal offense.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal.

No person has been authorized to give any information or to make any representation other than those in this Proxy Statement, and, if given or made, such other information or representation must not be relied upon as having been authorized by either the Funds or the Trust.

TABLE OF CONTENTS
SUMMARY OF THE REORGANIZATIONS	1
PROPOSAL 1: .APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT CONNECTICUT FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS	2
Considerations Regarding the Reorganization	2
Comparative Fee and Expense Tables	5
Example of Fund Expenses	7
Portfolio Turnover	7
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers	8
Comparison of Principal Risks	8
Comparison of Investment Policies	8
Comparative Performance Information	8
Capitalization	12
PROPOSAL 2: .APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT MASSACHUSETTS FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS	13
Considerations Regarding the Reorganization	13
Comparative Fee and Expense Tables	16
Example of Fund Expenses	18
Portfolio Turnover	18
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers	19
Comparison of Principal Risks	19
Comparison of Investment Policies	19
Comparative Performance Information	19
Capitalization	22
PROPOSAL 3: .APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT MICHIGAN FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS	23
Considerations Regarding the Reorganization	23
Comparative Fee and Expense Tables	26
Example of Fund Expenses	28
Portfolio Turnover	29
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers	29
Comparison of Principal Risks	29
Comparison of Investment Policies	29
Comparative Performance Information	30
Capitalization	34
PROPOSAL 4: .APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT MINNESOTA FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS	35
Considerations Regarding the Reorganization	35
Comparative Fee and Expense Tables	38
Example of Fund Expenses	40
Portfolio Turnover	40
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers	41
Comparison of Principal Risks	41
Comparison of Investment Policies	41
Comparative Performance Information	41
Capitalization	45
PROPOSAL 5: .APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT NORTH CAROLINA FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS	46
Considerations Regarding the Reorganization	46
Comparative Fee and Expense Tables	49

Example of Fund Expenses	51
Portfolio Turnover	51
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers	52
Comparison of Principal Risks	52
Comparison of Investment Policies	52
Comparative Performance Information	52
Capitalization	56
PROPOSAL 6: .APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT OHIO FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS	57
Considerations Regarding the Reorganization	57
Comparative Fee and Expense Tables	60
Example of Fund Expenses	62
Portfolio Turnover	62
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers	62
Comparison of Principal Risks	63
Comparison of Investment Policies	63
Comparative Performance Information	63
Capitalization	67
PROPOSAL 7: .APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT PENNSYLVANIA FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS	68
Considerations Regarding the Reorganization	68
Comparative Fee and Expense Tables	71
Example of Fund Expenses	71
Portfolio Turnover	73
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers	74
Comparison of Principal Risks	74
Comparison of Investment Policies	74
Comparative Performance Information	74
Capitalization	78
PROPOSAL 8: .APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT VIRGINIA FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS	79
Considerations Regarding the Reorganization	79
Comparative Fee and Expense Tables	82
Example of Fund Expenses	84
Portfolio Turnover	84
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers	85
Comparison of Principal Risks	85
Comparison of Investment Policies	85
Comparative Performance Information	85
Capitalization	89
ALL PROPOSALS: COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES, ADVISERS, AND PORTFOLIO MANAGERS	90
ALL PROPOSALS: COMPARISON OF PRINCIPAL RISKS	95
ALL PROPOSALS: COMPARISON OF INVESTMENT POLICIES	98
ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS	101
Plan of Reorganization and Termination	101
Description of Acquiring Fund Shares	102
Board Considerations	103
Federal Income Tax Consequences of the Reorganizations	105
Shareholder Rights	107
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND	109
Service Providers	109
Adviser	109

v

Subadviser	110
Principal Underwriter, Transfer Agent, and Custodian	111
Independent Registered Public Accounting Firm	112
Rule 12b-1 Distribution Plan	112
Payments to Financial Intermediaries	112
Additional Information	113
FINANCIAL HIGHLIGHTS	113
VOTING INFORMATION	113
Record Date and Voting Rights	113
Required Shareholder Vote	115
How to Vote	115
Proxies	115
Quorum and Adjournments	115
Effect of Abstentions and Broker “Non-Votes”	115
Proxy Solicitation	116
Other Business	116
Next Meeting of Shareholders	116
“Householding”	116
Appendix A (PLAN OF REORGANIZATION AND TERMINATION)	A-1
Appendix B (SHAREHOLDER INFORMATION)	B-1
Appendix C (OWNERSHIP OF SHARES)	C-1
Appendix D (FINANCIAL HIGHLIGHTS)	D-1

SUMMARY OF THE REORGANIZATIONS
The following is a summary of certain information relating to the Reorganizations and is qualified in its entirety by reference to the more complete information contained elsewhere in this Proxy Statement and the attached appendices.  For additional information about the Reorganizations, you should consult the Reorganization Plan, the form of which (as adopted by the Board) is attached hereto as Appendix A.
Foresters Investment Management Company, Inc. (“FIMCO” or “Adviser”), the investment adviser for the Funds, has proposed reorganizing each Target Fund into the Acquiring Fund.  Each Target Fund, which is a state-specific municipal bond fund, is very small and FIMCO believes that each has limited prospects for attracting significant new assets.  FIMCO believes that there may be greater growth prospects in the Acquiring Fund, another First Investors municipal bond fund that diversifies its assets among municipal securities of different states, municipalities and U.S. territories.  If all of the Reorganizations are consummated, the Acquiring Fund is expected to nearly double in size which is expected to result in slightly lower annual fund operating expenses for the Class A and Advisor Class shares of the Acquiring Fund and may contribute to further lowering annual fund operating expenses of the Acquiring Fund over time.  The Reorganizations would allow FIMCO to concentrate its management resources on a single combined Fund which could benefit the combined Fund and lead to greater operational efficiencies.  At a meeting held on April 18-19, 2018, after careful consideration of a number of factors, the Board voted to approve the Reorganizations as being in the best interests of each Target Fund.  See “Board Considerations” below for further information.
The Reorganization Plan provides for:
•
each Target Fund’s transfer of all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares having an aggregate value equal to the Target Fund’s net assets and the Acquiring Fund’s assumption of all the liabilities of the Target Fund;

•	the distribution of those Acquiring Fund shares pro rata to the Target Fund’s shareholders; and

•	the liquidation of the Target Fund.

Approval of the Reorganization Plan will constitute approval of the above-described transfer of assets and assumption of liabilities, distribution of shares and termination of each Target Fund.
Each Fund offers Class A, Class B, Advisor Class and Institutional Class shares.  Each class of shares of a Target Fund has the same purchase, exchange and redemption procedures as the corresponding class of shares of the Acquiring Fund.  Subject to shareholder approval, the Reorganizations are expected to be effective at the close of business on December 14, 2018, or on a later date determined by the Trust (“Closing Date”).  After the close of business on the Closing Date, each Target Fund shareholder will receive shares of the same class of the Acquiring Fund with the same aggregate value as the shares that the shareholder holds in their Target Fund immediately prior to the Reorganization, as set forth below:

Target Funds		Acquiring Fund
Class A shares	à	Class A shares
Class B shares	à	Class B shares
Advisor Class shares	à	Advisor Class shares
Institutional Class shares	à	Institutional Class shares

You will not incur any sales loads, commissions or other transactional fees as a result of the Reorganizations.  Each Reorganization is expected to be a tax-free transaction for federal income tax purposes.  The Trust expects that neither the Target Funds nor their shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganizations and will receive a tax opinion from K&L Gates LLP, counsel to the Trust, substantially to that effect.  See “Federal Income Tax Consequences of the Reorganizations” below for further information.  Shareholders should consult their own tax advisers about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates only to the federal income tax consequences of the Reorganizations. The Acquiring Fund will be both the tax and accounting survivor of the Reorganizations.

The Board has unanimously approved the Reorganization Plan with respect to each Target Fund.  Accordingly, the Board is submitting the Reorganization Plan for approval by each Target Fund’s shareholders.  The Board recommends that you vote “FOR” the Proposal applicable to your Target Fund to approve the Reorganization Plan.

PROPOSAL 1:
APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT CONNECTICUT FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS

Considerations Regarding the Reorganization
Please note the following information relevant to the Reorganization:

•
Although both the Connecticut Fund and the Acquiring Fund seek a high level of interest income that is exempt from federal income tax, the Connecticut Fund and the Acquiring Fund have somewhat different investment objectives and strategies.  As its investment objective, the Connecticut Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of Connecticut.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  Thus, the primary differences between the investment objective of the Connecticut Fund and the Acquiring Fund are that (1) the Connecticut Fund additionally seeks income that is exempt from state income tax for individual residents of Connecticut and (2) the Acquiring Fund has a secondary objective of total return.  Because the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of the state of Connecticut, shareholders of the Connecticut Fund, as shareholders of the Acquiring Fund after the Reorganization, will only be able to exclude from Connecticut income tax the percentage of the Acquiring Fund’s dividends that represents the part of its interest income attributable to municipal securities of the state of Connecticut.  As its principal investment strategy the Connecticut Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable Connecticut income tax for individual residents of Connecticut.  However, the Connecticut Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and Connecticut state income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  Such securities include obligations issued by municipalities and other authorities in Connecticut and U.S. possessions and territories, such as Puerto Rico. As its principal investment strategy the Acquiring Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, and is not a Tax Preference Item. However, the Acquiring Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. The Acquiring Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories.  The Connecticut Fund generally invests only in investment grade municipal securities while the Acquiring Fund primarily invests in investment grade municipal securities, but also, to a lesser extent, may invest in high yield, below investment grade municipal bonds, also known as “high yield” or “junk bonds.”  In seeking total return, the Acquiring Fund engages in active trading to take advantage of relative value opportunities in the municipal bond market, and, as a result, may engage at times in short-term trading, which is not a part of the principal investment strategies of the Connecticut Fund.  These differences between the Connecticut Fund’s and Acquiring Fund’s investment strategies result in different risk profiles for the Funds, with the Acquiring Fund having exposure to high yield securities risk and high portfolio turnover and frequent trading risk, which are not principal risks of the Target Funds, and the Connecticut Fund having exposure to concentration risk, which is not a principal risk of the Acquiring Fund.  The Acquiring Fund will continue to pursue its current investment objectives and investment strategy after the Reorganizations.  See “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers, and Portfolio Managers” and “All Proposals:  Comparison of Principal Risks” below for further information.

•
FIMCO is each Fund’s investment adviser.  The Connecticut Fund does not have a subadviser.  Green Square Asset Management, LLC (“Green Square”) serves as the investment subadviser for the portion of the Acquiring Fund’s portfolio invested in high-yield municipal bonds.  After the Reorganization, the same portfolio management team that manages the Connecticut Fund and the Acquiring Fund will continue to manage the Acquiring Fund, and the same portfolio managers at Green Square who manage the portion of the Acquiring Fund allocated to Green Square will continue to manage that portion of the Acquiring Fund.  See “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” and “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Connecticut Fund and the Acquiring Fund use the same principal underwriter, transfer agent, and custodian.  The Acquiring Fund will continue to retain its current service providers after the Reorganization.  See “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Class A and Class B shares of the Acquiring Fund have outperformed the corresponding class of shares of the Connecticut Fund for the one-year, five-year, and ten-year periods ended December 31, 2017, and the Advisor Class and Institutional Class shares of the Acquiring Fund have outperformed the corresponding class of shares of the Connecticut Fund for the one-year period ended December 31, 2017 and since inception of the Advisor Class and Institutional Class shares in May 2013.  No assurances may be given that the combined Fund will achieve any level of performance after the Reorganization.

•
The contractual advisory fee rates for the Connecticut Fund are higher than the contractual advisory fee rates for the Acquiring Fund at the same asset levels.  However, as of June 30, 2018, the effective advisory fee rate for the Acquiring Fund was 0.55% per annum, whereas as of the same date, the effective advisory fee rate for the Connecticut Fund was 0.50% per annum, as a result of FIMCO’s voluntary advisory fee waiver.  This voluntary fee waiver can be terminated by FIMCO at any time in its discretion.

•
Without taking into account the voluntary fee waiver by FIMCO of the Connecticut Fund’s advisory fee, the difference in the total annual fund operating expense ratios of the classes of shares of the Acquiring Fund compared to those of the Connecticut Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.06% lower than Connecticut Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.13% lower than Connecticut Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is the same as Connecticut Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.10% lower than Connecticut Fund’s Institutional Class shares expense ratio. Taking into account the voluntary fee waiver for the Connecticut Fund, the difference in the total annual fund operating expense ratios for the classes of shares of the Acquiring Fund compared to those of the Connecticut Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.04% higher than Connecticut Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.03% lower than Connecticut Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.10% higher than Connecticut Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is the same as Connecticut Fund’s Institutional Class shares expense ratio.  After giving effect to the Connecticut Fund Reorganization, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and

Advisor Class shares.  Furthermore, after giving effect to all of the Reorganizations, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares.

•
The initial sales charge for Class A shares of the Connecticut Fund and the Acquiring Fund is 4.00%.  While the initial sales charge will not apply to Class A shares you receive in connection with the Reorganization, any purchases you make of Class A shares of the Acquiring Fund after consummation of the Reorganization will be subject to the Acquiring Fund’s initial sales charge.

•
Both Funds charge a contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class A shares purchased without a sales charge.  (If you invest $1,000,000 or more in Class A shares, and do not pay a sales charge, and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances described in Appendix B.  As described further in Appendix B, the CDSC may be waived under certain circumstances.)  Both Funds charge a maximum CDSC of 4% on redemptions of Class B shares.  The CDSC on Class A shares and Class B shares is applied on the same terms for both Funds.    Class A shares of both Funds are subject to Rule 12b-1 fees of 0.30% per annum.  Class B shares of both Funds are subject to Rule 12b-1 fees of 1.00% per annum.  Advisor Class and Institutional Class shares of both Funds do not have a front-end sales charge, CDSC, or Rule 12b-1 fees.

•	The interests of the Funds’ shareholders would not be diluted as a result of the Reorganization.

•
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes.  The Trust expects that neither the Connecticut Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization. FIMCO has reviewed the Funds’ current portfolio holdings and determined that the Connecticut Fund’s holdings generally are compatible with the Acquiring Fund’s investment objective and policies.  As a result, (1) FIMCO believes that all, or substantially all, of the Connecticut Fund’s assets could be transferred to and held by the Acquiring Fund, and (2) FIMCO does not anticipate selling any significant portion of the assets of the Connecticut Fund in connection with the Reorganization.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.  Sale of the Connecticut Fund’s assets before its Reorganization could result in the Connecticut Fund realizing net capital gains that would have to be distributed to its shareholders before its Reorganization (together with any other undistributed net realized gains and net investment income, as required by the Reorganization Plan).  You will recognize taxable income for federal income tax purposes (unless you hold your shares through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account) if the Connecticut Fund must make such a distribution.  Moreover, the disposition of assets before its Reorganization could result in the Connecticut Fund selling securities at a disadvantageous time and, possibly, realizing net capital losses that otherwise would not have been realized.

•
The costs of the Reorganization, including the costs associated with preparation of the Reorganization Plan and Proxy Statement, printing and distribution of the Proxy Statement, proxy solicitation costs, and legal and accounting fees and disbursements in connection with the Reorganization, will be borne by the Target Funds.  The Target Funds will split the costs of the Reorganizations evenly, except that the Connecticut Fund will bear the costs of printing and mailing the Proxy Statement to its shareholders and its proxy solicitation costs, as well as brokerage or similar expenses, if any.  Each Target Fund, including the Connecticut Fund, will bear its share of the Reorganization expenses, regardless of whether Connecticut Fund shareholders approve the Reorganization Plan with respect to the Connecticut Fund.

•	The Connecticut Fund at June 30, 2018 had assets of $32.2 million. In FIMCO’s estimation, the Fund has limited prospects for attracting significant new assets. Therefore, FIMCO believes that the only likely alternative to the Reorganization is the liquidation of the Connecticut Fund, which could result in adverse tax consequences to its shareholders.
Comparative Fee and Expense Tables
The following tables describe the fees and expenses of each class of shares of the Connecticut Fund and the Acquiring Fund and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the Connecticut Fund Reorganization, as well as the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the tables below.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” in Appendix B of this Proxy Statement and in the SAI.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them.  Such commissions are not reflected in the tables or the “Example of Fund Expenses” below.  Expenses for the Connecticut Fund and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for each class of shares of the Acquiring Fund assume that the Reorganizations had been in effect for the period ended June 30, 2018.
Fees and Expenses	Connecticut Fund Class A	Acquiring Fund Class A	Acquiring Fund Class A (pro forma, Connecticut Fund Reorganization only)	Acquiring Fund Class A (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%(1)	1.00%(1)	1.00% (1)	1.00% (1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.19%	0.18%	0.16%	0.15%
Total Annual Fund Operating Expenses	1.09%(2)	1.03%	1.01%	1.00%
(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in Appendix B of this Proxy Statement.  The CDSC is applies on the same terms for both Funds.
(2) FIMCO voluntarily waives advisory fees payable by the Connecticut Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Connecticut Fund by 0.10% (annualized) for Class A shares resulting in net annual fund operating expenses of 0.99% for the Connecticut Fund’s Class A shares.

Fees and Expenses	Connecticut Fund Class B	Acquiring Fund Class B	Acquiring Fund Class B (pro forma, Connecticut Fund Reorganization only)	Acquiring Fund Class B (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.28%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.88%(2)	1.75%	1.75%	1.75%
(1) A contingent deferred sales charge is imposed on all redemptions of Class B shares made within 6 years after the date of purchase.  The contingent deferred sales charge declines over the 6 year period.  The contingent deferred sales charge on redemptions of Class B shares within the first two years after the date of purchase is 4%, the third or fourth year is 3%, the fifth year is 2% and the sixth year is 1%. Class B shares automatically convert to Class A shares after eight years.
(2) FIMCO voluntarily waives advisory fees payable by the Connecticut Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Connecticut Fund by 0.10% (annualized) for Class B shares resulting in net annual fund operating expenses of 1.78% for the Connecticut Fund’s Class B shares.

Fees and Expenses	Connecticut Fund Advisor Class	Acquiring Fund Advisor Class	Acquiring Fund Advisor Class (pro forma, Connecticut Fund Reorganization only)	Acquiring Fund Advisor Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.19%	0.24%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.79%(1)	0.79%	0.78%	0.78%
(1) FIMCO voluntarily waives advisory fees payable by the Connecticut Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Connecticut Fund by 0.10% (annualized) for Advisor Class shares resulting in net annual fund operating expenses of 0.69% for the Connecticut Fund’s Advisor Class shares.

Fees and Expenses	Connecticut Fund Institutional Class	Acquiring Fund Institutional Class	Acquiring Fund Institutional Class (pro forma, Connecticut Fund Reorganization only)	Acquiring Fund Institutional Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None

Other Expenses	0.20%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.80%(1)	0.70%	0.70%	0.70%
(1) FIMCO voluntarily waives advisory fees payable by the Connecticut Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Connecticut Fund by 0.10% (annualized) for Institutional Class shares resulting in net annual fund operating expenses of 0.70% for the Connecticut Fund’s Institutional Class shares.
Example of Fund Expenses
This Example is intended to help you compare costs between the Connecticut Fund and the Acquiring Fund and the pro forma costs for the Acquiring Fund after giving effect to the Reorganizations.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, and reflects conversion of Class B to Class A after eight years. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Year 1	Year 3	Year 5	Year 10
Connecticut Fund
Class A shares	$507	$733	$977	$1,676
Class B shares	$591	$891	$1,216	$1,995
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$82	$255	$444	$990
Acquiring Fund
Class A shares	$501	$715	$946	$1,609
Class B shares	$578	$851	$1,149	$1,872
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After Connecticut Fund Reorganization)
Class A shares	$499	$709	$936	$1,587
Class B shares	$578	$851	$1,149	$1,867
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After All Reorganizations)
Class A shares	$498	$706	$930	$1,576
Class B shares	$578	$851	$1,149	$1,864
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871

You would pay the following expenses on Class B shares if you did not redeem your shares:

	Year 1	Year 3	Year 5	Year 10
Connecticut Fund
Class B shares	$191	$591	$1,016	$1,995
Acquiring Fund
Class B shares	$178	$551	$949	$1,872
Pro forma Acquiring Fund (After Connecticut Fund Reorganization)
Class B shares	$178	$551	$949	$1,867
Pro forma Acquiring Fund (After All Reorganizations)
Class B shares	$178	$551	$949	$1,864

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the most recent fiscal year, the Connecticut Fund’s portfolio turnover rate was 29% of the average value of its portfolio and the Acquiring Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers

The Target Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of the state identified in the Target Fund’s name.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  The Target Fund has the same principal investment strategies, investment adviser and portfolio managers as each other Target Fund.  For a comparison of the Target Funds’ and the Acquiring Fund’s investment objectives, policies, strategies, advisers and portfolio managers, see “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” below.
Comparison of Principal Risks
The Target Fund has the same principal investment risks as each other Target Fund.  Each Target Fund and the Acquiring Fund are subject to most of the same principal investment risks, but the Acquiring Fund is subject to High Portfolio Turnover and Frequent Trading Risk and High Yield Securities Risk, which the Target Funds are not, and the Target Funds are subject to Concentration Risk, which the Acquiring Fund is not.  For a comparison of the Target Funds’ and the Acquiring Fund’s principal risks, see “All Proposals:  Comparison of Principal Risks” below.
Comparison of Investment Policies
If the Reorganization occurs, as a shareholder, you will be subject to the fundamental investment policies of the Acquiring Fund.  A “fundamental” investment policy is one that may not be changed without a shareholder vote.  The fundamental investment policies for the Target Funds and the Acquiring Fund are virtually identical.  For a comparison of each Fund’s fundamental investment policies, see “All Proposals:  Comparison of Investment Policies” below.
Comparative Performance Information
The following bar charts and tables provide some indication of the risks of investing in the Connecticut Fund and the Acquiring Fund.

The bar chart below shows changes in the Connecticut Fund’s performance from year to year for Class A shares.  The table shows how the Connecticut Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Connecticut Fund’s past performance (before and after taxes) is not necessarily an indication of how the Connecticut Fund will perform in the future. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Connecticut Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(2.08)%	12.88%	0.20%	10.45%	6.58%	(4.16)%	8.83%	2.47%	0.12%	2.57%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
7.37% (September 30, 2009)	(5.08)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.46)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-1.53%	1.04%	3.22%	--
(Return After Taxes on Distributions)	-1.53%	1.04%	3.21%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	0.50%	1.39%	3.22%	--
Class B Shares (Return Before Taxes)	-2.21%	0.77%	3.05%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	2.86%	--	--	1.70%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	2.84%	--	--	1.99%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Connecticut Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts.  The return after taxes on distributions and sale of Connecticut Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Connecticut Fund shares at the end of the measurement period.

The bar chart below shows changes in the Acquiring Fund’s performance from year to year for Class A shares.  The table shows how the Acquiring Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Acquiring Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future. Prior to January 31, 2018, Green Square did not serve as a subadviser to the Acquiring Fund. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Acquiring Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(0.98)%	14.02%	0.67%	11.76%	8.92%	(4.97)%	11.46%	3.08%	0.13%	3.91%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
7.82% (September 30, 2009)	(6.04)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.97)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-0.26%	1.74%	4.20%	--
(Return After Taxes on Distributions)	-0.26%	1.74%	4.19%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	1.41%	1.91%	4.01%	--
Class B Shares (Return Before Taxes)	-0.82%	1.47%	4.02%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.09%	--	--	2.47%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.18%	--	--	2.59%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Acquiring Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Acquiring Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Acquiring Fund shares at the end of the measurement period.

Capitalization

The following table shows the capitalization of the Connecticut Fund and the Acquiring Fund as of June 30, 2018 and of the Acquiring Fund on a pro forma combined basis as of that date, both after giving effect to the Connecticut Reorganization only and after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the table below.  The table is for informational purposes only.  The capitalization of the Funds is likely to be different on the Closing Date due to purchase and redemption activity in the Funds.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Connecticut Fund – Class A	$31,264,853	$12.85	2,433,852
Acquiring Fund – Class A	$269,090,360	$16.14	16,675,523
Adjustments (a)	($14,876)	----	(497,292)
Pro forma Acquiring Fund – Class A (After Connecticut Fund Reorganization)	$300,340,337	$16.14	18,612,083
Pro forma Acquiring Fund – Class A (After All Reorganizations)	$485,111,694	$16.14	30,062,360

Connecticut Fund – Class B	$253,188	$12.85	19,698
Acquiring Fund – Class B	$1,177,654	$16.06	73,335
Adjustments (a)	($120)	----	(3,939)
Pro forma Acquiring Fund – Class B (After Connecticut Fund Reorganization)	$1,430,722	$16.06	89,094
Pro forma Acquiring Fund – Class B (After All Reorganizations)	$1,826,816	$16.06	113,759

Connecticut Fund – Advisor Class	$693,299	$12.78	54,254
Acquiring Fund – Advisor Class	$16,509,002	$16.17	1,021,075
Adjustments (a)	($330)	----	-=(11,394)
Pro forma Acquiring Fund – Advisor Class (After Connecticut Fund Reorganization)	$17,201,971	$16.17	1,063,935
Pro forma Acquiring Fund – Advisor Class (After All Reorganizations)	$25,812,125	$16.17	1,596,469

Connecticut Fund – Institutional Class	$6,322	$12.96	488
Acquiring Fund – Institutional Class	$6,365	$16.14	394
Adjustments (a)	($3)	----	(96)
Pro forma Acquiring Fund – Institutional Class (After Connecticut Fund Reorganization)	$12,684	$16.14	786
Pro forma Acquiring Fund – Institutional Class (After All Reorganizations)	$57,018	$16.14	3,533

Connecticut Fund – All Classes	$32,217,662	----	2,508,292
Acquiring Fund – All Classes	$286,783,381	----	17,770,327

Adjustments (a)	($15,329)	----	(512,721)
Pro forma Acquiring Fund – All Classes (After Connecticut Fund Reorganization)	$318,985,714	----	19,765,898
Pro forma Acquiring Fund – All Classes (After All Reorganizations)	$512,807,653	----	31,776,121

(a) Adjustments to reflect the exchange of shares outstanding from the Connecticut Fund to the Acquiring Fund and the costs of the Reorganization to be allocated to the Connecticut Fund.

PROPOSAL 2:
APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT MASSACHUSETTS FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS

Considerations Regarding the Reorganization
Please note the following information relevant to the Reorganization:

•
Although both the Massachusetts Fund and the Acquiring Fund seek a high level of interest income that is exempt from federal income tax, the Massachusetts Fund and the Acquiring Fund have somewhat different investment objectives and strategies.  As its investment objective, the Massachusetts Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of Massachusetts.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  Thus, the primary differences between the investment objective of the Massachusetts Fund and the Acquiring Fund are that (1) the Massachusetts Fund additionally seeks income that is exempt from state income tax for individual residents of Massachusetts and (2) the Acquiring Fund has a secondary objective of total return.  Because the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of the state of Massachusetts, shareholders of the Massachusetts Fund, as shareholders of the Acquiring Fund after the Reorganization, will only be able to exclude from Massachusetts income tax the percentage of the Acquiring Fund’s dividends that represents the part of its interest income attributable to municipal securities of the state of Massachusetts. As its principal investment strategy the Massachusetts Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable Massachusetts income tax for individual residents of Massachusetts.  However, the Massachusetts Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and Massachusetts state income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  Such securities include obligations issued by municipalities and other authorities in Massachusetts and U.S. possessions and territories, such as Puerto Rico. As its principal investment strategy the Acquiring Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, and is not a Tax Preference Item. However, the Acquiring Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. The Acquiring Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories.   The Massachusetts Fund generally invests only in investment grade municipal securities while the Acquiring Fund primarily invests in investment grade municipal securities, but also, to a lesser extent, may invest in high yield, below investment grade municipal bonds, also known as “high yield” or “junk bonds.”  In seeking total return, the Acquiring Fund engages in active trading to take advantage of relative value opportunities in the municipal bond market, and, as a result, may engage at times in short-term trading, which is not a part of the principal investment strategies of the Massachusetts Fund.  These differences between the Massachusetts Fund’s and Acquiring Fund’s investment strategies result in different risk profiles for the Funds, with the Acquiring Fund having exposure to high yield securities risk and high portfolio turnover and frequent trading risk, which are not principal risks of the Target Funds, and the Massachusetts Fund having exposure to concentration risk, which is not a principal risk of the Acquiring Fund. The Acquiring Fund will continue to pursue its current investment objectives and investment strategy after the Reorganizations. See “All Proposals: Comparison of Investment Objectives, Policies, Strategies, Advisers, and Portfolio Managers” and “All Proposals: Comparison of Principal Risks” below for further information.

•
FIMCO is each Fund’s investment adviser.  The Massachusetts Fund does not have a subadviser.  Green Square Asset Management, LLC (“Green Square”) serves as the investment subadviser for the portion of the Acquiring Fund’s portfolio invested in high-yield municipal bonds.  After the Reorganization, the same portfolio management team that manages the Massachusetts Fund and the Acquiring Fund will continue to manage the Acquiring Fund, and the same portfolio managers at Green Square who manage the portion of the Acquiring Fund allocated to Green Square will continue to manage that portion of the Acquiring Fund.  See “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” and “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Massachusetts Fund and the Acquiring Fund use the same principal underwriter, transfer agent, and custodian.  The Acquiring Fund will continue to retain its current service providers after the Reorganization.  See “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Class A and Class B shares of the Acquiring Fund have outperformed the corresponding class of shares of the Massachusetts Fund for the one-year, five-year, and ten-year periods ended December 31, 2017, and the Advisor Class and Institutional Class shares of the Acquiring Fund have outperformed the corresponding class of shares of the Massachusetts Fund for the one-year period ended December 31, 2017 and since inception of the Advisor Class and Institutional Class shares in May 2013.  No assurances may be given that the combined Fund will achieve any level of performance after the Reorganization.

•
The contractual advisory fee rates for the Massachusetts Fund are higher than the contractual advisory fee rates for the Acquiring Fund at the same asset levels.  However, as of June 30, 2018, the effective advisory fee rate for the Acquiring Fund was 0.55% per annum, whereas as of the same date, the effective advisory fee rate for the Massachusetts Fund was 0.50% per annum, as a result of FIMCO’s voluntary advisory fee waiver.   This voluntary fee waiver can be terminated by FIMCO at any time in its discretion.

•
Without taking into account the voluntary fee waiver by FIMCO of the Massachusetts Fund’s advisory fee, the difference in the total annual fund operating expense ratios of the classes of shares of the Acquiring Fund compared to those of the Massachusetts Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.18% lower than Massachusetts Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.12% lower than Massachusetts Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.13% lower than Massachusetts Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.21% lower than Massachusetts Fund’s Institutional Class shares expense ratio.  Taking into account the voluntary fee waiver for the Massachusetts Fund, the difference in the total annual fund operating expense ratios for the classes of shares of the Acquiring Fund compared to those of the Massachusetts Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.08% lower than Massachusetts Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.02% lower than Massachusetts Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.03% lower than Massachusetts Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.11% lower than Massachusetts Fund’s Institutional Class shares expense ratio.  After giving effect to the

Massachusetts Fund Reorganization, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares. Furthermore, after giving effect to all of the Reorganizations, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares.

•
The initial sales charge for Class A shares of the Massachusetts Fund and the Acquiring Fund is 4.00%.  While the initial sales charge will not apply to Class A shares you receive in connection with the Reorganization, any purchases you make of Class A shares of the Acquiring Fund after consummation of the Reorganization will be subject to the Acquiring Fund’s initial sales charge.

•
Both Funds charge a contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class A shares purchased without a sales charge.  (If you invest $1,000,000 or more in Class A shares, and do not pay a sales charge, and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances described in Appendix B.  As described further in Appendix B, the CDSC may be waived under certain circumstances.)  Both Funds charge a maximum CDSC of 4% on redemptions of Class B shares.  The CDSC on Class A shares and Class B shares is applied on the same terms for both Funds.  Class A shares of both Funds are subject to Rule 12b-1 fees of 0.30% per annum.  Class B shares of both Funds are subject to Rule 12b-1 fees of 1.00% per annum.  Advisor Class and Institutional Class shares of both Funds do not have a front-end sales charge, CDSC, or Rule 12b-1 fees.

•	The interests of the Funds’ shareholders would not be diluted as a result of the Reorganization.

•
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes.  The Trust expects that neither the Massachusetts Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization.  FIMCO has reviewed the Funds’ current portfolio holdings and determined that the Massachusetts Fund’s holdings generally are compatible with the Acquiring Fund’s investment objective and policies.  As a result, (1) FIMCO believes that all, or substantially all, of the Massachusetts Fund’s assets could be transferred to and held by the Acquiring Fund, and (2) FIMCO does not anticipate selling any significant portion of the assets of the Massachusetts Fund in connection with the Reorganization.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.  Sale of the Massachusetts Fund’s assets before its Reorganization could result in the Massachusetts Fund realizing net capital gains that would have to be distributed to its shareholders before its Reorganization (together with any other undistributed net realized gains and net investment income, as required by the Reorganization Plan).  You will recognize taxable income for federal income tax purposes (unless you hold your shares through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account) if the Massachusetts Fund must make such a distribution.  Moreover, the disposition of assets before its Reorganization could result in the Massachusetts Fund selling securities at a disadvantageous time and, possibly, realizing net capital losses that otherwise would not have been realized.

•
The costs of the Reorganization, including the costs associated with preparation of the Reorganization Plan and Proxy Statement, printing and distribution of the Proxy Statement, proxy solicitation costs, and legal and accounting fees and disbursements in connection with the Reorganization, will be borne by the Target Funds.  The Target Funds will split the costs of the Reorganizations evenly, except that the Massachusetts Fund will bear the costs of printing and mailing the Proxy Statement to its shareholders and its proxy solicitation costs, as well as brokerage or similar expenses, if any.  Each Target Fund, including the Massachusetts Fund, will bear its share of the Reorganization expenses, regardless of whether Massachusetts Fund shareholders approve the Reorganization Plan with respect to the Massachusetts Fund.

•
The Massachusetts Fund at June 30, 2018 had assets of $23.0 million.  In FIMCO’s estimation, the Fund has limited prospects for attracting significant new assets.  Therefore, FIMCO believes that the only likely alternative to the Reorganization is the liquidation of the Massachusetts Fund, which could result in adverse tax consequences to its shareholders.

Comparative Fee and Expense Tables
The following tables describe the fees and expenses of each class of shares of the Massachusetts Fund and the Acquiring Fund and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the Massachusetts Fund Reorganization, as well as the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the tables below.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” in Appendix B of this Proxy Statement and in the SAI.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them.  Such commissions are not reflected in the tables or the “Example of Fund Expenses” below.  Expenses for the Massachusetts Fund and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for each class of shares of the Acquiring Fund assume that the Reorganizations had been in effect for the period ended June 30, 2018.
Fees and Expenses	Massachusetts Fund Class A	Acquiring Fund Class A	Acquiring Fund Class A (pro forma, Massachusetts Fund Reorganization only)	Acquiring Fund Class A (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.31%	0.18%	0.17%	0.15%
Total Annual Fund Operating Expenses	1.21%(2)	1.03%	1.02%	1.00%
(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in Appendix B of this Proxy Statement.  The CDSC is applies on the same terms for both Funds.
(2) FIMCO voluntarily waives advisory fees payable by the Massachusetts Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Massachusetts Fund by 0.10% (annualized) for Class A shares resulting in net annual fund operating expenses of 1.11% for the Massachusetts Fund’s Class A shares.

Fees and Expenses	Massachusetts Fund Class B	Acquiring Fund Class B	Acquiring Fund Class B (pro forma, Massachusetts Fund Reorganization only)	Acquiring Fund Class B (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)

price or redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.27%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.87%(2)	1.75%	1.75%	1.75%
(1) A contingent deferred sales charge is imposed on all redemptions of Class B shares made within 6 years after the date of purchase.  The contingent deferred sales charge declines over the 6 year period.  The contingent deferred sales charge on redemptions of Class B shares within the first two years after the date of purchase is 4%, the third or fourth year is 3%, the fifth year is 2% and the sixth year is 1%. Class B shares automatically convert to Class A shares after eight years.
(2) FIMCO voluntarily waives advisory fees payable by the Massachusetts Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Massachusetts Fund by 0.10% (annualized) for Class B shares resulting in net annual fund operating expenses of 1.77% for the Massachusetts Fund’s Class B shares.

Fees and Expenses	Massachusetts Fund Advisor Class	Acquiring Fund Advisor Class	Acquiring Fund Advisor Class (pro forma, Massachusetts Fund Reorganization only)	Acquiring Fund Advisor Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.32%	0.24%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.92%(1)	0.79%	0.78%	0.78%
(1) FIMCO voluntarily waives advisory fees payable by the Massachusetts Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Massachusetts Fund by 0.10% (annualized) for Advisor Class shares resulting in net annual fund operating expenses of 0.82% for the Massachusetts Fund’s Advisor Class shares.

Fees and Expenses	Massachusetts Fund Institutional Class	Acquiring Fund Institutional Class	Acquiring Fund Institutional Class (pro forma, Massachusetts Fund Reorganization only)	Acquiring Fund Institutional Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.31%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.91%(1)	0.70%	0.70%	0.70%
(1) FIMCO voluntarily waives advisory fees payable by the Massachusetts Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Massachusetts Fund by 0.10% (annualized) for Institutional Class shares resulting in net annual fund operating expenses of 0.81% for the Massachusetts Fund’s Institutional Class shares.
Example of Fund Expenses
This Example is intended to help you compare costs between the Massachusetts Fund and the Acquiring Fund and the pro forma costs for the Acquiring Fund after giving effect to the Reorganizations.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, and reflects conversion of Class B to Class A after eight years. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Year 1	Year 3	Year 5	Year 10
Massachusetts Fund
Class A shares	$518	$769	$1,038	$1,807
Class B shares	$590	$888	$1,211	$2,018
Advisor Class shares	$94	$293	$509	$1,131
Institutional Class shares	$93	$290	$504	$1,120
Acquiring Fund
Class A shares	$501	$715	$946	$1,609
Class B shares	$578	$851	$1,149	$1,872
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After Massachusetts Fund Reorganization)
Class A shares	$500	$712	$941	$1,598
Class B shares	$578	$851	$1,149	$1,870
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After All Reorganizations)
Class A shares	$498	$706	$930	$1,576
Class B shares	$578	$851	$1,149	$1,864
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871

You would pay the following expenses on Class B shares if you did not redeem your shares:

	Year 1	Year 3	Year 5	Year 10
Massachusetts Fund
Class B shares	$190	$588	$1,011	$2,018
Acquiring Fund
Class B shares	$178	$551	$949	$1,872
Pro forma Acquiring Fund (After Massachusetts Fund Reorganization)
Class B shares	$177	$548	$944	$1,861
Pro forma Acquiring Fund (After All Reorganizations)
Class B shares	$178	$551	$949	$1,864
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the most recent fiscal year, the Massachusetts Fund’s portfolio turnover rate was 24% of the average value of its portfolio and the Acquiring Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers
The Target Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of the state identified in the Target Fund’s name.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  The Target Fund has the same principal investment strategies, investment adviser and portfolio managers as each other Target Fund.  For a comparison of the Target Funds’ and the Acquiring Fund’s investment objectives, policies, strategies, advisers and portfolio managers, see “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” below.
Comparison of Principal Risks
The Target Fund has the same principal investment risks as each other Target Fund.  Each Target Fund and the Acquiring Fund are subject to most of the same principal investment risks, but the Acquiring Fund is subject to High Portfolio Turnover and Frequent Trading Risk and High Yield Securities Risk, which the Target Funds are not, and the Target Funds are subject to Concentration Risk, which the Acquiring Fund is not.  For a comparison of the Target Funds’ and the Acquiring Fund’s principal risks, see “All Proposals:  Comparison of Principal Risks” below.
Comparison of Investment Policies
If the Reorganization occurs, as a shareholder, you will be subject to the fundamental investment policies of the Acquiring Fund.  A “fundamental” investment policy is one that may not be changed without a shareholder vote.  The fundamental investment policies for the Target Funds and the Acquiring Fund are virtually identical.  For a comparison of each Fund’s fundamental investment policies, see “All Proposals:  Comparison of Investment Policies” below.
Comparative Performance Information
The following bar charts and tables provide some indication of the risks of investing in the Massachusetts Fund and the Acquiring Fund.

The bar chart below shows changes in the Massachusetts Fund’s performance from year to year for Class A shares.  The table shows how the Massachusetts Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Massachusetts Fund’s past performance (before and after taxes) is not necessarily an indication of how the Massachusetts Fund will perform in the future. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Massachusetts Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(2.90)%	12.94%	0.35%	11.15%	7.05%	(4.49)%	9.63%	2.49%	(0.14)%	3.04%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
6.67% (September 30, 2009)	(5.31)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.61)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-1.10%	1.17%	3.33%	--
(Return After Taxes on Distributions)	-1.10%	1.17%	3.33%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	0.84%	1.49%	3.30%	--
Class B Shares (Return Before Taxes)	-1.60%	0.96%	3.16%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	3.33%	--	--	2.09%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	3.40%	--	--	2.10%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Massachusetts Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Massachusetts Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Massachusetts Fund shares at the end of the measurement period.

The bar chart below shows changes in the Acquiring Fund’s performance from year to year for Class A shares.  The table shows how the Acquiring Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Acquiring Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future. Prior to January 31, 2018, Green Square did not serve as a subadviser to the Acquiring Fund. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Acquiring Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(0.98)%	14.02%	0.67%	11.76%	8.92%	(4.97)%	11.46%	3.08%	0.13%	3.91%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
7.82% (September 30, 2009)	(6.04)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.97)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-0.26%	1.74%	4.20%	--
(Return After Taxes on Distributions)	-0.26%	1.74%	4.19%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	1.41%	1.91%	4.01%	--
Class B Shares (Return Before Taxes)	-0.82%	1.47%	4.02%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.09%	--	--	2.47%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.18%	--	--	2.59%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Acquiring Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Acquiring Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Acquiring Fund shares at the end of the measurement period.
Capitalization
The following table shows the capitalization of the Massachusetts Fund and the Acquiring Fund as of June 30, 2018 and of the Acquiring Fund on a pro forma combined basis as of that date, both after giving effect to the Massachusetts Reorganization only and after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the table below.  The table is for informational purposes only.  The capitalization of the Funds is likely to be different on the Closing Date due to purchase and redemption activity in the Funds.
	Net Assets	Net Asset Value Per Share	Shares Outstanding
Massachusetts Fund – Class A	$21,381,220	$11.37	1,881,174
Acquiring Fund – Class A	$269,090,360	$16.14	16,675,523
Adjustments (a)	($16,642)	----	(557,212)
Pro forma Acquiring Fund – Class A (After Massachusetts Fund Reorganization)	$290,454,938	$16.14	17,999,485
Pro forma Acquiring Fund – Class A (After All Reorganizations)	$485,111,694	$16.14	30,062,360

Massachusetts Fund – Class B	$148,826	$11.34	13,119
Acquiring Fund – Class B	$1,177,654	$16.06	73,335
Adjustments (a)	($116)	----	(3,859)
Pro forma Acquiring Fund – Class B (After Massachusetts Fund Reorganization)	$1,326,364	$16.06	82,595
Pro forma Acquiring Fund – Class B (After All Reorganizations)	$1,826,816	$16.06	113,759

Massachusetts Fund – Advisor Class	$1,556,384	$11.40	136,541
Acquiring Fund – Advisor Class	$16,509,002	$16.17	1,021,075
Adjustments (a)	($1,211)	----	(40,355)
Pro forma Acquiring Fund – Advisor Class (After Massachusetts Fund Reorganization)	$18,064,175	$16.17	1,117,261
Pro forma Acquiring Fund – Advisor Class (After All Reorganizations)	$25,812,125	$16.17	1,596,469

Massachusetts Fund – Institutional Class	$6,335	$11.40	556
Acquiring Fund – Institutional Class	$6,365	$16.14	394
Adjustments (a)	($5)	----	(163)
Pro forma Acquiring Fund – Institutional Class (After Massachusetts Fund Reorganization)	$12,695	$16.14	787
Pro forma Acquiring Fund – Institutional Class (After All Reorganizations)	$57,018	$16.14	3,533

Massachusetts Fund – All Classes	$23,092,765	----	2,031,391
Acquiring Fund – All Classes	$286,783,381	----	17,770,327
Adjustments (a)	($17,974)	----	(601,589)
Pro forma Acquiring Fund – All Classes (After Massachusetts Fund Reorganization)	$309,858,172	----	19,200,128
Pro forma Acquiring Fund – All Classes (After All Reorganizations)	$512,807,653	----	31,776,121

(a) Adjustments to reflect the exchange of shares outstanding from the Massachusetts Fund to the Acquiring Fund and the costs of the Reorganization to be allocated to the Massachusetts Fund.

PROPOSAL 3:	APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT MICHIGAN FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS
Considerations Regarding the Reorganization
Please note the following information relevant to the Reorganization:

•
Although both the Michigan Fund and the Acquiring Fund seek a high level of interest income that is exempt from federal income tax, the Michigan Fund and the Acquiring Fund have somewhat different investment objectives and strategies.  As its investment objective, the

Michigan Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of Michigan.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  Thus, the primary differences between the investment objective of the Michigan Fund and the Acquiring Fund are that (1) the Michigan Fund additionally seeks income that is exempt from state income tax for individual residents of Michigan and (2) the Acquiring Fund has a secondary objective of total return.  Because the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of the state of Michigan, shareholders of the Michigan Fund, as shareholders of the Acquiring Fund after the Reorganization, will only be able to exclude from Michigan income tax the percentage of the Acquiring Fund’s dividends that represents the part of its interest income attributable to municipal securities of the state of Michigan.  As its principal investment strategy the Michigan Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable Michigan income tax for individual residents of Michigan.  However, the Michigan Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and Michigan state income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  Such securities include obligations issued by municipalities and other authorities in Michigan and U.S. possessions and territories, such as Puerto Rico. As its principal investment strategy the Acquiring Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, and is not a Tax Preference Item. However, the Acquiring Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. The Acquiring Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories.  The Michigan Fund generally invests only in investment grade municipal securities while the Acquiring Fund primarily invests in investment grade municipal securities, but also, to a lesser extent, may invest in high yield, below investment grade municipal bonds, also known as “high yield” or “junk bonds.”  In seeking total return, the Acquiring Fund engages in active trading to take advantage of relative value opportunities in the municipal bond market, and, as a result, may engage at times in short-term trading, which is not a part of the principal investment strategies of the Michigan Fund.  These differences between the Michigan Fund’s and Acquiring Fund’s investment strategies result in different risk profiles for the Funds, with the Acquiring Fund having exposure to high yield securities risk and high portfolio turnover and frequent trading risk, which are not principal risks of the Target Funds, and the Michigan Fund having exposure to concentration risk, which is not a principal risk of the Acquiring Fund.  The Acquiring Fund will continue to pursue its current investment objectives and investment strategy after the Reorganizations.  See “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers, and Portfolio Managers” and “All Proposals:  Comparison of Principal Risks” below for further information.

•
FIMCO is each Fund’s investment adviser.  The Michigan Fund does not have a subadviser.  Green Square Asset Management, LLC (“Green Square”) serves as the investment subadviser for the portion of the Acquiring Fund’s portfolio invested in high-yield municipal bonds.  After the Reorganization, the same portfolio management team that manages the Michigan Fund and the Acquiring Fund will continue to manage the Acquiring Fund, and the same portfolio managers at Green Square who manage the portion of the Acquiring Fund allocated to Green Square will continue to manage that portion of the Acquiring Fund.  See “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” and “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Michigan Fund and the Acquiring Fund use the same principal underwriter, transfer agent, and custodian.  The Acquiring Fund will continue to retain its current service providers after the Reorganization.  See “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Class A and Class B shares of the Acquiring Fund have outperformed the corresponding class of shares of the Michigan Fund for the one-year, five-year, and ten-year periods ended December 31, 2017, and the Advisor Class and Institutional Class shares of the Acquiring Fund have outperformed the corresponding class of shares of the Michigan Fund for the one-year period ended December 31, 2017 and since inception of the Advisor Class and Institutional Class shares in May 2013.  No assurances may be given that the combined Fund will achieve any level of performance after the Reorganization.

•
The contractual advisory fee rates for the Michigan Fund are higher than the contractual advisory fee rates for the Acquiring Fund at the same asset levels.  However, as of June 30, 2018, the effective advisory fee rate for the Acquiring Fund was 0.55% per annum, whereas as of the same date, the effective advisory fee rate for the Michigan Fund was 0.50% per annum, as a result of FIMCO’s voluntary advisory fee waiver.  This voluntary fee waiver can be terminated by FIMCO at any time in its discretion.

•
Without taking into account the voluntary fee waiver by FIMCO of the Michigan Fund’s advisory fee, the difference in the total annual fund operating expense ratios of the classes of shares of the Acquiring Fund compared to those of the Michigan Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.17% lower than Michigan Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.11% lower than Michigan Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.10% lower than Michigan Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.22% lower than Michigan Fund’s Institutional Class shares expense ratio. Taking into account the voluntary fee waiver for the Michigan Fund, the difference in the total annual fund operating expense ratios for the classes of shares of the Acquiring Fund compared to those of the Michigan Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.07% lower than Michigan Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.01% lower than Michigan Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is the same as Michigan Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.12% lower than Michigan Fund’s Institutional Class shares expense ratio.  After giving effect to the Michigan Fund Reorganization, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares.  Furthermore, after giving effect to all of the Reorganizations, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares.

•
The initial sales charge for Class A shares of the Michigan Fund and the Acquiring Fund is 4.00%.  While the initial sales charge will not apply to Class A shares you receive in connection with the Reorganization, any purchases you make of Class A shares of the Acquiring Fund after consummation of the Reorganization will be subject to the Acquiring Fund’s initial sales charge.

•
Both Funds charge a contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class A shares purchased without a sales charge.  (If you invest $1,000,000 or more in Class A shares, and do not pay a sales charge, and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances described in Appendix B.  As described further in Appendix B, the CDSC may be waived under certain circumstances.)  Both Funds charge a maximum CDSC of 4% on redemptions of Class B shares.  The CDSC on Class A shares and Class B shares is applied on the same terms for both Funds.  Class A shares of both Funds are subject to Rule 12b-1 fees of 0.30% per annum.  Class B shares of both Funds are subject to Rule 12b-1 fees of 1.00% per annum.  Advisor Class and Institutional Class shares of both Funds do not have a front-end sales charge, CDSC, or Rule 12b-1 fees.

•	The interests of the Funds’ shareholders would not be diluted as a result of the Reorganization.

•
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes.  The Trust expects that neither the Michigan Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization. FIMCO has reviewed the Funds’ current portfolio holdings and determined that the Michigan Fund’s holdings generally are compatible with the Michigan Fund’s investment objective and policies.  As a result, (1) FIMCO believes that all, or substantially all, of the Michigan Fund’s assets could be transferred to and held by the Acquiring Fund, and (2) FIMCO does not anticipate selling any significant portion of the assets of the Michigan Fund in connection with the Reorganization.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.  Sale of the Michigan Fund’s assets before its Reorganization could result in the Michigan Fund realizing net capital gains that would have to be distributed to its shareholders before its Reorganization (together with any other undistributed net realized gains and net investment income, as required by the Reorganization Plan).  You will recognize taxable income for federal income tax purposes (unless you hold your shares through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account) if the Michigan Fund must make such a distribution.  Moreover, the disposition of assets before its Reorganization could result in the Michigan Fund selling securities at a disadvantageous time and, possibly, realizing net capital losses that otherwise would not have been realized.

•
The costs of the Reorganization, including the costs associated with preparation of the Reorganization Plan and Proxy Statement, printing and distribution of the Proxy Statement, proxy solicitation costs, and legal and accounting fees and disbursements in connection with the Reorganization, will be borne by the Target Funds.  The Target Funds will split the costs of the Reorganizations evenly, except that the Michigan Fund will bear the costs of printing and mailing the Proxy Statement to its shareholders and its proxy solicitation costs, as well as brokerage or similar expenses, if any.  Each Target Fund, including the Michigan Fund, will bear its share of the Reorganization expenses, regardless of whether Michigan Fund shareholders approve the Reorganization Plan with respect to the Michigan Fund.

•
The Michigan Fund at June 30, 2018 had assets of $18.1 million.  In FIMCO’s estimation, the Fund has limited prospects for attracting significant new assets.  Therefore, FIMCO believes that the only likely alternative to the Reorganization is the liquidation of the Michigan Fund, which could result in adverse tax consequences to its shareholders.

Comparative Fee and Expense Tables
The following tables describe the fees and expenses of each class of shares of the Michigan Fund and the Acquiring Fund and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the Michigan Fund Reorganization, as well as the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the tables below.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” in Appendix B of this Proxy Statement and in the SAI.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them.  Such commissions are not reflected in the tables or the “Example of Fund Expenses” below.  Expenses for the Michigan Fund and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for each class of shares of the Acquiring Fund assume that the Reorganizations had been in effect for the period ended June 30, 2018.

Fees and Expenses	Michigan Fund Class A	Acquiring Fund Class A	Acquiring Fund Class A (pro forma, Michigan Fund Reorganization only)	Acquiring Fund Class A (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your
investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.30%	0.18%	0.16%	0.15%
Total Annual Fund Operating Expenses	1.20%(2)	1.03%	1.01%	1.00%
(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in Appendix B of this Proxy Statement.  The CDSC is applies on the same terms for both Funds.
(2) FIMCO voluntarily waives advisory fees payable by the Michigan Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Michigan Fund by 0.10% (annualized) for Class A shares resulting in net annual fund operating expenses of 1.10% for the Michigan Fund’s Class A shares.

Fees and Expenses	Michigan Fund Class B	Acquiring Fund Class B	Acquiring Fund Class B (pro forma, Michigan Fund Reorganization only)	Acquiring Fund Class B (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.26%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.86%(2)	1.75%	1.75%	1.75%
(1) A contingent deferred sales charge is imposed on all redemptions of Class B shares made within 6 years after the date of purchase.  The contingent deferred sales charge declines over the 6 year period.  The contingent deferred sales charge on redemptions of Class B shares within the first two years after the date of purchase is 4%, the third or fourth year is 3%, the fifth year is 2% and the sixth year is 1%. Class B shares automatically convert to Class A shares after eight years.
(2) FIMCO voluntarily waives advisory fees payable by the Michigan Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Michigan Fund by 0.10% (annualized) for Class B shares resulting in net annual fund operating expenses of 1.76% for the Michigan Fund’s Class B shares.

Fees and Expenses	Michigan Fund Advisor Class	Acquiring Fund Advisor Class	Acquiring Fund Advisor Class (pro forma, Michigan Fund Reorganization only)	Acquiring Fund Advisor Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase	None	None	None	None
price or redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.29%	0.24%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.89%(1)	0.79%	0.78%	0.78%
(1) FIMCO voluntarily waives advisory fees payable by the Michigan Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Michigan Fund by 0.10% (annualized) for Advisor Class shares resulting in net annual fund operating expenses of 0.79% for the Michigan Fund’s Advisor Class shares.

Fees and Expenses	Michigan Fund Institutional Class	Acquiring Fund Institutional Class	Acquiring Fund Institutional Class (pro forma, Michigan Fund Reorganization only)	Acquiring Fund Institutional Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.32%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.92%(1)	0.70%	0.70%	0.70%
(1) FIMCO voluntarily waives advisory fees payable by the Michigan Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Michigan Fund by 0.10% (annualized) for Institutional Class shares resulting in net annual fund operating expenses of 0.82% for the Michigan Fund’s Institutional Class shares.
Example of Fund Expenses
This Example is intended to help you compare costs between the Michigan Fund and the Acquiring Fund and the pro forma costs for the Acquiring Fund after giving effect to the Reorganizations.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, and reflects conversion of Class B to Class A after eight years. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Year 1	Year 3	Year 5	Year 10
Michigan Fund
Class A shares	$517	$766	$1,033	$1,796
Class B shares	$589	$885	$1,206	$2,007
Advisor Class shares	$91	$284	$493	$1,096
Institutional Class shares	$94	$293	$509	$1,131

Acquiring Fund
Class A shares	$501	$715	$946	$1,609
Class B shares	$578	$851	$1,149	$1,872
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After Michigan Fund Reorganization)
Class A shares	$499	$709	$936	$1,587
Class B shares	$578	$851	$1,149	$1,867
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After All Reorganizations)
Class A shares	$498	$706	$930	$1,576
Class B shares	$578	$851	$1,149	$1,864
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871

You would pay the following expenses on Class B shares if you did not redeem your shares:

	Year 1	Year 3	Year 5	Year 10
Michigan Fund
Class B shares	$189	$585	$1,006	$2,007
Acquiring Fund
Class B shares	$178	$551	$949	$1,872
Pro forma Acquiring Fund (After Michigan Fund Reorganization)
Class B shares	$178	$551	$949	$1,867
Pro forma Acquiring Fund (After All Reorganizations)
Class B shares	$178	$551	$949	$1,864
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the most recent fiscal year, the Michigan Fund’s portfolio turnover rate was 27% of the average value of its portfolio and the Acquiring Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers

The Target Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of the state identified in the Target Fund’s name.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  The Target Fund has the same principal investment strategies, investment adviser and portfolio managers as each other Target Fund.  For a comparison of the Target Funds’ and the Acquiring Fund’s investment objectives, policies, strategies, advisers and portfolio managers, see “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” below.
Comparison of Principal Risks
The Target Fund has the same principal investment risks as each other Target Fund.  Each Target Fund and the Acquiring Fund are subject to most of the same principal investment risks, but the Acquiring Fund is subject to High Portfolio Turnover and Frequent Trading Risk and High Yield Securities Risk, which the Target Funds are not, and the Target Funds are subject to Concentration Risk, which the Acquiring Fund is not.  For a comparison of the Target Funds’ and the Acquiring Fund’s principal risks, see “All Proposals:  Comparison of Principal Risks” below.
Comparison of Investment Policies
If the Reorganization occurs, as a shareholder, you will be subject to the fundamental investment policies of the Acquiring Fund.  A “fundamental” investment policy is one that may not be changed without a shareholder vote.  The fundamental investment policies for the Target Funds and the Acquiring Fund are virtually identical.  For a comparison of each Fund’s fundamental investment policies, see “All Proposals:  Comparison of Investment Policies” below.
Comparative Performance Information
The following bar charts and tables provide some indication of the risks of investing in the Michigan Fund and the Acquiring Fund.

The bar chart below shows changes in the Michigan Fund’s performance from year to year for Class A shares.  The table shows how the Michigan Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Michigan Fund’s past performance (before and after taxes) is not necessarily an indication of how the Michigan Fund will perform in the future. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Michigan Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(1.35)%	10.46%	1.07%	11.40%	7.24%	(5.81)%	10.75%	2.77%	0.44%	2.71%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
7.49% (September 30, 2009)	(5.17)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.31)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-1.41%	1.20%	3.40%	--
(Return After Taxes on Distributions)	-1.41%	1.20%	3.38%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	0.80%	1.57%	3.41%	--
Class B Shares (Return Before Taxes)	-1.97%	0.94%	3.21%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	3.01%	--	--	2.31%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	3.10%	--	--	2.22%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Michigan Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Michigan Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Michigan Fund shares at the end of the measurement period.

The bar chart below shows changes in the Acquiring Fund’s performance from year to year for Class A shares.  The table shows how the Acquiring Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Acquiring Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future. Prior to January 31, 2018, Green Square did not serve as a subadviser to the Acquiring Fund. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Acquiring Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(0.98)%	14.02%	0.67%	11.76%	8.92%	(4.97)%	11.46%	3.08%	0.13%	3.91%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
7.82% (September 30, 2009)	(6.04)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.97)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-0.26%	1.74%	4.20%	--
(Return After Taxes on Distributions)	-0.26%	1.74%	4.19%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	1.41%	1.91%	4.01%	--
Class B Shares (Return Before Taxes)	-0.82%	1.47%	4.02%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.09%	--	--	2.47%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.18%	--	--	2.59%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Acquiring Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts.  The return after taxes on distributions and sale of Acquiring Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Acquiring Fund shares at the end of the measurement period.

Capitalization

The following table shows the capitalization of the Michigan Fund and the Acquiring Fund as of June 30, 2018 and of the Acquiring Fund on a pro forma combined basis as of that date, both after giving effect to the Michigan Reorganization only and after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the table below.  The table is for informational purposes only.  The capitalization of the Funds is likely to be different on the Closing Date due to purchase and redemption activity in the Funds.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Michigan Fund – Class A	$17,356,469	$11.60	1,495,695
Acquiring Fund – Class A	$269,090,360	$16.14	16,675,523
Adjustments (a)	($15,227)	----	(421,059)
Pro forma Acquiring Fund – Class A (After Michigan Fund Reorganization)	$286,431,602	$16.14	17,750,159
Pro forma Acquiring Fund – Class A (After All Reorganizations)	$485,111,694	$16.14	30,062,360

Michigan Fund – Class B	$5,675	$11.56	491
Acquiring Fund – Class B	$1,177,654	$16.06	73,335
Adjustments (a)	($5)	----	(138)
Pro forma Acquiring Fund – Class B (After Michigan Fund Reorganization)	$1,183,324	$16.06	73,688
Pro forma Acquiring Fund – Class B (After All Reorganizations)	$1,826,816	$16.06	113,759

Michigan Fund – Advisor Class	$811,197	$11.65	69,608
Acquiring Fund – Advisor Class	$16,509,002	$16.17	1,021,075
Adjustments (a)	($712)	----	(19,480)
Pro forma Acquiring Fund – Advisor Class (After Michigan Fund Reorganization)	$17,319,487	$16.17	1,071,203
Pro forma Acquiring Fund – Advisor Class (After All Reorganizations)	$25,812,125	$16.17	1,596,469

Michigan Fund – Institutional Class	$6,352	$11.61	547
Acquiring Fund – Institutional Class	$6,365	$16.14	394
Adjustments (a)	($6)	----	(154)
Pro forma Acquiring Fund – Institutional Class (After Michigan Fund Reorganization)	$12,711	$16.14	787
Pro forma Acquiring Fund – Institutional Class (After All Reorganizations)	$57,018	$16.14	3,533

Michigan Fund – All Classes	$18,179,693	----	1,566,341
Acquiring Fund – All Classes	$286,783,381	----	17,770,327

Adjustments (a)	($15,950)	----	(440,831)
Pro forma Acquiring Fund – All Classes (After Michigan Fund Reorganization)	$304,947,124	----	18,895,837
Pro forma Acquiring Fund – All Classes (After All Reorganizations)	$512,807,653	----	31,776,121

(a) Adjustments to reflect the exchange of shares outstanding from the Michigan Fund to the Acquiring Fund and the costs of the Reorganization to be allocated to the Michigan Fund.

PROPOSAL 4:
APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT MINNESOTA FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS

Considerations Regarding the Reorganization

Please note the following information relevant to the Reorganization:

•
Although both the Minnesota Fund and the Acquiring Fund seek a high level of interest income that is exempt from federal income tax, the Minnesota Fund and the Acquiring Fund have somewhat different investment objectives and strategies.  As its investment objective, the Minnesota Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of Minnesota.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  Thus, the primary differences between the investment objective of the Minnesota Fund and the Acquiring Fund are that (1) the Minnesota Fund additionally seeks income that is exempt from state income tax for individual residents of Minnesota and (2) the Acquiring Fund has a secondary objective of total return.  Because the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of the state of Minnesota, shareholders of the Minnesota Fund, as shareholders of the Acquiring Fund after the Reorganization, will only be able to exclude from Minnesota income tax the percentage of the Acquiring Fund’s dividends that represents the part of its interest income attributable to municipal securities of the state of Minnesota.  As its principal investment strategy the Minnesota Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable Minnesota income tax for individual residents of Minnesota.  However, the Minnesota Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and Minnesota state income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  Such securities include obligations issued by municipalities and other authorities in Minnesota and U.S. possessions and territories, such as Puerto Rico. As its principal investment strategy the Acquiring Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, and is not a Tax Preference Item. However, the Acquiring Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. The Acquiring Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories.  The Minnesota Fund generally invests only in investment grade municipal securities while the Acquiring Fund primarily invests in investment grade municipal securities, but also, to a lesser extent, may invest in high yield, below investment grade municipal bonds, also known as “high yield” or “junk bonds.”  In seeking total return, the Acquiring Fund engages in active trading to take advantage of relative value opportunities in the municipal bond market, and, as a result, may engage at times in short-term trading, which is not a part of the principal investment strategies of the Minnesota Fund.  These differences between the Minnesota Fund’s and Acquiring Fund’s investment strategies result in different risk profiles for the Funds, with the Acquiring Fund having exposure to high yield securities risk and high portfolio turnover and frequent trading risk, which are not principal risks of the Target Funds, and the Minnesota Fund having exposure to concentration risk, which is not a principal risk of the Acquiring Fund. The Acquiring Fund will continue to pursue its current investment objectives and investment strategy after the Reorganizations. See “All Proposals: Comparison of Investment Objectives, Policies, Strategies, Advisers, and Portfolio Managers” and “All Proposals: Comparison of Principal Risks” below for further information.

•
FIMCO is each Fund’s investment adviser.  The Minnesota Fund does not have a subadviser.  Green Square Asset Management, LLC (“Green Square”) serves as the investment subadviser for the portion of the Acquiring Fund’s portfolio invested in high-yield municipal bonds.  After the Reorganization, the same portfolio management team that manages the Minnesota Fund and the Acquiring Fund will continue to manage the Acquiring Fund, and the same portfolio managers at Green Square who manage the portion of the Acquiring Fund allocated to Green Square will continue to manage that portion of the Acquiring Fund.  See “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” and “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Minnesota Fund and the Acquiring Fund use the same principal underwriter, transfer agent, and custodian.  The Acquiring Fund will continue to retain its current service providers after the Reorganization.  See “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Class A and Class B shares of the Acquiring Fund have outperformed the corresponding class of shares of the Minnesota Fund for the one-year, five-year, and ten-year periods ended December 31, 2017, and the Advisor Class and Institutional Class shares of the Acquiring Fund have outperformed the corresponding class of shares of the Minnesota Fund for the one-year period ended December 31, 2017 and since inception of the Advisor Class and Institutional Class shares in May 2013.  No assurances may be given that the combined Fund will achieve any level of performance after the Reorganization.

•
The contractual advisory fee rates for the Minnesota Fund are higher than the contractual advisory fee rates for the Acquiring Fund at the same asset levels.  However, as of June 30, 2018, the effective advisory fee rate for the Acquiring Fund was 0.55% per annum, whereas as of the same date, the effective advisory fee rate for the Minnesota Fund was 0.50% per annum, as a result of FIMCO’s voluntary advisory fee waiver.  This voluntary fee waiver can be terminated by FIMCO at any time in its discretion.

•
Without taking into account the voluntary fee waiver by FIMCO of the Minnesota Fund’s advisory fee, the difference in the total annual fund operating expense ratios of the classes of shares of the Acquiring Fund compared to those of the Minnesota Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.14% lower than Minnesota Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.21% lower than Minnesota Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.15% lower than Minnesota Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.17% lower than Minnesota Fund’s Institutional Class shares expense ratio. Taking into account the voluntary fee waiver for the Minnesota Fund, the difference in the total annual fund operating expense ratios for the classes of shares of the Acquiring Fund compared to those of the Minnesota Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.04% lower than Minnesota Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.11% lower than Minnesota Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.05% lower than Minnesota Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.07% lower than Minnesota Fund’s Institutional Class shares expense ratio.  After giving effect to the Minnesota Fund Reorganization, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B, Advisor Class and Institutional Class shares, and are expected to decrease slightly for Class A shares. Furthermore, after giving effect to all of the Reorganizations, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares.

•
The initial sales charge for Class A shares of the Minnesota Fund and the Acquiring Fund is 4.00%.  While the initial sales charge will not apply to Class A shares you receive in connection with the Reorganization, any purchases you make of Class A shares of the Acquiring Fund after consummation of the Reorganization will be subject to the Acquiring Fund’s initial sales charge.

•
Both Funds charge a contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class A shares purchased without a sales charge.  (If you invest $1,000,000 or more in Class A shares, and do not pay a sales charge, and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances described in Appendix B.  As described further in Appendix B, the CDSC may be waived under certain circumstances.)  Both Funds charge a maximum CDSC of 4% on redemptions of Class B shares.  The CDSC on Class A shares and Class B shares is applied on the same terms for both Funds.  Class A shares of both Funds are subject to Rule 12b-1 fees of 0.30% per annum.  Class B shares of both Funds are subject to Rule 12b-1 fees of 1.00% per annum.  Advisor Class and Institutional Class shares of both Funds do not have a front-end sales charge, CDSC, or Rule 12b-1 fees.

•	The interests of the Funds’ shareholders would not be diluted as a result of the Reorganization.

•
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes.  The Trust expects that neither the Minnesota Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization. FIMCO has reviewed the Funds’ current portfolio holdings and determined that the Minnesota Fund’s holdings generally are compatible with the Acquiring Fund’s investment objective and policies.  As a result, (1) FIMCO believes that all, or substantially all, of the Minnesota Fund’s assets could be transferred to and held by the Acquiring Fund, and (2) FIMCO does not anticipate selling any significant portion of the assets of the Minnesota Fund in connection with the Reorganization.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.  Sale of the Minnesota Fund’s assets before its Reorganization could result in the Minnesota Fund realizing net capital gains that would have to be distributed to its shareholders before its Reorganization (together with any other undistributed net realized gains and net investment income, as required by the Reorganization Plan).  You will recognize taxable income for federal income tax purposes (unless you hold your shares through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account) if the Minnesota Fund must make such a distribution.  Moreover, the disposition of assets before its Reorganization could result in the Minnesota Fund selling securities at a disadvantageous time and, possibly, realizing net capital losses that otherwise would not have been realized.

•
The costs of the Reorganization, including the costs associated with preparation of the Reorganization Plan and Proxy Statement, printing and distribution of the Proxy Statement, proxy solicitation costs, and legal and accounting fees and disbursements in connection with the Reorganization, will be borne by the Target Funds.  The Target Funds will split the costs of the Reorganizations evenly, except that the Minnesota Fund will bear the costs of printing and mailing the Proxy Statement to its shareholders and its proxy solicitation costs, as well as brokerage or similar expenses, if any.  Each Target Fund, including the Minnesota Fund, will bear its share of the Reorganization expenses, regardless of whether Minnesota Fund shareholders approve the Reorganization Plan with respect to the Minnesota Fund.

•
The Minnesota Fund had assets of $20.0 million.  In FIMCO’s estimation, the Fund has limited prospects for attracting significant new assets.  Therefore, FIMCO believes that the only likely alternative to the Reorganization is the liquidation of the Minnesota Fund, which could result in adverse tax consequences to its shareholders.

Comparative Fee and Expense Tables
The following tables describe the fees and expenses of each class of shares of the Minnesota Fund and the Acquiring Fund and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the Minnesota Fund Reorganization, as well as the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the tables below.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” in Appendix B of this Proxy Statement and in the SAI.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them.  Such commissions are not reflected in the tables or the “Example of Fund Expenses” below.  Expenses for the Minnesota Fund and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for each class of shares of the Acquiring Fund assume that the Reorganizations had been in effect for the period ended June 30, 2018.
Fees and Expenses	Minnesota Fund Class A	Acquiring Fund Class A	Acquiring Fund Class A (pro forma, Minnesota Fund Reorganization only)	Acquiring Fund Class A (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.27%	0.18%	0.17%	0.15%
Total Annual Fund Operating Expenses	1.17%(2)	1.03%	1.02%	1.00%
(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in Appendix B of this Proxy Statement.  The CDSC is applies on the same terms for both Funds.
(2) FIMCO voluntarily waives advisory fees payable by the Minnesota Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Minnesota Fund by 0.10% (annualized) for Class A shares resulting in net annual fund operating expenses of 1.07% for the Minnesota Fund’s Class A shares.

Fees and Expenses	Minnesota Fund Class B	Acquiring Fund Class B	Acquiring Fund Class B (pro forma, Minnesota Fund Reorganization only)	Acquiring Fund Class B (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)

price or redemption price)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.36%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.96%(2)	1.75%	1.75%	1.75%
(1) A contingent deferred sales charge is imposed on all redemptions of Class B shares made within 6 years after the date of purchase.  The contingent deferred sales charge declines over the 6 year period.  The contingent deferred sales charge on redemptions of Class B shares within the first two years after the date of purchase is 4%, the third or fourth year is 3%, the fifth year is 2% and the sixth year is 1%. Class B shares automatically convert to Class A shares after eight years.
(2) FIMCO voluntarily waives advisory fees payable by the Minnesota Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the
Minnesota Fund by 0.10% (annualized) for Class B shares resulting in net annual fund operating expenses of 1.86% for the Minnesota Fund’s Class B shares.

Fees and Expenses	Minnesota Fund Advisor Class	Acquiring Fund Advisor Class	Acquiring Fund Advisor Class (pro forma, Minnesota Fund Reorganization only)	Acquiring Fund Advisor Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.34%	0.24%	0.24%	0.23%
Total Annual Fund Operating Expenses	0.94%(1)	0.79%	0.79%	0.78%
(1) FIMCO voluntarily waives advisory fees payable by the Minnesota Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Minnesota Fund by 0.10% (annualized) for Advisor Class shares resulting in net annual fund operating expenses of 0.84% for the Minnesota Fund’s Advisor Class shares.

Fees and Expenses	Minnesota Fund Institutional Class	Acquiring Fund Institutional Class	Acquiring Fund Institutional Class (pro forma, Minnesota Fund Reorganization only)	Acquiring Fund Institutional Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.27%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.87%(1)	0.70%	0.70%	0.70%
(1) FIMCO voluntarily waives advisory fees payable by the Minnesota Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Minnesota Fund by 0.10% (annualized) for Institutional Class shares resulting in net annual fund operating expenses of 0.77% for the Minnesota Fund’s Institutional Class shares.
Example of Fund Expenses
This Example is intended to help you compare costs between the Minnesota Fund and the Acquiring Fund and the pro forma costs for the Acquiring Fund after giving effect to the Reorganizations.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, and reflects conversion of Class B to Class A after eight years. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Year 1	Year 3	Year 5	Year 10
Minnesota Fund
Class A shares	$514	$757	$1,018	$1,764
Class B shares	$599	$915	$1,257	$2,081
Advisor Class shares	$96	$300	$520	$1,155
Institutional Class shares	$89	$278	$482	$1,073
Acquiring Fund
Class A shares	$501	$715	$946	$1,609
Class B shares	$578	$851	$1,149	$1,872
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After Minnesota Fund Reorganization)
Class A shares	$500	$712	$941	$1,598
Class B shares	$578	$851	$1,149	$1,870
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After All Reorganizations)
Class A shares	$498	$706	$930	$1,576
Class B shares	$578	$851	$1,149	$1,864
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871

You would pay the following expenses on Class B shares if you did not redeem your shares:

	Year 1	Year 3	Year 5	Year 10
Minnesota Fund
Class B shares	$199	$615	$1,057	$2,081
Acquiring Fund
Class B shares	$178	$551	$949	$1,872
Pro forma Acquiring Fund (After Minnesota Fund Reorganization)
Class B shares	$178	$551	$949	$1,870
Pro forma Acquiring Fund (After All Reorganizations)
Class B shares	$178	$551	$949	$1,864
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the most recent fiscal year, the Minnesota Fund’s portfolio turnover rate was 34% of the average value of its portfolio and the Acquiring Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers
The Target Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of the state identified in the Target Fund’s name.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  The Target Fund has the same principal investment strategies, investment adviser and portfolio managers as each other Target Fund.  For a comparison of the Target Funds’ and the Acquiring Fund’s investment objectives, policies, strategies, advisers and portfolio managers, see “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” below.
Comparison of Principal Risks
The Target Fund has the same principal investment risks as each other Target Fund.  Each Target Fund and the Acquiring Fund are subject to most of the same principal investment risks, but the Acquiring Fund is subject to High Portfolio Turnover and Frequent Trading Risk and High Yield Securities Risk, which the Target Funds are not, and the Target Funds are subject to Concentration Risk, which the Acquiring Fund is not.  For a comparison of the Target Funds’ and the Acquiring Fund’s principal risks, see “All Proposals:  Comparison of Principal Risks” below.
Comparison of Investment Policies
If the Reorganization occurs, as a shareholder, you will be subject to the fundamental investment policies of the Acquiring Fund.  A “fundamental” investment policy is one that may not be changed without a shareholder vote.  The fundamental investment policies for the Target Funds and the Acquiring Fund are virtually identical.  For a comparison of each Fund’s fundamental investment policies, see “All Proposals:  Comparison of Investment Policies” below.
Comparative Performance Information
The following bar charts and tables provide some indication of the risks of investing in the Minnesota Fund and the Acquiring Fund.

The bar chart below shows changes in the Minnesota Fund’s performance from year to year for Class A shares.  The table shows how the Minnesota Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Minnesota Fund’s past performance (before and after taxes) is not necessarily an indication of how the Minnesota Fund will perform in the future. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Minnesota Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

0.53%	10.16%	0.63%	10.74%	6.63%	(3.07)%	7.20%	1.93%	0.11%	2.97%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
5.68% (September 30, 2009)	(4.85)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.64)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-1.17%	0.94%	3.27%	--
(Return After Taxes on Distributions)	-1.17%	0.94%	3.27%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	0.75%	1.32%	3.24%	--
Class B Shares (Return Before Taxes)	-1.81%	0.65%	3.08%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	3.23%	--	--	1.83%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	3.19%	--	--	1.86%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Minnesota Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Minnesota Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Minnesota Fund shares at the end of the measurement period.

The bar chart below shows changes in the Acquiring Fund’s performance from year to year for Class A shares.  The table shows how the Acquiring Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Acquiring Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future. Prior to January 31, 2018, Green Square did not serve as a subadviser to the Acquiring Fund. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Acquiring Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(0.98)%	14.02%	0.67%	11.76%	8.92%	(4.97)%	11.46%	3.08%	0.13%	3.91%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
7.82% (September 30, 2009)	(6.04)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.97)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-0.26%	1.74%	4.20%	--
(Return After Taxes on Distributions)	-0.26%	1.74%	4.19%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	1.41%	1.91%	4.01%	--
Class B Shares (Return Before Taxes)	-0.82%	1.47%	4.02%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.09%	--	--	2.47%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.18%	--	--	2.59%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Acquiring Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Acquiring Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Acquiring Fund shares at the end of the measurement period.

Capitalization

The following table shows the capitalization of the Minnesota Fund and the Acquiring Fund as of June 30, 2018 and of the Acquiring Fund on a pro forma combined basis as of that date, both after giving effect to the Minnesota Reorganization only and after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the table below.  The table is for informational purposes only.  The capitalization of the Funds is likely to be different on the Closing Date due to purchase and redemption activity in the Funds.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Minnesota Fund – Class A	$19,325,721	$11.64	1,660,254
Acquiring Fund – Class A	$269,090,360	$16.14	16,675,523
Adjustments (a)	($13,697)	----	(463,488)
Pro forma Acquiring Fund – Class A (After Minnesota Fund Reorganization)	$288,402,384	$16.14	17,872,289
Pro forma Acquiring Fund – Class A (After All Reorganizations)	$485,111,694	$16.14	30,062,360

Minnesota Fund – Class B	$15,835	$11.58	1,367
Acquiring Fund – Class B	$1,177,654	$16.06	73,335
Adjustments (a)	($11)	----	(382)
Pro forma Acquiring Fund – Class B (After Minnesota Fund Reorganization)	$1,193,478	$16.06	74,320
Pro forma Acquiring Fund – Class B (After All Reorganizations)	$1,826,816	$16.06	113,759

Minnesota Fund – Advisor Class	$697,450	$11.65	59,885
Acquiring Fund – Advisor Class	$16,509,002	$16.17	1,021,075
Adjustments (a)	($494)	----	(16,778)
Pro forma Acquiring Fund – Advisor Class (After Minnesota Fund Reorganization)	$17,205,957	$16.17	1,064,182
Pro forma Acquiring Fund – Advisor Class (After All Reorganizations)	$25,812,125	$16.17	1,596,469

Minnesota Fund – Institutional Class	$6,301	$11.65	541
Acquiring Fund – Institutional Class	$6,365	$16.14	394
Adjustments (a)	($4)	----	(151)
Pro forma Acquiring Fund – Institutional Class (After Minnesota Fund Reorganization)	$12,662	$16.14	784
Pro forma Acquiring Fund – Institutional Class (After All Reorganizations)	$57,018	$16.14	3,533

Minnesota Fund – All Classes	$20,045,307	----	1,722,047
Acquiring Fund – All Classes	$286,783,381	----	17,770,327

Adjustments (a)	($14,206)	----	(480,799)
Pro forma Acquiring Fund – All Classes (After Minnesota Fund Reorganization)	$306,814,481	----	19,011,575
Pro forma Acquiring Fund – All Classes (After All Reorganizations)	$512,807,653	----	31,776,121
(a) Adjustments to reflect the exchange of shares outstanding from the Minnesota Fund to the Acquiring Fund and the costs of the Reorganization to be allocated to the Minnesota Fund.

PROPOSAL 5:
APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT NORTH CAROLINA FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS

Considerations Regarding the Reorganization
Please note the following information relevant to the Reorganization:

•
Although both the North Carolina Fund and the Acquiring Fund seek a high level of interest income that is exempt from federal income tax, the North Carolina Fund and the Acquiring Fund have somewhat different investment objectives and strategies.  As its investment objective, the North Carolina Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of North Carolina.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  Thus, the primary differences between the investment objective of the North Carolina Fund and the Acquiring Fund are that (1) the North Carolina Fund additionally seeks income that is exempt from state income tax for individual residents of North Carolina and (2) the Acquiring Fund has a secondary objective of total return.  Because the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of the state of North Carolina, shareholders of the North Carolina Fund, as shareholders of the Acquiring Fund after the Reorganization, will only be able to exclude from North Carolina income tax the percentage of the Acquiring Fund’s dividends that represents the part of its interest income attributable to municipal securities of the state of North Carolina.  As its principal investment strategy the North Carolina Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable North Carolina income tax for individual residents of North Carolina.  However, the North Carolina Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and North Carolina state income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  Such securities include obligations issued by municipalities and other authorities in North Carolina and U.S. possessions and territories, such as Puerto Rico. As its principal investment strategy the Acquiring Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, and is not a Tax Preference Item. However, the Acquiring Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. The Acquiring Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories.  The North Carolina Fund generally invests only in investment grade municipal securities while the Acquiring Fund primarily invests in investment grade municipal securities, but also, to a lesser extent, may invest in high yield, below investment grade municipal bonds, also known as “high yield” or “junk bonds.”  In seeking total return, the Acquiring Fund engages in active trading to take advantage of relative value opportunities in the municipal bond market, and, as a result, may engage at times in short-term trading, which is not a part of the principal investment strategies of the North Carolina Fund.  These differences between the North Carolina Fund’s and Acquiring Fund’s investment strategies result in different risk profiles for the Funds, with the Acquiring Fund having exposure to high yield securities risk and high portfolio turnover and frequent trading risk, which are not principal risks of the Target Funds, and the North Carolina Fund having exposure to concentration risk, which is not a principal risk of the Acquiring Fund. The Acquiring Fund will continue to pursue its current investment objectives and investment strategy after the Reorganizations. See “All Proposals: Comparison of Investment Objectives, Policies, Strategies, Advisers, and Portfolio Managers” and “All Proposals: Comparison of Principal Risks” below for further information.

•
FIMCO is each Fund’s investment adviser.  The North Carolina Fund does not have a subadviser.  Green Square Asset Management, LLC (“Green Square”) serves as the investment subadviser for the portion of the Acquiring Fund’s portfolio invested in high-yield municipal bonds.  After the Reorganization, the same portfolio management team that manages the North Carolina Fund and the Acquiring Fund will continue to manage the Acquiring Fund, and the same portfolio managers at Green Square who manage the portion of the Acquiring Fund allocated to Green Square will continue to manage that portion of the Acquiring Fund.  See “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” and “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The North Carolina Fund and the Acquiring Fund use the same principal underwriter, transfer agent, and custodian.  The Acquiring Fund will continue to retain its current service providers after the Reorganization.  See “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Class A and Class B shares of the Acquiring Fund have outperformed the corresponding class of shares of the North Carolina Fund for the one-year, five-year, and ten-year periods ended December 31, 2017, and the Advisor Class and Institutional Class shares of the Acquiring Fund have outperformed the corresponding class of shares of the North Carolina Fund for the one-year period ended December 31, 2017 and since inception of the Advisor Class and Institutional Class shares in May 2013.  No assurances may be given that the combined Fund will achieve any level of performance after the Reorganization.

•
The contractual advisory fee rates for the North Carolina Fund are higher than the contractual advisory fee rates for the Acquiring Fund at the same asset levels.  However, as of June 30, 2018, the effective advisory fee rate for the Acquiring Fund was 0.55% per annum, whereas as of the same date, the effective advisory fee rate for the North Carolina Fund was 0.50% per annum, as a result of FIMCO’s voluntary advisory fee waiver.  This voluntary fee waiver can be terminated by FIMCO at any time in its discretion.

•
Without taking into account the voluntary fee waiver by FIMCO of the North Carolina Fund’s advisory fee, the difference in the total annual fund operating expense ratios of the classes of shares of the Acquiring Fund compared to those of the North Carolina Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.08% lower than North Carolina Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.04% lower than North Carolina Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.12% lower than North Carolina Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.11% lower than North Carolina Fund’s Institutional Class shares expense ratio.  Taking into account the voluntary fee waiver for the North Carolina Fund, the difference in the total annual fund operating expense ratios for the classes of shares of the Acquiring Fund compared to those of the North Carolina Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.02% higher than North Carolina Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.06% higher than North Carolina Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.02% lower than North Carolina Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.01% lower than North Carolina Fund’s Institutional Class shares expense ratio.  After giving effect to the North Carolina

Fund Reorganization, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B, Advisor Class and Institutional Class shares, and are expected to decrease slightly for Class A shares. Furthermore, after giving effect to all of the Reorganizations, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares.

•
The initial sales charge for Class A shares of the North Carolina Fund and the Acquiring Fund is 4.00%.  While the initial sales charge will not apply to Class A shares you receive in connection with the Reorganization, any purchases you make of Class A shares of the Acquiring Fund after consummation of the Reorganization will be subject to the Acquiring Fund’s initial sales charge.

•
Both Funds charge a contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class A shares purchased without a sales charge.  (If you invest $1,000,000 or more in Class A shares, and do not pay a sales charge, and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances described in Appendix B.  As described further in Appendix B, the CDSC may be waived under certain circumstances.)  Both Funds charge a maximum CDSC of 4% on redemptions of Class B shares.  The CDSC on Class A shares and Class B shares is applied on the same terms for both Funds.  Class A shares of both Funds are subject to Rule 12b-1 fees of 0.30% per annum.  Class B shares of both Funds are subject to Rule 12b-1 fees of 1.00% per annum.  Advisor Class and Institutional Class shares of both Funds do not have a front-end sales charge, CDSC, or Rule 12b-1 fees.

•	The interests of the Funds’ shareholders would not be diluted as a result of the Reorganization.

•
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes.  The Trust expects that neither the North Carolina Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization.  FIMCO has reviewed the Funds’ current portfolio holdings and determined that the North Carolina Fund’s holdings generally are compatible with the Acquiring Fund’s investment objective and policies.  As a result, (1) FIMCO believes that all, or substantially all, of the North Carolina Fund’s assets could be transferred to and held by the Acquiring Fund, and (2) FIMCO does not anticipate selling any significant portion of the assets of the North Carolina Fund in connection with the Reorganization.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.  Sale of the North Carolina Fund’s assets before its Reorganization could result in the North Carolina Fund realizing net capital gains that would have to be distributed to its shareholders before its Reorganization (together with any other undistributed net realized gains and net investment income, as required by the Reorganization Plan).  You will recognize taxable income for federal income tax purposes (unless you hold your shares through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account) if the North Carolina Fund must make such a distribution.  Moreover, the disposition of assets before its Reorganization could result in the North Carolina Fund selling securities at a disadvantageous time and, possibly, realizing net capital losses that otherwise would not have been realized.

•
The costs of the Reorganization, including the costs associated with preparation of the Reorganization Plan and Proxy Statement, printing and distribution of the Proxy Statement, proxy solicitation costs, and legal and accounting fees and disbursements in connection with the Reorganization, will be borne by the Target Funds.  The Target Funds will split the costs of the Reorganizations evenly, except that the North Carolina Fund will bear the costs of printing and mailing the Proxy Statement to its shareholders and its proxy solicitation costs, as well as brokerage or similar expenses, if any.  Each Target Fund, including the North Carolina Fund, will bear its share of the Reorganization expenses, regardless of whether North Carolina Fund shareholders approve the Reorganization Plan with respect to the North Carolina Fund.

•
The North Carolina Fund at June 30, 2018 had assets of $28.7 million.  In FIMCO’s estimation, the Fund has limited prospects for attracting significant new assets.  Therefore, FIMCO believes that the only likely alternative to the Reorganization is the liquidation of the North Carolina Fund, which could result in adverse tax consequences to its shareholders.

Comparative Fee and Expense Tables
The following tables describe the fees and expenses of each class of shares of the North Carolina Fund and the Acquiring Fund and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the North Carolina Fund Reorganization, as well as the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the tables below.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” in Appendix B of this Proxy Statement and in the SAI.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them.  Such commissions are not reflected in the tables or the “Example of Fund Expenses” below.  Expenses for the North Carolina Fund and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for each class of shares of the Acquiring Fund assume that the Reorganizations had been in effect for the period ended June 30, 2018.
Fees and Expenses	North Carolina Fund Class A	Acquiring Fund Class A	Acquiring Fund Class A (pro forma, North Carolina Fund Reorganization only)	Acquiring Fund Class A (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.21%	0.18%	0.16%	0.15%
Total Annual Fund Operating Expenses	1.11%(2)	1.03%	1.01%	1.00%
(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in Appendix B of this Proxy Statement.  The CDSC is applies on the same terms for both Funds.
(2) FIMCO voluntarily waives advisory fees payable by the North Carolina Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the North Carolina Fund by 0.10% (annualized) for Class A shares resulting in net annual fund operating expenses of 1.01% for the North Carolina Fund’s Class A shares.

Fees and Expenses	North Carolina Class B	Acquiring Fund Class B	Acquiring Fund Class B (pro forma, North Carolina Fund Reorganization only)	Acquiring Fund Class B (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)

price or redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.19%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.79%(2)	1.75%	1.75%	1.75%
(1) A contingent deferred sales charge is imposed on all redemptions of Class B shares made within 6 years after the date of purchase.  The contingent deferred sales charge declines over the 6 year period.  The contingent deferred sales charge on redemptions of Class B shares within the first two years after the date of purchase is 4%, the third or fourth year is 3%, the fifth year is 2% and the sixth year is 1%. Class B shares automatically convert to Class A shares after eight years.
(2) FIMCO voluntarily waives advisory fees payable by the North Carolina Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the North Carolina Fund by 0.10% (annualized) for Class B shares resulting in net annual fund operating expenses of 1.69% for the North Carolina Fund’s Class B shares.

Fees and Expenses	North Carolina Fund Advisor Class	Acquiring Fund Advisor Class	Acquiring Fund Advisor Class (pro forma, North Carolina Fund Reorganization only)	Acquiring Fund Advisor Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.31%	0.24%	0.24%	0.23%
Total Annual Fund Operating Expenses	0.91%(1)	0.79%	0.79%	0.78%
(1) FIMCO voluntarily waives advisory fees payable by the North Carolina Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the North Carolina Fund by 0.10% (annualized) for Advisor Class shares resulting in net annual fund operating expenses of0.81% for the North Carolina Fund’s Advisor Class shares.

Fees and Expenses	North Carolina Fund Institutional Class	Acquiring Fund Institutional Class	Acquiring Fund Institutional Class (pro forma, North Carolina Fund Reorganization only)	Acquiring Fund Institutional Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.21%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.81%(1)	0.70%	0.70%	0.70%
(1) FIMCO voluntarily waives advisory fees payable by the North Carolina Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the North Carolina Fund by 0.10% (annualized) for Institutional Class shares resulting in net annual fund operating expenses of 0.71% for the North Carolina Fund’s Institutional Class shares.
Example of Fund Expenses
This Example is intended to help you compare costs between the North Carolina Fund and the Acquiring Fund and the pro forma costs for the Acquiring Fund after giving effect to the Reorganizations.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, and reflects conversion of Class B to Class A after eight years. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Year 1	Year 3	Year 5	Year 10
North Carolina Fund
Class A shares	$509	$739	$987	$1,698
Class B shares	$582	$863	$1,170	$1,926
Advisor Class shares	$93	$290	$504	$1,120
Institutional Class shares	$83	$259	$450	$1,002
Acquiring Fund
Class A shares	$501	$715	$946	$1,609
Class B shares	$578	$851	$1,149	$1,872
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After North Carolina Fund Reorganization)
Class A shares	$499	$709	$936	$1,587
Class B shares	$578	$851	$1,149	$1,867
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After All Reorganizations)
Class A shares	$498	$706	$930	$1,576
Class B shares	$578	$851	$1,149	$1,864
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871

You would pay the following expenses on Class B shares if you did not redeem your shares:

	Year 1	Year 3	Year 5	Year 10
North Carolina Fund
Class B shares	$182	$563	$970	$1,926
Acquiring Fund
Class B shares	$178	$551	$949	$1,872
Pro forma Acquiring Fund (After North Carolina Fund Reorganization)
Class B shares	$177	$548	$944	$1,859
Pro forma Acquiring Fund (After All Reorganizations)
Class B shares	$178	$551	$949	$1,864
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the most recent fiscal year, the North Carolina Fund’s portfolio turnover rate was 34% of the average value of its portfolio and the Acquiring Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers
The Target Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of the state identified in the Target Fund’s name.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  The Target Fund has the same principal investment strategies, investment adviser and portfolio managers as each other Target Fund.  For a comparison of the Target Funds’ and the Acquiring Fund’s investment objectives, policies, strategies, advisers and portfolio managers, see “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” below.
Comparison of Principal Risks
The Target Fund has the same principal investment risks as each other Target Fund.  Each Target Fund and the Acquiring Fund are subject to most of the same principal investment risks, but the Acquiring Fund is subject to High Portfolio Turnover and Frequent Trading Risk and High Yield Securities Risk, which the Target Funds are not, and the Target Funds are subject to Concentration Risk, which the Acquiring Fund is not.  For a comparison of the Target Funds’ and the Acquiring Fund’s principal risks, see “All Proposals:  Comparison of Principal Risks” below.
Comparison of Investment Policies
If the Reorganization occurs, as a shareholder, you will be subject to the fundamental investment policies of the Acquiring Fund.  A “fundamental” investment policy is one that may not be changed without a shareholder vote.  The fundamental investment policies for the Target Funds and the Acquiring Fund are virtually identical.  For a comparison of each Fund’s fundamental investment policies, see “All Proposals:  Comparison of Investment Policies” below.
Comparative Performance Information
The following bar charts and tables provide some indication of the risks of investing in the North Carolina Fund and the Acquiring Fund.

The bar chart below shows changes in the North Carolina Fund’s performance from year to year for Class A shares.  The table shows how the North Carolina Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The North Carolina Fund’s past performance (before and after taxes) is not necessarily an indication of how the North Carolina Fund will perform in the future. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

North Carolina Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(0.67)%	12.28%	0.74%	11.08%	6.63%	(4.30)%	8.22%	2.42%	(0.20)%	3.16%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
7.98% (September 30, 2009)	(5.76)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.66)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-0.97%	0.95%	3.38%	--
(Return After Taxes on Distributions)	-0.97%	0.95%	3.38%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	0.86%	1.37%	3.39%	--
Class B Shares (Return Before Taxes)	-1.55%	0.66%	3.22%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	3.47%	--	--	1.89%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	3.49%	--	--	1.85%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their North Carolina Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of North Carolina Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of North Carolina Fund shares at the end of the measurement period.

The bar chart below shows changes in the Acquiring Fund’s performance from year to year for Class A shares.  The table shows how the Acquiring Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Acquiring Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future. Prior to January 31, 2018, Green Square did not serve as a subadviser to the Acquiring Fund. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Acquiring Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(0.98)%	14.02%	0.67%	11.76%	8.92%	(4.97)%	11.46%	3.08%	0.13%	3.91%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
7.82% (September 30, 2009)	(6.04)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.97)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-0.26%	1.74%	4.20%	--
(Return After Taxes on Distributions)	-0.26%	1.74%	4.19%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	1.41%	1.91%	4.01%	--
Class B Shares (Return Before Taxes)	-0.82%	1.47%	4.02%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.09%	--	--	2.47%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.18%	--	--	2.59%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Acquiring Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Acquiring Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Acquiring Fund shares at the end of the measurement period.

Capitalization

The following table shows the capitalization of the North Carolina Fund and the Acquiring Fund as of June 30, 2018 and of the Acquiring Fund on a pro forma combined basis as of that date, both after giving effect to the North Carolina Reorganization only and after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the table below.  The table is for informational purposes only.  The capitalization of the Funds is likely to be different on the Closing Date due to purchase and redemption activity in the Funds.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
North Carolina Fund – Class A	$24,630,996	$12.87	1,914,324
Acquiring Fund – Class A	$269,090,360	$16.14	16,675,523
Adjustments (a)	($16,528)	----	(388,966)
Pro forma Acquiring Fund – Class A (After North Carolina Fund Reorganization)	$293,704,828	$16.14	18,200,881
Pro forma Acquiring Fund – Class A (After All Reorganizations)	$485,111,694	$16.14	30,062,360

North Carolina Fund – Class B	$22,504	$12.82	1,755
Acquiring Fund – Class B	$1,177,654	$16.06	73,335
Adjustments (a)	($15)	----	(355)
Pro forma Acquiring Fund – Class B (After North Carolina Fund Reorganization)	$1,200,143	$16.06	74,735
Pro forma Acquiring Fund – Class B (After All Reorganizations)	$1,826,816	$16.06	113,759

North Carolina Fund – Advisor Class	$4,043,097	$12.89	313,544
Acquiring Fund – Advisor Class	$16,509,002	$16.17	1,021,075
Adjustments (a)	($2,713)	----	(63,648)
Pro forma Acquiring Fund – Advisor Class (After North Carolina Fund Reorganization)	$20,549,386	$16.17	1,270,971
Pro forma Acquiring Fund – Advisor Class (After All Reorganizations)	$25,812,125	$16.17	1,596,469

North Carolina Fund – Institutional Class	$6,275	$12.85	488
Acquiring Fund – Institutional Class	$6,365	$16.14	394
Adjustments (a)	($4)	----	(100)
Pro forma Acquiring Fund – Institutional Class (After North Carolina Fund Reorganization)	$12,636	$16.14	782
Pro forma Acquiring Fund – Institutional Class (After All Reorganizations)	$57,018	$16.14	3,533

North Carolina Fund – All Classes	$28,702,872	----	2,230,111
Acquiring Fund – All Classes	$286,783,381	----	17,770,327

Adjustments (a)	($19,260)	----	(453,069)
Pro forma Acquiring Fund – All Classes (After North Carolina Fund Reorganization)	$315,466,993	----	19,547,369
Pro forma Acquiring Fund – All Classes (After All Reorganizations)	$512,807,653	----	31,776,121

(a) Adjustments to reflect the exchange of shares outstanding from the North Carolina Fund to the Acquiring Fund and the costs of the Reorganization to be allocated to the North Carolina Fund.

PROPOSAL 6:	APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT OHIO FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS

Considerations Regarding the Reorganization
Please note the following information relevant to the Reorganization:

•
Although both the Ohio Fund and the Acquiring Fund seek a high level of interest income that is exempt from federal income tax, the Ohio Fund and the Acquiring Fund have somewhat different investment objectives and strategies.  As its investment objective, the Ohio Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of Ohio.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  Thus, the primary differences between the investment objective of the Ohio Fund and the Acquiring Fund are that (1) the Ohio Fund additionally seeks income that is exempt from state income tax for individual residents of Ohio and (2) the Acquiring Fund has a secondary objective of total return.  Because the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of the state of Ohio, shareholders of the Ohio Fund, as shareholders of the Acquiring Fund after the Reorganization, will only be able to exclude from Ohio income tax the percentage of the Acquiring Fund’s dividends that represents the part of its interest income attributable to municipal securities of the state of Ohio.  As its principal investment strategy the Ohio Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable Ohio income tax for individual residents of Ohio.  However, the Ohio Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and Ohio state income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  Such securities include obligations issued by municipalities and other authorities in Ohio and U.S. possessions and territories, such as Puerto Rico. As its principal investment strategy the Acquiring Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, and is not a Tax Preference Item. However, the Acquiring Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. The Acquiring Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories.  The Ohio Fund generally invests only in investment grade municipal securities while the Acquiring Fund primarily invests in investment grade municipal securities, but also, to a lesser extent, may invest in high yield, below investment grade municipal bonds, also known as “high yield” or “junk bonds.”  In seeking total return, the Acquiring Fund engages in active trading to take advantage of relative value opportunities in the municipal bond market, and, as a result, may engage at times in short-term trading, which is not a part of the principal investment strategies of the Ohio Fund.  These differences between the Ohio Fund’s and Acquiring Fund’s investment strategies result in different risk profiles for the Funds, with the Acquiring Fund having exposure to high yield securities risk and high portfolio turnover and frequent trading risk, which are not principal risks of the Target Funds, and the Ohio Fund having exposure to concentration risk, which is not a principal risk of the Acquiring Fund. The Acquiring Fund will continue to pursue its current investment objectives and investment strategy after the Reorganizations. See “All Proposals: Comparison of Investment Objectives, Policies, Strategies, Advisers, and Portfolio Managers” and “All Proposals: Comparison of Principal Risks” below for further information.

•
FIMCO is each Fund’s investment adviser.  The Ohio Fund does not have a subadviser.  Green Square Asset Management, LLC (“Green Square”) serves as the investment subadviser for the portion of the Acquiring Fund’s portfolio invested in high-yield municipal bonds.  After the Reorganization, the same portfolio management team that manages the Ohio Fund and the Acquiring Fund will continue to manage the Acquiring Fund, and the same portfolio managers at Green Square who manage the portion of the Acquiring Fund allocated to Green Square will continue to manage that portion of the Acquiring Fund.  See “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” and “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Ohio Fund and the Acquiring Fund use the same principal underwriter, transfer agent, and custodian.  The Acquiring Fund will continue to retain its current service providers after the Reorganization.  See “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Class A and Class B shares of the Acquiring Fund have outperformed the corresponding class of shares of the Ohio Fund for the one-year, five-year, and ten-year periods ended December 31, 2017, and the Advisor Class and Institutional Class shares of the Acquiring Fund have outperformed the corresponding class of shares of the Ohio Fund for the one-year period ended December 31, 2017 and since inception of the Advisor Class and Institutional Class shares in May 2013.  No assurances may be given that the combined Fund will achieve any level of performance after the Reorganization.

•
The contractual advisory fee rates for the Ohio Fund are higher than the contractual advisory fee rates for the Acquiring Fund at the same asset levels.  However, as of June 30, 2018, the effective advisory fee rate for the Acquiring Fund was 0.55% per annum, whereas as of the same date, the effective advisory fee rate for the Ohio Fund was 0.50% per annum, as a result of FIMCO’s voluntary advisor fee waiver.  This voluntary fee waiver can be terminated by FIMCO at any time in its discretion.

•
Without taking into account the voluntary fee waiver by FIMCO of the Ohio Fund’s advisory fee, the difference in the total annual fund operating expense ratios of the classes of shares of the Acquiring Fund compared to those of the Ohio Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.11% lower than Ohio Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.39% lower than Ohio Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.35% lower than Ohio Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.18% lower than Ohio Fund’s Institutional Class shares expense ratio. Taking into account the voluntary fee waiver for the Ohio Fund, the difference in the total annual fund operating expense ratios for the classes of shares of the Acquiring Fund compared to those of the Ohio Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.01% lower than Ohio Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.29% lower than Ohio Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.25% lower than Ohio Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.08% lower than Ohio Fund’s Institutional Class shares expense ratio.  After giving effect to the Ohio Fund Reorganization, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B, Advisor Class and Institutional Class shares, and are expected to decrease slightly for Class A shares.  Furthermore, after giving effect to all of the Reorganizations, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares.

•
The initial sales charge for Class A shares of the Ohio Fund and the Acquiring Fund is 4.00%.  While the initial sales charge will not apply to Class A shares you receive in connection with the Reorganization, any purchases you make of Class A shares of the Acquiring Fund after consummation of the Reorganization will be subject to the Acquiring Fund’s initial sales charge.

•
Both Funds charge a contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class A shares purchased without a sales charge.  (If you invest $1,000,000 or more in Class A shares, and do not pay a sales charge, and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances described in Appendix B.  As described further in Appendix B, the CDSC may be waived under certain circumstances.)  Both Funds charge a maximum CDSC of 4% on redemptions of Class B shares.  The CDSC on Class A shares and Class B shares is applied on the same terms for both Funds.  Class A shares of both Funds are subject to Rule 12b-1 fees of 0.30% per annum.  Class B shares of both Funds are subject to Rule 12b-1 fees of 1.00% per annum.  Advisor Class and Institutional Class shares of both Funds do not have a front-end sales charge, CDSC, or Rule 12b-1 fees.

•	The interests of the Funds’ shareholders would not be diluted as a result of the Reorganization.

•
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes.  The Trust expects that neither the Ohio Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization.  FIMCO has reviewed the Funds’ current portfolio holdings and determined that the Ohio Fund’s holdings generally are compatible with the Acquiring Fund’s investment objective and policies.  As a result, (1) FIMCO believes that all, or substantially all, of the Ohio Fund’s assets could be transferred to and held by the Acquiring Fund, and (2) FIMCO does not anticipate selling any significant portion of the assets of the Ohio Fund in connection with the Reorganization.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.  Sale of the Ohio Fund’s assets before its Reorganization could result in the Ohio Fund realizing net capital gains that would have to be distributed to its shareholders before its Reorganization (together with any other undistributed net realized gains and net investment income, as required by the Reorganization Plan).  You will recognize taxable income for federal income tax purposes (unless you hold your shares through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account) if the Ohio Fund must make such a distribution.  Moreover, the disposition of assets before its Reorganization could result in the Ohio Fund selling securities at a disadvantageous time and, possibly, realizing net capital losses that otherwise would not have been realized.

•
The costs of the Reorganization, including the costs associated with preparation of the Reorganization Plan and Proxy Statement, printing and distribution of the Proxy Statement, proxy solicitation costs, and legal and accounting fees and disbursements in connection with the Reorganization, will be borne by the Target Funds.  The Target Funds will split the costs of the Reorganizations evenly, except that the Ohio Fund will bear the costs of printing and mailing the Proxy Statement to its shareholders and its proxy solicitation costs, as well as brokerage or similar expenses, if any.  Each Target Fund, including the Ohio Fund, will bear its share of the Reorganization expenses, regardless of whether Ohio Fund shareholders approve the Reorganization Plan with respect to the Ohio Fund.

•
The Ohio Fund at June 30, 2018 had assets of $20.8 million.  In FIMCO’s estimation, the Fund has limited prospects for attracting significant new assets.  Therefore, FIMCO believes that the only likely alternative to the Reorganization is the liquidation of the Ohio Fund, which could result in adverse tax consequences to its shareholders.

Comparative Fee and Expense Tables
The following tables describe the fees and expenses of each class of shares of the Ohio Fund and the Acquiring Fund and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the Ohio Fund Reorganization, as well as the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the tables below.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” in Appendix B of this Proxy Statement and in the SAI.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them.  Such commissions are not reflected in the tables or the “Example of Fund Expenses” below.  Expenses for the Ohio Fund and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for each class of shares of the Acquiring Fund assume that the Reorganizations had been in effect for the period ended June 30, 2018.
Fees and Expenses	Ohio Fund Class A	Acquiring Fund Class A	Acquiring Fund Class A (pro forma, Ohio Fund Reorganization only)	Acquiring Fund Class A (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.24%	0.18%	0.16%	0.15%
Total Annual Fund Operating Expenses	1.14%(2)	1.03%	1.01%	1.00%
(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in Appendix B of this Proxy Statement.  The CDSC is applies on the same terms for both Funds.
(2) FIMCO voluntarily waives advisory fees payable by the Ohio Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Ohio Fund by 0.10% (annualized) for Class A shares resulting in net annual fund operating expenses of 1.04% for the Ohio Fund’s Class A shares.

Fees and Expenses	Ohio Fund Class B	Acquiring Fund Class B	Acquiring Fund Class B (pro forma, Ohio Fund Reorganization only)	Acquiring Fund Class B (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%

Other Expenses	0.54%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	2.14%(2)	1.75%	1.75%	1.75%
(1) A contingent deferred sales charge is imposed on all redemptions of Class B shares made within 6 years after the date of purchase.  The contingent deferred sales charge declines over the 6 year period.  The contingent deferred sales charge on redemptions of Class B shares within the first two years after the date of purchase is 4%, the third or fourth year is 3%, the fifth year is 2% and the sixth year is 1%. Class B shares automatically convert to Class A shares after eight years.
(2) FIMCO voluntarily waives advisory fees payable by the Ohio Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Ohio Fund by 0.10% (annualized) for Class B shares resulting in net annual fund operating expenses of 2.04% for the Ohio Fund’s Class B shares.

Fees and Expenses	Ohio Fund Advisor Class	Acquiring Fund Advisor Class	Acquiring Fund Advisor Class (pro forma, Ohio Fund Reorganization only)	Acquiring Fund Advisor Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.54%	0.24%	0.24%	0.23%
Total Annual Fund Operating Expenses	1.14%(1)	0.79%	0.79%	0.78%
(1) FIMCO voluntarily waives advisory fees payable by the Ohio Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Ohio Fund by 0.10% (annualized) for Advisor Class shares resulting in net annual fund operating expenses of 1.04% for the Ohio Fund’s Advisor Class shares.

Fees and Expenses	Ohio Fund Institutional Class	Acquiring Fund Institutional Class	Acquiring Fund Institutional Class (pro forma, Ohio Fund Reorganization only)	Acquiring Fund Institutional Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.28%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.88%(1)	0.70%	0.70%	0.70%
(1) FIMCO voluntarily waives advisory fees payable by the Ohio Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Ohio Fund by 0.10% (annualized) for Institutional Class shares resulting in net annual fund operating expenses of 0.78% for the Ohio Fund’s Institutional Class shares.

Example of Fund Expenses
This Example is intended to help you compare costs between the Ohio Fund and the Acquiring Fund and the pro forma costs for the Acquiring Fund after giving effect to the Reorganizations.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, and reflects conversion of Class B to Class A after eight years. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Year 1	Year 3	Year 5	Year 10
Ohio Fund
Class A shares	$512	$748	$1,003	$1,731
Class B shares	$617	$970	$1,349	$2,217
Advisor Class shares	$116	$362	$628	$1,386
Institutional Class shares	$90	$281	$488	$1,084
Acquiring Fund
Class A shares	$501	$715	$946	$1,609
Class B shares	$578	$851	$1,149	$1,867
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After Ohio Fund Reorganization)
Class A shares	$499	$709	$936	$1,587
Class B shares	$578	$851	$1,149	$1,872
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After All Reorganizations)
Class A shares	$498	$706	$930	$1,576
Class B shares	$578	$851	$1,149	$1,864
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871

You would pay the following expenses on Class B shares if you did not redeem your shares:

	Year 1	Year 3	Year 5	Year 10
Ohio Fund
Class B shares	$217	$670	$1,149	$2,217
Acquiring Fund
Class B shares	$178	$551	$949	$1,872
Pro forma Acquiring Fund (After Ohio Fund Reorganization)
Class B shares	$178	$551	$949	$1,867
Pro forma Acquiring Fund (After All Reorganizations)
Class B shares	$178	$551	$949	$1,864
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the most recent fiscal year, the Ohio Fund’s portfolio turnover rate was 26% of the average value of its portfolio and the Acquiring Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers
The Target Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of the state identified in the Target Fund’s name.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  The Target Fund has the same principal investment strategies, investment adviser and portfolio managers as each other Target Fund.  For a comparison of the Target Funds’ and the Acquiring Fund’s investment objectives, policies, strategies, advisers and portfolio managers, see “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” below.

Comparison of Principal Risks
The Target Fund has the same principal investment risks as each other Target Fund.  Each Target Fund and the Acquiring Fund are subject to most of the same principal investment risks, but the Acquiring Fund is subject to High Portfolio Turnover and Frequent Trading Risk and High Yield Securities Risk, which the Target Funds are not, and the Target Funds are subject to Concentration Risk, which the Acquiring Fund is not.  For a comparison of the Target Funds’ and the Acquiring Fund’s principal risks, see “All Proposals:  Comparison of Principal Risks” below.
Comparison of Investment Policies
If the Reorganization occurs, as a shareholder, you will be subject to the fundamental investment policies of the Acquiring Fund.  A “fundamental” investment policy is one that may not be changed without a shareholder vote.  The fundamental investment policies for the Target Funds and the Acquiring Fund are virtually identical.  For a comparison of each Fund’s fundamental investment policies, see “All Proposals:  Comparison of Investment Policies” below.
Comparative Performance Information
The following bar charts and tables provide some indication of the risks of investing in the Ohio Fund and the Acquiring Fund.

The bar chart below shows changes in the Ohio Fund’s performance from year to year for Class A shares.  The table shows how the Ohio Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Ohio Fund’s past performance (before and after taxes) is not necessarily an indication of how the Ohio Fund will perform in the future. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Ohio Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

0.11%	10.33%	0.84%	9.18%	6.32%	(3.92)%	10.04%	2.39%	0.28%	2.55%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
6.45% (September 30, 2009)	(5.17)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.27)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-1.52%	1.34%	3.29%	--
(Return After Taxes on Distributions)	-1.52%	1.34%	3.28%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	0.72%	1.63%	3.29%	--
Class B Shares (Return Before Taxes)	-2.27%	0.92%	3.05%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	2.59%	--	--	1.61%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	2.85%	--	--	2.19%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Ohio Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Ohio Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Ohio Fund shares at the end of the measurement period.

The bar chart below shows changes in the Acquiring Fund’s performance from year to year for Class A shares.  The table shows how the Acquiring Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Acquiring Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future. Prior to January 31, 2018, Green Square did not serve as a subadviser to the Acquiring Fund. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Acquiring Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(0.98)%	14.02%	0.67%	11.76%	8.92%	(4.97)%	11.46%	3.08%	0.13%	3.91%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
7.82% (September 30, 2009)	(6.04)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.97)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-0.26%	1.74%	4.20%	--
(Return After Taxes on Distributions)	-0.26%	1.74%	4.19%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	1.41%	1.91%	4.01%	--
Class B Shares (Return Before Taxes)	-0.82%	1.47%	4.02%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.09%	--	--	2.47%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.18%	--	--	2.59%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Acquiring Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Acquiring Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Acquiring Fund shares at the end of the measurement period.

Capitalization

The following table shows the capitalization of the Ohio Fund and the Acquiring Fund as of June 30, 2018 and of the Acquiring Fund on a pro forma combined basis as of that date, both after giving effect to the Ohio Reorganization only and after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the table below.  The table is for informational purposes only.  The capitalization of the Funds is likely to be different on the Closing Date due to purchase and redemption activity in the Funds.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Ohio Fund – Class A	$20,811,157	$11.98	1,736,830
Acquiring Fund – Class A	$269,090,360	$16.14	16,675,523
Adjustments (a)	($14,265)	----	(448,047)
Pro forma Acquiring Fund – Class A (After Ohio Fund Reorganization)	$289,887,253	$16.14	17,964,306
Pro forma Acquiring Fund – Class A (After All Reorganizations)	$485,111,694	$16.14	30,062,360

Ohio Fund – Class B	$29,798	$11.98	2,487
Acquiring Fund – Class B	$1,177,654	$16.06	73,335
Adjustments (a)	($20)	----	(632)
Pro forma Acquiring Fund – Class B (After Ohio Fund Reorganization)	$1,207,432	$16.06	75,190
Pro forma Acquiring Fund – Class B (After All Reorganizations)	$1,826,816	$16.06	113,759

Ohio Fund – Advisor Class	$14,292	$11.84	1,207
Acquiring Fund – Advisor Class	$16,509,002	$16.17	1,021,075
Adjustments (a)	($10)	----	(324)
Pro forma Acquiring Fund – Advisor Class (After Ohio Fund Reorganization)	$16,523,284	$16.17	1,021,958
Pro forma Acquiring Fund – Advisor Class (After All Reorganizations)	$25,812,125	$16.17	1,596,469

Ohio Fund – Institutional Class	$6,336	$12.12	523
Acquiring Fund – Institutional Class	$6,365	$16.14	394
Adjustments (a)	($4)	----	(130)
Pro forma Acquiring Fund – Institutional Class (After Ohio Fund Reorganization)	$12,697	$16.14	787
Pro forma Acquiring Fund – Institutional Class (After All Reorganizations)	$57,018	$16.14	3,533

Ohio Fund – All Classes	$20,861,583	----	1,741,047
Acquiring Fund – All Classes	$286,783,381	----	17,770,327

Adjustments (a)	($14,299)	----	(449,135)
Pro forma Acquiring Fund – All Classes (After Ohio Fund Reorganization)	$307,630,666	----	19,062,241
Pro forma Acquiring Fund – All Classes (After All Reorganizations)	$512,807,653	----	31,776,121

(a) Adjustments to reflect the exchange of shares outstanding from the Ohio Fund to the Acquiring Fund and the costs of the Reorganization to be allocated to the Ohio Fund.

PROPOSAL 7:
APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT PENNSYLVANIA FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS

Considerations Regarding the Reorganization
Please note the following information relevant to the Reorganization:

•
Although both the Pennsylvania Fund and the Acquiring Fund seek a high level of interest income that is exempt from federal income tax, the Pennsylvania Fund and the Acquiring Fund have somewhat different investment objectives and strategies.  As its investment objective, the Pennsylvania Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of Pennsylvania.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  Thus, the primary differences between the investment objective of the Pennsylvania Fund and the Acquiring Fund are that (1) the Pennsylvania Fund additionally seeks income that is exempt from state income tax for individual residents of Pennsylvania and (2) the Acquiring Fund has a secondary objective of total return.  Because the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of the state of Pennsylvania, shareholders of the Pennsylvania Fund, as shareholders of the Acquiring Fund after the Reorganization, will only be able to exclude from Pennsylvania income tax the percentage of the Acquiring Fund’s dividends that represents the part of its interest income attributable to municipal securities of the state of Pennsylvania.  As its principal investment strategy the Pennsylvania Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable Pennsylvania income tax for individual residents of Pennsylvania.  However, the Pennsylvania Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and Pennsylvania state income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  Such securities include obligations issued by municipalities and other authorities in Pennsylvania and U.S. possessions and territories, such as Puerto Rico. As its principal investment strategy the Acquiring Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, and is not a Tax Preference Item. However, the Acquiring Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. The Acquiring Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories.  The Pennsylvania Fund generally invests only in investment grade municipal securities while the Acquiring Fund primarily invests in investment grade municipal securities, but also, to a lesser extent, may invest in high yield, below investment grade municipal bonds, also known as “high yield” or “junk bonds.”  In seeking total return, the Acquiring Fund engages in active trading to take advantage of relative value opportunities in the municipal bond market, and, as a result, may engage at times in short-term trading, which is not a part of the principal investment strategies of the Pennsylvania Fund.  These differences between the Pennsylvania Fund’s and Acquiring Fund’s investment strategies result in different risk profiles for the Funds, with the Acquiring Fund having exposure to high yield securities risk and high portfolio turnover and frequent trading risk, which are not principal risks of the Target Funds, and the Pennsylvania Fund having exposure to concentration risk, which is not a principal risk of the Acquiring Fund. The Acquiring Fund will continue to pursue its current investment objectives and investment strategy after the Reorganizations. See “All Proposals: Comparison of Investment Objectives, Policies, Strategies, Advisers, and Portfolio Managers” and “All Proposals: Comparison of Principal Risks” below for further information.

•
FIMCO is each Fund’s investment adviser.  The Pennsylvania Fund does not have a subadviser.  Green Square Asset Management, LLC (“Green Square”) serves as the investment subadviser for the portion of the Acquiring Fund’s portfolio invested in high-yield municipal bonds.  After the Reorganization, the same portfolio management team that manages the Pennsylvania Fund and the Acquiring Fund will continue to manage the Acquiring Fund, and the same portfolio managers at Green Square who manage the portion of the Acquiring Fund allocated to Green Square will continue to manage that portion of the Acquiring Fund.  See “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” and “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Pennsylvania Fund and the Acquiring Fund use the same principal underwriter, transfer agent, and custodian.  The Acquiring Fund will continue to retain its current service providers after the Reorganization.  See “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Class A and Class B shares of the Acquiring Fund have outperformed the corresponding class of shares of the Pennsylvania Fund for the one-year, five-year, and ten-year periods ended December 31, 2017, and the Advisor Class and Institutional Class shares of the Acquiring Fund have outperformed the corresponding class of shares of the Pennsylvania Fund for the one-year period ended December 31, 2017 and since inception of the Advisor Class and Institutional Class shares in May 2013.  No assurances may be given that the combined Fund will achieve any level of performance after the Reorganization.

•
The contractual advisory fee rates for the Pennsylvania Fund are higher than the contractual advisory fee rates for the Acquiring Fund at the same asset levels.  However, as of June 30, 2018, the effective advisory fee rate for the Acquiring Fund was 0.55% per annum, whereas as of the same date, the effective advisory fee rate for the Pennsylvania Fund was 0.50% per annum, as a result of FIMCO’s voluntary advisory fee waiver.  This voluntary fee waiver can be terminated by FIMCO at any time in its discretion.

•
Without taking into account the voluntary fee waiver by FIMCO of the Pennsylvania Fund’s advisory fee, the difference in the total annual fund operating expense ratios of the classes of shares of the Acquiring Fund compared to those of the Pennsylvania Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.04% lower than Pennsylvania Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.13% lower than Pennsylvania Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.03% lower than Pennsylvania Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.05% lower than Pennsylvania Fund’s Institutional Class shares expense ratio. Taking into account the voluntary fee waiver for the Pennsylvania Fund, the difference in the total annual fund operating expense ratios for the classes of shares of the Acquiring Fund compared to those of the Pennsylvania Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.06% higher than Pennsylvania Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.03% lower than Pennsylvania Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.07% higher than Pennsylvania Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.05% higher than Pennsylvania Fund’s Institutional Class shares expense ratio.  After giving effect to the Pennsylvania

Reorganization, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares. Furthermore, after giving effect to all of the Reorganizations, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares.

•
The initial sales charge for Class A shares of the Pennsylvania Fund and the Acquiring Fund is 4.00%.  While the initial sales charge will not apply to Class A shares you receive in connection with the Reorganization, any purchases you make of Class A shares of the Acquiring Fund after consummation of the Reorganization will be subject to the Acquiring Fund’s initial sales charge.

•
Both Funds charge a contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class A shares purchased without a sales charge.  (If you invest $1,000,000 or more in Class A shares, and do not pay a sales charge, and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances described in Appendix B.  As described further in Appendix B, the CDSC may be waived under certain circumstances.)  Both Funds charge a maximum CDSC of 4% on redemptions of Class B shares.  The CDSC on Class A shares and Class B shares is applied on the same terms for both Funds.  Class A shares of both Funds are subject to Rule 12b-1 fees of 0.30% per annum.  Class B shares of both Funds are subject to Rule 12b-1 fees of 1.00% per annum.  Advisor Class and Institutional Class shares of both Funds do not have a front-end sales charge, CDSC, or Rule 12b-1 fees.

•	The interests of the Funds’ shareholders would not be diluted as a result of the Reorganization.

•
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes.  The Trust expects that neither the Pennsylvania Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization.  FIMCO has reviewed the Funds’ current portfolio holdings and determined that the Pennsylvania Fund’s holdings generally are compatible with the Acquiring Fund’s investment objective and policies.  As a result, (1) FIMCO believes that all, or substantially all, of the Pennsylvania Fund’s assets could be transferred to and held by the Acquiring Fund, and (2) FIMCO does not anticipate selling any significant portion of the assets of the Pennsylvania Fund in connection with the Reorganization.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.  Sale of the Pennsylvania Fund’s assets before its Reorganization could result in the Pennsylvania Fund realizing net capital gains that would have to be distributed to its shareholders before its Reorganization (together with any other undistributed net realized gains and net investment income, as required by the Reorganization Plan).  You will recognize taxable income for federal income tax purposes (unless you hold your shares through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account) if the Pennsylvania Fund must make such a distribution.  Moreover, the disposition of assets before its Reorganization could result in the Pennsylvania Fund selling securities at a disadvantageous time and, possibly, realizing net capital losses that otherwise would not have been realized.

•
The costs of the Reorganization, including the costs associated with preparation of the Reorganization Plan and Proxy Statement, printing and distribution of the Proxy Statement, proxy solicitation costs, and legal and accounting fees and disbursements in connection with the Reorganization, will be borne by the Target Funds.  The Target Funds will split the costs of the Reorganizations evenly, except that the Pennsylvania Fund will bear the costs of printing and mailing the Proxy Statement to its shareholders and its proxy solicitation costs, as well as brokerage or similar expenses, if any.  Each Target Fund, including the Pennsylvania Fund, will bear its share of the Reorganization expenses, regardless of whether Pennsylvania Fund shareholders approve the Reorganization Plan with respect to the Pennsylvania Fund.

•
The Pennsylvania Fund at June 30, 2018 had assets of $37.0 million.  In FIMCO’s estimation, the Fund has limited prospects for attracting significant new assets.  Therefore, FIMCO believes that the only likely alternative to the Reorganization is the liquidation of the Pennsylvania Fund, which could result in adverse tax consequences to its shareholders.

Comparative Fee and Expense Tables
The following tables describe the fees and expenses of each class of shares of the Pennsylvania Fund and the Acquiring Fund and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the Pennsylvania Fund Reorganization, as well as the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the tables below.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” in Appendix B of this Proxy Statement and in the SAI.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them.  Such commissions are not reflected in the tables or the “Example of Fund Expenses” below.  Expenses for the Pennsylvania Fund and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for each class of shares of the Acquiring Fund assume that the Reorganizations had been in effect for the period ended June 30, 2018.
Fees and Expenses	Pennsylvania Fund Class A	Acquiring Fund Class A	Acquiring Fund Class A (pro forma, Pennsylvania Fund Reorganization only)	Acquiring Fund Class A (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.17%	0.18%	0.16%	0.15%
Total Annual Fund Operating Expenses	1.07%(2)	1.03%	1.01%	1.00%
(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in Appendix B of this Proxy Statement.  The CDSC is applies on the same terms for both Funds.
(2) FIMCO voluntarily waives advisory fees payable by the Pennsylvania Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Pennsylvania Fund by 0.10% (annualized) for Class A shares resulting in net annual fund operating expenses of 0.97% for the Pennsylvania Fund’s Class A shares.

Fees and Expenses	Pennsylvania Fund Class B	Acquiring Fund Class B	Acquiring Fund Class B (pro forma, Pennsylvania Fund Reorganization only)	Acquiring Fund Class B (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)

price or redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.28%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.88%(2)	1.75%	1.75%	1.75%
(1) A contingent deferred sales charge is imposed on all redemptions of Class B shares made within 6 years after the date of purchase.  The contingent deferred sales charge declines over the 6 year period.  The contingent deferred sales charge on redemptions of Class B shares within the first two years after the date of purchase is 4%, the third or fourth year is 3%, the fifth year is 2% and the sixth year is 1%. Class B shares automatically convert to Class A shares after eight years.
(2) FIMCO voluntarily waives advisory fees payable by the Pennsylvania Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Pennsylvania Fund by 0.10% (annualized) for Class B shares resulting in net annual fund operating expenses of 1.78% for the Pennsylvania Fund’s Class B shares.

Fees and Expenses	Pennsylvania Fund Advisor Class	Acquiring Fund Advisor Class	Acquiring Fund Advisor Class (pro forma, Pennsylvania Fund Reorganization only)	Acquiring Fund Advisor Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.22%	0.24%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.82%(1)	0.79%	0.78%	0.78%
(1) FIMCO voluntarily waives advisory fees payable by the Pennsylvania Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Pennsylvania Fund by 0.10% (annualized) for Advisor Class shares resulting in net annual fund operating expenses of 0.72% for the Pennsylvania Fund’s Advisor Class shares.

Fees and Expenses	Pennsylvania Fund Institutional Class	Acquiring Fund Institutional Class	Acquiring Fund Institutional Class (pro forma, Pennsylvania Fund Reorganization only)	Acquiring Fund Institutional Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.75%(1)	0.70%	0.70%	0.70%
(1) FIMCO voluntarily waives advisory fees payable by the Pennsylvania Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Pennsylvania Fund by 0.10% (annualized) for Institutional Class shares resulting in net annual fund operating expenses of 0.65% for the Pennsylvania Fund’s Institutional Class shares.
Example of Fund Expenses
This Example is intended to help you compare costs between the Pennsylvania Fund and the Acquiring Fund and the pro forma costs for the Acquiring Fund after giving effect to the Reorganizations.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, and reflects conversion of Class B to Class A after eight years. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Year 1	Year 3	Year 5	Year 10
Pennsylvania Fund
Class A shares	$505	$727	$967	$1,653
Class B shares	$591	$891	$1,216	$1,990
Advisor Class shares	$84	$262	$455	$1,014
Institutional Class shares	$77	$240	$417	$930
Acquiring Fund
Class A shares	$501	$715	$946	$1,609
Class B shares	$578	$851	$1,149	$1,872
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After Pennsylvania Fund Reorganization)
Class A shares	$499	$709	$936	$1,587
Class B shares	$578	$851	$1,149	$1,867
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After All Reorganizations)
Class A shares	$498	$706	$930	$1,576
Class B shares	$578	$851	$1,149	$1,864
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871

You would pay the following expenses on Class B shares if you did not redeem your shares:

	Year 1	Year 3	Year 5	Year 10
Pennsylvania Fund
Class B shares	$191	$591	$1,016	$1,990
Acquiring Fund
Class B shares	$178	$551	$949	$1,872
Pro forma Acquiring Fund (After Pennsylvania Fund Reorganization)
Class B shares	$178	$551	$949	$1,867
Pro forma Acquiring Fund (After All Reorganizations)
Class B shares	$178	$551	$949	$1,864
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the most recent fiscal year, the Pennsylvania Fund’s portfolio turnover rate was 25% of the average value of its portfolio and the Acquiring Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers
The Target Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of the state identified in the Target Fund’s name.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  The Target Fund has the same principal investment strategies, investment adviser and portfolio managers as each other Target Fund.  For a comparison of the Target Funds’ and the Acquiring Fund’s investment objectives, policies, strategies, advisers and portfolio managers, see “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” below.
Comparison of Principal Risks
The Target Fund has the same principal investment risks as each other Target Fund.  Each Target Fund and the Acquiring Fund are subject to most of the same principal investment risks, but the Acquiring Fund is subject to High Portfolio Turnover and Frequent Trading Risk and High Yield Securities Risk, which the Target Funds are not, and the Target Funds are subject to Concentration Risk, which the Acquiring Fund is not.  For a comparison of the Target Funds’ and the Acquiring Fund’s principal risks, see “All Proposals:  Comparison of Principal Risks” below.
Comparison of Investment Policies
If the Reorganization occurs, as a shareholder, you will be subject to the fundamental investment policies of the Acquiring Fund.  A “fundamental” investment policy is one that may not be changed without a shareholder vote.  The fundamental investment policies for the Target Funds and the Acquiring Fund are virtually identical.  For a comparison of each Fund’s fundamental investment policies, see “All Proposals:  Comparison of Investment Policies” below.
Comparative Performance Information
The following bar charts and tables provide some indication of the risks of investing in the Pennsylvania Fund and the Acquiring Fund.

The bar chart below shows changes in the Pennsylvania Fund’s performance from year to year for Class A shares.  The table shows how the Pennsylvania Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Pennsylvania Fund’s past performance (before and after taxes) is not necessarily an indication of how the Pennsylvania Fund will perform in the future. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Pennsylvania Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

0.25%	10.50%	1.24%	10.64%	7.56%	(3.77)%	9.65%	2.79%	0.67%	3.28%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
6.20% (September 30, 2009)	(4.57)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.13)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-0.84%	1.61%	3.75%	--
(Return After Taxes on Distributions)	-0.90%	1.60%	3.73%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	1.20%	1.89%	3.70%	--
Class B Shares (Return Before Taxes)	-1.60%	1.24%	3.54%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	3.59%	--	--	2.45%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	3.62%	--	--	2.41%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Pennsylvania Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Pennsylvania Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Pennsylvania Fund shares at the end of the measurement period.

The bar chart below shows changes in the Acquiring Fund’s performance from year to year for Class A shares.  The table shows how the Acquiring Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Acquiring Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future. Prior to January 31, 2018, Green Square did not serve as a subadviser to the Acquiring Fund. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Acquiring Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(0.98)%	14.02%	0.67%	11.76%	8.92%	(4.97)%	11.46%	3.08%	0.13%	3.91%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
7.82% (September 30, 2009)	(6.04)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.97)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-0.26%	1.74%	4.20%	--
(Return After Taxes on Distributions)	-0.26%	1.74%	4.19%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	1.41%	1.91%	4.01%	--
Class B Shares (Return Before Taxes)	-0.82%	1.47%	4.02%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.09%	--	--	2.47%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.18%	--	--	2.59%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Acquiring Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Acquiring Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Acquiring Fund shares at the end of the measurement period.

Capitalization

The following table shows the capitalization of the Pennsylvania Fund and the Acquiring Fund as of June 30, 2018 and of the Acquiring Fund on a pro forma combined basis as of that date, both after giving effect to the Pennsylvania Reorganization only and after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the table below.  The table is for informational purposes only.  The capitalization of the Funds is likely to be different on the Closing Date due to purchase and redemption activity in the Funds.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Pennsylvania Fund – Class A	$35,727,269	$12.63	2,829,860
Acquiring Fund – Class A	$269,090,360	$16.14	16,675,523
Adjustments (a)	($17,724)	----	(616,940)
Pro forma Acquiring Fund – Class A (After Pennsylvania Fund Reorganization)	$304,799,905	$16.14	18,888,443
Pro forma Acquiring Fund – Class A (After All Reorganizations)	$485,111,694	$16.14	30,062,360

Pennsylvania Fund – Class B	$78,466	$12.51	6,271
Acquiring Fund – Class B	$1,177,654	$16.06	73,335
Adjustments (a)	($39)	----	(1,387)
Pro forma Acquiring Fund – Class B (After Pennsylvania Fund Reorganization)	$1,256,081	$16.06	78,219
Pro forma Acquiring Fund – Class B (After All Reorganizations)	$1,826,816	$16.06	113,759

Pennsylvania Fund – Advisor Class	$1,245,989	$12.65	98,532
Acquiring Fund – Advisor Class	$16,509,002	$16.17	1,021,075
Adjustments (a)	($618)	----	(21,506)
Pro forma Acquiring Fund – Advisor Class (After Pennsylvania Fund Reorganization)	$17,754,373	$16.17	1,098,101
Pro forma Acquiring Fund – Advisor Class (After All Reorganizations)	$25,812,125	$16.17	1,596,469

Pennsylvania Fund – Institutional Class	$6,412	$12.62	508
Acquiring Fund – Institutional Class	$6,365	$16.14	394
Adjustments (a)	($3)	----	(111)
Pro forma Acquiring Fund – Institutional Class (After Pennsylvania Fund Reorganization)	$12,774	$16.14	791
Pro forma Acquiring Fund – Institutional Class (After All Reorganizations)	$57,018	$16.14	3,533

Pennsylvania Fund – All Classes	$37,058,136	----	2,935,171
Acquiring Fund – All Classes	$286,783,381	----	17,770,327

Adjustments (a)	($18,384)	----	(639,944)
Pro forma Acquiring Fund – All Classes (After Pennsylvania Fund Reorganization)	$323,823,133	----	20,065,554
Pro forma Acquiring Fund – All Classes (After All Reorganizations)	$512,807,653	----	31,776,121

(a) Adjustments to reflect the exchange of shares outstanding from the Pennsylvania Fund to the Acquiring Fund and the costs of the Reorganization to be allocated to the Pennsylvania Fund.

PROPOSAL 8:	APPROVAL OF THE REORGANIZATION PLAN TO REORGANIZE THE FIRST INVESTORS TAX EXEMPT VIRGINIA FUND INTO THE FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND, EACH A SERIES OF FIRST INVESTORS TAX EXEMPT FUNDS

Considerations Regarding the Reorganization
Please note the following information relevant to the Reorganization:

•
Although both the Virginia Fund and the Acquiring Fund seek a high level of interest income that is exempt from federal income tax, the Virginia Fund and the Acquiring Fund have somewhat different investment objectives and strategies.  As its investment objective, the Virginia Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of Virginia.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  Thus, the primary differences between the investment objective of the Virginia Fund and the Acquiring Fund are that (1) the Virginia Fund additionally seeks income that is exempt from state income tax for individual residents of Virginia and (2) the Acquiring Fund has a secondary objective of total return.  Because the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of the state of Virginia, shareholders of the Virginia Fund, as shareholders of the Acquiring Fund after the Reorganization, will only be able to exclude from Virginia income tax the percentage of the Acquiring Fund’s dividends that represents the part of its interest income attributable to municipal securities of the state of Virginia. As its principal investment strategy the Virginia Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable Virginia income tax for individual residents of Virginia.  However, the Virginia Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and Virginia state income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  Such securities include obligations issued by municipalities and other authorities in Virginia and U.S. possessions and territories, such as Puerto Rico. As its principal investment strategy the Acquiring Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, and is not a Tax Preference Item. However, the Acquiring Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item. The Acquiring Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories.  The Virginia Fund generally invests only in investment grade municipal securities while the Acquiring Fund primarily invests in investment grade municipal securities, but also, to a lesser extent, may invest in high yield, below investment grade municipal bonds, also known as “high yield” or “junk bonds.”  In seeking total return, the Acquiring Fund engages in active trading to take advantage of relative value opportunities in the municipal bond market, and, as a result, may engage at times in short-term trading, which is not a part of the principal investment strategies of the Virginia Fund.  These differences between the Virginia Fund’s and Acquiring Fund’s investment strategies result in different risk profiles for the Funds, with the Acquiring Fund having exposure to high yield securities risk and high portfolio turnover and frequent trading risk, which are not principal risks of the Target Funds, and the Virginia Fund having exposure to concentration risk, which is not a principal risk of the Acquiring Fund. The Acquiring Fund will continue to pursue its current investment objectives and investment strategy after the Reorganizations. See “All Proposals: Comparison of Investment Objectives, Policies, Strategies, Advisers, and Portfolio Managers” and “All Proposals: Comparison of Principal Risks” below for further information.

•
FIMCO is each Fund’s investment adviser.  The Virginia Fund does not have a subadviser.  Green Square Asset Management, LLC (“Green Square”) serves as the investment subadviser for the portion of the Acquiring Fund’s portfolio invested in high-yield municipal bonds.  After the Reorganization, the same portfolio management team that manages the Virginia Fund and the Acquiring Fund will continue to manage the Acquiring Fund, and the same portfolio managers at
Green Square who manage the portion of the Acquiring Fund allocated to Green Square will continue to manage that portion of the Acquiring Fund.  See “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” and “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Virginia Fund and the Acquiring Fund use the same principal underwriter, transfer agent, and custodian.  The Acquiring Fund will continue to retain its current service providers after the Reorganization.  See “Additional Information about the Acquiring Fund—Service Providers” below for further information.

•
The Class A and Class B shares of the Acquiring Fund have outperformed the corresponding class of shares of the Virginia Fund for the one-year, five-year, and ten-year periods ended December 31, 2017, and the Advisor Class shares of the Acquiring Fund have outperformed the corresponding class of shares of the Virginia Fund for the one-year period ended December 31, 2017 and since inception of the Advisor Class shares in May 2013.  The Institutional Class shares of the Acquiring Fund have underperformed the Institutional Class shares of the Virginia Fund for the one-year period ended December 31, 2017 and have outperformed  the Institutional Class shares of the Virginia Fund for the since inception period of the Institutional Class shares in May 2013.  No assurances may be given that the combined Fund will achieve any level of performance after the Reorganization.

•
The contractual advisory fee rates for the Virginia Fund are higher than the contractual advisory fee rates for the Acquiring Fund at the same asset levels.  However, as of June 30, 2018, the effective advisory fee rate for the Acquiring Fund was 0.55% per annum, whereas as of the same date, the effective advisory fee rate for the Virginia Fund was 0.50% per annum, as a result of FIMCO’s voluntary advisory fee waiver.  This voluntary fee waiver can be terminated by FIMCO at any time in its discretion.

•
Without taking into account the voluntary fee waiver by FIMCO of the Virginia Fund’s advisory fee, the difference in the total annual fund operating expense ratios of the classes of shares of the Acquiring Fund compared to those of the Virginia Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.03% lower than Virginia Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is the same as Virginia Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.06% lower than Virginia Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.03% lower than Virginia Fund’s Institutional Class shares expense ratio. Taking into account the voluntary fee waiver for the Virginia Fund, the difference in the total annual fund operating expense ratios for the classes of shares of the Acquiring Fund compared to those of the Virginia Fund are as follows: Acquiring Fund’s Class A shares expense ratio is 0.07% higher than Virginia Fund’s Class A shares expense ratio; Acquiring Fund’s Class B shares expense ratio is 0.10% higher than Virginia Fund’s Class B shares expense ratio; Acquiring Fund’s Advisor Class shares expense ratio is 0.04% higher than Virginia Fund’s Advisor Class shares expense ratio; and Acquiring Fund’s Institutional Class shares expense ratio is 0.07% higher than Virginia Fund’s

Institutional Advisor Class shares expense ratio. After giving effect to the Virginia Reorganization, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares. Furthermore, after giving effect to all of the Reorganizations, the pro forma total annual fund operating expense ratios of the Acquiring Fund are not expected to change for Class B and Institutional Class shares, and are expected to decrease slightly for Class A and Advisor Class shares.

•
The initial sales charge for Class A shares of the Virginia Fund and the Acquiring Fund is 4.00%.  While the initial sales charge will not apply to Class A shares you receive in connection with the Reorganization, any purchases you make of Class A shares of the Acquiring Fund after consummation of the Reorganization will be subject to the Acquiring Fund’s initial sales charge.

•
Both Funds charge a contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class A shares purchased without a sales charge.  (If you invest $1,000,000 or more in Class A shares, and do not pay a sales charge, and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances described in Appendix B.  As described further in Appendix B, the CDSC may be waived under certain circumstances.)  Both Funds charge a maximum CDSC of 4% on redemptions of Class B shares.  The CDSC on Class A shares and Class B shares is applied on the same terms for both Funds.  Class A shares of both Funds are subject to Rule 12b-1 fees of 0.30% per annum.  Class B shares of both Funds are subject to Rule 12b-1 fees of 1.00% per annum.  Advisor Class and Institutional Class shares of both Funds do not have a front-end sales charge, CDSC, or Rule 12b-1 fees.

•	The interests of the Funds’ shareholders would not be diluted as a result of the Reorganization.

•
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes.  The Trust expects that neither the Virginia Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization.  FIMCO has reviewed the Funds’ current portfolio holdings and determined that the Virginia Fund’s holdings generally are compatible with the Acquiring Fund’s investment objective and policies.  As a result, (1) FIMCO believes that all, or substantially all, of the Virginia Fund’s assets could be transferred to and held by the Acquiring Fund, and (2) FIMCO does not anticipate selling any significant portion of the assets of the Virginia Fund in connection with the Reorganization.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.  Sale of the Virginia Fund’s assets before its Reorganization could result in the Virginia Fund realizing net capital gains that would have to be distributed to its shareholders before its Reorganization (together with any other undistributed net realized gains and net investment income, as required by the Reorganization Plan).  You will recognize taxable income for federal income tax purposes (unless you hold your shares through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account) if the Virginia Fund must make such a distribution.  Moreover, the disposition of assets before its Reorganization could result in the Virginia Fund selling securities at a disadvantageous time and, possibly, realizing net capital losses that otherwise would not have been realized.

•
The costs of the Reorganization, including the costs associated with preparation of the Reorganization Plan and Proxy Statement, printing and distribution of the Proxy Statement, proxy solicitation costs, and legal and accounting fees and disbursements in connection with the Reorganization, will be borne by the Target Funds.  The Target Funds will split the costs of the Reorganizations evenly, except that the Virginia Fund will bear the costs of printing and mailing the Proxy Statement to its shareholders and its proxy solicitation costs, as well as brokerage or similar expenses, if any.  Each Target Fund, including the Virginia Fund, will bear its share of the Reorganization expenses, regardless of whether Virginia Fund shareholders approve the Reorganization Plan with respect to the Virginia Fund.

•
The Virginia Fund at June 30, 2018 had assets of $46.0 million.  In FIMCO’s estimation, the Fund has limited prospects for attracting significant new assets.  Therefore, FIMCO believes that the only likely alternative to the Reorganization is the liquidation of the Virginia Fund, which could result in adverse tax consequences to its shareholders.

Comparative Fee and Expense Tables
The following tables describe the fees and expenses of each class of shares of the Virginia Fund and the Acquiring Fund and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the Virginia Fund Reorganization, as well as the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the tables below.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” in Appendix B of this Proxy Statement and in the SAI.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them.  Such commissions are not reflected in the tables or the “Example of Fund Expenses” below.  Expenses for the Virginia Fund and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for each class of shares of the Acquiring Fund assume that the Reorganizations had been in effect for the period ended June 30, 2018.
Fees and Expenses	Virginia Fund Class A	Acquiring Fund Class A	Acquiring Fund Class A (pro forma, Virginia Fund Reorganization only)	Acquiring Fund Class A (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.16%	0.18%	0.16%	0.15%
Total Annual Fund Operating Expenses	1.06%(2)	1.03%	1.01%	1.00%

(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in Appendix B of this Proxy Statement.  The CDSC is applies on the same terms for both Funds.
(2) FIMCO voluntarily waives advisory fees payable by the Virginia Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Virginia Fund by 0.10% (annualized) for Class A shares resulting in net annual fund operating expenses of 0.96% for the Virginia Fund’s Class A shares.

Fees and Expenses	Virginia Fund Class B	Acquiring Fund Class B	Acquiring Fund Class B (pro forma, Virginia Fund Reorganization only)	Acquiring Fund Class B (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)

price or redemption price)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.15%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.75%(2)	1.75%	1.75%	1.75%

(1) A contingent deferred sales charge is imposed on all redemptions of Class B shares made within 6 years after the date of purchase.  The contingent deferred sales charge declines over the 6 year period.  The contingent deferred sales charge on redemptions of Class B shares within the first two years after the date of purchase is 4%, the third or fourth year is 3%, the fifth year is 2% and the sixth year is 1%. Class B shares automatically convert to Class A shares after eight years.
(2) FIMCO voluntarily waives advisory fees payable by the Virginia Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Virginia Fund by 0.10% (annualized) for Class B shares resulting in net annual fund operating expenses of 1.65% for the Virginia Fund’s Class B shares.

Fees and Expenses	Virginia Fund Advisor Class	Acquiring Fund Advisor Class	Acquiring Fund Advisor Class (pro forma, Virginia Fund Reorganization only)	Acquiring Fund Advisor Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.25%	0.24%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.85%(1)	0.79%	0.78%	0.78%

(1) FIMCO voluntarily waives advisory fees payable by the Virginia Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Virginia Fund by 0.10% (annualized) for Advisor Class shares resulting in net annual fund operating expenses of 0.75% for the Virginia Fund’s Advisor Class shares.

Fees and Expenses	Virginia Fund Institutional Class	Acquiring Fund Institutional Class	Acquiring Fund Institutional Class (pro forma, Virginia Fund Reorganization only)	Acquiring Fund Institutional Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.13%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.73%(1)	0.70%	0.70%	0.70%
(1) FIMCO voluntarily waives advisory fees payable by the Virginia Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Virginia Fund by 0.10% (annualized) for Institutional Class shares resulting in net annual fund operating expenses of 0.63% for the Virginia Fund’s Institutional Class shares.
Example of Fund Expenses
This Example is intended to help you compare costs between the Virginia Fund and the Acquiring Fund and the pro forma costs for the Acquiring Fund after giving effect to the Reorganizations.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods, and reflects conversion of Class B to Class A after eight years. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	Year 1	Year 3	Year 5	Year 10
Virginia Fund
Class A shares	$504	$724	$961	$1,642
Class B shares	$578	$851	$1,149	$1,880
Advisor Class shares	$87	$271	$471	$1,049
Institutional Class shares	$75	$233	$406	$906
Acquiring Fund
Class A shares	$501	$715	$946	$1,609
Class B shares	$578	$851	$1,149	$1,872
Advisor Class shares	$81	$252	$439	$978
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After Virginia Fund Reorganization)
Class A shares	$499	$709	$936	$1,587
Class B shares	$578	$851	$1,149	$1,867
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871
Pro forma Acquiring Fund (After All Reorganizations)
Class A shares	$498	$706	$930	$1,576
Class B shares	$578	$851	$1,149	$1,864
Advisor Class shares	$80	$249	$433	$966
Institutional Class shares	$72	$224	$390	$871

You would pay the following expenses on Class B shares if you did not redeem your shares:

	Year 1	Year 3	Year 5	Year 10
Virginia Fund
Class B shares	$178	$551	$949	$1,880
Acquiring Fund
Class B shares	$178	$551	$949	$1,872
Pro forma Acquiring Fund (After Virginia Fund Reorganization)
Class B shares	$177	$548	$944	$1,859
Pro forma Acquiring Fund (After All Reorganizations)
Class B shares	$178	$551	$949	$1,864
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the most recent fiscal year, the Virginia Fund’s portfolio turnover rate was 36% of the average value of its portfolio and the Acquiring Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers
The Target Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of the state identified in the Target Fund’s name.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  The Target Fund has the same principal investment strategies, investment adviser and portfolio managers as each other Target Fund.  For a comparison of the Target Funds’ and the Acquiring Fund’s investment objectives, policies, strategies, advisers and portfolio managers, see “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” below.
Comparison of Principal Risks
The Target Fund has the same principal investment risks as each other Target Fund.  Each Target Fund and the Acquiring Fund are subject to most of the same principal investment risks, but the Acquiring Fund is subject to High Portfolio Turnover and Frequent Trading Risk and High Yield Securities Risk, which the Target Funds are not, and the Target Funds are subject to Concentration Risk, which the Acquiring Fund is not.  For a comparison of the Target Funds’ and the Acquiring Fund’s principal risks, see “All Proposals:  Comparison of Principal Risks” below.
Comparison of Investment Policies
If the Reorganization occurs, as a shareholder, you will be subject to the fundamental investment policies of the Acquiring Fund.  A “fundamental” investment policy is one that may not be changed without a shareholder vote.  The fundamental investment policies for the Target Funds and the Acquiring Fund are virtually identical.  For a comparison of each Fund’s fundamental investment policies, see “All Proposals:  Comparison of Investment Policies” below.
Comparative Performance Information
The following bar charts and tables provide some indication of the risks of investing in the Virginia Fund and the Acquiring Fund.

The bar chart below shows changes in the Virginia Fund’s performance from year to year for Class A shares.  The table shows how the Virginia Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Virginia Fund’s past performance (before and after taxes) is not necessarily an indication of how the Virginia Fund will perform in the future. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Virginia Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(0.72)%	10.42%	1.25%	10.11%	5.92%	(4.38)%	9.23%	2.11%	(0.24)%	3.87%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
6.33% (September 30, 2009)	(4.13)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.64)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-0.32%	1.19%	3.22%	--
(Return After Taxes on Distributions)	-0.32%	1.19%	3.22%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	1.08%	1.48%	3.20%	--
Class B Shares (Return Before Taxes)	-0.93%	0.72%	3.01%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	3.97%	--	--	1.84%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.22%	--	--	2.05%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Virginia Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Virginia Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Virginia Fund shares at the end of the measurement period.

The bar chart below shows changes in the Acquiring Fund’s performance from year to year for Class A shares.  The table shows how the Acquiring Fund’s average annual returns for the 1, 5 and 10 years compare to those of a broad measure of market performance. The Acquiring Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future. Prior to January 31, 2018, Green Square did not serve as a subadviser to the Acquiring Fund. Updated performance information is available by visiting www.foresters.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Acquiring Fund – Total Annual Returns For Calendar Year Ended December 31 (Class A)

(0.98)%	14.02%	0.67%	11.76%	8.92%	(4.97)%	11.46%	3.08%	0.13%	3.91%
2008	2009	2010	2011	2012	2013	2014	2015	2016	2017

Highest Quarterly Return (% and quarter end date)	Lowest Quarterly Return (% and quarter end date)
7.82% (September 30, 2009)	(6.04)% (December 31, 2010)
The calendar year-to-date total return as of June 30, 2018 was (0.97)%.

Average Annual Total Returns For Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class (If less than 5 years)
Class A Shares
(Return Before Taxes)	-0.26%	1.74%	4.20%	--
(Return After Taxes on Distributions)	-0.26%	1.74%	4.19%	--
(Return After Taxes on Distributions and Sale of Fund Shares)	1.41%	1.91%	4.01%	--
Class B Shares (Return Before Taxes)	-0.82%	1.47%	4.02%	--
Advisor Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.09%	--	--	2.47%
Institutional Class Shares (Return Before Taxes) (Inception Date: 5/1/13)	4.18%	--	--	2.59%
BofA Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)	5.40%	3.17%	4.59%	3.03%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Acquiring Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Acquiring Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Acquiring Fund shares at the end of the measurement period.

Capitalization

The following table shows the capitalization of the Virginia Fund and the Acquiring Fund as of June 30, 2018 and of the Acquiring Fund on a pro forma combined basis as of that date, both after giving effect to the Virginia Reorganization only and after giving effect to all Reorganizations.  Because the Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund, there are other possible outcomes than those shown in the table below.  The table is for informational purposes only.  The capitalization of the Funds is likely to be different on the Closing Date due to purchase and redemption activity in the Funds.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Virginia Fund – Class A	$45,649,813	$12.69	3,597,498
Acquiring Fund – Class A	$269,090,360	$16.14	16,675,523
Adjustments (a)	($17,206)	----	(769,646)
Pro forma Acquiring Fund – Class A (After Virginia Fund Reorganization)	$314,722,967	$16.14	19,503,375
Pro forma Acquiring Fund – Class A (After All Reorganizations)	$485,111,694	$16.14	30,062,360

Virginia Fund – Class B	$95,232	$12.59	7,565
Acquiring Fund – Class B	$1,177,654	$16.06	73,335
Adjustments (a)	($36)	----	(1,637)
Pro forma Acquiring Fund – Class B (After Virginia Fund Reorganization)	$1,272,850	$16.06	79,263
Pro forma Acquiring Fund – Class B (After All Reorganizations)	$1,826,816	$16.06	113,759

Virginia Fund – Advisor Class	$247,597	$12.66	19,554
Acquiring Fund – Advisor Class	$16,509,002	$16.17	1,021,075
Adjustments (a)	($93)	----	(4,246)
Pro forma Acquiring Fund – Advisor Class (After Virginia Fund Reorganization)	$16,756,506	$16.17	1,036,383
Pro forma Acquiring Fund – Advisor Class (After All Reorganizations)	$25,812,125	$16.17	1,596,469

Virginia Fund – Institutional Class	$6,351	$12.77	497
Acquiring Fund – Institutional Class	$6,365	$16.14	394
Adjustments (a)	($2)	----	(104)
Pro forma Acquiring Fund – Institutional Class (After Virginia Fund Reorganization)	$12,714	$16.14	787
Pro forma Acquiring Fund – Institutional Class (After All Reorganizations)	$57,018	$16.14	3,533

Virginia Fund – All Classes	$45,998,993	----	3,625,114
Acquiring Fund – All Classes	$286,783,381	----	17,770,327

Adjustments (a)	($17,337)	----	(775,633)
Pro forma Acquiring Fund – All Classes (After Virginia Fund Reorganization)	$332,765,037	----	20,619,808
Pro forma Acquiring Fund – All Classes (After All Reorganizations)	$512,807,653	----	31,776,121

(a) Adjustments to reflect the exchange of shares outstanding from the Virginia Fund to the Acquiring Fund and the costs of the Reorganization to be allocated to the Virginia Fund.

ALL PROPOSALS:  COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES,
ADVISERS, AND PORTFOLIO MANAGERS
As its investment objective, each Target Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of the state identified in the Target Fund’s name.  The Acquiring Fund as its primary investment objective seeks a high level of interest income that is exempt from federal income tax and has a secondary objective of total return.  Thus, the primary differences between the investment objective of each Target Fund and the Acquiring Fund are that (1) each Target Fund additionally seeks income that is exempt from state income tax for individual residents of the state identified in the name of the Target Fund and (2) the Acquiring Fund has a secondary objective of total return.  Because the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of any particular state, shareholders of the Acquiring Fund only receive income that is exempt from state income taxes to the extent the Acquiring Fund invests in municipal securities of the state in which the shareholder is a resident.  As its principal investment strategy each Target Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”), and any applicable state income tax for individual residents of the state identified in the name of the Target Fund.  However, each Target Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of the state identified in the name of the Target Fund, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  As its principal investment strategy the Acquiring Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax, and is not a Tax Preference item. However, the Acquiring Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  The Target Funds generally invest only in investment grade municipal securities while the Acquiring Fund primarily invests in investment grade municipal securities, but also, to a lesser extent, may invest in high yield, below investment grade municipal bonds, also known as “high yield” or “junk bonds.”  In seeking total return, the Acquiring Fund engages in active trading to take advantage of relative value opportunities in the municipal bond market, and, as a result, may engage at times in short-term trading, which is not a part of the principal investment strategies of the Target Funds.  These differences between the Target Funds’ and Acquiring Fund’s investment strategies result in different risk profiles for the Funds, with the Acquiring Fund having exposure to high yield securities risk and high portfolio turnover and frequent trading risk, which are not principal risks of the Target Funds, and the Target Funds having exposure to concentration risk, which is not a principal risk of the Acquiring Fund.  The Acquiring Fund will continue to pursue its current investment objectives and investment strategy after the Reorganizations.
FIMCO has reviewed the Funds’ current portfolio holdings and determined that each Target Fund’s holdings generally are compatible with the Acquiring Fund’s investment objective and policies.  As a result, (1) FIMCO believes that all, or substantially all, of each Target Fund’s assets could be transferred to and held by the Acquiring Fund, and (2) FIMCO does not anticipate selling any significant portion of the assets of any Target Fund in connection with the Reorganizations.  However, this expectation could change under certain circumstances, including, for example, in response to significant market events.
Additional information regarding the investment objective and principal investment strategies of each Fund is set forth below:

Target Funds	Acquiring Fund
Investment Objectives
Each Fund seeks a high level of interest income that is exempt from both federal and state income taxes for individual residents of the state identified in the Fund’s name.	The Fund seeks a high level of interest income that is exempt from federal income tax and, secondarily, total return.
Each Fund’s investment objective is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action upon the recommendation of the Funds’ investment adviser when the adviser believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.
Same.
Principal Investment Strategies
Under normal circumstances, at least 80% of each Fund’s net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax and is not a Tax Preference Item, and any applicable state income tax for individual residents of the state identified in the name of the Fund.  This is a fundamental investment policy that can only be changed upon shareholder approval.  However, each Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of the state identified in the name of the Fund, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  Interest paid on municipal securities that is a Tax Preference Item, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, and is not a Tax Preference Item.  This is a fundamental investment policy that can only be changed upon shareholder approval.  However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.  Interest paid on municipal securities that is a Tax Preference Item, though still excludable from gross income for federal income tax purposes, generally may increase a recipient’s federal income tax liability.

Municipal securities include bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), and their respective agencies, instrumentalities and authorities.

Same.
Each Fund generally concentrates its investments in municipal bonds and securities of a particular state in order to produce income that is exempt from that state’s income tax for individual residents of the state.  For example, the Connecticut Fund generally invests in Connecticut (State) bonds, the Massachusetts Fund generally invests in Massachusetts bonds, and so on.  However, each Fund, other than the Minnesota Fund,

The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

Target Funds	Acquiring Fund
may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories, such as Puerto Rico, if the interest earned on them is exempt from state income tax for residents of the particular state.  The Minnesota Fund, under normal circumstances, may invest, to a limited extent, in municipal securities that are issued by U.S. commonwealths, possessions, or territories, such as Puerto Rico, if the interest earned on them is exempt from state income tax for residents of Minnesota.  In certain cases, the interest paid by a Fund may also be exempt from local taxes.

The Funds generally invest in high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one rating organization, such as Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings; or (b) if unrated, are determined by the Fund’s Adviser to be of investment grade quality.  The Funds may invest a portion of their assets in securities that are insured by independent insurance companies as to timely payment of interest and principal to the extent they determine that the insurance improves the credit quality of the securities and the costs of insurance are reasonable in relation to the benefits.  The Funds may also invest in revenue bonds.

Same.
The Funds may also invest in futures contracts, options on futures contracts and interest rate swaps to hedge against changes in interest rates and in inverse floaters to produce income.	Same.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). The Adviser has retained Green Square Asset Management, LLC (“Green Square”) as a subadviser to manage this portion of the Fund. High yield bonds include those that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by Green Square to be of equivalent quality. When making investment decisions, Green Square focuses on high yield bonds that it believes can generate attractive and consistent income.

The Funds generally pursue their objectives by investing in municipal bonds with maturities of fifteen years or more (“long-term” municipal bonds).  Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities.  However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

Same.

Target Funds	Acquiring Fund
The Funds may continue to hold bonds after they have been purchased without regard to their maturities.  For example, consistent with their investment objectives, the Funds may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

Same.
The Funds may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio.  Duration is a measurement of a bond’s sensitivity to changes in interest rates.  For example, if a portfolio of fixed income securities has an average weighted duration of 5 years, its value can be expected to fall about 5% if interest rates rise by 1%.  If the Funds believe that interest rates are likely to rise, they may attempt to reduce their portfolio durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Same.
In selecting investments, the Funds consider, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

Same.
The Funds may sell a security for a variety of reasons, including to adjust the Funds’ duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions.  The Funds will not necessarily sell investments if their ratings or the rating of a company that insures the security are reduced or there is a default by the issuer.  The Funds generally take into consideration any capital gains or losses that may be incurred upon the sale of an investment and, thus, the Funds may decide not to sell a security if it would result in a capital gain distribution to shareholders.

Same.
Information on the Funds’ holdings can be found in the most recent annual report, and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).

Same.

Target Funds	Acquiring Fund
The Statement of Additional Information also describes non-principal investment strategies that the Funds may use, including investing in other types of investments that are not described in this prospectus.
Same.
Temporary Defensive Strategy
The Funds reserve the right to take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  When the Funds are so invested, they may not achieve their investment objectives.  The Funds may choose not to take defensive positions.
Same.
Investment Adviser
Foresters Investment Management Company, Inc.	Same.
Investment Subadviser
None.	Green Square Asset Management, LLC
Portfolio Managers
Each Fund is managed primarily by Clark D. Wagner, Chief Investment Officer of FIMCO, who serves as Co-Portfolio Manager and has served as Portfolio Manager or Co-Portfolio Manager of each Fund since 1991, except for the North Carolina Fund, in which case he has the been the Portfolio Manager or Co-Portfolio Manager since its inception in 1992, and Patrick Tucci, CFA, who has served as Co-Portfolio Manager of each Fund since 2016.

The Fund assets managed by FIMCO are managed primarily by Clark D. Wagner, Chief Investment Officer of FIMCO, who has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 1991, and Patrick Tucci, CFA, who has served as Co-Portfolio Manager of the Fund since 2016.

Clark D. Wagner is the Chief Investment Officer of FIMCO and served as President of FIMCO from 2016-2018 and also served as Director of Fixed Income from 2001-2016.  Mr. Wagner also serves as a Portfolio Manager for other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.
Same.
Patrick Tucci, CFA, has served as Co-Portfolio Manager of the Tax Exempt Funds since joining FIMCO in 2016. Prior to joining FIMCO, Mr. Tucci was the President and Founder of Harbor Hills Investment Management Co. (2014-2016) and Managing Director at Piper Jaffray & Co. (2010-2013).
Same.

The portion of the Fund managed by Green Square is managed primarily by Timothy Pynchon, CFA. Mr. Pynchon is a partner and the founder of Green Square Capital Advisors which started in 2016. Prior to joining Green Square, Mr. Pynchon worked for Oppenheimer

Target Funds	Acquiring Fund

Asset Management (2013-2016) and has worked in asset management since 1982.  Joseph Gulli serves as Associate Portfolio Manager of the Fund.  Mr. Gulli is a partner and head of credit research at Green Square Advisors. He has been with Green Square since its inception in 2016, prior to which he worked at Oppenheimer Asset Management (2014-2016) and Lord Abbett & Co. (2007-2014). Messrs. Pynchon and Gulli have served as Portfolio Manager and Associate Portfolio Manager of the Fund, respectively, since 2018.

ALL PROPOSALS:  COMPARISON OF PRINCIPAL RISKS
The principal risks of investing in the Target Funds and Acquiring Fund are discussed below.  The principal risks of investing in each Target Fund are identical.  The Funds are subject to most of the same principal risks, but the Acquiring Fund is subject to High Portfolio Turnover and Frequent Trading and High Yield Securities Risks, which the Target Funds are not, and the Target Funds are subject to Concentration Risk, which the Acquiring Fund is not.  You can lose money by investing in the Funds. Any investment carries with it some level of risk. There is no guarantee that a Fund will meet its investment objective.  An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Here are the principal risks of investing in the Funds:
Call Risk
During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. The Fund would then lose any price appreciation above the bond’s call price and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Concentration Risk (Target Funds only)
Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state.  Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and other financial difficulties, such as a municipality filing for bankruptcy.  The deterioration of a state’s fiscal situation increases the risk of investing in that state’s municipal securities, including the risk of potential issuer default, and also heightens the risk that the prices of state municipal securities, and a Fund’s net asset value and/or yield, will experience greater volatility.  Due to the limited availability of municipal securities that are exempt from taxes in a particular state, each single state Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit Risk
This is the risk that an issuer of securities may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of insured securities, the quality of the insurer.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.  A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including, but not limited to:

	i. ii.	A downturn in the national or local economy; Adverse political or regulatory developments at the local, state or federal level;

iii. iv. v. vi.
Erosion of taxes or other revenues supporting debt obligations;
Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
Natural disasters, terrorist acts, or energy shortages;
Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

	vii.	In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default. The Fund may purchase or hold insured securities.  Such insurance is intended to reduce credit risk.  However, such insurance does not eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that it insures.  In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected.  It is also important to note that, although insurance may decrease the credit risk of investments held by the Fund, it decreases the Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Derivatives Risk
The use of derivatives involves specific risks, which can increase the volatility of the Fund’s share price, create leverage, magnify potential losses, and expose the Fund to significant additional costs and the potential for greater losses than if these techniques had not been used.  Derivatives are often volatile and may result in losses if interest rates do not move as expected, which could exceed the Fund’s initial investment in such contracts.  There may be an imperfect correlation between the price of a derivative and the market value of the securities held by a fund or the price of the securities (or indices) hedged or used for cover.  In connection with certain transactions that may give rise to future payment obligations, including investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the position or transaction, which cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value.  The use of derivatives for hedging purposes tends to limit any potential gain that might result from an increase in the value of the hedged position.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value in the absence of an active secondary trading market.

Futures. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of a contract and the underlying instrument or index which will increase the volatility of the Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. The Fund could suffer a loss if the underlying instrument or index does not move as expected.

Inverse Floaters. A rise in the reference rate of an inverse floater will cause a drop in the interest paid by the inverse floater while a drop in the reference rate of an inverse floater will cause an increase in the interest rate paid on the inverse floater. Inverse floaters may exhibit substantial price volatility.

Options on Futures.  The Fund is required to pay a premium and transaction costs for purchases of options on futures.  If the futures price at expiration of an option purchased by the Fund is below its exercise price, the option will expire worthless and the Fund will have lost the premium it paid for the option.

Swaps.  To the extent the Fund invests in swaps, it will be subject to the risk that the number of counterparties able to enter into swaps to provide exposure to a desired instrument or index may be limited and that such a counterparty may default on its obligations under the swap. Swaps are of limited duration and there is no guarantee that swaps entered into with a counterparty will continue indefinitely. Accordingly, the duration of a swap depends on, among other things, the ability of the Fund to renew the expiration period of the relevant swap at agreed upon terms.

High Portfolio Turnover and Frequent Trading Risk (Acquiring Fund only)
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period.  High portfolio turnover could increase the Fund’s transaction costs and produce realized capital gains, which will be taxable to its shareholders when distributed to them and possibly have a negative impact on its performance.

High Yield Securities Risk (Acquiring Fund only)
High yield bonds and other types of high yield securities have greater credit risk than higher quality securities because their issuers may not be as financially strong as issuers with investment grade ratings.  High yield securities, commonly referred to as junk bonds, are considered to be inherently speculative due to the risk associated with the issuer’s continuing ability to make principal and interest payments.  Lower quality securities generally tend to be more sensitive to changes in investors’ perception of the economy and the financial wherewithal of their issuers.  During times of economic stress, issuers of high yield securities may be unable to access the credit markets to refinance their bonds or meet other credit obligations.  Investments in high yield securities may be volatile. High yield securities tend to be less liquid than higher quality securities, particularly if there is a deterioration in the economy or the financial prospects of their issuers.

Interest Rate Risk
The market value of municipal securities is affected by changes in interest rates.  In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase.  Interest rates across the U.S. economy have recently increased and may continue to increase, perhaps significantly and/or rapidly, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rate changes.  Since the Fund invests in long-term municipal bonds, the Fund’s net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline.  The Fund also invests in floating rate and variable rate demand notes.  When interest rates decline, the rates paid on floating rate and variable rate securities may decline.  These securities may be less liquid and may lose value if interest rates on these obligations do not rise as anticipated or rise as quickly as interest rates in general.

Liquidity Risk
The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a time or price most favorable to the Fund, which could decrease the overall level of the Fund’s liquidity and its ability to sell securities to meet redemptions.  As a result, the Fund may have to lower the price on certain investments that it is trying to sell, sell the investments at a loss, sell other investments instead or forego an investment opportunity, any of which could adversely affect the Fund.  The Fund could lose money or face difficulty in meeting shareholder redemptions if it cannot sell an investment at the time and price that would be beneficial to the Fund.

Less liquid securities typically are harder to value. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund.
Market Risk (With respect to investments in high yield securities, Acquiring Fund only.)
The prices of municipal securities held by the Fund may decline or experience volatility over short or even extended periods due to certain events, such as general economic and market conditions, adverse political or regulatory developments, economic instability and interest rate fluctuations.  These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.

The ability of broker-dealers to make a market in debt securities has decreased in recent years, in part as a result of structural changes, including fewer proprietary trading desks at broker-dealers and increased capital requirements.  Further, many broker-dealers have reduced their inventory of certain debt securities.  This could negatively affect the Fund’s ability to buy or sell debt securities, and increase their volatility and trading costs.

There is also the possibility that the value of the Fund’s investments in high yield securities will decline due to drops in the overall high yield bond market.  Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund’s fixed-income and high yield investments to decline regardless of the conditions of the issuers held by the Fund.

Municipal Securities Risk
The Fund’s return will be impacted by events that affect the municipal securities markets, including legislative, political, or judicial developments that are perceived to have a negative effect on municipal securities and economic conditions that threaten the ability of municipalities to raise taxes or obtain the other sources of revenue that back their securities.

Security Selection Risk
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations, changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Tax Risk
The Fund may invest in municipal securities that pay interest that is subject to federal, state, and/or local income tax and/or is a Tax Preference Item or effect transactions that produce taxable net capital gains.  In addition, interest income received on municipal securities held by the Fund may become subject to federal, state and/or local income tax due to, among other things, a change in the law or applicable regulations, an Internal Revenue Service ruling, noncompliant conduct by a municipal issuer, or a judicial decision, such as a holding that the debt was issued in violation of a constitutional or statutory requirement.  As a result of such events, the Fund may make taxable distributions to shareholders.

ALL PROPOSALS:  COMPARISON OF INVESTMENT POLICIES
The fundamental investment policies for the Funds are virtually identical.  In addition, the non-fundamental policies of the Funds are identical.  Each Fund’s investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies.  Fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (“1940 Act”).  As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Non-fundamental policies may be changed by the Board of Trustees without shareholder approval.  Except with respect to borrowing, or as otherwise expressly provided, changes in values of a Fund’s assets will not cause a violation of the Fund’s investment policies.

Investment Policy	Target Funds	Acquiring Fund
Fundamental Investment Policies
Borrowing	Each Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.
Senior Securities	Each Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.
Loans	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.
Diversification
Each Fund may not, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
Same.
Industry Concentration
Each Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in
Same.

the same industry.
Real Estate
Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.
Same.
Commodities
Each Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.
Same.
Underwriting
Each Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.
Same.
Investment Policy
Each Fund, under normal circumstances, will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax, and any applicable state income tax for individual residents of the state listed in the name of the single state Fund.

The Fund, under normal circumstances, will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax.

With respect to the fundamental policy relating to borrowing money set forth above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets, at the time of borrowing, from banks and other institutions for any purpose (a fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings, not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets.  Asset coverage means the ratio that the value of the fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

With respect to the fundamental policy relating to issuing senior securities set forth above, “senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets.  The 1940 Act prohibits a fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the fund’s total assets).  In the event that such asset coverage falls below this percentage, the fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%.  The policy on senior securities above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to the fundamental policy relating to making loans set forth above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently limit fund loans of securities by prohibiting funds from lending securities with an aggregate value of more than one-third of a fund’s total assets.

Investment Policy	Target Funds	Acquiring Fund
Non-Fundamental Investment Policies
Derivatives
Each Fund will not invest more than 20% of its net assets in derivatives in the aggregate. For purposes of calculating this 20% limitation, the Fund will use the market value of a derivative instrument.
Same.
Inverse Floaters	Each Fund will not invest more than 10% of its net assets in inverse floaters.	Same.
ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS
Plan of Reorganization and Termination
The terms and conditions under which the Reorganizations will be consummated are set forth in the Reorganization Plan.  The following summary thereof is qualified in its entirety by reference to the Reorganization Plan, the form of which (as adopted by the Board) is attached to this Proxy Statement as Appendix A.
The Reorganization Plan provides that, pursuant to the Reorganizations, each Target Fund will transfer all of its assets to the Acquiring Fund as of the close of business on the Closing Date.  In exchange for that transfer of assets, the Acquiring Fund will simultaneously (1) issue the number of full and fractional Class A, Class B, Advisor Class and Institutional Class shares of the Acquiring Fund equal in aggregate value to the Target Fund’s aggregate net asset value (“NAV”) (i.e., the value of the transferred assets less the amount of the Target Fund’s liabilities) attributable to the Class A, Class B, Advisor Class and Institutional Class shares of the Target Fund, respectively, as of the close of business on the Closing Date and (2) assume all of the liabilities of the Target Fund.  Immediately thereafter, each Target Fund will distribute the Class A, Class B, Advisor Class and Institutional Class shares of the Acquiring Fund it receives to the Target Fund’s shareholders of record as of the close of business on the Closing Date (each, a “Shareholder”), by the Trust’s transfer agent’s opening accounts on the Acquiring Fund’s shareholders records in the names of the Shareholders and transferring to each such Shareholder’s account the respective pro rata number of full and fractional Class A, Class B, Advisor Class or Institutional Class shares of the Acquiring Fund due that Shareholder.  Simultaneously, all issued and outstanding shares of each Target Fund will be canceled on the Target Fund’s shareholder records, in complete liquidation (for federal tax purposes) of the Target Fund.

As a result, immediately after the Reorganizations, each Shareholder of a Target Fund’s Class A, Class B, Advisor Class or Institutional Class shares will own Class A, Class B, Advisor Class or Institutional Class shares, as applicable, of the Acquiring Fund having an aggregate value equal to the aggregate value of his or her Target Fund shares held immediately prior to the Reorganizations.  No sales charges will be imposed in connection with the receipt of Acquiring Fund shares by Shareholders of a Target Fund pursuant to the Reorganizations.  Acquiring Fund shares will be held in book entry form only; paper certificates therefor will not be issued.  After a Target Fund’s distribution of Acquiring Fund shares to its Shareholders, the Trust will take all necessary steps to effect a complete dissolution of the Target Fund (which will be treated as a complete liquidation thereof for federal tax purposes, within the meaning of applicable Treasury regulations).
Until the Closing Date, shareholders of each Target Fund will continue to be able to redeem their Target Fund shares at the NAV per share next determined after receipt by the transfer agent of a redemption request in proper form.  A redemption order is deemed “received in proper form” when it contains all of the information and documentation required to carry out the order.  Redemption requests for Target Fund shares received by the transfer agent after the Closing Date will be treated as requests for the redemption of shares of the Acquiring Fund received by the shareholder in connection with the Reorganizations.  Target Fund shareholders will be free to redeem the Class A, Class B, Advisor Class and Institutional Class shares of the Acquiring Fund that they receive in the Reorganizations at their then-current NAV.  Shareholders of a Target Fund may wish to consult their tax advisers as to the different income tax consequences of redeeming their Target Fund shares prior to the Reorganizations or receiving shares of the Acquiring Fund in the Reorganizations.
The Reorganization Plan may be terminated or delayed with respect to any Target Fund, and the Reorganization of any Target Fund may be abandoned or postponed, by the Board at any time before the Closing Date, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for that Target Fund or the Acquiring Fund.  The completion of the Reorganizations is subject to a number of conditions, including the receipt of a legal opinion from counsel to the Trust with respect to certain tax matters (see “Federal Income Tax Consequences of the Reorganizations” below).  In addition, the Reorganization Plan requires that each Target Fund will have distributed to its shareholders by the Closing Date substantially all of its taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for all federal income tax periods through the Closing Date so that the Target Fund will have no federal income or excise tax liability at the time of the Reorganizations.  If a Target Fund must make such a distribution to its shareholders, it will be taxable to shareholders unless they hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.  Assuming satisfaction of the conditions in the Reorganization Plan, the Closing Date of the Reorganizations is expected to be on or about December 14, 2018, or another date determined by the Trust.
The costs of the Reorganizations will be borne by the Target Funds, regardless of whether Target Fund shareholders approve the Reorganization Plan with respect to their Target Fund. Each Target Fund will bear (1) its own costs of printing copies of the Proxy Statement and any related documents to be mailed to its shareholders and associated solicitation, mailing, and other costs, and (2) one-eighth of all other Reorganization expenses, including legal and accounting fees and disbursements in connection with the Reorganizations and any other expenses common to all the Target Funds.
Description of Acquiring Fund Shares
In accordance with the procedures provided for in the Reorganization Plan, each shareholder of a Target Fund will receive the same class of shares of the Acquiring Fund with the same aggregate value as the shares he, she, or it holds in their Target Fund immediately prior to the Reorganization, as set forth below:
Target Funds		Acquiring Fund
Class A shares	à	Class A shares
Class B shares	à	Class B shares
Advisor Class shares	à	Advisor Class shares
Institutional Class shares	à	Institutional Class shares

Shares of the Acquiring Fund issued to the shareholders of a Target Fund pursuant to the Reorganization Plan will be duly authorized, validly issued, fully paid and non-assessable when issued and will be transferable without restriction, except that shares may only be transferred to a Fund account which has a U.S. address and whose owner meets all the other requirements to establish an account, including the eligibility to own the particular class of shares being transferred.  Shares of the Acquiring Fund will have no preemptive or conversion rights.  Shares will be sold and redeemed based upon their NAV next determined after receipt of the purchase or redemption request, as described in Appendix B to this Proxy Statement.
Board Considerations
The Board met on April 18-19, 2018 to consider the Reorganizations. Based upon the recommendation of FIMCO, the Board’s evaluation of the relevant information prepared by FIMCO and presented to the Board in advance of the meeting, as well as information available in public filings with the SEC, and in light of its fiduciary duties, the Board, including all of the trustees who are not “interested persons” of the Trust under the 1940 Act, unanimously determined that the Reorganizations are in the best interests of each Target Fund and that the interests of each Target Fund’s shareholders will not be diluted as a result of the Reorganizations.

In approving the Reorganizations, the Board considered that the Target Funds were each very small and were unlikely to attract significant assets.  The Board considered the terms of the Reorganization Plan and determined that the Reorganizations would provide Target Fund shareholders with the options of (1) continuing to pursue their investment goals through a Fund that also invests its assets in municipal securities and that is managed by the same investment adviser or (2) for any shareholders who did not wish to participate in a Reorganization, redeeming their investment in a Target Fund or exchanging their Target Fund shares for shares of another fund in the First Investors Family of Funds, which might have adverse federal income tax consequences for them.  The Board considered that liquidating and terminating the Target Funds would provide Target Fund shareholders with no such choice and might also have adverse federal income tax consequences for them.  The Board further considered that Target Fund shareholders were free to redeem their shares at any time.

In approving the Reorganizations, the Board considered various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive.  The determinations were made on the basis of the business judgment of the Board after consideration of all of the factors taken as a whole, though individual members of the Board may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The Terms and Conditions of the Reorganization Plan.  The Board considered the terms of the Reorganization Plan, and, in particular, that the transfer of the assets of each Target Fund would be in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all liabilities of each Target Fund.  The Board also considered the fact that no sales loads, commissions or other transactional fees would be imposed on shareholders in connection with the Reorganizations.  In addition, the Board considered that pursuant to the Reorganization Plan, each Target Fund shareholder would receive the aggregate value of shares of the corresponding class of the Acquiring Fund that the shareholder holds of the Target Fund immediately prior to their Reorganization. As a result, the Board considered that the interests of each Target Fund’s shareholders would not be diluted as a result of the Reorganizations.

Investment Objectives, Policies and Limitations; Continuity of Portfolio Management. The Board considered that the primary differences between the investment objectives of each Target Fund and the Acquiring Fund are that (1) each Target Fund additionally seeks income that is exempt from state income tax for individual residents of the state identified in the name of the Target Fund and (2) the Acquiring Fund has a secondary objective of total return which the Target Funds do not.  The Board considered that the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of any particular state, and that as shareholders of the Acquiring Fund, current Target Fund shareholders would only receive income that is exempt from state income taxes to the extent the Acquiring Fund invests in municipal securities of the state in which the shareholder is a resident.  The Board considered that the investment strategies of the Target Funds as compared to the Acquiring Fund were different.  While the Target Funds and the Acquiring Fund each invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax and is not a Tax Preference Item, each

Target Fund also invests so that least 80% of its net assets are invested in municipal securities that pay interest that is exempt from any applicable state income tax for individual residents of the state identified in the name of the Target Fund.  The Board also considered that the Target Funds generally invest only in investment grade municipal securities while the Acquiring Fund primarily invests in investment grade municipal securities, but also, to a lesser extent, may invest in below investment grade municipal bonds.  Further, in seeking total return, the Acquiring Fund engages in active trading, and, as a result, may engage at times in short-term trading, which is not a part of the principal investment strategies of the Target Funds.  The Board considered that these differences resulted in different risk profiles for the Target Funds and the Acquiring Fund, with the Acquiring Fund having exposure to high yield securities risk, high portfolio turnover and frequent trading risk, which are not principal risks of the Target Funds, and the Target Funds having exposure to concentration risk, which is not a principal risk of the Acquiring Fund.  The Board considered that the Funds’ fundamental investment restrictions are virtually identical except that each Target Fund also has a policy to invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from any applicable state income tax for individual residents of the state listed in the name of the Target Fund.
The Board considered that, after the Reorganizations, the Acquiring Fund would continue to pursue its current investment objectives and investment strategy.  The Board considered that FIMCO acts as adviser to each Fund and Green Square acts as subadviser to the portion of the assets of the Acquiring Fund invested in high-yield municipal securities, and that both FIMCO and Green Square would continue to act as adviser and subadviser, respectively, to the Acquiring Fund after the Reorganizations.  The Board further considered that the current portfolio managers at FIMCO that manage the assets of each Fund and the current portfolio managers at Green Square that manage a portion of the assets of the Acquiring Fund would continue in their respective roles at the Acquiring Fund after the Reorganizations.
Comparison of Fund Performance. The Board considered that the Class A shares of the Acquiring Fund have outperformed the Class A shares of each Target Fund for the one-year, five-year and ten-year periods ended December 31, 2017.

Net Assets and Portfolio Composition.  The Board considered that each Target Fund would be reorganized into a much larger fund since, as of March 31, 2018, the net assets of the Funds were as follows:

California Fund	$33,673,392
Massachusetts Fund	$23,112,468
Michigan Fund	$19,376,163
Minnesota Fund	$20,349,196
North Carolina Fund	$29,260,263
Ohio Fund	$21,082,459
Pennsylvania Fund	$37,885,031
Virginia Fund	$47,098,665
Acquiring Fund	$288,168,636

The Board considered the likelihood that any Target Fund would achieve sufficient size to ensure its economic viability absent the Reorganizations, and the Acquiring Fund’s relative prospects for attracting additional assets after the Reorganizations.  The Board also considered FIMCO’s representation that the Target Funds’ current portfolio investments generally are compatible with the Acquiring Fund’s investment objectives and strategies. As a result, FIMCO believed that all, or substantially all, of the Target Funds’ assets could be transferred to and held by the Acquiring Fund and FIMCO did not anticipate selling assets of a Target Fund in connection with a Reorganization.

Relative Expense Ratios and Waiver Agreement. The Board considered information regarding comparative expense ratios of the Funds for the twelve-month period ended December 31, 2017.  The Board considered that the contractual advisory fee rates for the Acquiring Fund are lower than those of the Target Funds at the same asset levels, but that after giving effect to the voluntary fee waivers in effect for the Target Funds, the effective advisory fee rate for the Acquiring Fund is higher than the effective advisory fee rate for the Target Funds.  The Board considered that, with a few exceptions, the total annual fund operating expense ratio for each class of shares of the Acquiring Fund is lower than the total annual fund operating expense ratio of each corresponding class of shares of the Target Funds.  The Board also considered the effect of the voluntary fee waivers in effect for the Target Funds on the Funds’ comparative net annual fund operating expense ratios.  The Board considered that these fee waivers can be terminated by FIMCO at any time in its discretion.

Economies of Scale.  The Board considered that the Reorganizations of the Target Funds into the Acquiring Fund may provide Target Fund shareholders the opportunity to benefit from the economies of scale that may be available in the Acquiring Fund, a much larger fund.  The Board considered that if all of the reorganizations are consummated, the Acquiring Fund is expected to nearly double in size which is expected to result in slightly lower annual fund operating expenses for the Class A, Advisor Class and Institutional Class shares of the Acquiring Fund (based on expense ratios for the twelve-month period ended December 31, 2017) and may contribute to further lowering annual fund operating expenses of the Acquiring Fund over time.

Benefits to FIMCO. The Board considered that FIMCO and its affiliates could benefit from a streamlined fund line-up as the Reorganizations would reduce the number of tax exempt funds in the First Investors Family of Funds.  The Board also considered that reducing the number of tax exempt funds may allow FIMCO to concentrate its management resources on the Acquiring Fund.  In addition, the Board considered that the Reorganizations would eliminate the costs of running the Target Funds, including the voluntary fee waivers provided by FIMCO to the Target Funds.

Tax Consequences.  The Board considered that each Reorganization is expected to be free from direct adverse federal income tax consequences for each Target Fund and its shareholders.  The Board also considered that the Acquiring Fund does not seek to produce income that is exempt from state income tax for individual residents of any particular state; consequently, if the Reorganization of a Target Fund is consummated, then, as an investor in the Acquiring Fund, a former shareholder of the Target Fund would be able to continue to receive income that is exempt from income tax of the state identified in the Target Fund’s name only to the extent that the Acquiring Fund invests in municipal securities thereof. The Board also considered other expected federal income tax consequences of the Reorganizations, including potential limitations on the Acquiring Fund’s use of the Target Funds’ pre-reorganization losses to offset future gains for federal income tax purposes (see “Federal Income Tax Consequences of the Reorganizations”).

Expenses Relating to the Reorganizations. The Board considered that the costs of each Reorganization, including the costs associated with preparation of the Reorganization Plan and the Proxy Statement, printing and distribution of the Proxy Statement, proxy solicitation costs, and legal and accounting fees and disbursements in connection with the Reorganization, will be borne by the Target Funds.
Other Alternatives.  The Board considered FIMCO’s representation that the only likely alternative to the Reorganizations that FIMCO would recommend would be liquidation of the Target Funds.  After considering the alternatives to the Reorganizations, including the potential consequences of liquidation of the Target Funds, the Board agreed with FIMCO’s assessment that the alternatives were less desirable than the Reorganizations.
Federal Income Tax Consequences of the Reorganizations

Each Target Fund has qualified for treatment as a “regulated investment company” under Part I of Subchapter M (“Subchapter M”) of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Code”) (“RIC”), for each taxable year since its inception. Accordingly, the Trust believes each Target Fund has been, and expects each Target Fund to continue through the Closing Date to be, relieved of any federal income tax liability on its taxable income and net realized gains it distributes to its shareholders to the extent provided for in Subchapter M.  The Acquiring Fund also has qualified for treatment as a RIC for each taxable year since its inception.
Each Reorganization is intended to qualify for federal tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code.  As a condition to the closing of each Reorganization, the Trust will receive an opinion of its counsel substantially to the effect that ‑‑ based on the facts and certain assumptions stated therein and conditioned on the representations in the Reorganization Plan (that is, the conditions precedent set forth therein, which pursuant to the Reorganization Plan such counsel may treat as representations and warranties the Trust made to it) being true and complete at the time of the closing of the Reorganizations and the Reorganizations’ being consummated in accordance with the Reorganization Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that counsel has not approved) ‑‑ for federal income tax purposes, each Reorganization will qualify as such a reorganization, each Fund will be “a party to a reorganization” (within the meaning of section 368(b) of the Code) and, accordingly, with respect to each Fund and its shareholders:
•
Each Target Fund will recognize no gain or loss on the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the Acquiring Fund’s assumption of the Target Fund’s liabilities or on the subsequent distribution of those shares to the Target Fund’s shareholders in exchange for their Target Fund shares;

•	A shareholder will recognize no gain or loss on the exchange of all its Target Fund shares solely for Acquiring Fund shares pursuant to a Reorganization;

•
A shareholder’s aggregate basis in the Acquiring Fund shares it receives in a Reorganization will be the same as the aggregate basis in its Target Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Target Fund shares, provided the shareholder holds the latter as capital assets at the time of the closing of the Reorganization.  (In most cases, an investor in a Target Fund will hold its Target Fund shares as capital assets.  In the case of an asset such as Target Fund shares, they generally would not be held as capital assets if they were property held by the taxpayer primarily for sale to customers in the ordinary course of its trade or business or were any hedging transaction which is clearly identified as such.);

•	The Acquiring Fund will recognize no gain or loss on its receipt of a Target Fund’s assets in exchange solely for Acquiring Fund shares and its assumption of the Target Fund’s liabilities; and
•
The Acquiring Fund’s basis in each transferred asset will be the same as the Transferor Target Fund’s basis therein immediately before a Reorganization, and the Acquiring Fund’s holding period for each such asset will include that Target Fund’s holding period therefor (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding the above, the opinion of counsel may state that no opinion is expressed as to the effect of the Reorganizations on the Funds or any Shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  (A mark-to-market system of accounting requires that property subject thereto be treated as if it was sold for its fair market value (generally at the end of the taxpayer’s taxable year), resulting in the recognition of unrealized gain or loss for federal tax purposes, even if the property has not yet been disposed of.  For example, certain futures contracts, foreign currency contracts, and options, but excluding certain derivatives, that a RIC holds at the end of its taxable year (and, generally for purposes of a federal excise tax applicable to RICs, on October 31 of each year) must be “marked-to-market.”  If that concept were applied to the assets a Target Fund (whose taxable year will end on the date of its Reorganization) transfers to the Acquiring Fund, that Target Fund would have to recognize unrealized gains or losses on those assets, which would affect the amount of any dividends and/or capital gain distributions it would need to distribute to its shareholders at or before the Closing Date.)

Opinions of counsel are not binding on the Internal Revenue Service (“IRS”) or the courts.  If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the Target Fund participating therein would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of that Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund the shareholder receives.
Tracking Your Basis and Holding Period.  After a Reorganization, you will be responsible for tracking the adjusted tax basis in and holding period of your Acquiring Fund shares, as you were with respect to your Target Fund shares, for federal income tax purposes.  Any basis determination method you elected with respect to Target Fund shares you acquired after 2011 – other than the average basis method, which is each Fund’s default method – will be used by the Acquiring Fund after the Reorganization for the Acquiring Fund shares exchanged for those Target Fund shares in a Reorganization (“Covered Exchange Shares”).  If you want to use any IRS-accepted method for basis determination, other than the average basis method, with respect to any Acquiring Fund shares you acquire after a Reorganization (collectively, with Covered Exchange Shares, “Covered Shares”), or want to change your election with respect to Covered Exchange Shares, you will have to elect to do so in writing.  Any basis determination method for Covered Shares may not be changed with respect to a redemption (including a redemption that is part of an exchange) thereof after the settlement date of the redemption.
The Acquiring Fund (or its administrative agent) is required to report to the IRS and furnish to its shareholders the basis information for Covered Shares.  As a result, the Acquiring Fund is required to report the gross proceeds from the redemption of its shares and, for Covered Shares, the basis information therefor and whether they had a short-term (one year or less) or long-term (more than one year) holding period.  Before making any redemptions, you should consult with your tax adviser to determine the best IRS-accepted basis determination method for your tax situation and to obtain more information about how the basis reporting law applies to you.

Each Target Fund, except the Pennsylvania Fund, has capital loss carryovers, that is, capital losses sustained in one or more previous taxable years that exceeded cumulative net realized capital gains in subsequent taxable years and thus could not be fully utilized.  The Target Funds have capital loss carryovers in the following amounts, which do not expire:

Connecticut Fund	$467,213
Massachusetts Fund	$648,826
Michigan Fund	$26,636
Minnesota Fund	$151,628
North Carolina Fund	$556,095
Ohio Fund	$188,003
Virginia Fund	$1,259,591

The Acquiring Fund’s ability to utilize the carryovers of any particular Target Fund in any taxable year ending after the Closing Date will be limited to an amount not exceeding the Target Fund’s NAV at the close of business on the Closing Date multiplied by the “long-term tax-exempt rate,” which varies and is published by the IRS monthly -- the rate was 2.32% for transactions occurring in August 2018 (the latest information available at the date of this Proxy Statement).
Shareholder Rights

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company.  Each Fund is a separate series of the Trust.  The Trust’s Amended and Restated Trust Instrument (“Trust Instrument”) authorizes the Board to issue shares in different series and classes. In addition, the Trust Instrument authorizes the Board to name the rights and preferences of the shareholders of each series and class.  The Trust may issue an unlimited number of authorized shares of beneficial interest.
Each Fund’s operations are governed by the Trust Instrument and By-laws adopted by the Board and applicable Delaware law.  The operations of each Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.  The chart below describes some of your rights as either a Target Fund or Acquiring Fund shareholder.

Category	Target Fund and Acquiring Fund
Par Value	Each share has no par value.
Preemptive Rights	None.
Preference	None.
Appraisal Rights	None.
Conversion Rights	None.
Exchange Rights (not including the right to exchange among funds in the	None.

First Investors Family of Funds)
Shareholder Rights
Shares shall be deemed to be personal property giving shareholders only the rights provided in the Trust Instrument.  Every shareholder, by virtue of having acquired a share, shall be held expressly to have assented to and agreed to be bound by the terms of the Trust Instrument and to have become a party thereto.  The death, incapacity, dissolution, termination, or bankruptcy of a shareholder during the existence of the Trust shall not operate to terminate the Trust, any series or class, nor entitle the representative of any such shareholder to an accounting or to take any action in court or elsewhere against the Trust, any series or class or the Trustees, but entitles such representative only to the rights of such shareholder under this Trust Instrument.  Ownership of shares shall not entitle the shareholder to any title in or to the whole or any part of the assets of the related series or right to call for a participation or division of the same or for an accounting, nor shall the ownership of shares constitute the shareholders as partners.

Personal Liability of Shareholders
No shareholder shall be personally liable for the liabilities incurred by, contracted for or otherwise existing with respect to the Trust or any series or class thereof.  None of the Trust, series or the Trustees, nor any officer, employee, or agent of any of the foregoing shall have any power to bind any shareholder personally or to demand payment from any shareholder for anything, other than as agreed by the shareholder.  Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

Annual Meetings	No annual meetings unless required by law.
Right to Call Meeting of Shareholders
Special meetings of the shareholders of any series or class shall be called by the Secretary upon the written request of shareholders owning at least ten percent (10%) of the outstanding shares of such series or class entitled to vote, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted upon and (2) the shareholders requesting such meeting shall have paid the reasonably estimated cost of preparing and mailing the notice of the meeting.

Notice of Meetings
The Secretary shall call a meeting of shareholders by giving written notice of the place, date, time and general nature of the business to be transacted at that meeting at least fifteen (15) days before the date of such meeting. Notice of any meeting of shareholders shall be (1) given either by hand delivery, telephone, overnight courier, facsimile, telex, telecopier, electronic mail or other electronic means or by mail, postage prepaid, and (2) addressed to the shareholder at the address of that shareholder appearing on the books of the Trust or its transfer agent or given by the shareholder to the Trust for the purpose of notice.

Record Date for Meetings	The Trustees may fix in advance a date not more than 120 days before the meeting.
Election of Trustees	Requires a plurality of the outstanding shares.
Adjournment of Meetings	A shareholders’ meeting may be adjourned one or more times for any reason, including the failure of a quorum to attend the meeting. A quorum is not required for adjournments.
Removal of Trustees by Shareholders	Any Trustee may be removed at any meeting of the shareholders by a vote of at least two-thirds of the outstanding shares.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND
Service Providers
Adviser
Foresters Investment Management Company, Inc. (“FIMCO”) is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  FIMCO is a wholly owned subsidiary of Foresters Financial Holding Company, Inc. (“FFHC”), and its address is 40 Wall Street, New York, NY 10005.  The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  As of May 1, 2018, FIMCO served as investment adviser to 51 mutual funds or series of funds with total net assets of approximately $13.0 billion as of December 31, 2017.  FFHC and its consolidated subsidiaries engage in a variety of businesses, ranging from investment management to brokerage services and insurance.  FFHC is a subsidiary of The Independent Order of Foresters (“IOF”).  IOF owns all of the voting common stock of FFHC, the parent company of FIMCO, Foresters Financial Services, Inc. and Foresters Investor Services, Inc. and therefore, IOF controls each of these FFHC-affiliated companies.  IOF is a Canadian fraternal benefit society with operations in Canada, the United States and the United Kingdom and its principal business address is 789 Don Mills Road, Toronto, Canada M3C 179.

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”), FIMCO is responsible for supervising and managing each Fund’s investments, determining each Fund’s portfolio transactions and supervising all aspects of each Fund’s operations, subject to review by the Board.  The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.

The Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Board or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act).  The Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Board or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the independent trustees voting in person at a meeting called for the purpose of voting on such approval.

Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee, paid monthly, as set forth below.  Each Fund bears all expenses of its operations other than those assumed by the Adviser or its Underwriter (as defined below) under the terms of its Advisory or Underwriting Agreements.  Fund expenses include, but are not limited to: the advisory fee; Rule 12b-1 fees; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.  The Advisory Agreement provides that FIMCO will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

FIMCO has an Investment Committee composed of the President of FIMCO, the Chief Investment Officer of FIMCO, and FIMCO’s Director of Research and Strategy.  The Investment Committee meets periodically with the portfolio managers of the First Investors Funds to review the performance of each of the Funds, the investment strategies that are being used to manage the Funds and recent additions to and deletions from the portfolios of the Funds.

On behalf of the Funds, an exemption from registration or regulation as a commodity pool operator under the Commodity Exchange Act has been claimed with the Commodity Futures Trading Commission (“CFTC”) under CFTC Regulation 4.5, and the Adviser has claimed the commodity trading adviser exemption under CFTC Regulations 4.14(a)(8) with respect to the Funds.

The Adviser’s annual fee is accrued daily by each Fund, based on the Fund’s net assets, and is allocated daily to each share class based on the net assets of that class of shares in relation to the net assets of the Fund as a whole. Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedules:

Target Funds:
Average Daily Net Assets	Annual Rate
Up to $500 million	0.60%
In excess of $500 million up to $1.0 billion	0.58%
In excess of $1.0 billion up to $1.5 billion	0.56%
Over $1.5 billion	0.54%

Acquiring Fund:
Average Daily Net Assets	Annual Rate
Up to $500 million	0.55%
In excess of $500 million up to $1.0 billion	0.53%
In excess of $1.0 billion up to $1.5 billion	0.51%
Over $1.5 billion	0.49%

For the fiscal year ended December 31, 2017, FIMCO received advisory fees (net of any applicable waiver) of 0.50% of average daily net assets for each Target Fund and 0.55% of average daily net assets for the Acquiring Fund.  The contractual management fee rate for the Acquiring Fund was reduced to 0.55% effective January 31, 2018. During the fiscal year ended December 31, 2017, FIMCO waived advisory fees for each Target Fund in the amount of 0.10% and waived advisory fees for the Acquiring Fund in the amount of 0.05%.  These waivers are not reflected in the “Comparative Fee and Expense Tables” in the subsection for each Proposal above.  Each Fund’s fee waiver is voluntary and may be discontinued at any time without notice.

Information about the portfolio managers who are primarily responsible for overseeing each Fund’s investments is discussed in “All Proposals:  Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” above.  The SAI for the Trust, dated May 1, 2018, which is incorporated by reference into this Proxy Statement, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in approving the Funds’ Advisory Agreements are available in the Funds’ Semi-Annual Report to shareholders for the period ended June 30, 2018.

Subadviser
Green Square serves as the investment subadviser of a portion of the Acquiring Fund pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Green Square is located at 61 Fletcher Street, Winchester, MA 01890.  Green Square was founded in 2016 as a strategic partnership between Green Square Capital Advisors, Boston and Green Square Capital, Memphis. The firm focuses on all aspects of high yield, including portfolio management, analysis, trading restructuring and investment banking. As of December 31, 2017, Green Square managed approximately $315.0 million in assets.

Under the Subadvisory Agreement, Green Square is responsible for managing a portion of the Acquiring Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Green Square a subadvisory fee with respect to a portion of the Acquiring Fund, as set forth below. The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Acquiring Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Acquiring Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that Green Square will not be liable for any error or judgment or for any loss suffered by the Acquiring Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Adviser is responsible for paying Green Square a fee, in accordance with a schedule that is described below, based on the amount of the Acquiring Fund’s daily net assets that is managed by Green Square.  Cash that Green Square does not invest is generally invested by the Adviser.  The Fund assets not managed by Green Square are generally invested by the Adviser. For purposes of calculating the fee to be paid to a Green Square (described below), the Acquiring Fund assets invested by the Adviser are excluded from the Fund’s daily net assets.

The Adviser pays Green Square an annual subadvisory fee on the assets delegated to it, paid monthly, according to the following schedule:

1.	The average daily net assets of First Investors Tax Exempt Income Fund, a separate series of the Trust, and the Acquiring Fund managed by Green Square shall be aggregated;

2.	A blended fee shall then be computed on the sum as if the two Funds were combined using the following schedule:

a. Subadvisory Fees as % of Average Daily Net Assets: 0.40%

3.
The fee payable under the Subadvisory Agreement with respect to each Fund is then computed by multiplying the fee by the ratio of the average daily net assets of each Fund to the sum of the average daily net assets of both Funds that are being managed by the Green Square.

Descriptions of the factors considered by the Boards of Trustees in approving the Acquiring Fund’s Subadvisory Agreement are available in the Funds’ Semi-Annual Report to shareholders for the period ended June 30, 2018.

Information about the portfolio managers who are primarily responsible for overseeing the portion of the Acquiring Fund’s assets invested by Green Square is discussed in “Comparison of Investment Objectives, Policies, Strategies, Advisers and Portfolio Managers” above. The SAI for the Trust, dated May31, 2018, which is incorporated by reference into this Proxy Statement, provides additional information about these portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in a Fund.

The Funds have received an exemptive order from the SEC, which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers that are not affiliated with the Funds or FIMCO without approval of the Funds’ shareholders but subject to the approval of the Board and certain other conditions.  FIMCO has ultimate responsibility, subject to oversight by the Board, and certain other conditions, to oversee the subadvisers and recommend their hiring, termination and replacement.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

Principal Underwriter, Transfer Agent, and Custodian
The Funds are primarily sold to retail investors through their principal underwriter, Foresters Financial Services, Inc. (“Underwriter” or “FFS”), located at 40 Wall Street, New York, New York 10005, which is an affiliate of FIMCO, and both are subsidiaries of the same holding company.  FFS representatives receive compensation for selling First Investors Funds. The Funds also may be sold through unaffiliated broker-dealers and other financial intermediaries, which receive compensation for selling First Investors Funds. The underwriting agreement between each Fund and FFS requires FFS to use its best efforts to sell shares of the Funds, and the shares of each Fund are offered on a continuous basis.  The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Independent Trustees, voting in person at a meeting called for the purpose of voting on such approval.  The Underwriting Agreement will terminate automatically in the event of its assignment.  FFS may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with FFS during a particular period.  Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.

Foresters Investor Services, Inc. (“FIS”), Raritan Plaza I, Edison, NJ 08837, an affiliate of FIMCO and FFS, acts as transfer agent for the Funds and as redemption agent for regular redemptions. FIS provides services to account holders that includes, but is not limited to, opening and closing non-retirement and retirement accounts, transacting purchases, redemptions and exchanges, issuing checks, issuing tax statements, issuing account statements and maintaining records for the Funds.  FIS receives fees from the Funds that are assessed primarily based upon the number and type of accounts that are maintained, or in the case of the Institutional Class shares via an asset based fee, in accordance with a fee schedule that is approved by the Board of the Funds.  In addition, the Funds reimburse FIS for its out-of-pocket costs including, but not limited to, the costs of postage, forms, envelopes, telephone lines and other similar items.  The Transfer Agent’s telephone number is 1 (800) 423-4026.
The Bank of New York Mellon Corp. (“BNY Mellon”), One Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund.  BNY Mellon employs foreign sub-custodians and foreign securities depositories to provide custody of foreign assets.
Independent Registered Public Accounting Firm
The accounts of the Funds are audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108.  Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

Rule 12b-1 Distribution Plan
Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares.  The plans allow each Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of each Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund’s average daily net assets may be paid under its Class B plan as distribution fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, the higher fees for Class A and Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.  Advisor Class shares and Institutional Class shares do not pay Rule 12b-1 fees.
Payments to Financial Intermediaries
When you buy and/or hold Fund shares through a financial intermediary, that financial intermediary typically will receive compensation.  The source of that compensation may include a percentage of the sales load, if any, that you may pay as a shareholder, and/or a percentage of the Rule 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own.  FIMCO and its affiliates (at their own expense) may pay compensation to financial intermediaries for the promotion and sale of the Funds.  In addition, FIMCO and its affiliates and the Funds may pay compensation to financial intermediaries for shareholder-related services, including administrative, sub-transfer agency type, recordkeeping and shareholder communication services.

The amount of compensation paid to different financial intermediaries may differ.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds.  Compensation paid by FIMCO or its affiliates includes amounts from FIMCO’s or its affiliates’ own resources and constitute what is sometimes referred to as “revenue sharing.”

Compensation received by a financial intermediary from FIMCO or an affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating itself and its salespersons with respect to the Funds.  For example, compensation may be paid to make Fund shares available to customers of a platform or similar program sponsor or for services provided in connection with such platforms and programs.  Such compensation also may include reimbursements for expenses incurred in attending educational seminars regarding the Funds, including travel and lodging expenses.  Additionally, it may cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating (registered) sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Funds, FIMCO or an affiliate, and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of the Funds over other potential investments.  The compensation also may cause a financial intermediary to elevate the prominence of the Funds within its organization by, for example, placing it on a list of preferred funds.  You may contact your financial intermediary for details about any such payments it receives from the Funds, FIMCO, or its affiliates, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this prospectus.

Additional Information

For additional information regarding your investment in the Acquiring Fund (and other funds in the First Investors Family of Funds), including: (1) purchase, exchange and redemption information; (2) valuation of Fund shares; (3) account and transaction policies; and (4) information regarding dividends, other distributions and taxes, please see Appendix B.

FINANCIAL HIGHLIGHTS
For the financial highlights tables of the Funds see “Financial Highlights” in Appendix D.  The information in the financial highlights has been derived from, and should be read in conjunction with, the financial statements of the Target Funds and Acquiring Fund and the notes thereto included in those Funds’ Annual Report for the fiscal year ended December 31, 2017 and Semi-Annual Report for the six months ended June 30, 2018, which are incorporated by reference into the SAI, and are available upon request.
VOTING INFORMATION
The following information applies to the Reorganizations of each Target Fund, for which you are entitled to vote.
Record Date and Voting Rights
Shareholders of a Target Fund at the close of business on October 3, 2018 (“Record Date”) will be entitled to be present and vote or provide voting instructions for that Target Fund at the Meeting with respect to their shares as of the Record Date.

Shareholders of record as of the Record Date will be entitled to one vote for each dollar of NAV (number of shares owned times NAV per share) of their respective Target Fund, and each fractional dollar amount will be entitled to a proportionate fractional vote. Regardless of the class of shares they own, shareholders of a Target Fund will vote as a single class on the Reorganization Plan.

The table below shows the number of outstanding shares of each Target Fund as of the Record Date that are entitled to vote at the Meeting.

Outstanding Shares	Class A	Class B	Advisor Class	Institutional Class
Connecticut Fund	2,153,328	11,865	N/A	491
Outstanding Dollar Amounts	Class A	Class B	Advisor Class	Institutional Class

Connecticut Fund	$27,307,077	$150,572	N/A	$6,287

Outstanding Shares	Class A	Class B	Advisor Class	Institutional Class
Massachusetts Fund	1,754,340	13,162	46,132	560
Outstanding Dollar Amounts	Class A	Class B	Advisor Class	Institutional Class
Massachusetts Fund	$19,649,028	$147,131	$518,136	$6,298

Outstanding Shares	Class A	Class B	Advisor Class	Institutional Class
Michigan Fund	1,446,105	494	64,563	552
Outstanding Dollar Amounts	Class A	Class B	Advisor Class	Institutional Class
Michigan Fund	$16,560,382	$5,638	$742,364	$6,326

Outstanding Shares	Class A	Class B	Advisor Class	Institutional Class
Minnesota Fund	1,562,685	1,374	2,092	545
Outstanding Dollar Amounts	Class A	Class B	Advisor Class	Institutional Class
Minnesota Fund	$17,914,726	$15,675	$23,950	$6,255

Outstanding Shares	Class A	Class B	Advisor Class	Institutional Class
North Carolina Fund	1,513,007	1,765	146,456	492
Outstanding Dollar Amounts	Class A	Class B	Advisor Class	Institutional Class
North Carolina Fund	$19,208,651	$22,329	$1,862,986	$6,243

Outstanding Shares	Class A	Class B	Advisor Class	Institutional Class
Ohio Fund	1,657,996	1,798	6,855	527
Outstanding Dollar Amounts	Class A	Class B	Advisor Class	Institutional Class
Ohio Fund	$19,546,285	$21,221	$79,873	$6,284

Outstanding Shares	Class A	Class B	Advisor Class	Institutional Class
Pennsylvania Fund	2,676,100	6,279	39,280	512
Outstanding Dollar Amounts	Class A	Class B	Advisor Class	Institutional Class
Pennsylvania Fund	$33,304,405	$77,493	$489,711	$6,377

Outstanding Shares	Class A	Class B	Advisor Class	Institutional Class
Virginia Fund	3,275,324	7,551	8,843	501
Outstanding Dollar Amounts	Class A	Class B	Advisor Class	Institutional Class
Virginia Fund	$40,946,441	$93,650	$110,320	$6,308
A list of shareholders who owned of record five percent (5%) or more of the shares of a class of a Target Fund and the Acquiring Fund as of the Record Date is set forth in Appendix C to this Proxy Statement. As of April 12, 2018, the Trustees and Officers, as a group, owned less than 1% of Class A, Class B, Advisor Class or Institutional Class shares of the Target Funds and the Acquiring Fund.

Required Shareholder Vote

Approval of the Reorganization Plan will require the affirmative vote of the holders of a “majority of the outstanding voting securities” as such term is defined in the 1940 Act (“Investment Company Act Majority”) of each Target Fund entitled to vote on the Reorganization Plan.  For this purpose, a vote of the holders of a “majority of the outstanding voting securities” of a Target Fund means the lesser of either (1) the affirmative vote of 67% or more of the shares of a Target Fund present at the Meeting if the holders of more than 50% of the outstanding Target Fund shares are present or represented by proxy, or (2) the affirmative vote of the holders of more than 50% of the outstanding shares of a Target Fund.

How to Vote
Please indicate your voting instructions on the enclosed proxy card, sign and date the card, and return the card by mail in the postage-paid envelope provided.  If you own shares of more than one Target Fund, you will receive a proxy card for each Target Fund in which you own shares. Please vote each proxy card.  If you sign, date and return the proxy card but give no voting instructions, your shares will be voted “FOR” the Reorganization Plan.

As an alternative to voting the proxy card by mail, you may vote online via the internet, by automated touchtone, by phone with a proxy voting representative or in person.  To vote on the internet, please follow the instructions listed on the proxy card.  To vote by automated touchtone or by phone with a proxy voting representative, please call the toll-free number listed on the proxy card.  Any shareholder proposal submitted to a vote at the Meeting may be voted only in person or by written proxy.  If we have not received your voting instructions by October 22, 2018, AST Fund Solutions, LLC or we may contact you again for your vote.

Notice to Corporations and Partnerships:  Proxy cards submitted but not signed by the appropriate persons as set forth in the voting instructions on the proxy cards will not be voted.

Proxies
The individuals named as proxies will vote in accordance with your directions as indicated thereon if your proxy card is received and has been properly executed.  If your proxy card is properly executed and you give no voting instructions, your shares will be voted “FOR” the Reorganization Plan.  The duly appointed proxies may, in their discretion, vote upon such other matters as may properly come before the Meeting.

You may revoke your proxy at any time before it is voted by: (1) delivering a written revocation to the Secretary of the First Investors Family of Funds that is received by the Secretary at or prior to the Meeting; (2) forwarding to the Secretary of the First Investors Family of Funds a later-dated proxy card that is received by the Secretary at or prior to the Meeting; (3) attending the Meeting and voting in person; or (4) using any other means authorized by the Board for authorizing the proxy to act.
Quorum and Adjournments

The presence, in person or by proxy, of at least one-third of the outstanding shares of a Target Fund entitled to vote at the Meeting will constitute a quorum for the transaction of business at the Meeting with respect to that Target Fund.  If a quorum is not established at the Meeting or if sufficient votes in favor of the proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting to permit further solicitation of proxies.  The  proxies will vote those proxies that they are entitled to vote in favor of the Reorganizations in favor of such an adjournment, and will vote those proxies required to be voted against the Reorganizations against such adjournment.  Any adjournment or postponement will require the affirmative vote of a majority of the shares voted in person or by proxy at the session of the Meeting to be adjourned.

Effect of Abstentions and Broker “Non-Votes”

Abstentions and broker non-votes (shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the persons entitled to vote and either (1) the broker or nominee does not have discretionary voting power or (2) the broker or nominee returns the proxy but expressly declines to vote on a particular matter) will be counted as shares present for purposes of determining whether a quorum is present but will not be voted “FOR” or “AGAINST” any adjournment.  Therefore, abstentions and broker non-votes will have no effect on the outcome of a vote on adjournment.  Abstentions and broker non-votes also will not be counted as votes cast for purposes of determining whether sufficient votes have been received to approve the Reorganization Plan.  Accordingly, abstentions and broker non-votes effectively will be a vote “AGAINST” the Reorganization Plan, since the required vote is an Investment Company Act Majority of a Target Fund.

Proxy Solicitation

In addition to the solicitation of proxies and voting instructions by mail, officers and agents of the Trust and employees of FIMCO and its affiliates, without additional compensation, may solicit proxies by telephone, fax, the internet or other permissible means.
The costs associated with the Proxy Statement, including preparation of the Reorganization Plan and Proxy Statement, printing, distribution and the proxy solicitation costs will be borne by the Target Funds.  Brokers, custodians, nominees and fiduciaries will be reimbursed for the reasonable out-of-pocket expenses incurred by them in forwarding solicitation material to the beneficial owners of shares held of record by such persons.  In addition, AST Fund Solutions, LLC has been engaged to provide shareholder meeting services, including the distribution of this Proxy Statement and related materials to shareholders as well as vote solicitation and tabulation, at an estimated cost of approximately $38,702.
Other Business
The Board does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement.  If other business properly comes before the Meeting, the proxyholders will vote thereon in accordance with their best judgment.

Next Meeting of Shareholders
The Target Funds do not hold regular meetings of shareholders.  Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.  Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting of shareholders should send their written proposals to the Secretary of the First Investors Family of Funds, 40 Wall Street, New York, NY 10005.  Submission of a proposal does not necessarily mean that the proposal will be included.

“Householding”
It is the policy of the Target Funds to mail only one copy of this Proxy Statement to all shareholders who share a single address and share the same last name. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after the Funds’ receipt of the revocation. It is the policy of the Funds to mail confirmations and account statements separately to each shareholder who shares the same mailing address. The Funds will, however, mail quarterly statements for different shareholders who share the same mailing address in one envelope if each shareholder consents to this procedure. The Funds are not responsible for any losses that result from your use of this procedure. You may request that separate copies of these disclosure documents be mailed to you by writing to the Fund’s transfer agent at:  Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at: 1 (800) 423-4026.

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APPENDIX A
PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by FIRST INVESTORS TAX EXEMPT FUNDS, a Delaware statutory trust (“Trust”), on behalf of each of its segregated portfolio of assets (“series”) listed on Schedule A attached hereto (each, a “Target”) and First Investors Tax Exempt Opportunities Fund, also a series thereof (“Acquiring Fund”) (each Target and Acquiring Fund is sometimes referred to herein as a “Fund.”)  Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, actions, and obligations (collectively, “Obligations”) of and by each Fund contained herein shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Trust on its behalf, and (3) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Trust of its Obligations set forth herein.
The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, (2) is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, which registration is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A.  Each Fund is a duly established and designated series thereof.
The Trust wishes to effect eight reorganizations, each described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Plan to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under the Code (“Regulations”)).  Each reorganization will consist of (1) the transfer of all of a Target’s assets to Acquiring Fund in exchange solely for the issuance to that Target of shares of beneficial interest (“shares”) in Acquiring Fund and Acquiring Fund’s assumption of all of that Target’s liabilities, (2) the distribution of those shares pro rata to that Target’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) that Target’s termination as a series of the Trust and dissolution under Delaware law (all the foregoing transactions involving each Target and Acquiring Fund being referred to herein collectively as a “Reorganization”), all on the terms and conditions set forth herein.  The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization.  (For convenience, the balance hereof, except paragraphs 5 (second sentence) and 6, refers only to a single Reorganization and one Target, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein and their shareholders.)
The Trust’s Amended and Restated Trust Instrument effective as of November 19, 2015 (“Instrument”), permits it to vary its shareholders’ investment.  The Trust does not have a fixed pool of assets ‑‑ each series thereof (including each Fund) is a managed portfolio of securities, and Foresters Investment Management Company, Inc., the Trust’s investment adviser (“Adviser”), has the authority to buy and sell securities for it.  The Trust believes, based on its review of each Fund’s investment portfolio, that Target’s portfolio holdings are generally consistent and compatible with Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”) and that, as a result, all or substantially all of Target’s assets can be transferred to and held by Acquiring Fund.
The Trust’s board of trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted this Plan, approved the transactions contemplated hereby, and authorized performance hereof on each Fund’s behalf and consummation of the Reorganization by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.
Target’s issued and outstanding shares are divided into four classes of shares, designated Class A shares, Class B shares, Advisor Class shares, and Institutional Class shares (“Target Class A Shares,” “Target Class B Shares,” “Target Advisor Class Shares,” and “Target Institutional Class Shares,” respectively, and collectively,

“Target Shares”).  Acquiring Fund’s issued and outstanding shares also are divided into four classes of shares, designated Class A shares, Class B shares, Advisor Class shares, and Institutional Class shares (“Acquiring Fund Class A Shares,” “Acquiring Fund Class B Shares,” “Acquiring Fund Advisor Class Shares,” and “Acquiring Fund Institutional Class Shares,” respectively, and collectively, “Acquiring Fund Shares”).  The rights and obligations of the Funds’ similarly designated classes of shares are identical to each other.
1. PLAN OF REORGANIZATION AND TERMINATION
1.1. Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund.  In exchange therefor, Acquiring Fund shall --
(a)  issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) (1) Acquiring Fund Class A Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Target Class A Shares outstanding at the Effective Time (as defined in paragraph 3.1) by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of an Acquiring Fund Class A Share,  (2) Acquiring Fund Class B Shares determined by dividing the Target Value attributable to the then outstanding Target Class B Shares by the NAV of an Acquiring Fund Class B Share, (3) Acquiring Fund Advisor Class Shares determined by dividing the Target Value attributable to the then outstanding Target Advisor Class Shares by the NAV of an Acquiring Fund Advisor Class Share, and (4) Acquiring Fund Institutional Class Shares determined by dividing the Target Value attributable to the then outstanding Target Institutional Class Shares by the NAV of an Acquiring Fund Institutional Class Share; and
(b)  assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).
Those transactions shall take place at the Closing (as defined in paragraph 3.1).
1.2 The Assets shall consist of all assets and property of every kind and nature ‑‑ including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records ‑‑ Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses (other than unamortized organizational expenses, if any) shown as assets on Target’s books at that time.
1.3 The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to herein.  Notwithstanding the foregoing, Target will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.
1.4 If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of (a) its “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) its “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, plus (c) the excess of (1) its interest income excludable from gross income under section 103(a) over (2) its deductions disallowed under sections 171(a)(2) and 265, for that year through that time, then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all or substantially all of that income and gain ‑‑ and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively ‑‑ for all federal income tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under sections 852 or 4982 for the current or any prior tax periods.

1.5 At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then held of record and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations).  That distribution shall be accomplished by the Trust’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the names of the Shareholders (other than Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Fund Shares to those newly opened and existing accounts.  Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Target Class A Shares shall be credited with the respective pro rata number of full and fractional Acquiring Fund Class A Shares due that Shareholder, the account for each Shareholder that holds Target Class B Shares shall be credited with the respective pro rata number of full and fractional Acquiring Fund Class B Shares due that Shareholder, and so on).  The aggregate NAV of Acquiring Fund Shares of each class to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares of the corresponding class that Shareholder owns at the Effective Time.  All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records.  Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.
1.6 Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.  In furtherance of the foregoing, after the Effective Time, the Trust shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns and forms, including any Forms 1099, required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
1.7 After the Effective Time, Target shall not conduct any business except in connection with its termination.  As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5 ‑‑ as provided there, on making that distribution Target’s liquidation shall be complete for federal tax purposes ‑‑ but in all events within six months after the Effective Time, (a) Target shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions required by applicable law, and otherwise necessary and proper, to effect that termination and Target’s dissolution.
1.8 Any transfer taxes payable on issuance and transfer of Acquiring Fund Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof as a condition of that transfer.
2. VALUATION
2.1 For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information (“Pro/SAI”) and valuation procedures established by the Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.
2.2 For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Fund Shares shall be computed at the Valuation Time using the Valuation Procedures.
2.3 All computations pursuant to paragraphs 2.1 and 2.2 (a) shall be made (1) by or under the direction of Adviser, in its capacity as the Trust’s administrator, or (2) in the case of securities subject to fair valuation, in accordance with the Valuation Procedures, and (b) shall be subject to confirmation by Tait, Weller & Baker LLP, the Trust’s independent registered public accounting firm (“Tait”).

3. CLOSING AND EFFECTIVE TIME
3.1 Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on December 14, 2018, or a later date the Trust determines (“Effective Time”).  If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Fund’s net assets and/or the NAV per share of any class of Acquiring Fund Shares is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored.  The Closing shall be held at the Trust’s offices or at another place the Trust determines.
3.2 The Trust shall direct the custodian of its assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) Acquiring Fund’s books immediately after the Closing will reflect the Assets transferred by Target to Acquiring Fund plus any existing assets of Acquiring Fund prior to the Closing.
3.3 The Trust shall direct its transfer agent to deliver at or immediately after the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional outstanding shares in each class of Target Shares each Shareholder owns and which of those shares are represented by outstanding certificates and which by book-entry accounts, (c) the dividend reinvestment and basis determination method elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Target with respect to each Shareholder, all at the Effective Time.
3.4. The Trust shall direct its transfer agent to deliver (a) at the Closing, a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Fund Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Fund’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to (1) the opening of accounts on those records in the names of the Shareholders (other than Shareholders in whose names accounts thereon already exist) and (2) the crediting thereto of the Acquiring Fund Shares due each such Shareholder pursuant to paragraph 1.5.
4. CONDITIONS PRECEDENT
4.1 The Trust’s obligation to implement this Plan on Acquiring Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:
(a) At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);
(b) The Trust, with respect to Target, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law or the Instrument or the Trust’s Bylaws (as amended November 19, 2015) (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound;

(c) At or before the Effective Time, either (1) all material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (2) provision for discharge, and/or Acquiring Fund’s assumption, of any liabilities of Target thereunder will be made, without either Fund’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;
(d) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Trust’s ability to consummate the transactions contemplated hereby;
(e) Since December 31, 2017, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date the indebtedness was incurred; for purposes of this subparagraph, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;
(f) All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;
(g) Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Target has declared and paid to its shareholders the dividend(s) and/or other distribution(s), if any, required to be declared and paid pursuant to paragraph 1.4; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;
(h) Target is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(g); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; and from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (i) for the purpose of satisfying Acquiring Fund’s Investment Criteria or (ii) for any other reason except in the ordinary course of its business as a RIC and (2) has not changed, and will not change, its historic investment policies;
(i) At the Effective Time, (1) at least 33⅓% of Target’s portfolio assets -- including, for these purposes, a proportionate share of the portfolio assets of any RIC (including an exchange-traded fund that is a RIC) in which Target invests -- will meet Acquiring Fund’s Investment Criteria, (2) Target will not have altered its portfolio in connection with the Reorganization to meet that 33⅓% threshold, and (3) Target will not have modified any of its Investment Criteria as part of the plan of reorganization, for purposes of section 1.368-1(d)(2) of the Regulations;
(j) To the best of the Trust’s management’s knowledge, there is no plan or intention by Target’s shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that is less than 50% of the current number of Target Shares outstanding;
(k) During the five-year period ending at the Effective Time, neither Target nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”), without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (1) acquired Target Shares with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Target Shares except for (i) normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and (ii)  other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;
(l) Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;
(m) Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));
(n) Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of that value is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Target invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose; and
(o) All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares.
4.2 The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a) No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization; and Acquiring Fund will not pay cash in lieu of fractional Acquiring Fund Shares in connection with the Reorganization;
(b) The Trust, with respect to Acquiring Fund, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law or the Governing Documents or any Undertaking to which the Trust, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound;
(c) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and the Trust, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund’s business or the Trust’s ability to consummate the transactions contemplated hereby;
(d) Since December 31, 2017, there has not been any material adverse change in Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Acquiring Fund’s NAV due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund’s liabilities, or the redemption of Acquiring Fund Shares by its shareholders will not constitute a material adverse change;
(e) All Returns of Acquiring Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Fund (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;
(f) Acquiring Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Fund has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Fund has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Fund will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(g) Acquiring Fund is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; and following the Reorganization, Acquiring Fund will continue, and has no plan or intention to change, that line of business;
(h) At the Effective Time, Acquiring Fund (1) will not have modified any of its Investment Criteria as part of the plan of reorganization and (2) will not have any plan or intention to change any of its Investment Criteria after the Reorganization;
(i) Following the Reorganization, Acquiring Fund will (1) continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of a significant part of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;
(j) Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;
(k) Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization, except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Fund or any person Related to it have any plan or intention at the Effective Time to acquire or redeem any Acquiring Fund Shares issued in the Reorganization ‑‑ either directly or through any transaction, agreement, or arrangement with any other person ‑‑ except for redemptions Acquiring Fund will make as such a series pursuant to section 22(e) of the 1940 Act;
(l) Before or in the Reorganization, neither Acquiring Fund nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Target Shares with consideration other than Acquiring Fund Shares;
(m) Acquiring Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));
(n) There is no plan or intention for Acquiring Fund to be terminated, dissolved, or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;
(o) Assuming satisfaction of the condition in paragraph 4.1(n), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of that value will be invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Acquiring Fund invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose; and
(p) Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares; and the Acquiring Fund Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by the Trust.

4.3 The Trust’s obligation to implement this Plan on each Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:
(a) No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for the Trust’s adoption and performance hereof, on either Fund’s behalf, except for (1) the Trust’s filing with the Commission of (i) a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, including therein a Combined Prospectus and Proxy Statement (“Proxy Statement”), and any supplement or amendment thereto (“Registration Statement”), (ii) a post-effective amendment to its registration statement on Form N-1A with respect to Acquiring Fund, and (iii) any supplement(s) or other amendment(s) to the latter registration statement required in connection with the Reorganization, and (2) consents, filings, and orders that have been made or received or may be required after the Effective Time;
(b) The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;
(c) The Trust’s management (1) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person Related to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person Related to Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares in Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;
(d) Target’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;
(e) The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;
(f) At the Effective Time, there will be no intercompany indebtedness existing between the Funds that was issued, acquired, or settled at a discount;
(g) Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions pursuant to section 22(e) of the 1940 Act and (2) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;
(h) None of the compensation, if any, received by or to be paid to any Shareholder who or that is a trustee of the Trust or an employee of or service provider to Target will be separate consideration for, or allocable to, any of that Shareholder’s Target Shares; none of the Acquiring Fund Shares any such

Shareholder receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(i) Immediately after the Reorganization, the Shareholders will not own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Fund;
(j) No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, Adviser, or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Target or any of its shareholders with the intention that that cash or property be used to pay any expenses (even Reorganization Expenses) thereof;
(k) There will be no dissenters to the Reorganization under the applicable provisions of Delaware law;
(l) The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax);
(m) The principal purpose of Acquiring Fund’s assumption of the Liabilities is a bona fide business purpose and is not avoidance of federal income tax on the transaction;
(n) All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;
(o) At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;
(p) The Trust shall have called and held a meeting of Target’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”); and this Plan shall have been approved at that meeting (including any adjournment(s) or postponement(s) thereof);
(q) On the effective date of the Registration Statement, at the time of the Shareholders Meeting, and at the Effective Time, the Pro/SAI shall conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder;

(r) The Trust shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, which Counsel may treat as representations and warranties the Trust made to it, may assume the truthfulness and completeness of all statements in the introductory unnumbered paragraphs hereof, and may rely as to factual matters, exclusively and without independent verification, on those representations and warranties (and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel) and statements (collectively, “Representations”).  The Tax Opinion shall be substantially to the effect that ‑‑ based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance herewith (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) ‑‑ for federal income tax purposes:
(1) Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(C)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));
(2) Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;
(3) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;
(4) Acquiring Fund’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);
(5) A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and
(6) A Shareholder’s aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares; and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds the latter as capital assets at the Effective Time.
Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.
5. EXPENSES
All fees payable to governmental authorities for the registration or qualification of the Acquiring Fund Shares distributable hereunder and all transfer agency costs related thereto shall be paid by Acquiring Fund, while Target shall bear all brokerage or similar expenses incurred by it or for its benefit in connection with the Reorganization.  Each Target also shall bear (a) its own costs of printing copies of the Proxy Statement and any related documents to be mailed to its shareholders and associated solicitation, mailing, and other costs, and (b) one-eighth of all other Reorganization Expenses of all eight Reorganizations, including legal and accounting fees and disbursements in connection with the Reorganizations and any other expenses common to all the Targets.”  Notwithstanding the foregoing, an expense shall be paid by the Fund directly incurring it if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6. TERMINATION
The Board may terminate or delay this Plan with respect to the Reorganization of any Target and may abandon or postpone the transactions contemplated hereby involving any Target, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for that Target or Acquiring Fund.
7. AMENDMENTS
The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval hereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.
8. MISCELLANEOUS
8.1 This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.
8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Funds’ behalf) and its successors and assigns any rights or remedies under or by reason hereof.
8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Funds but are only binding on and enforceable against the Trust’s property attributable to and held for the benefit of each respective Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof.  The Trust, in asserting any rights or claims hereunder on either Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the Trust or to those trustees, officers, or shareholders.
8.4 Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

Adopted April 19, 2018

Schedule A
Targets
First Investors Connecticut Tax Exempt Fund
First Investors Massachusetts Tax Exempt Fund
First Investors Michigan Tax Exempt Fund
First Investors Minnesota Tax Exempt Fund
First Investors North Carolina Tax Exempt Fund
First Investors Ohio Tax Exempt Fund
First Investors Pennsylvania Tax Exempt Fund
First Investors Virginia Tax Exempt Fund

APPENDIX B

SHAREHOLDER INFORMATION

(References to the “Fund” in this Appendix are to the Acquiring Fund)

How and when does the Fund price its shares?

The share price (which is called “net asset value” or “NAV” per share) for the Fund normally is calculated as of the regularly scheduled close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is scheduled to be open (“Business Day”).  Shares of the Fund normally will not be priced on the days on which the NYSE is scheduled to be closed for trading, such as on most national holidays and Good Friday.  In the event the NYSE closes early, the share price normally will be determined as of the time of the closing.  To calculate the NAV, the Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of each share class will generally differ because they have different expenses.

The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the time as of which the NAV is calculated (collectively, “current market values”).

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the NAV is calculated, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.  The Fund may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the time as of which the NAV is calculated, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the time as of which the NAV is calculated, including issuer-specific news; general market movements; sector movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, the Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

How do I open an account?

You can open an account through a representative of the Fund’s principal underwriter, Foresters Financial Services, Inc. (“FFS”), or any other broker-dealer, insurance company, third party administrator or other financial intermediary that is authorized to sell the Fund (collectively, your “Representative”).  It is generally the Fund’s policy to open accounts only for an individual who is a U.S. citizen or U.S. resident alien; a partnership, corporation, company, or association created or organized in the U.S. or under the laws of the U.S. or any U.S. state, an estate (other than a foreign estate); or a domestic trust.  Accounts may be established through a variety of different registration options, including individual, joint and trust registrations.  Shares that you purchase through a financial intermediary may be held in your account with that firm.  Your Representative may help you complete the necessary paperwork to open a new account.  Your Representative will transmit your request to the Fund and may charge you a fee for this service.  Please contact your Representative for more information on how to open an account.

The Fund offers several different share classes.  Each share class has its own investment eligibility criteria, fees, expenses and other features.  Not all share classes may be available to you.  When deciding which share class to invest in, you should consider the amount you plan to invest, the fees and expenses for each share class and any sales charge discounts or waivers which may be available to you.  Your Representative can assist you in determining which share classes are available to you.  You should consider any other fees and/or charges your Representative may charge you in addition to the fees and/or charges disclosed in this prospectus.  The various types of registrations and additional information about sales charge waivers and discounts (discussed below) are described in the Fund’s Statement of Additional Information (“SAI”).  The SAI is available free of charge by calling 1 (800) 423-4026, by visiting our website at www.foresters.com or by visiting the SEC’s website at www.sec.gov.

Investors investing in the Fund through a financial intermediary should consult with their financial intermediary for information regarding investment minimums, how to purchase and redeem shares, and applicable fees.  If you establish an account through a financial intermediary, the investment minimums described in this prospectus may not apply.  As discussed above, your financial intermediary also may charge fees that are in addition to those described in this prospectus.

Federal law, including the USA PATRIOT Act, requires all financial institutions to obtain, verify and record information that identifies each person who opens an account, and in certain circumstances, the beneficial owner(s) of legal entity customers and a person with significant responsibility to control, manage or direct a legal entity customer.  Therefore, if you are a new customer, you will be asked to provide certain information before your account may be opened, including your name, residential street address, date of birth, social security or other taxpayer identification number, citizenship status and other information that will allow you to be identified.  You may also be asked to provide certain government issued documents, such as your driver’s license or passport, or other identifying documents.  In certain circumstances, this information may be obtained and verified with respect to the beneficial owner(s) of legal entity customers, a person with significant responsibility to control, manage, or direct a legal entity customer, and any person authorized to effect transactions in an account.  The Fund and your financial intermediary may reject your new account application if the required identifying information is not provided.

In addition to the identifying requirements described above, if the Fund is unable to verify your identity or the identity of any of the other aforementioned persons associated with your account to their satisfaction within 60 days of opening your account, the Fund will restrict most types of investments in your account.  The Fund reserves the right to liquidate your account at the current net asset value if the Fund has not been able to verify your identity or the identity of any of the other aforementioned persons associated with your account within 90 days of opening the account or if the Fund has questions concerning the purpose of the account that have not been adequately explained.  The Fund may, in its sole discretion, refuse to establish, restrict or liquidate your account without waiting for the prescribed periods if the Fund believes for any reason that a more timely resolution is necessary or appropriate.  The Fund is not responsible for any loss that may occur and the Fund will not refund any sales charge or contingent deferred sales charge (“CDSC”) that you may incur as a result of their decision to liquidate an account.

Moreover, the identity verification policies and procedures described above will also apply to certain changes to the aforementioned persons associated with some existing accounts that include but may not be limited to, those for legal entity customers.

What share classes are offered by the Fund?

Not all classes of shares of the Fund may be available in all jurisdictions.

Class A shares:  Class A shares of the Fund are available to all investors.  Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge.  The sales charge declines with the size of your purchase, as illustrated in the Class A shares chart that can be found in the section of this prospectus titled “What are the sales charges?”.  Class A shares sold without a sales charge may in some circumstances be subject to a CDSC, which is also described in the Class A shares chart.

The minimum account size for a Class A account is $1,000 for a non-retirement account and $500 for a traditional individual retirement account (“IRA”) or Roth IRA.  The Fund offers lower initial minimum investment requirements for certain types of Class A accounts and may waive the minimum account requirements if you maintain a systematic investment program.  There is no minimum investment requirement for Class A shares that are purchased as part of a fee-based advisory program sponsored or maintained by a financial intermediary such as a registered investment advisor or for certain retirement plan service provider platforms.  Class A shares of the Fund charge a Rule 12b-1 fee of 0.30%.

Class B shares:  Class B shares of the Fund are sold at net asset value without any initial sales charge with the same minimum account sizes as Class A shares.  However, you generally pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated in the Class B shares chart that can be found in the section of this prospectus titled “What are the sales charges?”.  Class B shares convert to Class A shares after 8 years.  As a matter of policy, FFS does not permit its Representatives to recommend Class B shares of any funds, including the First Investors Funds.  Class B shares of the Fund charge a Rule 12b-1 fee of 1.00%.

Advisor Class shares:  Advisor Class shares of the Fund are available to fee-based advisory programs sponsored or maintained by a financial intermediary such as a registered investment advisor who invests at least $100,000 in the aggregate in the Fund.  The Fund may accept, in its sole discretion, investments in Advisor Class shares from purchasers not listed above.  Advisor Class shares require a minimum initial investment of $1,000 per Fund account.  The Fund reserves the right to waive the minimum initial account size requirement for Advisor Class shares in certain cases.  Advisor Class shares of the Fund are sold at the net asset value and do not charge Rule 12b-1 fees.

Institutional Class shares:  Institutional Class shares of the Fund are available to eligible investors.  Eligible investors may include corporations, registered investment companies, trust companies, endowments and foundations.  Institutional Class shares may also be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter to offer such shares solely when acting as an agent for the investor.  The Fund may accept, in its sole discretion, investments in Institutional Class shares from purchasers not listed above.  Eligible investors must make a minimum initial investment of $2,000,000 per Fund account.  The Fund reserves the right to waive the minimum initial account size requirement for Institutional Class shares in offered through brokerage and retirement plan service providers.  Institutional Class shares of the Fund are sold at the net asset value and do not charge Rule 12b-1 fees and are not subject to third-party sub-transfer agency or record-keeping fees at the Fund level.

An investor transacting in the Institutional Class shares through a financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary in an amount determined and separately disclosed to the investor by the financial intermediary.  The Fund also offers other share classes with different fees and expenses.

What about accounts with multiple owners or representatives?

The following applies with respect to accounts opened with the Fund.  If you purchased or hold shares through a financial intermediary, the following policies may not apply.  Please contact your financial intermediary for additional information.

If you open an account that has more than one legal owner or legal representative, the Fund will accept oral or written instructions of any type without limitation from any one of the owners or representatives as long as the account has telephone privileges and a signature guarantee is not required or requested by us pursuant to the Fund’s policies to process the transaction.  For example, if you open a joint account, any one of the joint tenants may, acting alone and without the consent of the other joint tenants, give the Fund instructions, by telephone or in writing, to (a) redeem shares to the address of record for the account, (b) redeem shares to a pre-designated bank account that may not be owned by you, (c) exchange shares, (d) exchange shares into a joint money market fund account that has check-writing privileges that can be used by any one owner, and (e) change the address of record on the account.  The Fund (and its affiliates) has no liability for honoring the instructions of any one joint owner; it has no responsibility for questioning the propriety of instructions of any one joint owner; and it has no obligation to notify joint tenants of transactions in their account other than by sending a single confirmation statement to the address of record or by electronic delivery (if elected).  The principle of “notice to one is notice to all” applies.  Thus, to the extent permitted by law, the Fund is legally considered to have fulfilled all of their obligations to all joint tenants if they fulfill them with respect to one of the joint tenants.  If you open or maintain a joint account, you consent to this policy.

Similarly, in the case of an account opened for a trust, a partnership, a corporation, or other entity, it is the policy of the Fund to accept oral or written instructions from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide the Fund with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  The Fund has no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to it or not, to determine if they contain any restrictions on the authority of any one authorized person to provide instructions or to control the account.  The Fund may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account or by electronic delivery (if elected).  The Fund has no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

If you do not want any one registered owner or representative on your account to have such flexibility and authority, you must instruct the Fund that you do not authorize it to accept instructions from less than all owners or representatives.  You should be aware that this could cause you to incur delays, potential market losses, and additional expenses.  You should also be aware that written instructions signed by all owners or representatives may be required to establish certain privileges and for any transaction for which a signature guarantee is required or requested by us under the Fund’s policies.  The Fund reserves the right to change its policies concerning accounts with multiple owners or representatives without prior notice.

How do I make subsequent transactions?

Shareholders may make additional purchases in any dollar amount into accounts that have a broker-dealer of record.  The following describes how you can make such subsequent transactions if your account is registered in your name with our transfer agent and your financial intermediary does not control your account.  If you purchased shares of the Fund through a financial intermediary or your account is controlled by your financial intermediary, or if your shares are held in an omnibus account, you must contact your Representative or financial intermediary for information concerning how to effect transactions in the Fund’s shares or to determine if you are eligible to use the exchange policies described in this section, since the Fund can only accept instructions from your financial intermediary.  Your financial intermediary is responsible for transmitting your purchase or sale request to the Fund in proper form and in a timely manner, and may charge you a fee for this service.

1.  Contact your Representative.

After you have opened your account, you can buy additional shares of the Fund or other Funds in the First Investors fund family, redeem shares, or exchange shares into our other Funds by contacting your Representative.  He or she will handle your transaction for you and tell you what paperwork, if any, is required.  Written signature guaranteed instructions and other paperwork may be required for certain types of transactions.  See the Signature Guarantee Policies and other requirements below.

2.  Contact the Fund directly through its transfer agent.

You can also buy (provided your account has a broker-dealer of record), sell, or exchange shares of the Fund by contacting the Fund directly through its transfer agent, Foresters Investor Services, Inc. (“FIS”), Raritan Plaza I, Edison, NJ 08837-3620 or by telephone at 1 (800) 423-4026.  You can generally request redemptions or exchanges either by telephone, if you have telephone privileges, or in writing.  You can also request your account be rebalanced among several Funds.  A rebalance is a series of exchanges which may be requested in writing.  Certain redemptions may not be transacted by telephone because they require a signature guarantee under the Signature Guarantee Policies, require account specific paperwork, or are not eligible for telephone redemption.  The Fund does not generally accept transaction instructions via e-mail, or other electronic means.

To confirm that telephone instructions received from account owners are genuine, the Fund’s transfer agent records each telephone call, asks the caller for information to verify his or her identity and authority over the account (such as the account registration, account number, address of record, and last four digits of the owner’s social security number or the owner’s personal identification number), and sends a confirmation of each transaction to the address of record or by electronic delivery (if elected).  The Fund and its transfer agent are not liable for acting on telephone instructions as long as they reasonably believe such instructions to be genuine and the procedures that they use to verify the caller’s identity and authority are reasonable.

Telephone privileges are automatically granted to all new customers.  It is your responsibility to decline telephone privileges if you do not want them.  You may decline telephone privileges by notifying the Fund’s transfer agent that you do not want them.  This will not affect your ability to place telephone orders through your Representative.  However, declining telephone privileges will prevent you from effecting transactions directly through the Fund by telephone.  This may cause you to incur delays, potential market losses, and costs.  Additional information about telephone privileges is included in the Fund’s SAI.

3.  Signature Guarantee Policies and Other Requirements.

The Fund requires written instructions signed by all owners with a signature guarantee from a financial institution that is a member of the Securities Transfer Agents Medallion Program for: all redemption requests over $100,000, except for redemptions made via draft check; redemption checks made payable to any person(s) other than the registered shareholder(s) excluding those which are made payable to a corporate affiliate of FIMCO for the benefit of the registered shareholder(s); redemption checks mailed to an address other than the address of record; and for redemptions to the address of record when the address of record has changed within thirty (30) days of the request (unless the written address change request was signed by all owners and signature guaranteed).  The Fund may also require signature guarantees to establish or amend certain account privileges or services and in certain other situations.  These are described in the Fund’s SAI.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to confirm legal authority over the account, unless they are already on file.  For example, the Fund requires a Certificate of Authority to be on file before they will honor a request for redemption for an account established for a partnership, corporation, or trust.  Similarly, the Fund requires official records, such as death certificates and letters testamentary or court orders, before honoring redemptions of accounts registered to decedents or wards under guardianships or conservatorships.  If the Fund is being asked to redeem a retirement account and transfer the proceeds to another financial institution, it may also require a Letter of Acceptance from the successor custodian and for a 403(b) or 457 account, the signature of your employer or third-party administrator.  The Fund’s transfer agent may, in its discretion, waive certain requirements for redemptions.

Exchanges may only be made into the same class of shares of another First Investors Fund owned by the same customer that is available for sale to the customer.  An exchange will be processed at the relative NAVs of the shares involved and any CDSC on the shares being exchanged and the holding period used to calculate the CDSC will carry over to the new shares.  There is no sales charge on an exchange.  However, since an exchange of Fund shares is a redemption of shares of the Fund and a purchase of shares of another First Investors Fund, it may create a gain or loss for federal income tax purposes.  Additional information regarding how to purchase, redeem and exchange shares of the Fund is included in the Fund’s SAI.  Under certain circumstances, the Fund may permit conversion from, or may convert, one class of shares to another class of shares within the Fund.  A conversion between share classes in the Fund is a nontaxable event.  The Fund reserves the right to change its Signature Guarantee Policies and other policies without prior notice.

How are transactions processed?

If a purchase, redemption or exchange order is received in good order by the Fund’s transfer agent at its offices in Edison, NJ by the time as of which the NAV is calculated, it will be priced at that day’s NAV plus any applicable sales charge for a purchase (“offering price”) or minus any applicable CDSCs for a redemption.  If you place your order with your Representative by the time as of which the NAV is calculated, your transaction will also be priced at that day’s offering price provided that your order is received by our transfer agent in the Edison, NJ offices by our processing deadline.  Orders placed after the time as of which the NAV is calculated, or received in our Edison, NJ offices after our processing deadline, will be priced at the next Business Day’s offering price.

For a purchase to be in good order, the class of shares you are requesting to purchase must be available to you, the Fund you are purchasing must be eligible for sale in your state of residence, all required paperwork must be completed (in the instance of 403(b), 457(b), estate, certain legal entity customers and trust accounts, verifications must be completed to our satisfaction), and payment must be received. For a redemption to be in good order, your written redemption request must include: the name of the Fund; your account number; the dollar amount, number of shares or percentage of the account you want to redeem; share certificates (if they were issued to you); the requisite signatures of the account owner(s) or authorized person(s) in accordance with our policies; signature guarantees, if required; appropriate distribution form or other applicable document(s) for retirement accounts and ESAs;  and other supporting documentation, as required. For an exchange request to be in good order, your written request must include: your account number and the name of the Fund you want to exchange out of; the dollar amount, number of shares or percentage of the account you want to exchange; share certificates (if they were issued to you); the name of the Fund you wish to exchange into as well as your existing account number in that Fund, if any; the requisite signatures of the account owner(s) or authorized person(s) in accordance with our policies; in addition, the Fund  you are exchanging into must be eligible for sale in your state of residence and both the source and receiving account must meet the Fund minimum requirements after the exchange.

The Fund has authorized certain third party financial intermediaries, such as broker-dealers and third party administrators to receive purchase and redemption orders on behalf of the Fund and to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund.  The Fund will be deemed to have received a purchase or redemption order when an authorized financial intermediary or, if applicable, the financial intermediary’s authorized designee, receives the order.  Once an order has been received by the Fund from an authorized financial intermediary or its authorized designee, the order will be priced at the Fund’s next computed offering price for a purchase or next computed NAV minus any applicable CDSC for a redemption.  You should contact your financial intermediary to find out by what time your purchase or redemption order must be received so that it can be processed the same day.  It is the responsibility of your financial intermediary to transmit orders that will be received by the Fund in proper form and by our processing deadline.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.  The Fund is not responsible for losses stemming from delays in executing transactions that are caused by instructions not being in good order.

Normally, redemption proceeds paid via check will be sent via mail within two business days following the business day we receive the redemption order (assuming the order is received in good order prior to the time as of which the day’s NAV is calculated), while redemption proceeds paid via ACH and Electronic Fund Transfers will generally settle to your bank account on the second business day following the business day we receive the redemption order (assuming the order is received in good order prior to the time as of which the day’s NAV is calculated).  However, payment of redemption proceeds may take up to 7 days.  If you are redeeming shares which you recently purchased by check or electronic funds transfer, payment may be delayed to verify that your check or electronic funds transfer has cleared (which may take up to 12 days from the date of purchase).  If your account is held through an intermediary, redemption proceeds will generally be paid to the intermediary within two business days following the business day we receive the redemption order (assuming the order is received in good order prior to the time as of which that day’s NAV is calculated).

The Fund may not suspend or reject a redemption request that is received in good order or delay payment for a redemption for more than 7 days (except as described above), except during unusual market conditions affecting the NYSE, in the case of an emergency which makes it impracticable for the Fund to dispose of or value securities it owns or as permitted by the SEC.

Generally, the Fund expects to meet redemption requests through its holdings of cash (or cash equivalents) or by selling portfolio securities.  The Fund also reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund’s underlying investments rather than distributing cash.  To the extent the Fund redeems its shares in-kind, the redeeming shareholder assumes any risk of the market price of such securities fluctuating.  In addition, the redeeming shareholder will bear any brokerage and related costs incurred in disposing of or selling the portfolio securities received from the Fund.  The Fund may also consider interfund lending to meet redemption requests.  The Fund may be more likely to use these other methods to meet large redemption requests or during periods of market stress.  For additional information about in-kind redemptions and interfund lending, please refer to the Fund’s SAI.

The Fund reserves the right to provide confirmation of certain transactions, including, but not limited to, purchases through periodic investment plans and certain retirement plans, on periodic statements (i.e., quarterly statements) in lieu of immediate transaction confirmations.

What are the sales charges?

The Fund offers Class A, Class B, Advisor Class and Institutional Class shares.  Class A and Class B shares are sold subject to a sales charge and there are no sales charges associated with the purchase of Advisor Class and Institutional Class shares.  While each class invests in the same portfolio of securities, each class has different expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The Class A shares of the Fund are sold at the public offering price, which includes a front-end sales charge.  The sales charge declines with the size of your purchase, as illustrated in the Class A shares chart below.  Class A shares sold without a sales charge may in some circumstances be subject to a CDSC, as described below.

Class A Shares of the Tax Exempt Opportunities Fund:

Your Investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	4.00%	4.17%
$100,000-$249,999	3.50	3.63
$250,000-$499,000	2.50	2.56
$500,000-$999,999	2.00	2.04
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.
** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

By contrast, Class B shares of the Fund are sold at net asset value without any initial sales charge.  However, you generally pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated in the Class B shares chart below.  Class B shares convert to Class A shares after eight years.

Class B Shares of the Tax Exempt Opportunities Fund:*

Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or other distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there are an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As described further in this prospectus, any applicable CDSCs may also be waived under certain circumstances.

The principal advantages of Class A shares are the lower annual operating expenses, the availability of quantity discounts on sales charges for volume purchases and certain account privileges that are available only on Class A shares.  The principal advantages of Class B shares are that all of your money is invested from the outset and that the CDSC may be waived under certain circumstances.

To qualify to receive a sales charge discount or waiver described in this prospectus, notify your broker-dealer or your financial intermediary of your eligibility (or, if you purchase Fund shares directly through the Fund’s transfer agent, notify the transfer agent).  If the Fund is not notified that a purchase is eligible for a sales charge discount or waiver, you may not receive the sales charge discount or waiver.  You may be asked to provide account records, statements or other information to prove your eligibility.

Because of the annual operating expenses and available volume discounts on Class A shares, FFS recommends Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  The Fund will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless they are contacted before the order is placed and agree to accept it.  If you fail to tell the Fund what class of shares you want, it will purchase Class A shares for you.

As a matter of policy, FFS does not permit its representatives to recommend Class B shares of any funds, including the First Investors Funds.  If your account is held by a broker-dealer other than FFS, your broker-dealer may also have policies with respect to Class B shares that are more restrictive than those of FFS.  For more information concerning FFS’s policies with respect to Class B Shares, please refer to the Fund’s SAI under the section “Potential Conflicts Of Interests In Distribution Arrangements” or visit Foresters Financial’s website at: www.foresters.com.  You should also be aware that the Fund is not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe the Fund’s $100,000 limit.  Your broker-dealer is also responsible for ensuring that you receive any applicable sales charge waivers or discounts that are described in this prospectus.

The Fund has adopted a plan pursuant to Rule 12b-1 for its Class A and Class B shares.  Each plan allows the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of the Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of the Fund’s average daily net assets may be paid under the Class B plans as distribution fees.  Because these fees are paid out of the Fund’s assets on an ongoing basis, the higher fees for Class A and Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.  Advisor Class shares and Institutional Class shares do not pay Rule 12b-1 fees.

Commissions on Institutional Class Shares: The Fund does not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of Institutional Class shares. However, if you purchase Institutional Class shares through a financial intermediary, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.  Because the Fund is not a party to any such commission arrangement between you and your financial intermediary, any purchases and redemptions of Institutional Class shares will be made at the applicable net asset value (before imposition of the sales commission). Any such commissions charged by a financial intermediary are not reflected in the fees and expenses listed in the “Fees and Expenses of the Fund” section of the Fund Summary nor are they reflected in the performance information shown in the prospectus for the Fund because they are not charged by the Fund.

Does the Fund or FIMCO make payments to financial intermediaries?

When you buy and/or hold Fund shares through a financial intermediary, that financial intermediary typically will receive compensation.  The source of that compensation may include a percentage of the sales load, if any, that you may pay as a shareholder, and/or a percentage of the Rule 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own.  FIMCO and its affiliates (at their own expense) may pay compensation to financial intermediaries for the promotion and sale of the Funds.  In addition, FIMCO and its affiliates and the Fund may pay compensation to financial intermediaries for shareholder-related services, including administrative, sub-transfer agency type, recordkeeping and shareholder communication services.

The amount of compensation paid to different financial intermediaries may differ.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.  Compensation paid by FIMCO or its affiliates includes amounts from FIMCO’s or its affiliates’ own resources and constitute what is sometimes referred to as “revenue sharing.”

Compensation received by a financial intermediary from FIMCO or an affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating itself and its salespersons with respect to the Fund.  For example, compensation may be paid to make Fund shares available to customers of a platform or similar program sponsor or for services provided in connection with such platforms and programs.  Such compensation also may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses.  Additionally, it may cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating (registered) sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund, FIMCO or an affiliate, and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of the Fund over other potential investments.  The compensation also may cause a financial intermediary to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.  You may contact your financial intermediary for details about any such payments it receives from the Fund, FIMCO, or its affiliates, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this prospectus.

Are sales charge discounts and waivers available?

A. Rights of Accumulation and Statements or Letters of Intent.

You may qualify for a Class A share sales charge discount under the Fund’s Rights of Accumulation (“ROA”) policy.  If you already own shares of any First Investors Funds, you are entitled to add the current values of those shares (measured by (a) the applicable Fund’s Class A share value either at the current offering price, or in the case of Fund shares owned through a fee-based account, at the current net asset value and (b) at the current value of Advisor Class shares and Institutional Class shares) to your purchase in computing your sales charge.  Thus, for example, if you already own shares of First Investors Funds and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by (a) the applicable Fund’s Class A share value either at the current offering price, or in the case of Fund shares owned through a fee-based account, at the current net asset value and (b) at the current value of Advisor Class shares and Institutional Class shares) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by establishing a non-binding statement or letter of intent (“SOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you establish an SOI for $100,000.

You can include in your SOI accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse and accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which only you and/or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer.  For purposes of the Fund’s SOI policies, spouse is broadly defined to include common law and life partners.  Furthermore, an SOI covers both existing accounts and those that are subsequently opened by a designated person during the SOI period.

You must use the SOI Agreement Form (or other documentation acceptable to the First Investors Funds) to designate any additional person(s) you wish to cover at the time you enter into the SOI and the amount of your SOI.  Once an SOI is established, it cannot be amended to add persons who were not specified initially nor can an SOI be “back dated” to cover prior purchases.  However, you can revise the SOI amount upward at any time during the SOI period by completing our SOI Agreement Form (or other documentation acceptable to First Investors Funds).  If the prior commitment has not been met by the time of the revision, the SOI period during which the purchases must be made will remain the same.  Purchases made from the date of the revision will receive the reduced sales charge resulting from the revised SOI.  If your prior commitment has been met by the time of the revision, your original SOI will be considered completed and a new SOI will be established.

In addition, accounts of homeowners’ associations that are managed by certain management companies, where the management company has entered into an agreement to establish an SOI, the accounts have the management company’s address as their address of record and the accounts are serviced by the same broker-dealer, may also qualify for a sales charge discount under the ROA and SOI policies.  You must use the SOI Agreement Form (or other documentation acceptable to the First Investors Funds) to designate any additional entity(ies) you wish to cover at the time you enter into the SOI and the amount of your SOI.

Moreover, subject to the conditions described above, you may also receive credit for purchasing: (a) Class A shares owned through a fee-based account under a program sponsored or maintained by a financial intermediary; and (b) Institutional Class shares.  Such shares will be valued at their current net asset values for ROA and SOI purposes.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer or your financial intermediary of all Eligible Accounts and shares that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an SOI (if applicable).  If you or your broker dealer or financial intermediary do not let the Fund know that you are eligible for a waiver or reduction, you may not receive a sales charge discount to which you may be eligible. The Fund or your broker-dealer or financial intermediary may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that the Fund is not able to monitor purchases that are made through an omnibus account or certain other accounts with another broker-dealer or financial intermediary.  In such circumstances, that broker-dealer or financial intermediary is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an SOI.

You are not legally required to complete the SOI.  However, if the intended investment is not completed within the specified SOI period, the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time will be redeemed to pay such difference.  If you do not complete your SOI, you will be subject to the sales charges that were in effect at the time each purchase was made.  Once an SOI is established a change of address will not affect the SOI.  However, a change of broker-dealer during the 13-month SOI period will terminate the SOI.  If two or more customers are covered by an SOI and one customer changes the broker-dealer on his or her account before the SOI is complete, the SOI will be terminated on all customers’ accounts and the sales charges on all purchases made under the SOI will be adjusted.

By purchasing under an SOI, you agree to the following:
■	You authorize Foresters Investor Services, Inc. (“FIS”) to reserve 5% of the shares held under an SOI in escrowed shares until the SOI is completed or is terminated;

■	You authorize FIS to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the SOI is not fulfilled or is terminated; and
■
Although you may exchange all your shares among the Fund, you may not sell or transfer the reserve shares held in escrow to an account not included in the SOI until you fulfill the SOI or pay the higher sales charge.

Purchases made pursuant to any of the sales charge waiver provisions numbered 1 through 15 set forth below do not count toward the completion of an SOI.  For example, if you make a redemption before your SOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your SOI.  Similarly, any shares that you purchase without paying a sales charge under the free exchange privilege will not count towards completion of your SOI.  Purchases made pursuant to sales charge waiver provision number 16 set forth below will count toward the completion of an SOI providing such purchase amount was not derived from the redemption of shares of a First Investors Fund.  For example, if you make a redemption before your SOI is completed and use the proceeds of such redemption to purchase Fund shares through a fee-based account under a program sponsored or maintained by a financial intermediary, such purchase will not count toward the completion of your SOI.

The Fund reserves the right to extend the 13-month period of any particular SOI if reasonable circumstances warrant such extension.  It also reserves the right to prospectively revise the ROA and SOI policies at any time, subject to providing any required disclosure to shareholders; any such change will not adversely affect shareholders who have established an SOI prior to the change.

Additional information about the ROA and SOI policies is included in the Fund’s SAI.

B. Sales Charge Waivers and Discounts.

Class A Shares May be Purchased Without a Sales Charge:

1.  By a current registered representative, employee, officer, director, or trustee of the Fund, Foresters Financial Services, Inc. (“FFS”), or their affiliates (“Associate”), the spouse, life partner, children and grandchildren of such Associate provided that they reside at the same address and they maintain their FFS customer account (“Eligible Relatives”), and any other person who maintains an account that has been coded as an associate account since January 30, 2004.  The accounts of such persons are referred to as “Associate Accounts.”

2.  By a former Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a Foresters Financial 401(k) or Foresters Financial Profit Sharing Plan account into a Fund account.

3.  By an employee of a subadviser of the Fund.

4.  By an employee of The Independent Order of Foresters.

5.  When Class A share dividends and other distributions are automatically reinvested in Class A shares of the same or a different Fund account within the same customer account.

6.  When Class A shares are free-exchanged into Class A shares of a different Fund account within the same customer account.

7.  When Class A share systematic withdrawal plan payments from one Fund account are automatically invested into shares of another Fund account in the same class of shares for the same customer account.

8.  When loans are repaid.

9.  By a group retirement plan, which includes 401(k) plans, profit sharing plans, money purchase plans, defined benefit plans, Keoghs, ERISA 403(b)s and target benefit plans available through a retirement plan recordkeeper or third party administrator.  Investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class A shares at net asset value.

10.  In amounts of $1 million or more.*

11.  By individuals under a SOI or ROA of $1 million or more.*

12.  When a customer authorizes a required minimum distribution of Fund shares from a retirement account (including fee-based retirement accounts under a program sponsored or maintained by a financial intermediary) and at the same time directs the proceeds to be invested into a Fund account the customer owns individually or jointly or in a Trust Account for which the customer serves as trustee provided both accounts have the same broker-dealer and address of record.  This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.  This waiver also applies to a customer who authorizes a required minimum distribution of Fund shares from a retirement account in a fee-based advisory program sponsored or maintained by an FFS affiliate and at the same time directs the proceeds to be invested into a Fund account the shareholder owns individually or jointly provided both accounts have the same broker-dealer and address of record.

13.  When a customer requests the removal of an overcontribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.  This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.

14.  When you are reinvesting into the Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of the Fund, on which you paid a front end sales charge.  This will reduce your reinstatement privilege to the extent that it results in a waiver of sales charge.  You must notify the Fund in writing that you are eligible for the reinstatement privilege.  Furthermore, if you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

15.  Registered representatives and other employees (including their spouse, life partner, children and grandchildren providing such person(s) lives at the same address as the Registered Representative or employee) of firms that are authorized to sell First Investors Funds.

16.  When Class A shares are purchased through a fee-based account under a program sponsored or maintained by a financial intermediary.

17.  When joint customers authorize a redemption from their joint account and at the same time direct the proceeds to be invested as a contribution into one of the joint owner’s traditional or Roth IRA.**

18.  When a trustee authorizes a redemption from a Trust Account, where the grantor(s) and trustee(s) are one in the same, and at the same time direct the proceeds to be invested as a contribution into his/her traditional or Roth IRA.**

* For items 10 and 11 above, a CDSC will be deducted from shares that are redeemed within 24 months of purchase, unless such shares are exchanged into another Fund.  If shares are exchanged into another Fund, the CDSC and the holding period used to calculate it will carry over to the new Fund with one exception.

** For items 17 and 18 above, if the shares being  redeemed are subject to a CDSC, the CDSC will carry over to the new account.  The holding period used to calculate the CDSC will also carry over to the new account.
Sales charge waivers and discounts are also available for participants in certain other retirement programs and other categories of investors.

Any applicable CDSC on Class A and Class B shares is waived for (or does not apply to):

1.  Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or other distributions.

2.  Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability.  Proof of death or disability is required.

3.  Distributions from employee benefit plans due to plan termination.

4.  Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5.  Annual redemptions of up to 8% of your account’s value redeemed by a Systematic Withdrawal Plan.  Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

6.  Redemptions by the Fund when the account falls below the minimum account balance.

7.  Redemptions to pay account fees.

8.  Required minimum distributions upon reaching age 70½ provided you notify the Fund about the required minimum distribution and you have held the shares for at least three (3) years.  Free shares not subject to a CDSC will be redeemed first.

9.  When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.*

10.  When a customer requests the removal of an over contribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.*

11.  If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify the Fund in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid.  If you are reinvesting only a portion of your redemption, you only will be credited with a pro-rated percentage of any CDSC that you paid.  If you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

*For items 9 and 10, the CDSC will carry over to the new account.  The holding period used to calculate the CDSC will also carry over to the new account.
The foregoing front end sales charge and CDSC waiver privileges on Class A and Class B shares do not apply to:
■	Reinvestments of systematic withdrawal amounts;
■	Automated payments such as Money Line and Automatic Payroll Investment;
■
Salary reduction/Employer contributions sent directly to First Investors Funds for investment into traditional or Roth IRAs, 403(b)(7) accounts not subject to ERISA, 457(b) accounts, or SEP-IRA, SIMPLE IRA or SARSEP-IRA;

■	Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for the free exchange is less than $100; or
■	Accounts that are liquid
■
Accounts that are liquidated due to our inability to verify the identity or any person associated with an account in accordance with our policies and procedures or if the Fund has questions concerning the purpose of the account that have not been adequately explained.

For additional information about sales charge waivers and discounts, please refer to the Fund’s SAI.

What are the Fund’s policies on frequent trading in the shares of the Fund?

The Fund is designed for long-term investment purposes and is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund involved, and the background of the shareholder or broker-dealer involved.  Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy.  The Fund also reserves the right to reject exchanges that in the Fund’s view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

Financial intermediaries that offer Fund shares may be asked to enforce the Fund’s policies to discourage frequent trading.  Financial intermediaries also may have their own policies to deter frequent trading that differ from the Fund’s policies.  In certain cases, the Fund may defer to the intermediary’s policies.  There is no guarantee that all market timing will be detected.  To the extent that the Fund’s or a financial intermediary’s policies are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

In the case of high yield bonds, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds generally trade infrequently and therefore their prices are slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

What about dividends and other distributions?

The Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income.  The Fund will distribute any net realized capital gains on an annual basis, usually before the end of its fiscal year.  The Fund may also make an additional distribution in any year, if necessary, to avoid a federal excise tax on certain undistributed ordinary income and net realized gains.

Dividends and other distributions declared on the Fund’s share classes are calculated at the same time and in the same manner.  Dividends on each class might be affected differently by the allocation of class-specific expenses.

You may choose to reinvest all dividends and other distributions paid by the Fund at NAV in additional shares of the distributing class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions paid by the Fund will be reinvested in additional shares of the distributing class of the Fund.  If you do not cash a distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If the Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares of the distributing class in accordance with the Fund’s “Returned Mail” policy, as described in the Fund’s SAI.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution declared on a class of shares of the Fund will be paid in additional shares of that class if it is under $10 or if the Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Income dividends paid by the Fund will generally be excludable from gross income for federal income tax purposes (“exempt-interest dividends”). However, the Fund may buy securities that may produce taxable interest or interest that is a Tax Preference Item.

Generally, dividends paid by a Target Fund will also be exempt from state income taxes (if any) for individual resident shareholders of the state identified in the Fund’s name and, in certain cases, from local income taxes.  Exempt-interest dividends paid to shareholders who are Minnesota residents by the Minnesota Fund are exempt from the regular Minnesota personal income tax only if 95% or more of those dividends are derived from specified Minnesota obligations.

Distributions of net capital gain (the excess of net long-term capital gain over net short term capital loss) (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  Distributions of interest income from taxable obligations (if any) and net short-term capital gains (if any) are taxed to you as ordinary income.  You are taxed in the same manner whether you receive your dividends and other distributions in cash or reinvest them in additional Fund shares.

Your redemption or exchange of Fund shares will be considered a reportable event for you.  Depending on the purchase price and the redemption price of the shares you redeem or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.

Basis information for the redemption of certain shares is reported directly to the Internal Revenue Service on Form 1099-B.  You may direct the Fund to redeem specific shares for tax reporting purposes; in such case, we will follow your directions.  You may want to consult with your tax advisor about taxes before instructing the Fund to redeem shares.  Additional information regarding basis reporting, including the Fund’s default method, can be found in the Funds’ SAI.

The Fund must withhold and remit to the U.S. Treasury taxable distributions and redemption proceeds (regardless of the extent to which a gain or loss is recognized) otherwise payable to any non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate is also required from the Fund’s taxable distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose an annual low balance account fee of $25.  The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  The Fund will give you sixty (60) days notice before taking such action.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares, if permitted by law, during this sixty (60) day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Householding policy

It is the policy of the Fund to mail only one copy of its prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document.  You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you.  In such case, you will begin to receive your own copies within 30 days after the Fund’s receipt of the revocation.  It is the policy of the Fund to mail confirmations and account statements separately to each shareholder who shares the same mailing address.  The Fund will, however, mail quarterly statements for different shareholders who share the same mailing address in one envelope if each shareholder consents to this procedure.  The Fund is not responsible for any losses that result from your use of this procedure.  You may request that separate copies of these disclosure documents be mailed to you by writing to the Fund’s transfer agent at:  Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at: 1 (800) 423-4026.

Other account privileges and policies

The Fund offers a full range of special privileges, including systematic investments, automatic payroll investments, systematic redemptions, electronic fund transfers, and transfer on death (“TOD”) registration.   These privileges are described in the Fund’s SAI.  There is an annual custodial/trust fee of $15 for each First Investors Fund traditional IRA, Roth IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 457(b) account and ESA custodial/trust account and an annual custodial fee of $30 for each First Investors Fund 403(b) custodial/trust account that you maintain, irrespective of the number of Funds that are held in an account.  The account holder is responsible for paying this fee, and the fee will be automatically deducted from the account on the last business day of the first quarter for the following 12-month period in accordance with the provisions of the respective custodial/trust agreement.  Notwithstanding the foregoing, the fee may be waived or reduced by the custodian/trustee as further described in the respective custodial/trust agreement and in the Fund’s SAI. The custodian/trustee also reserves the right to modify the fee at any time on forty-five (45) days prior written notice to account holders.  TOD accounts are administered in accordance with First Investors Funds’ TOD Guidelines.  These guidelines are set forth in the Fund’s SAI, which is available for free upon request by calling 1 (800) 423-4026 and by visiting our website at www.foresters.com.

Additional Information

The Trust enters into contractual arrangements with various parties, including among others, the Fund’s investment adviser, subadviser (if any), principal underwriter, custodian and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or any First Investors Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.  Nothing contained in this Proxy Statement or the SAI is intended to provide investment advice and should not be construed as investment advice.

Residents of Texas who own shares of the Fund have the option of providing the name and mailing or e-mail address of a person designated by them to receive any notice required under Texas law regarding Fund shares valued at more than $250 that are presumed to be abandoned. The Designation of Representative for Notice Request Form can be found on the Texas Comptroller’s website. Contact your Representative or financial intermediary for additional information or assistance.

Cybersecurity issues may impact the Fund, its service providers, and shareholders’ ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents.  Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality.  It is not possible for service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund’s SAI includes more information regarding cybersecurity issues.

APPENDIX C

OWNERSHIP OF SHARES

A principal shareholder is any person who owns of record or beneficially 5% or more of any class of a fund’s outstanding shares.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a fund. The actions of an entity or person that controls a fund could have an effect on other shareholders.  For instance, a control person may have effective voting control over the fund or large redemptions by a control person could cause the fund’s other shareholders to pay a higher pro rata portion of the fund’s expenses.

As of the Record Date, the Connecticut Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Connecticut Fund’s shares of each class are set forth below:

Class	Name and Address	Percent Owned
Class B	xx Naples North Haven, CT 06473	17.4
	xx Lecardo Branford, CT 06405	24.8
	xx Mackinnel Branford, CT 06405	22.1
	First Clearing LLC 1 N Jefferson Ave Saint Louis, MO 63103	30.4

Institutional Class	Foresters Financial Services, LLC Raritan Plaza I Edison, NJ 08837	100.0

As of the Record Date, the Massachusetts Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Massachusetts Fund’s shares of each class are set forth below:

Class	Name and Address	Percent Owned
Class B	xx Kazierad Westfield, MA 01085	9.3
	xx Schatz Shelburne, MA 01370	27.3
	Intl Fcstone Financial Inc. 2 Perimeter Park South Suite 100W Birmingham, AL 35243	63.2

Advisor Class	LPL Financial Corporation PO Box 509026	91.5

San Diego, CA 92150
Institutional Class	Foresters Financial Services, LLC Raritan Plaza I Edison, NJ 08837	100.0

As of the Record Date, the Michigan Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Michigan Fund’s shares of each class are set forth below:

Class	Name and Address	Percent Owned
Class B	Oppenheimer & Co. 125 Broad Street-16th Fl New York, NY 10005	100.0

Advisor Class	xx Spoelhof Grand Rapids, MI 49507	10.7
	xx Trust Grand Rapids, MI 49546	11.6
	xx Nienhuis Wayland, MI 49348	6.7
	xx Toorn Wayland, MI 49348	13.4
	xx Trust Sparta, MI 49345	7.4
	Pershing LLC PO Box 2052 Jersey City, NJ 07303	9.5
	LPL Financial Corporation P.O. Box 509026 San Diego, CA 92150	23.3

Institutional Class	Foresters Financial Services, LLC Raritan Plaza I Edison, NJ 08837	100.0

As of the Record Date, the Minnesota Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Minnesota Fund’s shares of each class are set forth below:

Class	Name and Address	Percent Owned
Class A	xx Kiel North Mankato, MN 56003	10.2

Class B	xx Haar Lakefield, MN 56150	100.0

Advisor Class	National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	58.6
	LPL Financial Corporation PO Box 509026 San Diego, CA 92150	41.3

Institutional Class	Foresters Financial Services, LLC Raritan Plaza I Edison, NJ 08837	100.0

As of the Record Date, the North Carolina Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the North Carolina Fund’s shares of each class are set forth below:

Class	Name and Address	Percent Owned
Class A	National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	16.4
	Pershing LLC PO Box 2052 Jersey City, NJ 07303	5.2
	LPL Financial Corporation PO Box 509026 San Diego, CA 92150	9.1

Class B	xx Pruett 2250 Gold Hill Rd Madison, NC 27025	100.0

Advisor Class	National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	28.0
	Pershing LLC PO Box 2052 Jersey City, NJ 07303	22.0
	LPL Financial Corporation PO Box 509026 San Diego, CA 92150	40.7

Institutional Class	Foresters Financial Services, LLC Raritan Plaza I Edison, NJ 08837	100.0

As of the Record Date, the Ohio Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Ohio Fund’s shares of each class are set forth below:

Class	Name and Address	Percent Owned
Class A	First Clearing LLC 1 N Jefferson Ave Saint Louis, MO 63103	5.0

Class B	xx Mauntel Fairfield, OH 45014	48.7
	xx Eliason Strongsville, OH 44149	47.0

Advisor Class	Pershing LLC PO Box 2052 Jersey City, NJ 07303	98.2

Institutional Class	Foresters Financial Services, LLC Raritan Plaza I Edison, NJ 08837	100.0

As of the Record Date, the Pennsylvania Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Pennsylvania Fund’s shares of each class are set forth below:

Class	Name and Address	Percent Owned
Class A	First Clearing LLC 1 N Jefferson Ave Saint Louis, MO 63103	5.6
	Pershing LLC PO Box 2052 Jersey City, NJ 07303	6.5

Class B	xx Ayoub Broomall, PA 19008	6.5
	xx Kapp Cowansville, PA 16218	12.8
	National Financial Services LLC 499 Washington Blvd	14.9

	Jersey City, NJ 07310
	First Clearing LLC 1 N Jefferson Ave Saint Louis, MO 63103	52.3
	Point Marion Volunteer Fire Department 1 Cheat Street Point Marion, PA 15474	12.7

Advisor Class	Pershing LLC PO Box 2052 Jersey City, NJ 07303	24.1
	National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	57.8
	LPL Financial Corporation PO Box 509026 San Diego, CA 92150	7.3
	Janney Montgomery Scott LLC 1717 Arch Street Philadelphia, PA 19103	9.0

Institutional Class	Foresters Financial Services, LLC Raritan Plaza I Edison, NJ 08837	100.0

As of the Record Date, the Virginia Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Virginia Fund’s shares of each class are set forth below:

Class	Name and Address	Percent Owned
Class A	xx Branscome Willamsburg, VA 23185	13.9

Class B	xx Jones Staunton, VA 24401	7.9
	xx Koval Warrenton, VA 20186	92.0

Advisor Class	xx Trust Charlottesville, VA 22903	8.5
	xx Mottley and xx Mottley Suffolk, VA 23434	11.1

	National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	14.0
	Pershing LLC PO Box 2052 Jersey City, NJ 07303	56.7

Institutional Class	Foresters Financial Services, LLC Raritan Plaza I Edison, NJ 08837	100.0

As of the Record Date, the Acquiring Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Acquiring Fund’s shares of each class are set forth below:

Class	Name and Address	Percent Owned
Class B	xx del Rio Poughkeepsie, NY 12603	6.6
	National Financial Services, LLC 499 Washington Blvd Jersey City, NJ 07310	5.7
	First Clearing LLC 1 N Jefferson Ave Saint Louis, MO 63103	40.7
	Edward D Jones & Co 201 Progressive Parkway Maryland Heights, MO 63043	5.1

Advisor Class	Pershing LLC PO Box 2052 Jersey City, NJ 07303	89.7

Institutional Class	MSCS Financial Services, LLC 717 17th St. Ste. 1300 Denver, CO 80202	99.8

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APPENDIX D

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the periods indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions).
The information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ SAI, which is incorporated by reference into this registration statement and is available for free upon request and on our website at www.foresters.com.
The financial statements included in the Funds’ most recent Annual Report and Semi-Annual Report are incorporated herein by reference.

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND
The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.
PER SHARE DATA
		Investment Operations				Less Distributions from
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
TAX EXEMPT OPPORTUNITIES FUND
Class A
2013	$17.16	$.539		$(1.381)	$(.842)	$.508	—	$.508	$15.81
2014	15.81	.552(a	)	1.241	1.793	.533	—	.533	17.07
2015	17.07	.548(a	)	(.032)	.516	.546	—	.546	17.04
2016	17.04	.555(a	)	(.523)	.032	.552	—	.552	16.52
2017	16.52	.551(a	)	.086	.637	.607	—	.607	16.55
2018(c)	16.55	.246(a	)	(.408)	(.162)	.248	—	.248	16.14
Class B
2013	17.13	.437		(1.395)	(.958)	.402	—	.402	15.77
2014	15.77	.429(a	)	1.238	1.667	.427	—	.427	17.01
2015	17.01	.421(a	)	(.037)	.384	.434	—	.434	16.96
2016	16.96	.428(a	)	(.524)	(.096)	.434	—	.434	16.43
2017	16.43	.432(a	)	.084	.516	.476	—	.476	16.47
2018(c)	16.47	.187(a	)	(.408)	(.221)	.189	—	.189	16.06
Advisor Class
2013(b)	17.30	.338		(1.510)	(1.172)	.338	—	.338	15.79
2014	15.79	.583(a	)	1.221	1.804	.544	—	.544	17.05
2015	17.05	.579(a	)	(.025)	.554	.564	—	.564	17.04
2016	17.04	.582(a	)	(.532)	.050	.570	—	.570	16.52
2017	16.52	.569(a	)	.097	.666	.606	—	.606	16.58
2018(c)	16.58	.265(a	)	(.406)	(.141)	.269	—	.269	16.17
Institutional Class
2013(b)	17.30	.385		(1.507)	(1.122)	.338	—	.338	15.84
2014	15.84	.568(a	)	1.246	1.814	.544	—	.544	17.11
2015	17.11	.590(a	)	(.046)	.544	.564	—	.564	17.09
2016	17.09	.609(a	)	(.529)	.080	.570	—	.570	16.60
2017	16.60	.483(a	)	.201	.684	.634	—	.634	16.65
2018(c)	16.65	.279(a	)	(.511)	(.232)	.278	—	.278	16.14

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses Net After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(4.97)%		$258,898	1.01%		1.01%		3.27%		1.06%		3.22%		84%
11.46		265,621	.99		.99		3.31		1.04		3.26		70
3.08		265,258	.99		.99		3.23		1.04		3.18		59
.13		268,466	1.00		1.00		3.24		1.05		3.19		50
3.91		280,412	1.00		1.00		3.32		1.05		3.27		69
(.97	)††	269,090	1.02	†	1.02	†	3.06	†	1.03	†	3.05	†	70	††

(5.65)		2,891	1.73		1.73		2.53		1.78		2.48		84
10.66		2,779	1.72		1.72		2.59		1.77		2.54		70
2.29		2,587	1.73		1.73		2.49		1.78		2.44		59
(.62)		2,231	1.73		1.73		2.51		1.78		2.46		50
3.18		1,459	1.72		1.72		2.62		1.77		2.57		69
(1.34	)††	1,178	1.74	†	1.74	†	2.34	†	1.75	†	2.33	†	70	††

(6.78	)††	1	.84	†	.84	†	3.44	†	.89	†	3.39	†	84
11.55		3,684	.78		.78		3.46		.83		3.41		70
3.31		4,165	.81		.81		3.41		.86		3.36		59
.23		5,909	.84		.84		3.40		.89		3.35		50
4.09		15,017	.84		.84		3.43		.89		3.38		69
(.84	)††	16,509	.78	†	.78	†	3.30	†	.79	†	3.29	†	70	††

(6.49	)††	1	.69	†	.69	†	3.59	†	.74	†	3.54	†	84
11.57		1	.66		.66		3.64		.71		3.59		70
3.24		6	.66		.66		3.56		.71		3.51		59
.41		6	.69		.69		3.55		.74		3.50		50
4.18		8,472	.70		.70		2.91		.75		2.86		69
(1.39	)††	6	.65	†	.65	†	3.40	†	.70	†	3.35	†	70	††

(a) Based on average shares outstanding during the period noted.
(b) For the period May 1, 2013 (inception of share class) to December 31, 2013.
(c) For the period January 1, 2018 to June 30, 2018.
* Calculated without sales charges.
** Net of expenses waived or assumed by the investment adviser (Note 5).
*** The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
† Annualized
†† Not annualized

FIRST INVESTORS CONNECTICUT TAX EXEMPT FUND
The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.
PER SHARE DATA
		Investment Operations				Less Distributions from
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
CONNECTICUT FUND
Class A
2013	$14.07	$.464		$(1.041)	$(.577)	$.463	—	$.463	$13.03
2014	13.03	.451(a	)	.687	1.138	.458	—	.458	13.71
2015	13.71	.447(a	)	(.115)	.332	.432	—	.432	13.61
2016	13.61	.429(a	)	(.407)	.022	.432	—	.432	13.20
2017	13.20	.413(a	)	(.077)	.336	.426	—	.426	13.11
2018(c)	13.11	.199(a	)	(.261)	(.062)	.198	—	.198	12.85
Class B
2013	14.05	.364		(1.038)	(.674)	.366	—	.366	13.01
2014	13.01	.352(a	)	.686	1.038	.358	—	.358	13.69
2015	13.69	.348(a	)	(.114)	.234	.324	—	.324	13.60
2016	13.60	.328(a	)	(.404)	(.076)	.324	—	.324	13.20
2017	13.20	.314(a	)	(.082)	.232	.312	—	.312	13.12
2018(c)	13.12	.148(a	)	(.269)	(.121)	.149	—	.149	12.85
Advisor Class
2013(b)	14.08	.283		(1.045)	(.762)	.308	—	.308	13.01
2014	13.01	.363(a	)	.745	1.108	.458	—	.458	13.66
2015	13.66	.437(a	)	(.169)	.268	.438	—	.438	13.49
2016	13.49	.449(a	)	(.391)	.058	.438	—	.438	13.11
2017	13.11	.442(a	)	(.072)	.370	.440	—	.440	13.04
2018(c)	13.04	.217(a	)	(.261)	(.044)	.216	—	.216	12.78
Institutional Class
2013(b)	14.08	.337		(1.049)	(.712)	.308	—	.308	13.06
2014	13.06	.479(a	)	.689	1.168	.458	—	.458	13.77
2015	13.77	.477(a	)	(.139)	.338	.438	—	.438	13.67
2016	13.67	.469(a	)	(.401)	.068	.438	—	.438	13.30
2017	13.30	.456(a	)	(.082)	.374	.444	—	.444	13.23
2018(c)	13.23	.219(a	)	(.269)	(.050)	.220	—	.220	12.96

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses Net After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(4.16)%		$32,100	1.01%		1.01%		3.43%		1.07%		3.37%		23%
8.83		34,767	.99		.99		3.33		1.06		3.26		19
2.47		34,337	.97		.97		3.29		1.06		3.20		25
.12		34,811	.96		.96		3.15		1.06		3.05		15
2.57		34,897	.96		.96		3.13		1.06		3.03		29
(.46	)††	31,265	.99	†	.99	†	3.11	†	1.09	†	3.01	†	17	††

(4.85)		791	1.74		1.74		2.70		1.80		2.64		23
8.05		837	1.72		1.72		2.60		1.79		2.53		19
1.74		651	1.70		1.70		2.56		1.79		2.47		25
(.60)		505	1.70		1.70		2.41		1.80		2.31		15
1.77		299	1.73		1.73		2.38		1.83		2.28		29
(.92	)††	253	1.78	†	1.78	†	2.31	†	1.88	†	2.21	†	17	††

(5.43	)††	1	.87	†	.87	†	3.57	†	.93	†	3.51	†	23
8.61		6	.85		.85		3.47		.92		3.40		19
2.00		11	.83		.83		3.43		.92		3.34		25
.39		119	.70		.70		3.35		.80		3.25		15
2.86		568	.66		.66		3.37		.76		3.27		29
(.33	)††	693	.69	†	.69	†	3.41	†	.79	†	3.31	†	17	††

(5.07	)††	1	.72	†	.72	†	3.72	†	.78	†	3.66	†	23
9.04		1	.68		.68		3.64		.75		3.57		19
2.50		6	.66		.66		3.60		.75		3.51		25
.46		6	.68		.68		3.43		.78		3.33		15
2.84		6	.66		.66		3.42		.76		3.32		29
(.37	)††	6	.70	†	.70	†	3.40	†	.80	†	3.30	†	17	††

(a) Based on average shares outstanding during the period noted.
(b) For the period May 1, 2013 (inception of share class) to December 31, 2013.
(c) For the period January 1, 2018 to June 30, 2018.
* Calculated without sales charges.
** Net of expenses waived or assumed by the investment adviser (Note 5).
*** The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
† Annualized
†† Not annualized

FIRST INVESTORS MASSACHUSETTS TAX EXEMPT FUND
The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.
PER SHARE DATA
		Investment Operations				Less Distributions from
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MASSACHUSETTS FUND
Class A
2013	$12.44	$.392		$(.944)	$(.552)	$.408	—	$.408	$11.48
2014	11.48	.395(a	)	.699	1.094	.394	—	.394	12.18
2015	12.18	.390(a	)	(.092)	.298	.388	—	.388	12.09
2016	12.09	.401(a	)	(.410)	(.009)	.391	—	.391	11.69
2017	11.69	.393(a	)	(.041)	.352	.402	—	.402	11.64
2018(c)	11.64	.193(a	)	(.265)	(.072)	.198	—	.198	11.37
Class B
2013	12.42	.373		(1.003)	(.630)	.330	—	.330	11.46
2014	11.46	.309(a	)	.706	1.015	.315	—	.315	12.16
2015	12.16	.305(a	)	(.099)	.206	.306	—	.306	12.06
2016	12.06	.319(a	)	(.410)	(.091)	.309	—	.309	11.66
2017	11.66	.313(a	)	(.036)	.277	.317	—	.317	11.62
2018(c)	11.62	.156(a	)	(.275)	(.119)	.161	—	.161	11.34
Advisor Class
2013(b)	12.47	.243		(.982)	(.739)	.271	—	.271	11.46
2014	11.46	.425(a	)	.703	1.128	.408	—	.408	12.18
2015	12.18	.424(a	)	(.080)	.344	.414	—	.414	12.11
2016	12.11	.431(a	)	(.401)	.030	.420	—	.420	11.72
2017	11.72	.431(a	)	(.045)	.386	.436	—	.436	11.67
2018(c)	11.67	.210(a	)	(.265)	(.055)	.215	—	.215	11.40
Institutional Class
2013(b)	12.47	.275		(.984)	(.709)	.271	—	.271	11.49
2014	11.49	.419(a	)	.709	1.128	.408	—	.408	12.21
2015	12.21	.423(a	)	(.109)	.314	.414	—	.414	12.11
2016	12.11	.440(a	)	(.410)	.030	.420	—	.420	11.72
2017	11.72	.431(a	)	(.038)	.393	.433	—	.433	11.68
2018(c)	11.68	.211(a	)	(.275)	(.064)	.216	—	.216	11.40

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses Net After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(4.49)%		$22,164	1.07%		1.07%		3.29%		1.13%		3.23%		52%
9.63		22,580	1.08		1.08		3.30		1.15		3.23		11
2.49		21,947	1.05		1.05		3.22		1.13		3.14		14
(.14)		23,111	1.03		1.03		3.31		1.13		3.21		14
3.04		22,427	1.04		1.04		3.35		1.14		3.25		24
(.61	)††	21,381	1.11	†	1.11	†	3.40	†	1.21	†	3.30	†	2	††

(5.13)		230	1.79		1.79		2.57		1.85		2.51		52
8.93		231	1.79		1.79		2.58		1.86		2.51		11
1.72		197	1.74		1.74		2.53		1.83		2.44		14
(.81)		145	1.71		1.71		2.64		1.81		2.54		14
2.39		151	1.71		1.71		2.68		1.81		2.58		24
(1.03	)††	149	1.77	†	1.77	†	2.75	†	1.87	†	2.65	†	2	††

(5.93	)††	1	.91	†	.91	†	3.45	†	.97	†	3.39	†	52
9.95		69	.78		.78		3.51		.85		3.44		11
2.88		283	.76		.76		3.51		.85		3.42		14
.19		920	.73		.73		3.56		.83		3.46		14
3.33		1,123	.72		.72		3.67		.82		3.57		24
(.47	)††	1,556	.82	†	.82	†	3.69	†	.92	†	3.59	†	2	††

(5.69	)††	1	.76	†	.76	†	3.60	†	.82	†	3.54	†	52
9.91		1	.75		.75		3.63		.82		3.56		11
2.62		6	.72		.72		3.55		.80		3.47		14
.19		6	.71		.71		3.63		.81		3.53		14
3.40		6	.72		.72		3.67		.82		3.57		24
(.55	)††	6	.81	†	.81	†	3.70	†	.91	†	3.60	†	2	††

(a) Based on average shares outstanding during the period noted.
(b) For the period May 1, 2013 (inception of share class) to December 31, 2013.
(c) For the period January 1, 2018 to June 30, 2018.
* Calculated without sales charges.
** Net of expenses waived or assumed by the investment adviser (Note 5).
*** The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
† Annualized
†† Not annualized

FIRST INVESTORS MICHIGAN TAX EXEMPT FUND
The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.
PER SHARE DATA
		Investment Operations				Less Distributions from
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MICHIGAN FUND
Class A
2013	$12.86	$.451		$(1.188)	$(.737)	$.443	—	$.443	$11.68
2014	11.68	.448(a	)	.790	1.238	.448	—	.448	12.47
2015	12.47	.458(a	)	(.118)	.340	.450	—	.450	12.36
2016	12.36	.453(a	)	(.393)	.060	.450	—	.450	11.97
2017	11.97	.421(a	)	(.101)	.320	.450	—	.450	11.84
2018(c)	11.84	.202(a	)	(.240)	(.038)	.202	—	.202	11.60
Class B
2013	12.84	.363		(1.184)	(.821)	.359	—	.359	11.66
2014	11.66	.361(a	)	.773	1.134	.364	—	.364	12.43
2015	12.43	.369(a	)	(.113)	.256	.366	—	.366	12.32
2016	12.32	.365(a	)	(.399)	(.034)	.366	—	.366	11.92
2017	11.92	.333(a	)	(.098)	.235	.365	—	.365	11.79
2018(c)	11.79	.166(a	)	(.241)	(.075)	.155	—	.155	11.56
Advisor Class
2013(b)	12.79	.291		(1.118)	(.827)	.293	—	.293	11.67
2014	11.67	.485(a	)	.831	1.316	.466	—	.466	12.52
2015	12.52	.482(a	)	(.112)	.370	.480	—	.480	12.41
2016	12.41	.489(a	)	(.409)	.080	.480	—	.480	12.01
2017	12.01	.446(a	)	(.090)	.356	.476	—	.476	11.89
2018(c)	11.89	.221(a	)	(.239)	(.018)	.222	—	.222	11.65
Institutional Class
2013(b)	12.79	.308		(1.115)	(.807)	.293	—	.293	11.69
2014	11.69	.451(a	)	.795	1.246	.466	—	.466	12.47
2015	12.47	.478(a	)	(.128)	.350	.480	—	.480	12.34
2016	12.34	.490(a	)	(.400)	.090	.480	—	.480	11.95
2017	11.95	.454(a	)	(.089)	.365	.465	—	.465	11.85
2018(c)	11.85	.218(a	)	(.238)	(.020)	.220	—	.220	11.61

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses Net After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(5.81)%		$19,867	1.06%		1.06%		3.69%		1.12%		3.63%		17%
10.75		20,149	1.06		1.06		3.68		1.13		3.61		54
2.77		19,798	1.04		1.04		3.69		1.13		3.60		32
.44		19,160	1.04		1.04		3.67		1.14		3.57		22
2.71		19,687	1.05		1.05		3.53		1.15		3.43		27
(.31	)††	17,356	1.10	†	1.10	†	3.49	†	1.20	†	3.39	†	15	††

(6.47)		201	1.80		1.80		2.95		1.86		2.89		17
9.83		197	1.78		1.78		2.97		1.85		2.90		54
2.09		198	1.75		1.75		2.99		1.84		2.90		32
(.33)		84	1.75		1.75		2.96		1.85		2.86		22
1.99		47	1.79		1.79		2.80		1.89		2.70		27
(.64	)††	6	1.76	†	1.76	†	2.88	†	1.86	†	2.78	†	15	††

(6.48	)††	1	.90	†	.90	†	3.85	†	.96	†	3.79	†	17
11.45		37	.72		.72		3.96		.79		3.89		54
3.01		84	.83		.83		3.88		.92		3.79		32
.68		160	.76		.76		3.97		.86		3.87		22
3.01		729	.80		.80		3.73		.90		3.63		27
(.15	)††	811	.79	†	.79	†	3.80	†	.89	†	3.70	†	15	††

(6.32	)††	1	.75	†	.75	†	4.00	†	.81	†	3.94	†	17
10.81		1	.74		.74		4.00		.81		3.93		54
2.86		6	.72		.72		4.01		.81		3.92		32
.68		6	.74		.74		3.97		.84		3.87		22
3.10		6	.77		.77		3.81		.87		3.71		27
(.16	)††	6	.82	†	.82	†	3.76	†	.92	†	3.66	†	15	††

(a) Based on average shares outstanding during the period noted.
(b) For the period May 1, 2013 (inception of share class) to December 31, 2013.
(c) For the period January 1, 2018 to June 30, 2018.
* Calculated without sales charges.
** Net of expenses waived or assumed by the investment adviser (Note 5).
*** The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
† Annualized
†† Not annualized

FIRST INVESTORS MINNESOTA TAX EXEMPT FUND
The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.
PER SHARE DATA
		Investment Operations				Less Distributions from
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MINNESOTA FUND
Class A
2013	$12.88	$.416		$(.806)	$(.390)	$.420	—	$.420	$12.07
2014	12.07	.421(a	)	.439	.860	.420	—	.420	12.51
2015	12.51	.416(a	)	(.179)	.237	.417	—	.417	12.33
2016	12.33	.415(a	)	(.397)	.018	.408	—	.408	11.94
2017	11.94	.392(a	)	(.042)	.350	.400	—	.400	11.89
2018(c)	11.89	.172(a	)	(.249)	(.077)	.173	—	.173	11.64
Class B
2013	12.86	.336		(.824)	(.488)	.342	—	.342	12.03
2014	12.03	.322(a	)	.440	.762	.342	—	.342	12.45
2015	12.45	.322(a	)	(.177)	.145	.335	—	.335	12.26
2016	12.26	.322(a	)	(.390)	(.068)	.312	—	.312	11.88
2017	11.88	.303(a	)	(.047)	.256	.306	—	.306	11.83
2018(c)	11.83	.126(a	)	(.253)	(.127)	.123	—	.123	11.58
Advisor Class
2013(b)	12.89	.261		(.822)	(.561)	.279	—	.279	12.05
2014	12.05	.447(a	)	.437	.884	.434	—	.434	12.50
2015	12.50	.447(a	)	(.173)	.274	.444	—	.444	12.33
2016	12.33	.448(a	)	(.394)	.054	.444	—	.444	11.94
2017	11.94	.424(a	)	(.044)	.380	.430	—	.430	11.89
2018(c)	11.89	.185(a	)	(.240)	(.055)	.185	—	.185	11.65
Institutional Class
2013(b)	12.89	.287		(.818)	(.531)	.279	—	.279	12.08
2014	12.08	.445(a	)	.439	.884	.434	—	.434	12.53
2015	12.53	.442(a	)	(.188)	.254	.444	—	.444	12.34
2016	12.34	.450(a	)	(.386)	.064	.444	—	.444	11.96
2017	11.96	.428(a	)	(.051)	.377	.437	—	.437	11.90
2018(c)	11.90	.190(a	)	(.248)	(.058)	.192	—	.192	11.65

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses Net After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(3.07)%		$20,802	1.08%		1.08%		3.34%		1.14%		3.28%		24%
7.20		21,646	1.04		1.04		3.39		1.11		3.32		8
1.93		21,180	1.03		1.03		3.35		1.11		3.27		20
.11		19,381	1.01		1.01		3.37		1.11		3.27		33
2.97		20,094	1.02		1.02		3.28		1.12		3.18		34
(.64	)††	19,326	1.07	†	1.07	†	2.97	†	1.17	†	2.87	†	20	††

(3.84)		67	1.87		1.87		2.55		1.93		2.49		24
6.39		68	1.83		1.83		2.60		1.90		2.53		8
1.18		69	1.77		1.77		2.61		1.86		2.52		20
(.59)		69	1.76		1.76		2.63		1.86		2.53		33
2.18		45	1.76		1.76		2.55		1.86		2.45		34
(1.07	)††	16	1.86	†	1.86	†	2.19	†	1.96	†	2.09	†	20	††

(4.35	)††	1	.93	†	.93	†	3.49	†	.99	†	3.43	†	24
7.42		141	.79		.79		3.59		.86		3.52		8
2.23		252	.76		.76		3.61		.85		3.52		20
.40		577	.74		.74		3.65		.84		3.55		33
3.23		914	.74		.74		3.55		.84		3.45		34
(.46	)††	697	.84	†	.84	†	3.19	†	.94	†	3.09	†	20	††

(4.12	)††	1	.78	†	.78	†	3.64	†	.84	†	3.58	†	24
7.40		1	.73		.73		3.70		.80		3.63		8
2.07		6	.72		.72		3.66		.80		3.58		20
.48		6	.73		.73		3.65		.83		3.55		33
3.19		6	.73		.73		3.58		.83		3.48		34
(.48	)††	6	.77	†	.77	†	3.28	†	.87	†	3.18	†	20	††

(a) Based on average shares outstanding during the period noted.
(b) For the period May 1, 2013 (inception of share class) to December 31, 2013.
(c) For the period January 1, 2018 to June 30, 2018.
* Calculated without sales charges.
** Net of expenses waived or assumed by the investment adviser (Note 5).
*** The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
† Annualized
†† Not annualized

FIRST INVESTORS NORTH CAROLINA TAX EXEMPT FUND
The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.
PER SHARE DATA
		Investment Operations				Less Distributions from
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NORTH CAROLINA FUND
Class A
2013	$14.40	$.504		$(1.114)	$(.610)	$.500	—	$.500	$13.29
2014	13.29	.501(a	)	.579	1.080	.500	—	.500	13.87
2015	13.87	.496(a	)	(.166)	.330	.500	—	.500	13.70
2016	13.70	.477(a	)	(.498)	(.021)	.479	—	.479	13.20
2017	13.20	.439(a	)	(.028)	.411	.441	—	.441	13.17
2018(c)	13.17	.211(a	)	(.298)	(.087)	.213	—	.213	12.87
Class B
2013	14.40	.407		(1.113)	(.706)	.404	—	.404	13.29
2014	13.29	.402(a	)	.572	.974	.404	—	.404	13.86
2015	13.86	.389(a	)	(.175)	.214	.404	—	.404	13.67
2016	13.67	.374(a	)	(.501)	(.127)	.383	—	.383	13.16
2017	13.16	.340(a	)	(.022)	.318	.348	—	.348	13.13
2018(c)	13.13	.164(a	)	(.303)	(.139)	.171	—	.171	12.82
Advisor Class
2013(b)	14.39	.326		(1.104)	(.778)	.332	—	.332	13.28
2014	13.28	.537(a	)	.570	1.107	.517	—	.517	13.87
2015	13.87	.543(a	)	(.175)	.368	.528	—	.528	13.71
2016	13.71	.510(a	)	(.479)	.031	.511	—	.511	13.23
2017	13.23	.469(a	)	(.017)	.452	.482	—	.482	13.20
2018(c)	13.20	.224(a	)	(.314)	(.090)	.220	—	.220	12.89
Institutional Class
2013(b)	14.39	.343		(1.101)	(.758)	.332	—	.332	13.30
2014	13.30	.511(a	)	.586	1.097	.517	—	.517	13.88
2015	13.88	.517(a	)	(.179)	.338	.528	—	.528	13.69
2016	13.69	.518(a	)	(.497)	.021	.511	—	.511	13.20
2017	13.20	.478(a	)	(.024)	.454	.484	—	.484	13.17
2018(c)	13.17	.229(a	)	(.318)	(.089)	.231	—	.231	12.85

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses Net After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(4.30)%		$23,349	1.02%		1.02%		3.64%		1.08%		3.58%		24%
8.22		19,672	1.03		1.03		3.64		1.10		3.57		11
2.42		19,983	1.02		1.02		3.60		1.10		3.52		10
(.20)		21,434	1.00		1.00		3.50		1.10		3.40		29
3.16		25,000	.98		.98		3.32		1.08		3.22		34
(.66	)††	24,631	1.01	†	1.01	†	3.28	†	1.11	†	3.18	†	21	††

(4.96)		284	1.75		1.75		2.89		1.81		2.83		24
7.40		113	1.77		1.77		2.93		1.84		2.86		11
1.57		79	1.79		1.79		2.82		1.88		2.73		10
(.98)		66	1.76		1.76		2.75		1.86		2.65		29
2.44		47	1.73		1.73		2.58		1.83		2.48		34
(1.06	)††	23	1.69	†	1.69	†	2.57	†	1.79	†	2.47	†	21	††

(5.42	)††	1	.88	†	.88	†	3.78	†	.94	†	3.72	†	24
8.43		370	.72		.72		3.88		.79		3.81		11
2.69		213	.72		.72		3.92		.80		3.84		10
.18		2,374	.71		.71		3.81		.81		3.71		29
3.47		6,897	.72		.72		3.54		.82		3.44		34
(.68	)††	4,043	.81	†	.81	†	3.47	†	.91	†	3.37	†	21	††

(5.28	)††	1	.73	†	.73	†	3.93	†	.79	†	3.87	†	24
8.34		1	.72		.72		3.95		.79		3.88		11
2.48		6	.71		.71		3.91		.79		3.83		10
.10		6	.70		.70		3.80		.80		3.70		29
3.49		6	.69		.69		3.62		.79		3.52		34
(.67	)††	6	.71	†	.71	†	3.57	†	.81	†	3.47	†	21	††

(a) Based on average shares outstanding during the period noted.
(b) For the period May 1, 2013 (inception of share class) to December 31, 2013.
(c) For the period January 1, 2018 to June 30, 2018.
* Calculated without sales charges.
** Net of expenses waived or assumed by the investment adviser (Note 5).
*** The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
† Annualized
†† Not annualized

FIRST INVESTORS OHIO TAX EXEMPT FUND
The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.
PER SHARE DATA
		Investment Operations				Less Distributions from
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
OHIO FUND
Class A
2013	$13.00	$.449		$(.949)	$(.500)	$.440	—	$.440	$12.06
2014	12.06	.430(a	)	.765	1.195	.435	—	.435	12.82
2015	12.82	.431(a	)	(.130)	.301	.401	—	.401	12.72
2016	12.72	.417(a	)	(.375)	.042	.412	—	.412	12.35
2017	12.35	.422(a	)	(.110)	.312	.462	—	.462	12.20
2018(c)	12.20	.184(a	)	(.218)	(.034)	.186	—	.186	11.98
Class B
2013	12.99	.361		(.954)	(.593)	.357	—	.357	12.04
2014	12.04	.320(a	)	.756	1.076	.346	—	.346	12.77
2015	12.77	.310(a	)	(.127)	.183	.273	—	.273	12.68
2016	12.68	.303(a	)	(.383)	(.080)	.280	—	.280	12.32
2017	12.32	.317(a	)	(.110)	.207	.327	—	.327	12.20
2018(c)	12.20	.125(a	)	(.215)	(.090)	.130	—	.130	11.98
Advisor Class
2013(b)	13.06	.279		(1.007)	(.728)	.292	—	.292	12.04
2014	12.04	.397(a	)	.758	1.155	.435	—	.435	12.76
2015	12.76	.385(a	)	(.235)	.150	.390	—	.390	12.52
2016	12.52	.406(a	)	(.372)	.034	.394	—	.394	12.16
2017	12.16	.431(a	)	(.120)	.311	.421	—	.421	12.05
2018(c)	12.05	.184(a	)	(.208)	(.024)	.186	—	.186	11.84
Institutional Class
2013(b)	13.06	.305		(1.003)	(.698)	.292	—	.292	12.07
2014	12.07	.459(a	)	.756	1.215	.435	—	.435	12.85
2015	12.85	.457(a	)	(.121)	.336	.396	—	.396	12.79
2016	12.79	.454(a	)	(.388)	.066	.406	—	.406	12.45
2017	12.45	.459(a	)	(.108)	.351	.461	—	.461	12.34
2018(c)	12.34	.201(a	)	(.216)	(.015)	.205	—	.205	12.12

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses Net After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(3.92)%		$21,506	1.04%		1.04%		3.58%		1.10%		3.52%		69%
10.04		22,249	1.03		1.03		3.42		1.10		3.35		81
2.39		21,571	1.01		1.01		3.38		1.10		3.29		29
.28		21,453	1.00		1.00		3.27		1.10		3.17		39
2.55		21,145	1.00		1.00		3.43		1.10		3.33		26
(.27	)††	20,811	1.04	†	1.04	†	3.09	†	1.14	†	2.99	†	24	††

(4.63)		83	1.82		1.82		2.77		1.88		2.71		69
9.03		79	1.90		1.90		2.56		1.97		2.49		81
1.45		75	1.95		1.95		2.44		2.03		2.36		29
(.68)		74	1.92		1.92		2.34		2.02		2.24		39
1.69		31	1.86		1.86		2.57		1.96		2.47		26
(.74	)††	30	2.04	†	2.04	†	2.09	†	2.14	†	1.99	†	24	††

(5.59	)††	1	.89	†	.89	†	3.73	†	.95	†	3.67	†	69
9.71		1	.89		.89		3.56		.96		3.49		81
1.19		11	.87		.87		3.52		.96		3.43		29
.21		11	.84		.84		3.44		.94		3.34		39
2.59		21	.87		.87		3.54		.97		3.44		26
(.19	)††	14	1.04	†	1.04	†	3.13	†	1.14	†	3.03	†	24	††

(5.35	)††	1	.74	†	.74	†	3.88	†	.80	†	3.82	†	69
10.20		1	.72		.72		3.73		.79		3.66		81
2.65		6	.70		.70		3.69		.79		3.60		29
.46		6	.73		.73		3.54		.83		3.44		39
2.85		6	.73		.73		3.69		.83		3.59		26
(.11	)††	6	.78	†	.78	†	3.34	†	.88	†	3.24	†	24	††

(a) Based on average shares outstanding during the period noted.
(b) For the period May 1, 2013 (inception of share class) to December 31, 2013.
(c) For the period January 1, 2018 to June 30, 2018.
* Calculated without sales charges.
** Net of expenses waived or assumed by the investment adviser (Note 5).
*** The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
† Annualized
†† Not annualized

FIRST INVESTORS PENNSYLVANIA TAX EXEMPT FUND
The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.
PER SHARE DATA
		Investment Operations				Less Distributions from
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
PENNSYLVANIA FUND
Class A
2013	$13.78	$.496		$(1.008)	$(.512)	$.488	$—	$.488	$12.78
2014	12.78	.495(a	)	.723	1.218	.488	—	.488	13.51
2015	13.51	.496(a	)	(.126)	.370	.490	—	.490	13.39
2016	13.39	.501(a	)	(.405)	.096	.496	.010	.506	12.98
2017	12.98	.476(a	)	(.055)	.421	.502	.029	.531	12.87
2018(c)	12.87	.220(a	)	(.239)	(.019)	.221	—	.221	12.63
Class B
2013	13.77	.423		(1.043)	(.620)	.400	—	.400	12.75
2014	12.75	.383(a	)	.728	1.111	.401	—	.401	13.46
2015	13.46	.385(a	)	(.133)	.252	.402	—	.402	13.31
2016	13.31	.392(a	)	(.400)	(.008)	.402	.010	.412	12.89
2017	12.89	.362(a	)	(.061)	.301	.402	.029	.431	12.76
2018(c)	12.76	.169(a	)	(.247)	(.078)	.172	—	.172	12.51
Advisor Class
2013(b)	13.84	.313		(1.060)	(.747)	.323	—	.323	12.77
2014	12.77	.527(a	)	.717	1.244	.504	—	.504	13.51
2015	13.51	.534(a	)	(.127)	.407	.517	—	.517	13.40
2016	13.40	.541(a	)	(.413)	.128	.528	.010	.538	12.99
2017	12.99	.512(a	)	(.052)	.460	.531	.029	.560	12.89
2018(c)	12.89	.237(a	)	(.239)	(.002)	.238	—	.238	12.65
Institutional Class
2013(b)	13.84	.339		(1.066)	(.727)	.323	—	.323	12.79
2014	12.79	.496(a	)	.718	1.214	.504	—	.504	13.50
2015	13.50	.523(a	)	(.136)	.387	.517	—	.517	13.37
2016	13.37	.537(a	)	(.409)	.128	.528	.010	.538	12.96
2017	12.96	.513(a	)	(.049)	.464	.525	.029	.554	12.87
2018(c)	12.87	.240(a	)	(.247)	(.007)	.243	—	.243	12.62

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses Net After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(3.77)%		$35,056	1.00%		1.00%		3.74%		1.07%		3.67%		41%
9.65		36,354	.99		.99		3.72		1.06		3.65		40
2.79		34,100	.98		.98		3.69		1.06		3.61		58
.67		33,434	.97		.97		3.75		1.07		3.65		58
3.28		37,216	.96		.96		3.66		1.06		3.56		25
(.14	)††	35,727	.97	†	.97	†	3.51	†	1.07	†	3.41	†	30	††

(4.56)		295	1.80		1.80		2.93		1.87		2.86		41
8.79		283	1.82		1.82		2.89		1.89		2.82		40
1.90		261	1.79		1.79		2.88		1.88		2.79		58
(.10)		169	1.78		1.78		2.95		1.88		2.85		58
2.36		101	1.84		1.84		2.81		1.94		2.71		25
(.60	)††	78	1.78	†	1.78	†	2.71	†	1.88	†	2.61	†	30	††

(5.41	)††	1	.85	†	.85	†	3.89	†	.92	†	3.82	†	41
9.86		317	.71		.71		3.93		.78		3.86		40
3.07		592	.69		.69		3.98		.78		3.89		58
.92		939	.66		.66		4.05		.76		3.95		58
3.59		1,281	.68		.68		3.94		.78		3.84		25
(.01	)††	1,246	.72	†	.72	†	3.76	†	.82	†	3.66	†	30	††

(5.26	)††	1	.70	†	.70	†	4.04	†	.77	†	3.97	†	41
9.60		1	.68		.68		4.03		.75		3.96		40
2.93		6	.67		.67		4.00		.75		3.92		58
.92		6	.66		.66		4.06		.76		3.96		58
3.62		6	.67		.67		3.95		.77		3.85		25
(.04	)††	6	.65	†	.65	†	3.83	†	.75	†	3.73	†	30	††

(a) Based on average shares outstanding during the period noted.
(b) For the period May 1, 2013 (inception of share class) to December 31, 2013.
(c) For the period January 1, 2018 to June 30, 2018.
* Calculated without sales charges.
** Net of expenses waived or assumed by the investment adviser (Note 5).
*** The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
† Annualized
†† Not annualized

FIRST INVESTORS VIRGINIA TAX EXEMPT FUND
The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.
PER SHARE DATA
		Investment Operations				Less Distributions from
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
VIRGINIA FUND
Class A
2013	$13.72	$.438		$(1.030)	$(.592)	$.438	—	$.438	$12.69
2014	12.69	.434(a	)	.724	1.158	.438	—	.438	13.41
2015	13.41	.419(a	)	(.142)	.277	.417	—	.417	13.27
2016	13.27	.398(a	)	(.422)	(.024)	.396	—	.396	12.85
2017	12.85	.377(a	)	.115	.492	.382	—	.382	12.96
2018(c)	12.96	.187(a	)	(.271)	(.084)	.186	—	.186	12.69
Class B
2013	13.68	.368		(1.052)	(.684)	.346	—	.346	12.65
2014	12.65	.322(a	)	.714	1.036	.346	—	.346	13.34
2015	13.34	.298(a	)	(.153)	.145	.305	—	.305	13.18
2016	13.18	.238(a	)	(.424)	(.186)	.264	—	.264	12.73
2017	12.73	.277(a	)	.111	.388	.258	—	.258	12.86
2018(c)	12.86	.142(a	)	(.269)	(.127)	.143	—	.143	12.59
Advisor Class
2013(b)	13.78	.259		(1.088)	(.829)	.291	—	.291	12.66
2014	12.66	.450(a	)	.702	1.152	.442	—	.442	13.37
2015	13.37	.432(a	)	(.138)	.294	.424	—	.424	13.24
2016	13.24	.405(a	)	(.421)	(.016)	.404	—	.404	12.82
2017	12.82	.390(a	)	.113	.503	.393	—	.393	12.93
2018(c)	12.93	.199(a	)	(.271)	(.072)	.198	—	.198	12.66
Institutional Class
2013(b)	13.78	.321		(1.090)	(.769)	.291	—	.291	12.72
2014	12.72	.441(a	)	.721	1.162	.442	—	.442	13.44
2015	13.44	.442(a	)	(.148)	.294	.424	—	.424	13.31
2016	13.31	.436(a	)	(.422)	.014	.404	—	.404	12.92
2017	12.92	.417(a	)	.122	.539	.409	—	.409	13.05
2018(c)	13.05	.208(a	)	(.279)	(.071)	.209	—	.209	12.77

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses Net After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

(4.38)%		$39,638	1.00%		1.00%		3.32%		1.06%		3.26%		38%
9.23		40,448	.99		.99		3.29		1.06		3.22		38
2.11		42,491	.97		.97		3.16		1.05		3.08		26
(.24)		45,922	.94		.94		2.99		1.04		2.89		35
3.87		48,130	.94		.94		2.91		1.04		2.81		36
(.65	)††	45,650	.96	†	.96	†	2.96	†	1.06	†	2.86	†	13	††

(5.06)		153	1.77		1.77		2.54		1.83		2.48		38
8.26		108	1.83		1.83		2.45		1.90		2.38		38
1.11		34	1.93		1.93		2.26		2.01		2.18		26
(1.46)		69	2.14		2.14		1.79		2.24		1.69		35
3.07		97	1.70		1.70		2.15		1.80		2.05		36
(.99	)††	95	1.65	†	1.65	†	2.26	†	1.75	†	2.16	†	13	††

(6.03	)††	1	.85	†	.85	†	3.47	†	.91	†	3.41	†	38
9.21		105	.80		.80		3.40		.87		3.33		38
2.24		89	.87		.87		3.26		.96		3.17		26
(.18)		174	.86		.86		3.05		.96		2.95		35
3.97		164	.84		.84		3.02		.94		2.92		36
(.55	)††	248	.75	†	.75	†	3.15	†	.85	†	3.05	†	13	††

(5.59	)††	1	.70	†	.70	†	3.62	†	.76	†	3.56	†	38
9.23		1	.67		.67		3.61		.74		3.54		38
2.24		6	.65		.65		3.48		.73		3.40		26
.05		6	.67		.67		3.26		.77		3.16		35
4.22		6	.65		.65		3.20		.75		3.10		36
(.54	)††	6	.63	†	.63	†	3.28	†	.73	†	3.18	†	13	††

(a) Based on average shares outstanding during the period noted.
(b) For the period May 1, 2013 (inception of share class) to December 31, 2013.
(c) For the period January 1, 2018 to June 30, 2018.
* Calculated without sales charges.
** Net of expenses waived or assumed by the investment adviser (Note 5).
*** The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
† Annualized
†† Not annualized

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PROXY CARD

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

First Investors Connecticut Tax Exempt Fund
a series of First Investors Tax Exempt Funds
PROXY FOR A SPECIAL JOINT MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 30, 2018

The undersigned Shareholder(s) of First Investors Connecticut Tax Exempt Fund, a series of First Investors Tax Exempt Funds (“Trust”), hereby appoint(s) E. Blake Moore Jr., Joseph Benedek, Marc Milgram, Carol Lerner Brown, and Mark Spencer (with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Joint Meeting of Shareholders of the First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund,  First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund, to be held on Friday, November 30, 2018 at 9 a.m., Eastern Time, at the Trust’s office, located at 40 Wall Street, New York, New York 10005, and at any postponements or adjournments thereof (“Special Meeting”), to vote all of the shares of the First Investors Connecticut Tax Exempt Fund that the undersigned would be entitled to vote if personally present at the Special Meeting and on any other matters properly brought before the Special Meeting, all as set forth in the Notice of Special Joint Meeting of Shareholders.

Important Notice Regarding the Availability of Proxy Materials for the Special Joint Meeting of Shareholders to be held on November 30, 2018: The Notice of Special Joint Meeting of Shareholders and Combined Proxy Statement and Prospectus are available at: https://www.proxyonline.com/docs/FirstInvestorsTaxExempt.pdf

Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (866) 796-7180. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

First Investors Connecticut Tax Exempt Fund	PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. This proxy must be signed exactly as your name(s) appear(s) hereon. If signing as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, partnership or other entity, please add titles as such. Joint owners must each sign. By signing this proxy card, you acknowledge that you have received the Combined Proxy Statement and Prospectus that this proxy card accompanies.

	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUST’S BOARD OF TRUSTEES. This proxy card, when properly executed, will be voted as instructed.  If no specification is made, the proxy card will be voted “FOR” the Proposal.  The proxies are authorized, in their discretion, to vote upon such other matters as may properly come before the Special Meeting.

THE TRUST’S BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL BELOW.
TO VOTE, MARK A CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:   ●

	FOR	AGAINST	ABSTAIN
PROPOSAL:

1
To approve the Plan of Reorganization and Termination adopted by the Board of Trustees of the First Investors Tax Exempt Funds (the “Trust”) to reorganize the First Investors Connecticut Tax Exempt Fund, a series of the Trust, into the First Investors Tax Exempt Opportunities Fund, another series of the Trust.
	o	o	o

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

THANK YOU FOR YOUR CONSIDERATION AND VOTING

PROXY CARD

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

First Investors Massachusetts Tax Exempt Fund
a series of First Investors Tax Exempt Funds
PROXY FOR A SPECIAL JOINT MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 30, 2018

The undersigned Shareholder(s) of First Investors Massachusetts Tax Exempt Fund, a series of First Investors Tax Exempt Funds (“Trust”), hereby appoint(s) E. Blake Moore Jr., Joseph Benedek, Marc Milgram, Carol Lerner Brown, and Mark Spencer (with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Joint Meeting of Shareholders of the First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund,  First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund, to be held on Friday, November 30, 2018 at 9 a.m., Eastern Time, at the Trust’s office, located at 40 Wall Street, New York, New York 10005, and at any postponements or adjournments thereof (“Special Meeting”), to vote all of the shares of the First Investors Massachusetts Tax Exempt Fund that the undersigned would be entitled to vote if personally present at the Special Meeting and on any other matters properly brought before the Special Meeting, all as set forth in the Notice of Special Joint Meeting of Shareholders.

Important Notice Regarding the Availability of Proxy Materials for the Special Joint Meeting of Shareholders to be held on November 30, 2018: The Notice of Special Joint Meeting of Shareholders and Combined Proxy Statement and Prospectus are available at: https://www.proxyonline.com/docs/FirstInvestorsTaxExempt.pdf

Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (866) 796-7180. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

First Investors Massachusetts Tax Exempt Fund	PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. This proxy must be signed exactly as your name(s) appear(s) hereon. If signing as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, partnership or other entity, please add titles as such. Joint owners must each sign. By signing this proxy card, you acknowledge that you have received the Combined Proxy Statement and Prospectus that this proxy card accompanies.

	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUST’S BOARD OF TRUSTEES. This proxy card, when properly executed, will be voted as instructed.  If no specification is made, the proxy card will be voted “FOR” the Proposal.  The proxies are authorized, in their discretion, to vote upon such other matters as may properly come before the Special Meeting.

THE TRUST’S BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL BELOW.
TO VOTE, MARK A CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:   ●

	FOR	AGAINST	ABSTAIN
PROPOSAL:

1
To approve the Plan of Reorganization and Termination adopted by the Board of Trustees of the First Investors Tax Exempt Funds (the “Trust”) to reorganize the First Investors Massachusetts Tax Exempt Fund, a series of the Trust, into the First Investors Tax Exempt Opportunities Fund, another series of the Trust.
	o	o	o

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

THANK YOU FOR YOUR CONSIDERATION AND VOTING

PROXY CARD

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

First Investors Michigan Tax Exempt Fund
a series of First Investors Tax Exempt Funds
PROXY FOR A SPECIAL JOINT MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 30, 2018

The undersigned Shareholder(s) of First Investors Michigan Tax Exempt Fund, a series of First Investors Tax Exempt Funds (“Trust”), hereby appoint(s) E. Blake Moore Jr., Joseph Benedek, Marc Milgram, Carol Lerner Brown, and Mark Spencer (with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Joint Meeting of Shareholders of the First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund,  First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund, to be held on Friday, November 30, 2018 at 9 a.m., Eastern Time, at the Trust’s office, located at 40 Wall Street, New York, New York 10005, and at any postponements or adjournments thereof (“Special Meeting”), to vote all of the shares of the First Investors Michigan Tax Exempt Fund that the undersigned would be entitled to vote if personally present at the Special Meeting and on any other matters properly brought before the Special Meeting, all as set forth in the Notice of Special Joint Meeting of Shareholders.

Important Notice Regarding the Availability of Proxy Materials for the Special Joint Meeting of Shareholders to be held on November 30, 2018: The Notice of Special Joint Meeting of Shareholders and Combined Proxy Statement and Prospectus are available at: https://www.proxyonline.com/docs/FirstInvestorsTaxExempt.pdf

Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (866) 796-7180. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

First Investors Michigan Tax Exempt Fund	PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. This proxy must be signed exactly as your name(s) appear(s) hereon. If signing as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, partnership or other entity, please add titles as such. Joint owners must each sign. By signing this proxy card, you acknowledge that you have received the Combined Proxy Statement and Prospectus that this proxy card accompanies.

	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUST’S BOARD OF TRUSTEES. This proxy card, when properly executed, will be voted as instructed.  If no specification is made, the proxy card will be voted “FOR” the Proposal.  The proxies are authorized, in their discretion, to vote upon such other matters as may properly come before the Special Meeting.

THE TRUST’S BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL BELOW.
TO VOTE, MARK A CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:   ●

	FOR	AGAINST	ABSTAIN
PROPOSAL:

1
To approve the Plan of Reorganization and Termination adopted by the Board of Trustees of the First Investors Tax Exempt Funds (the “Trust”) to reorganize the First Investors Michigan Tax Exempt Fund, a series of the Trust, into the First Investors Tax Exempt Opportunities Fund, another series of the Trust.
	o	o	o

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

THANK YOU FOR YOUR CONSIDERATION AND VOTING

PROXY CARD

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

First Investors Minnesota Tax Exempt Fund
a series of First Investors Tax Exempt Funds
PROXY FOR A SPECIAL JOINT MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 30, 2018

The undersigned Shareholder(s) of First Investors Minnesota Tax Exempt Fund, a series of First Investors Tax Exempt Funds (“Trust”), hereby appoint(s) E. Blake Moore Jr., Joseph Benedek, Marc Milgram, Carol Lerner Brown, and Mark Spencer (with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Joint Meeting of Shareholders of the First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund,  First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund, to be held on Friday, November 30, 2018 at 9 a.m., Eastern Time, at the Trust’s office, located at 40 Wall Street, New York, New York 10005, and at any postponements or adjournments thereof (“Special Meeting”), to vote all of the shares of the First Investors Minnesota Tax Exempt Fund that the undersigned would be entitled to vote if personally present at the Special Meeting and on any other matters properly brought before the Special Meeting, all as set forth in the Notice of Special Joint Meeting of Shareholders.

Important Notice Regarding the Availability of Proxy Materials for the Special Joint Meeting of Shareholders to be held on November 30, 2018: The Notice of Special Joint Meeting of Shareholders and Combined Proxy Statement and Prospectus are available at: https://www.proxyonline.com/docs/FirstInvestorsTaxExempt.pdf

Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (866) 796-7180. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

First Investors Minnesota Tax Exempt Fund	PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. This proxy must be signed exactly as your name(s) appear(s) hereon. If signing as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, partnership or other entity, please add titles as such. Joint owners must each sign. By signing this proxy card, you acknowledge that you have received the Combined Proxy Statement and Prospectus that this proxy card accompanies.

	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUST’S BOARD OF TRUSTEES. This proxy card, when properly executed, will be voted as instructed.  If no specification is made, the proxy card will be voted “FOR” the Proposal.  The proxies are authorized, in their discretion, to vote upon such other matters as may properly come before the Special Meeting.

THE TRUST’S BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL BELOW.
TO VOTE, MARK A CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:   ●

	FOR	AGAINST	ABSTAIN
PROPOSAL:

1
To approve the Plan of Reorganization and Termination adopted by the Board of Trustees of the First Investors Tax Exempt Funds (the “Trust”) to reorganize the First Investors Minnesota Tax Exempt Fund, a series of the Trust, into the First Investors Tax Exempt Opportunities Fund, another series of the Trust.
	o	o	o

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

THANK YOU FOR YOUR CONSIDERATION AND VOTING

PROXY CARD

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

First Investors North Carolina Tax Exempt Fund
a series of First Investors Tax Exempt Funds
PROXY FOR A SPECIAL JOINT MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 30, 2018

The undersigned Shareholder(s) of First Investors North Carolina Tax Exempt Fund, a series of First Investors Tax Exempt Funds (“Trust”), hereby appoint(s) E. Blake Moore Jr., Joseph Benedek, Marc Milgram, Carol Lerner Brown, and Mark Spencer (with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Joint Meeting of Shareholders of the First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund,  First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund, to be held on Friday, November 30, 2018 at 9 a.m., Eastern Time, at the Trust’s office, located at 40 Wall Street, New York, New York 10005, and at any postponements or adjournments thereof (“Special Meeting”), to vote all of the shares of the First Investors North Carolina Tax Exempt Fund that the undersigned would be entitled to vote if personally present at the Special Meeting and on any other matters properly brought before the Special Meeting, all as set forth in the Notice of Special Joint Meeting of Shareholders.

Important Notice Regarding the Availability of Proxy Materials for the Special Joint Meeting of Shareholders to be held on November 30, 2018: The Notice of Special Joint Meeting of Shareholders and Combined Proxy Statement and Prospectus are available at: https://www.proxyonline.com/docs/FirstInvestorsTaxExempt.pdf

Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (866) 796-7180. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

First Investors North Carolina Tax Exempt Fund	PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. This proxy must be signed exactly as your name(s) appear(s) hereon. If signing as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, partnership or other entity, please add titles as such. Joint owners must each sign. By signing this proxy card, you acknowledge that you have received the Combined Proxy Statement and Prospectus that this proxy card accompanies.

	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUST’S BOARD OF TRUSTEES. This proxy card, when properly executed, will be voted as instructed.  If no specification is made, the proxy card will be voted “FOR” the Proposal.  The proxies are authorized, in their discretion, to vote upon such other matters as may properly come before the Special Meeting.

THE TRUST’S BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL BELOW.
TO VOTE, MARK A CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:   ●

	FOR	AGAINST	ABSTAIN
PROPOSAL:

1
To approve the Plan of Reorganization and Termination adopted by the Board of Trustees of the First Investors Tax Exempt Funds (the “Trust”) to reorganize the First Investors North Carolina Tax Exempt Fund, a series of the Trust, into the First Investors Tax Exempt Opportunities Fund, another series of the Trust.
	o	o	o

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

THANK YOU FOR YOUR CONSIDERATION AND VOTING

PROXY CARD

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

First Investors Ohio Tax Exempt Fund
a series of First Investors Tax Exempt Funds
PROXY FOR A SPECIAL JOINT MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 30, 2018

The undersigned Shareholder(s) of First Investors Ohio Tax Exempt Fund, a series of First Investors Tax Exempt Funds (“Trust”), hereby appoint(s) E. Blake Moore Jr., Joseph Benedek, Marc Milgram, Carol Lerner Brown, and Mark Spencer (with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Joint Meeting of Shareholders of the First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund,  First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund, to be held on Friday, November 30, 2018 at 9 a.m., Eastern Time, at the Trust’s office, located at 40 Wall Street, New York, New York 10005, and at any postponements or adjournments thereof (“Special Meeting”), to vote all of the shares of the First Investors Ohio Tax Exempt Fund that the undersigned would be entitled to vote if personally present at the Special Meeting and on any other matters properly brought before the Special Meeting, all as set forth in the Notice of Special Joint Meeting of Shareholders.

Important Notice Regarding the Availability of Proxy Materials for the Special Joint Meeting of Shareholders to be held on November 30, 2018: The Notice of Special Joint Meeting of Shareholders and Combined Proxy Statement and Prospectus are available at: https://www.proxyonline.com/docs/FirstInvestorsTaxExempt.pdf

Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (866) 796-7180. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

First Investors Ohio Tax Exempt Fund	PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. This proxy must be signed exactly as your name(s) appear(s) hereon. If signing as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, partnership or other entity, please add titles as such. Joint owners must each sign. By signing this proxy card, you acknowledge that you have received the Combined Proxy Statement and Prospectus that this proxy card accompanies.

	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUST’S BOARD OF TRUSTEES. This proxy card, when properly executed, will be voted as instructed.  If no specification is made, the proxy card will be voted “FOR” the Proposal.  The proxies are authorized, in their discretion, to vote upon such other matters as may properly come before the Special Meeting.

THE TRUST’S BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL BELOW.
TO VOTE, MARK A CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:   ●

	FOR	AGAINST	ABSTAIN
PROPOSAL:

1
To approve the Plan of Reorganization and Termination adopted by the Board of Trustees of the First Investors Tax Exempt Funds (the “Trust”) to reorganize the First Investors Ohio Tax Exempt Fund, a series of the Trust, into the First Investors Tax Exempt Opportunities Fund, another series of the Trust.
	o	o	o

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

THANK YOU FOR YOUR CONSIDERATION AND VOTING

PROXY CARD

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

First Investors Pennsylvania Tax Exempt Fund
a series of First Investors Tax Exempt Funds
PROXY FOR A SPECIAL JOINT MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 30, 2018

The undersigned Shareholder(s) of First Investors Pennsylvania Tax Exempt Fund, a series of First Investors Tax Exempt Funds (“Trust”), hereby appoint(s) E. Blake Moore Jr., Joseph Benedek, Marc Milgram, Carol Lerner Brown, and Mark Spencer (with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Joint Meeting of Shareholders of the First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund,  First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund, to be held on Friday, November 30, 2018 at 9 a.m., Eastern Time, at the Trust’s office, located at 40 Wall Street, New York, New York 10005, and at any postponements or adjournments thereof (“Special Meeting”), to vote all of the shares of the First Investors Pennsylvania Tax Exempt Fund that the undersigned would be entitled to vote if personally present at the Special Meeting and on any other matters properly brought before the Special Meeting, all as set forth in the Notice of Special Joint Meeting of Shareholders.

Important Notice Regarding the Availability of Proxy Materials for the Special Joint Meeting of Shareholders to be held on November 30, 2018: The Notice of Special Joint Meeting of Shareholders and Combined Proxy Statement and Prospectus are available at: https://www.proxyonline.com/docs/FirstInvestorsTaxExempt.pdf

Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (866) 796-7180. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

First Investors Pennsylvania Tax Exempt Fund	PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. This proxy must be signed exactly as your name(s) appear(s) hereon. If signing as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, partnership or other entity, please add titles as such. Joint owners must each sign. By signing this proxy card, you acknowledge that you have received the Combined Proxy Statement and Prospectus that this proxy card accompanies.

	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUST’S BOARD OF TRUSTEES. This proxy card, when properly executed, will be voted as instructed.  If no specification is made, the proxy card will be voted “FOR” the Proposal.  The proxies are authorized, in their discretion, to vote upon such other matters as may properly come before the Special Meeting.

THE TRUST’S BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL BELOW.
TO VOTE, MARK A CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:  ●

	FOR	AGAINST	ABSTAIN
PROPOSAL:

1
To approve the Plan of Reorganization and Termination adopted by the Board of Trustees of the First Investors Tax Exempt Funds (the “Trust”) to reorganize the First Investors Pennsylvania Tax Exempt Fund, a series of the Trust, into the First Investors Tax Exempt Opportunities Fund, another series of the Trust.
	o	o	o

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

THANK YOU FOR YOUR CONSIDERATION AND VOTING

PROXY CARD

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

First Investors Virginia Tax Exempt Fund
a series of First Investors Tax Exempt Funds
PROXY FOR A SPECIAL JOINT MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 30, 2018

The undersigned Shareholder(s) of First Investors Virginia Tax Exempt Fund, a series of First Investors Tax Exempt Funds (“Trust”), hereby appoint(s) E. Blake Moore Jr., Joseph Benedek, Marc Milgram, Carol Lerner Brown, and Mark Spencer (with full power of substitution), the proxy or proxies of the undersigned, to attend the Special Joint Meeting of Shareholders of the First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund,  First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund, and First Investors Virginia Tax Exempt Fund, to be held on Friday, November 30, 2018 at 9 a.m., Eastern Time, at the Trust’s office, located at 40 Wall Street, New York, New York 10005, and at any postponements or adjournments thereof (“Special Meeting”), to vote all of the shares of the First Investors Virginia Tax Exempt Fund that the undersigned would be entitled to vote if personally present at the Special Meeting and on any other matters properly brought before the Special Meeting, all as set forth in the Notice of Special Joint Meeting of Shareholders.

Important Notice Regarding the Availability of Proxy Materials for the Special Joint Meeting of Shareholders to be held on November 30, 2018: The Notice of Special Joint Meeting of Shareholders and Combined Proxy Statement and Prospectus are available at: https://www.proxyonline.com/docs/FirstInvestorsTaxExempt.pdf

Do you have questions? If you have any questions about how to vote your proxy or about the Special Meeting in general, please call toll-free (866) 796-7180. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

First Investors Virginia Tax Exempt Fund	PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. This proxy must be signed exactly as your name(s) appear(s) hereon. If signing as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, partnership or other entity, please add titles as such. Joint owners must each sign. By signing this proxy card, you acknowledge that you have received the Combined Proxy Statement and Prospectus that this proxy card accompanies.

	SIGNATURE (AND TITLE IF APPLICABLE)	DATE

	SIGNATURE (IF HELD JOINTLY)	DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUST’S BOARD OF TRUSTEES. This proxy card, when properly executed, will be voted as instructed.  If no specification is made, the proxy card will be voted “FOR” the Proposal.  The proxies are authorized, in their discretion, to vote upon such other matters as may properly come before the Special Meeting.

THE TRUST’S BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL BELOW.
TO VOTE, MARK A CIRCLE BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:   ●

	FOR	AGAINST	ABSTAIN
PROPOSAL:

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To approve the Plan of Reorganization and Termination adopted by the Board of Trustees of the First Investors Tax Exempt Funds (the “Trust”) to reorganize the First Investors Virginia Tax Exempt Fund a series of the Trust, into the First Investors Tax Exempt Opportunities Fund, another series of the Trust.
	o	o	o

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

THANK YOU FOR YOUR CONSIDERATION AND VOTING

STATEMENT OF ADDITIONAL INFORMATION
October 11, 2018

For the Reorganization of

First Investors Connecticut Tax Exempt Fund,
First Investors Massachusetts Tax Exempt Fund,
First Investors Michigan Tax Exempt Fund,
First Investors Minnesota Tax Exempt Fund,
First Investors North Carolina Tax Exempt Fund,
First Investors Ohio Tax Exempt Fund,
First Investors Pennsylvania Tax Exempt Fund, and
First Investors Virginia Tax Exempt Fund,
each a series of First Investors Tax Exempt Funds

Into

First Investors Tax Exempt Opportunities Fund,
a series of First Investors Tax Exempt Funds

40 Wall Street
New York, New York 10005
(212) 858-8000
This Statement of Additional Information (“SAI”) which is not a prospectus, supplements and should be read in conjunction with, the Combined Proxy Statement and Prospectus (“Proxy Statement”) dated October 11, 2018, relates specifically to the reorganizations of the First Investors Connecticut Tax Exempt Fund (“Connecticut Fund”), First Investors Massachusetts Tax Exempt Fund (“Massachusetts Fund”), First Investors Michigan Tax Exempt Fund (“Michigan Fund”), First Investors Minnesota Tax Exempt Fund (“Minnesota Fund”), First Investors North Carolina Tax Exempt Fund (“North Carolina Fund”), First Investors Ohio Tax Exempt Fund (“Ohio Fund”), First Investors Pennsylvania Tax Exempt Fund (“Pennsylvania Fund”), and First Investors Virginia Tax Exempt Fund (“Virginia Fund”) (each, a “Target Fund” and collectively, the “Target Funds”), each a series of First Investors Tax Exempt Funds (“Trust”), into First Investors Tax Exempt Opportunities Fund (“Tax Exempt Opportunities Fund” or “Acquiring Fund”), a series of the Trust (each, a “Reorganization” and collectively, the “Reorganizations”).  The Target Funds and the Acquiring Fund each may be referred to herein as a “Fund” and collectively as the “Funds.”  Pursuant to the Reorganizations, each Target Fund will transfer all of its assets to the Acquiring Fund in exchange solely for Class A, Class B, Advisor Class and Institutional Class shares of beneficial interest in the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities.  The shares of the Acquiring Fund received by each Target Fund will be distributed pro rata by class to the Target Fund’s shareholders of record as of the date of the Reorganizations, and the Target Fund will be terminated.
This SAI consists of the cover page, the information set forth below under “Pro Forma Financial Information” and the following documents, each of which is incorporated by reference herein and legally forms a part of the SAI:
1.	The SAI of the Target Funds and the Acquiring Fund, dated May 1, 2018, as supplemented (File Nos. 002-82572 and 811-03690);
2.
The Annual Report to shareholders of the Target Funds and the Acquiring Fund for the fiscal year ended December 31, 2017 and the Semi-Annual Report to shareholders of the Target Funds and the Acquiring Fund for the period ended June 30, 2018; and

The Statement of Additional Information incorporated by reference above includes information about other funds in the Trust that is not relevant to the Reorganizations.  Please disregard that information.
The Proxy Statement may be obtained, without charge, by calling toll-free 1 (800) 423-4026 or by writing to the Funds’ transfer agent at:  Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837.  These documents are also available at www.foresters.com.  This SAI should be read in conjunction with the Proxy Statement.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings given to them in the Proxy Statement.
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Pro Forma Financial Information
Set forth below is unaudited pro forma financial information demonstrating the effect of the Reorganizations of the Target Funds into the Acquiring Fund, as if the Reorganizations had been completed and effective for the period ended June 30, 2018.  The pro forma financial information has been estimated in good faith based on information regarding each Fund as of June 30, 2018.  The unaudited pro forma financial information should be read in conjunction with the Proxy Statement and the historical financial statements of the Target Funds and the Acquiring Fund, which are available in the Annual Report to Shareholders of the Funds for the fiscal year ended December 31, 2017 and the Semi-Annual Report to Shareholders of the Funds for the period ended June 30, 2018, which are on file with the SEC and available at no charge.
Narrative Description of the Pro Forma Effects of the Reorganizations
Note 1 – Reorganizations
The unaudited pro forma financial information has been prepared to give effect to the Reorganizations as of the period indicated below. Each Reorganization will occur only if shareholders of the applicable Target Fund separately approve its Reorganization.

Target Funds	Acquiring Fund	Statement of Assets and Liabilities as of, and Statement of Operations for, the Period Ended
Connecticut Fund	Tax Exempt Opportunities Fund	June 30, 2018
Massachusetts Fund
Michigan Fund
Minnesota Fund
North Carolina Fund
Ohio Fund
Pennsylvania Fund
Virginia Fund

Basis of Pro Forma. The Reorganizations will be accounted for as tax-free reorganizations of investment companies; therefore, no gain or loss will be recognized by the Target Funds, the Acquiring Fund or their shareholders as a direct result of the Reorganizations. Each of the Target Funds and the Acquiring Fund is a series of the Trust, a registered open-end management investment company that issues its shares in separate series. The Reorganizations will be accomplished by (1) each Target Fund transferring all of its respective assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all the liabilities of the Target Fund, (2) each Target Fund distributing those shares of the Acquiring Fund to its shareholders, and (3) each Target Fund being dissolved.
The table below shows the number of shares of each Class issued by the Acquiring Fund and received by shareholders of the Target Funds if the Reorganizations had taken place on the period ended date in Note 1.

Target Fund	Shares Issued	Acquiring Fund
Connecticut – Class A	1,936,560	Tax Exempt Opportunities Fund – Class A
Connecticut Fund – Class B	15,759	Tax Exempt Opportunities Fund – Class B
Connecticut – Advisor Class	42,860	Tax Exempt Opportunities Fund – Advisor Class
Connecticut – Institutional Class	392	Tax Exempt Opportunities Fund – Institutional Class

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Massachusetts – Class A	1,323,962	Tax Exempt Opportunities Fund – Class A
Massachusetts Fund – Class B	9,260	Tax Exempt Opportunities Fund – Class B
Massachusetts – Advisor Class	96,186	Tax Exempt Opportunities Fund – Advisor Class
Massachusetts – Institutional Class	393	Tax Exempt Opportunities Fund – Institutional Class

Michigan – Class A	1,074,636	Tax Exempt Opportunities Fund – Class A
Michigan Fund – Class B	353	Tax Exempt Opportunities Fund – Class B
Michigan – Advisor Class	50,128	Tax Exempt Opportunities Fund – Advisor Class
Michigan – Institutional Class	393	Tax Exempt Opportunities Fund – Institutional Class

Minnesota – Class A	1,196,766	Tax Exempt Opportunities Fund – Class A
Minnesota Fund – Class B	985	Tax Exempt Opportunities Fund – Class B
Minnesota – Advisor Class	43,107	Tax Exempt Opportunities Fund – Advisor Class
Minnesota – Institutional Class	390	Tax Exempt Opportunities Fund – Institutional Class

North Carolina – Class A	1,525,358	Tax Exempt Opportunities Fund – Class A
North Carolina Fund – Class B	1,400	Tax Exempt Opportunities Fund – Class B
North Carolina – Advisor Class	249,896	Tax Exempt Opportunities Fund – Advisor Class
North Carolina – Institutional Class	388	Tax Exempt Opportunities Fund – Institutional Class

Ohio – Class A	1,288,783	Tax Exempt Opportunities Fund – Class A
Ohio Fund – Class B	1,855	Tax Exempt Opportunities Fund – Class B
Ohio – Advisor Class	883	Tax Exempt Opportunities Fund – Advisor Class
Ohio – Institutional Class	393	Tax Exempt Opportunities Fund – Institutional Class

Pennsylvania – Class A	2,212,920	Tax Exempt Opportunities Fund – Class A
Pennsylvania - Class B	4,884	Tax Exempt Opportunities Fund – Class B
Pennsylvania – Advisor Class	77,026	Tax Exempt Opportunities Fund – Advisor Class
Pennsylvania – Institutional Class	397	Tax Exempt Opportunities Fund – Institutional Class

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Virginia – Class A	2,827,852	Tax Exempt Opportunities Fund – Class A
Virginia Fund – Class B	5,928	Tax Exempt Opportunities Fund – Class B
Virginia – Advisor Class	15,308	Tax Exempt Opportunities Fund – Advisor Class
Virginia – Institutional Class	393	Tax Exempt Opportunities Fund – Institutional Class
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Tax Exempt Opportunities Fund, and the results of operations of the Tax Exempt Opportunities Fund for periods prior to the effective date of the Reorganizations will not be restated.
Note 2 – Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and pro forma combined net assets of the Acquiring Fund as of the date indicated, adjusted to reflect the costs of the Reorganizations.

Fund	Net Assets	As of Date
Connecticut Fund - Target Fund	$32,217,662	June 30, 2018
Massachusetts Fund Target Fund	$23,092,765
Michigan Fund - Target Fund	$18,179,693
Minnesota Fund Target Fund	$20,045,307
North Carolina Fund - Target Fund	$28,702,872
Ohio Fund - Target Fund	$20,861,583
Pennsylvania Fund - Target Fund	$37,058,136
Virginia Fund - Target Fund	$45,998,993
Tax Exempt Opportunities Fund - Acquiring Fund	$286,783,381
Tax Exempt Opportunities Fund - Pro Forma Acquiring Fund	$512,807,653

Note 3 – Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Tax Exempt Opportunities Fund as if the Reorganizations had been in effect for the year ended December 31, 2017 and the six-month period ended June 30, 2018.

For the Year Ended December 31, 2017

Expense Category	(Decrease)	Basis Point Effect
Advisory fees	($262,365)	(0.05)%
Other Expenses	($172,241)	(0.03)%

For the six-month period ended June 30, 2018

Expense Category	(Decrease)	Basis Point Effect
Advisory fees	($72,520)	(0.02)%
Other Expenses	($91,064)	(0.03)%
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Note 4 – Pro Forma Fees and Expenses

The following tables describe the fees and expenses of each class of shares of the North Carolina Fund and the Acquiring Fund and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the North Carolina Fund Reorganization, as well as the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to all Reorganizations.  Expenses for the North Carolina Fund and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for each class of shares of the Acquiring Fund assume that the Reorganizations had been in effect for the period ended June 30, 2018.
Fees and Expenses	North Carolina Fund Class A	Acquiring Fund Class A	Acquiring Fund Class A (pro forma, North Carolina Fund Reorganization only)	Acquiring Fund Class A (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.21%	0.18%	0.16%	0.15%
Total Annual Fund Operating Expenses	1.11%(2)	1.03%	1.01%	1.00%
(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in Appendix B of the Proxy Statement.  The CDSC is applies on the same terms for both Funds.
(2) FIMCO voluntarily waives advisory fees payable by the North Carolina Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the North Carolina Fund by 0.10% (annualized) for Class A shares resulting in net annual fund operating expenses of 1.01% for the North Carolina Fund’s Class A shares.

Fees and Expenses	North Carolina Class B	Acquiring Fund Class B	Acquiring Fund Class B (pro forma, North Carolina Fund Reorganization only)	Acquiring Fund Class B (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.19%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.79%(2)	1.75%	1.75%	1.75%
(1) A contingent deferred sales charge is imposed on all redemptions of Class B shares made within 6 years after the date of purchase.  The contingent deferred sales charge declines over the 6 year period.  The contingent deferred sales charge on redemptions of Class B shares within the first two years after the date of purchase is 4%, the third or fourth year is 3%, the fifth year is 2% and the sixth year is 1%. Class B shares automatically convert to Class A shares after eight years.
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(2) FIMCO voluntarily waives advisory fees payable by the North Carolina Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the North Carolina Fund by 0.10% (annualized) for Class B shares resulting in net annual fund operating expenses of 1.69% for the North Carolina Fund’s Class B shares.

Fees and Expenses	North Carolina Fund Advisor Class	Acquiring Fund Advisor Class	Acquiring Fund Advisor Class (pro forma, North Carolina Fund Reorganization only)	Acquiring Fund Advisor Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.31%	0.24%	0.24%	0.23%
Total Annual Fund Operating Expenses	0.91%(1)	0.79%	0.79%	0.78%
(1) FIMCO voluntarily waives advisory fees payable by the North Carolina Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the North Carolina Fund by 0.10% (annualized) for Advisor Class shares resulting in net annual fund operating expenses of0.81% for the North Carolina Fund’s Advisor Class shares.

Fees and Expenses	North Carolina Fund Institutional Class	Acquiring Fund Institutional Class	Acquiring Fund Institutional Class (pro forma, North Carolina Fund Reorganization only)	Acquiring Fund Institutional Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.21%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.81%(1)	0.70%	0.70%	0.70%
(1) FIMCO voluntarily waives advisory fees payable by the North Carolina Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the North Carolina Fund by 0.10% (annualized) for Institutional Class shares resulting in net annual fund operating expenses of 0.71% for the North Carolina Fund’s Institutional Class shares.

The following tables describe the fees and expenses of each class of shares of the Virginia Fund and the Acquiring Fund and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the Virginia Fund Reorganization, as well as the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to all Reorganizations.  Expenses for the Virginia Fund and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees
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and expenses for each class of shares of the Acquiring Fund assume that the Reorganizations had been in effect for the period ended June 30, 2018.
Fees and Expenses	Virginia Fund Class A	Acquiring Fund Class A	Acquiring Fund Class A (pro forma, Virginia Fund Reorganization only)	Acquiring Fund Class A (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.16%	0.18%	0.16%	0.15%
Total Annual Fund Operating Expenses	1.06%(2)	1.03%	1.01%	1.00%
(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in Appendix B of the Proxy Statement.  The CDSC is applies on the same terms for both Funds.
(2) FIMCO voluntarily waives advisory fees payable by the Virginia Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Virginia Fund by 0.10% (annualized) for Class A shares resulting in net annual fund operating expenses of 0.96% for the Virginia Fund’s Class A shares.

Fees and Expenses	Virginia Fund Class B	Acquiring Fund Class B	Acquiring Fund Class B (pro forma, Virginia Fund Reorganization only)	Acquiring Fund Class B (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.15%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.75%(2)	1.75%	1.75%	1.75%
(1) A contingent deferred sales charge is imposed on all redemptions of Class B shares made within 6 years after the date of purchase.  The contingent deferred sales charge declines over the 6 year period.  The contingent deferred sales charge on redemptions of Class B shares within the first two years after the date of purchase is 4%, the third or fourth year is 3%, the fifth year is 2% and the sixth year is 1%. Class B shares automatically convert to Class A shares after eight years.
(2) FIMCO voluntarily waives advisory fees payable by the Virginia Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Virginia Fund by 0.10% (annualized) for Class B shares resulting in net annual fund operating expenses of 1.65% for the Virginia Fund’s Class B shares.

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Fees and Expenses	Virginia Fund Advisor Class	Acquiring Fund Advisor Class	Acquiring Fund Advisor Class (pro forma, Virginia Fund Reorganization only)	Acquiring Fund Advisor Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.25%	0.24%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.85%(1)	0.79%	0.78%	0.78%
(1) FIMCO voluntarily waives advisory fees payable by the Virginia Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Virginia Fund by 0.10% (annualized) for Advisor Class shares resulting in net annual fund operating expenses of 0.75% for the Virginia Fund’s Advisor Class shares.

Fees and Expenses	Virginia Fund Institutional Class	Acquiring Fund Institutional Class	Acquiring Fund Institutional Class (pro forma, Virginia Fund Reorganization only)	Acquiring Fund Institutional Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.13%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.73%(1)	0.70%	0.70%	0.70%
(1) FIMCO voluntarily waives advisory fees payable by the Virginia Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, FIMCO voluntarily waived advisory fees for the Virginia Fund by 0.10% (annualized) for Institutional Class shares resulting in net annual fund operating expenses of 0.63% for the Virginia Fund’s Institutional Class shares.

The following tables describe the fees and expenses of each class of shares of each Target Fund and the Acquiring Fund and the pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to all Reorganizations.  Expenses for each Target Fund and the Acquiring Fund are based on their respective operating expenses for the period ended June 30, 2018 and are annualized.  The pro forma fees and expenses for each class of shares of the Acquiring Fund assume that the Reorganizations had been in effect for the period ended June 30, 2018.
Fees and Expenses	Connecticut Fund Class A	Massachusetts Fund Class A	Michigan Fund Class A	Minnesota Fund Class A	North Carolina Fund Class A	Ohio Fund Class A	Pennsylvania Fund Class A	Virginia Fund Class A	Acquiring Fund Class A	Acquiring Fund Class A (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

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Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)	1.00%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Other Expenses	0.19%	0.31%	0.30%	0.27%	0.21%	0.24%	0.17%	0.16%	0.18%	0.15%
Total Annual Fund Operating Expenses	1.09%(2)	1.21%(2)	1.20%(2)	1.17%(2)	1.11%(2)	1.14%(2)	1.07%(2)	1.06%(2)	1.03%	1.00%
(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in Appendix B of the Proxy Statement.  The CDSC is applies on the same terms for each Fund.
(2) FIMCO voluntarily waives advisory fees payable by each Target Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, taking into account the voluntary fee waiver, net annual fund operating expenses for each class of each Target Fund would be 0.10% lower than represented in the table.

Fees and Expenses	Connecticut Fund Class B	Massachusetts Fund Class B	Michigan Fund Class B	Minnesota Fund Class B	North Carolina Fund Class B	Ohio Fund Class B	Pennsylvania Fund Class B	Virginia Fund Class B	Acquiring Fund Class B	Acquiring Fund Class B (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)	4.00%(1)

10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.55%	0.55%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.28%	0.27%	0.26%	0.36%	0.19%	0.54%	0.28%	0.15%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.88%(2)	1.87%(2)	1.86%(2)	1.96%(2)	1.79%(2)	2.14%(2)	1.88%(2)	1.75%(2)	1.75%	1.75%
(1) A contingent deferred sales charge is imposed on all redemptions of Class B shares made within 6 years after the date of purchase.  The contingent deferred sales charge declines over the 6 year period.  The contingent deferred sales charge on redemptions of Class B shares within the first two years after the date of purchase is 4%, the third or fourth year is 3%, the fifth year is 2% and the sixth year is 1%. Class B shares automatically convert to Class A shares after eight years.
(2) FIMCO voluntarily waives advisory fees payable by each Target Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, taking into account the voluntary fee waiver, net annual fund operating expenses for each class of each Target Fund would be 0.10% lower than represented in the table.

Fees and Expenses	Connecticut Fund Advisor Class	Massachusetts Fund Advisor Class	Michigan Fund Advisor Class	Minnesota Fund Advisor Class	North Carolina Fund Advisor Class	Ohio Fund Advisor Class	Pennsylvania Fund Advisor Class	Virginia Fund Advisor Class	Acquiring Fund Advisor Class	Acquiring Fund Advisor Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

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Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None	None	None	None	None	None	None
Other Expenses	0.19%	0.32%	0.29%	0.34%	0.31%	0.54%	0.22%	0.25%	0.24%	0.23%
Total Annual Fund Operating Expenses	0.79%(1)	0.92%(1)	0.89%(1)	0.94%(1)	0.91%(1)	1.14%(1)	0.82%(1)	0.85%(1)	0.79%	0.78%
 (1) FIMCO voluntarily waives advisory fees payable by each Target Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, taking into account the voluntary fee waiver, net annual fund operating expenses for each class of each Target Fund would be 0.10% lower than represented in the table.

Fees and Expenses	Connecticut Fund Insti- tutional Class	Massachusetts Fund Insti- tutional Class	Michigan Fund Insti- tutional Class	Minnesota Fund Insti- tutional Class	North Carolina Fund Insti- tutional Class	Ohio Fund Insti- tutional Class	Pennsylvania Fund Insti- tutional Class	Virginia Fund Insti- tutional Class	Acquiring Fund Insti- tutional Class	Acquiring Fund Institutional Class (pro forma, all Reorganizations)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	None	None	None	None	None	None	None	None	None
Other Expenses	0.20%	0.31%	0.32%	0.27%	0.21%	0.28%	0.15%	0.13%	0.15%	0.15%
Total Annual Fund Operating	0.80%(1)	0.91%(1)	0.92%(1)	0.87%(1)	0.81%(1)	0.88%(1)	0.75%(1)	0.73%(1)	0.70%	0.70%

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Expenses
(1) FIMCO voluntarily waives advisory fees payable by each Target Fund.  These fee waivers are not reflected in the table and can be terminated by FIMCO at any time in its discretion.  For the period ended June 30, 2018, taking into account the voluntary fee waiver, net annual fund operating expenses for each class of each Target Fund would be 0.10% lower than represented in the table.

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Notes to Pro Forma Financial Information (unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

Basis of Combination — At its April 18-19, 2018 meeting, the Board of Trustees (the “Board”) of the Trust unanimously approved a Plan of Reorganization and Termination (the “Plan”), whereby each Target Fund will transfer of all of its assets to the Tax Exempt Opportunities Fund in exchange solely for shares of the Tax Exempt Opportunities Fund and the Tax Exempt Opportunities Fund’s assumption of all of such Target Fund’s liabilities.  The shares of the Tax Exempt Opportunities Fund received by each Target Fund will be distributed pro rata to the Target Fund’s shareholders of record as of the date of the Reorganizations, and the Target Fund will be terminated.  Class A shareholders of each Target Funds will receive Class A Shares of Tax Exempt Opportunities Fund, Class B shareholders of the Target Funds will receive Class B Shares of Tax Exempt Opportunities Fund, Advisor Class shareholders of the Target Funds will receive Advisor Class Shares of Tax Exempt Opportunities Fund and Institutional Class shareholders of the Target Funds will receive Institutional Class Shares of Tax Exempt Opportunities Fund. Shareholders will not pay any sales charges or similar transaction charges in connection with the Reorganizations.

Each Reorganization will be considered a tax-free reorganization under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”) with Tax Exempt Opportunities Fund remaining as both the tax and accounting survivor.  As such, the Funds and their shareholders would not recognize any gain or loss as a direct result of the Reorganizations.  FIMCO has reviewed the Funds’ current portfolio holdings and determined that each Target Fund’s holdings generally are compatible with the Acquiring Fund’s investment objective and policies.  As a result, (1) FIMCO believes that all, or substantially all, of each Target Fund’s assets could be transferred to and held by the Acquiring Fund, and (2) FIMCO does not anticipate selling any significant portion of the assets of a Target Fund in connection with the Reorganizations.

The Reorganization of one Target Fund is not contingent on the Reorganization of any other Target Fund.  For example, if the Reorganization Plan is approved by shareholders of each Target Fund, other than shareholders of the Michigan Fund, the Reorganization for all Target Funds, except the Michigan Fund, into the Acquiring Fund would proceed nonetheless.

Security Valuation — Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities are priced based upon evaluated prices that are provided by a pricing service approved by the Board. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. quotations or prices are not readily available or are deemed to be unreliable, or do not appear to effect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Capital Shares — The unaudited pro forma number of shares of each class issued by the Tax Exempt Opportunities Fund as of June 30, 2018 under Basis of Pro Forma above was calculated by dividing the net assets of each class of the Target Funds by the respective net asset value per share of the corresponding class of the Tax Exempt Opportunities Fund.

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Reorganization Costs — The Target Funds will bear the costs of the Reorganizations (e.g., legal, proxy solicitation, printing and postage costs).  Reorganization expenses are estimated to be approximately $132,739.  The Target Funds will split the costs of the Reorganizations evenly, except that each Target Fund will bear the costs of printing and mailing the proxy statement to its shareholders and its proxy solicitation costs, as well as any brokerage or similar expenses.  The costs of the Reorganizations will be split evenly because they are expected to be incurred evenly by each Target Fund, except for those expenses for which each Target Fund will bear its own costs.  Each Target Fund will bear its share of the Reorganization expenses as stated above, regardless of whether Target Fund shareholders approve the Reorganization Plan with respect to a Target Fund.

Use of Estimates in Preparation of Pro Forma Financial Information — Management of the Funds has made certain estimates and assumptions relating to assets, liabilities, income and expenses to prepare this pro forma financial information in conformity with accounting principles generally accepted in the United States of America.  Actual results could differ from these estimates.

Federal Income Taxes— No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. No capital gain distributions shall be made until any capital loss carryovers have been fully utilized or expired. A portion of the amount of these capital loss carryovers may be limited in the future.

Each Target Fund, except the Pennsylvania Fund, has capital loss carryovers.  The Target Funds have capital loss carryovers in the following amounts, which do not expire:

Connecticut Fund	$467,213
Massachusetts Fund	$648,826
Michigan Fund	$26,636
Minnesota Fund	$151,628
North Carolina Fund	$556,095
Ohio Fund	$188,003
Virginia Fund	$1,259,591

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